UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

ITEM 1.	REPORTS TO STOCKHOLDERS.

GE Investments Funds, Inc.

U.S. Equity Fund

Semi-Annual Report

June 30, 2013

GE Investments Funds, Inc.

U.S. Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

U.S. Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments U.S. Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

Sector Allocation

as a % of Fair Value of $32,069 (in thousands) on June 30, 2013(a)(b)

Top Ten Largest Holdings

as of June 30, 2013 as a % of Fair Value(a)(b)(c)

Cisco Systems Inc.	2.76%
Pfizer Inc.	2.58%
Johnson & Johnson	2.49%
Microsoft Corp.	2.33%
Chevron Corp.	2.23%
Express Scripts Holding Co.	2.18%
Apple Inc.	2.18%
Qualcomm Inc.	2.14%
EMC Corp.	2.04%
Lowe’s Companies Inc.	1.96%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented do not include the Fund’s entire investment portfolio and may change at any time.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 - June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*

Actual Fund Return	1,000.00	1,151.40	4.37
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.73	4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82% (for the period January 1, 2013 - June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

U.S. Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value

Common Stock — 95.2%†

Advertising — 0.9%

Omnicom Group Inc.	3,338	$209,860
The Interpublic Group of Companies Inc.	5,621	81,786
		291,646

Aerospace & Defense — 2.1%

Honeywell International Inc.	6,429	510,077
The Boeing Co.	1,634	167,387
		677,464

Agricultural Products — 0.7%

Archer-Daniels-Midland Co.	6,939	235,302

Air Freight & Logistics — 1.3%

United Parcel Service Inc.	4,778	413,201

Application Software — 0.6%

Intuit Inc.	3,162	192,976

Asset Management & Custody Banks — 3.8%

Ameriprise Financial Inc.	5,920	478,809
Invesco Ltd.	13,807	439,062
State Street Corp.	4,567	297,814	(c)
		1,215,685

Auto Parts & Equipment — 0.5%

TRW Automotive Holdings Corp.	2,302	152,945	(a)

Automobile Manufacturers — 1.4%

Ford Motor Co.	29,054	449,465

Automotive Retail — 0.4%

AutoZone Inc.	335	141,936	(a)

Biotechnology — 2.1%

Amgen Inc.	3,109	306,734
Gilead Sciences Inc.	7,377	377,776	(a)
		684,510

Broadcasting — 1.0%

CBS Corp.	1,757	85,864
Discovery Communications Inc.	3,513	244,715	(a)
		330,579

Cable & Satellite — 3.2%

Comcast Corp.††	11,347	475,212
Comcast Corp.††	5,902	234,132

	Number of Shares	Fair Value

Liberty Global PLC	4,743	$322,002	(a)
		1,031,346

Casinos & Gaming — 0.5%

Las Vegas Sands Corp.	2,986	158,049

Commodity Chemicals — 1.3%

LyondellBasell Industries N.V.	6,183	409,686

Communications Equipment — 4.9%

Cisco Systems Inc.	36,363	883,984
Qualcomm Inc.	11,225	685,623
		1,569,607

Computer Hardware — 2.2%

Apple Inc.	1,762	697,893

Computer Storage & Peripherals — 2.1%

EMC Corp.	27,756	655,597

Construction & Farm Machinery — 0.9%

Cummins Inc.	790	85,683
Deere & Co.	2,459	199,794
		285,477

Consumer Finance — 1.4%

American Express Co.	5,790	432,860

Data Processing & Outsourced Services — 2.2%

Paychex Inc.	4,744	173,250
The Western Union Co.	8,609	147,300
Visa Inc.	2,003	366,048
		686,598

Department Stores — 0.4%

Macy’s Inc.	2,459	118,032

Diversified Chemicals — 0.2%

PPG Industries Inc.	422	61,785

Diversified Financial Services — 5.4%

Citigroup Inc.	12,929	620,204
JPMorgan Chase & Co.	10,347	546,218
Wells Fargo & Co.	13,806	569,774
		1,736,196

Drug Retail — 0.5%

CVS Caremark Corp.	2,775	158,675

Electric Utilities — 0.4%

NextEra Energy Inc.	1,581	128,819

Electrical Components & Equipment — 0.3%

Eaton Corp PLC	1,405	92,463

See Notes to Schedule of Investments and Notes to Financial Statements.

3

U.S. Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Fertilizers & Agricultural Chemicals — 0.9%

Monsanto Co.	2,987	$295,116

General Merchandise Stores — 0.7%

Dollar General Corp.	527	26,577	(a)
Target Corp.	2,845	195,907
		222,484

Healthcare Distributors — 0.5%

Cardinal Health Inc.	3,249	153,353

Healthcare Equipment — 2.3%

Covidien PLC	9,909	622,682
Medtronic Inc.	1,880	96,763
Stryker Corp.	422	27,295
		746,740

Healthcare Services — 2.2%

Express Scripts Holding Co.	11,350	700,182	(a)

Healthcare Supplies — 0.5%

Dentsply International Inc.	3,865	158,310

Home Building — 0.3%

MDC Holdings Inc.	3,162	102,797

Home Improvement Retail — 2.0%

Lowe’s Companies Inc.	15,336	627,242

Independent Power Producers & Energy Traders — 0.7%

AES Corp.	4,392	52,660
Calpine Corp.	5,129	108,889	(a)
NRG Energy Inc.	2,372	63,333
		224,882

Industrial Machinery — 1.3%

Dover Corp.	5,164	401,037

Integrated Oil & Gas — 4.5%

Chevron Corp.	6,042	715,010
Exxon Mobil Corp.	1,511	136,519	(d)
Hess Corp.	1,931	128,393
Occidental Petroleum Corp.	5,075	452,843
		1,432,765

Integrated Telecommunication Services — 0.1%

AT&T Inc.	1,054	37,312

Internet Retail — 0.4%

Amazon.com Inc.	492	136,624	(a)

	Number of Shares	Fair Value

Internet Software & Services — 3.0%

Baidu Inc. ADR	2,459	$232,450	(a)
eBay Inc.	6,535	337,990	(a)
Google Inc.	429	377,678	(a)
		948,118

Investment Banking & Brokerage — 1.6%

The Charles Schwab Corp.	3,689	78,318
The Goldman Sachs Group Inc.	2,898	438,323
		516,641

IT Consulting & Other Services — 0.3%

International Business Machines Corp.	562	107,404

Life & Health Insurance — 0.4%

Prudential Financial Inc.	1,581	115,461

Life Sciences Tools & Services — 0.3%

PerkinElmer Inc.	2,503	81,347

Managed Healthcare — 1.9%

UnitedHealth Group Inc.	9,136	598,226

Movies & Entertainment — 1.4%

Time Warner Inc.	7,905	457,067

Multi-Line Insurance — 1.8%

American International Group Inc.	12,596	563,042	(a)

Oil & Gas Equipment & Services — 3.3%

Halliburton Co.	11,648	485,954
Schlumberger Ltd.	7,730	553,932
		1,039,886

Oil & Gas Exploration & Production — 2.6%

Anadarko Petroleum Corp.	6,938	596,182
Marathon Oil Corp.	7,027	242,993
		839,175

Packaged Foods & Meats — 1.2%

Kraft Foods Group Inc.	2,374	132,635
Mondelez International Inc.	8,431	240,536
		373,171

Pharmaceuticals — 6.8%

Actavis Inc.	2,547	321,483	(a)
GlaxoSmithKline PLC ADR	1,406	70,257
Johnson & Johnson	9,292	797,811
Merck & Company Inc.	3,444	159,973
Pfizer Inc.	29,513	826,659
		2,176,183

See Notes to Schedules of Investments and Notes to Financial Statements.

4

U.S. Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Property & Casualty Insurance — 1.5%

ACE Ltd.	5,428	$485,698

Railroads — 0.6%

CSX Corp.	8,432	195,538

Regional Banks — 1.4%

Regions Financial Corp.	47,079	448,663

Research & Consulting Services — 0.3%

Nielsen Holdings N.V.	2,388	80,212

Retail REITs — 0.1%

Energizer Holdings Inc.	225	22,615

Semiconductor Equipment — 0.2%

Applied Materials Inc.	3,690	55,018

Semiconductors — 0.3%

Analog Devices Inc.	2,179	98,186

Soft Drinks — 2.9%

Coca-Cola Enterprises Inc.	10,013	352,058
PepsiCo Inc.	7,062	577,601
		929,659

Specialized Finance — 1.2%

CME Group Inc.	5,093	386,966

Specialized REITs — 0.6%

American Tower Corp.	2,635	192,803

Specialty Stores — 0.7%

Dick’s Sporting Goods Inc.	4,392	219,864

Systems Software — 3.6%

Microsoft Corp.	21,642	747,299
Oracle Corp.	13,088	402,063
		1,149,362

Total Common Stock (Cost $24,573,262)		30,327,941

Exchange Traded Funds — 1.4%

Financial Select Sector SPDR Fund	4,798	93,513	(f)
Industrial Select Sector SPDR Fund	8,642	367,890	(f)

Total Exchange Traded Funds (Cost $330,534)		461,403

Total Investments in Securities (Cost $24,903,796)		30,789,344

	Number of Shares	Fair Value

Short-Term Investments — 4.0%

GE Institutional Money Market Fund — Investment Class 0.00% (Cost $1,279,695)		$1,279,695	(b,e)

Total Investments (Cost $26,183,491)		32,069,039

Liabilities in Excess of Other Assets, net — (0.6)%		(195,912)

NET ASSETS — 100.0%		$31,873,127

Other Information:
The Fund had the following long futures contracts open at June 30, 2013:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2013	8	$639,720	$(6,215)

See Notes to Schedules of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(d)	At June 30,2013 all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(f)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of June 30,2013.

††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

SPDR	Standard & Poors Depository Receipts

6

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 1
	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$35.14		$30.74		$31.92		$29.23		$22.44		$36.41
Income/(loss) from investment operations:
Net investment income	0.18		0.45		0.24		0.28	*	0.30		0.37
Net realized and unrealized gains/(losses) on investments	5.14		4.40		(1.17)		2.72		6.80		(13.52)
Total income/(loss) from investment operations	5.32		4.85		(0.93)		3.00		7.10		(13.15)
Less distributions from:
Net investment income	—		0.45		0.25		0.31		0.31		0.36
Net realized gains	—		—		—		—		—		0.46
Total distributions	—		0.45		0.25		0.31		0.31		0.82
Net asset value, end of period	$40.46		$35.14		$30.74		$31.92		$29.23		$22.44
TOTAL RETURN(a)	15.14%		15.80%		(2.91)%		10.26%		31.63%		(36.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$31,873		$29,924		$30,940		$38,305		$41,792		$37,917
Ratios to average net assets:
Net investment income	0.89%	**	1.22%		0.70%		0.96%		1.11%		1.03%
Net Expenses	0.82%	(b)**	0.80%	(b)	0.89%	(b)	0.69%	(b)	0.86%	(b)	0.72%	(b)
Gross expenses	0.82%	**	0.81%		0.90%		0.69%		0.86%		0.72%
Portfolio turnover rate	20%		66%		39%		42%		46%		56%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s advisory and administrative fee in an amount equal to the advisory and administrative fee earned by GEAM with respect to the Fund’s investment in an affiliated Money Market Fund managed by GEAM.
†	(Unaudited)
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $24,903,796)	$30,789,344
Short-term affiliated investments (at amortized cost)	1,279,695
Receivable for investments sold	157,047
Income receivable	21,852
Other assets	369
Total assets	32,248,307

LIABILITIES
Payable for investments purchased	186,355
Payable for Fund shares redeemed	134,400
Payable to GEAM	14,437
Accrued other expenses	37,068
Variation margin payable	2,920
Total liabilities	375,180
NET ASSETS	$31,873,127

NET ASSETS CONSIST OF:
Capital paid in	$29,342,883
Undistributed net investment income	140,581
Accumulated net realized loss	(3,489,670)
Net unrealized appreciation (depreciation) on:
Investments	5,885,548
Futures	(6,215)
NET ASSETS	$31,873,127

Net Assets	$31,873,127
Shares outstanding ($0.01 par value; unlimited shares authorized)	787,852
Net asset value per share	$40.46

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$266,534
Interest	3,851
Interest from affiliated investments	147
Less: Foreign taxes withheld	(1,098)
Total income	269,434

Expenses
Advisory and administration fees	86,934
Directors’ fees	652
Custody and accounting expenses	22,366
Professional fees	9,148
Other expenses	10,292
Total expenses before waivers	129,392
Less: Fees waived by the adviser	(539)
Net expenses	128,853
Net investment income	140,581

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	1,732,075
Futures	25,344

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	2,526,146
Futures	(4,934)
Net realized and unrealized gain on Investments	4,278,631
Net increase in net assets resulting from operations	$4,419,212

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets
	Six months ended June 30, 2013†	Year ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$140,581	$382,422
Net realized gain on investments and futures	1,757,419	3,020,134
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,521,212	1,246,483
Net Increase from operations	4,419,212	4,649,039
Distributions to shareholders from:
Net investment income	—	(382,902)
Total Distributions	—	(382,902)
Increase (decrease) in assets from operations and distributions	4,419,212	4,266,137
Share transactions:
Proceeds from sale of shares	504,412	326,239
Value of distributions reinvested	—	382,902
Cost of shares redeemed	(2,974,723)	(5,990,950)
Net increase (decrease) from share transactions	(2,470,311)	(5,281,809)
Total increase (decrease) in net assets	1,948,901	(1,015,672)

NET ASSETS
Beginning of period	29,924,226	30,939,898
End of period	31,873,127	29,924,226
Undistributed net investment income, end of period	$140,581	$—

CHANGES IN FUND SHARES
Shares sold	12,672	9,536
Issued for distributions reinvested	—	10,962
Shares redeemed	(76,325)	(175,613)
Net decrease in Fund Shares	(63,653)	(155,115)

†	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2013 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, (the “Fund”) S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) as an investment option for variable life insurance contracts and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign

11

Notes to Financial Statements	June 30, 2013 (Unaudited)

corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for

12

Notes to Financial Statements	June 30, 2013 (Unaudited)

different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the

Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities †
Common Stock	$30,327,941	$—	$—	$30,327,941
Exchange Traded Funds	461,403	—	—	461,403
Short-Term Investments	1,279,695	—	—	1,279,695

Total Investments in Securities	$32,069,039	$—	$—	$32,069,039

Other Financial Instruments *
Futures Contracts — Unrealized Depreciation	$(6,215)	$—	$—	$(6,215)

†See Schedule of Investments for industry classification

*  Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

13

Notes to Financial Statements	June 30, 2013 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2013.

The Fund invested in financial instrument and derivatives during the reporting period that are either offset in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to offset exists, is presented in the summary below.

	Asset Derivatives June 30, 2013		Liability Derivatives June 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statements of Assets and Liabilities	Fair Value ($)
Equity futures contracts	Assets, variation margin receivable	—	Liabilities, variation margin payable	2,920
Equity futures contracts	Unrealized gain, net assets	—*	Unrealized loss, net assets	6,215*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Fair value of the collateral held with the counter party was $63,787 for the period ending June 30, 2013.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operation, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain on Derivatives Recognized in Income ($)	Change in Unrealized Depreciation on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	4,773,494/(3,766,524)	25,344	(4,934)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2013.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 17, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity

14

Notes to Financial Statements	June 30, 2013 (Unaudited)

for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each Fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$6,159,087	$9,294,606

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2013, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation
	Appreciation	Depreciation
$26,524,866	$5,956,751	$(412,578)	$5,544,173

As of December 31, 2012, the Fund had capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$4,462,687	$—	12/31/2017
412,664	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2012, the Fund utilized $2,403,873 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2012 as follows:

Capital	Ordinary
$31,645	$—

The tax composition of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2012	$382,902	$—	$382,902
2011	249,303	—	249,303

15

Notes to Financial Statements	June 30, 2013 (Unaudited)

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures investments organized as partnerships for tax purposes and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain	Capital Paid In
$1,440	$(1,715)	$—	$275

16

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Fund is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

17

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

18

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

19

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

20

Additional Information	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

21

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC–information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Total Return Fund

Semi-Annual Report

June 30, 2013

GE Investments Funds, Inc.

Total Return Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Total Return Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Total Return Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The investment adviser utilizes information from GE Asset Management’s Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. Based on GE Asset Management’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of three broad-based benchmarks. †

Sector Allocation

as a % of Fair Value of $2,884,064 (in thousands) on June 30, 2013 (a)(b)

Top Ten Largest Holdings

as of June 30, 2013 as a % of Fair Value (a)(b)(c)

Exxon Mobil Corp.	1.06%
Apple Inc.	0.98%
U.S. Treasury Notes 1.50%, 07/31/16	0.71%
U.S. Treasury Notes 0.23%, 10/31/14	0.69%
U.S. Treasury Notes 0.25%, 12/31/14	0.69%
Microsoft Corp.	0.68%
Government National Mortgage Assoc. 3.50%, 10/20/42	0.67%
U.S. Treasury Notes 1.13%, 12/31/19	0.66%
Johnson & Johnson	0.63%
General Electric Co.	0.63%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented do not include the Fund’s entire investment portfolio and may change at any time.
†	Prior to January 23, 2013, the Fund’s underlying strategies were actively managed. See note 7, “Sub-advisory fees” in Notes to Financial Statements for additional information.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

Total Return Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and services fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 – June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Class 1	1,000.00	1,045.00	3.04
Class 3	1,000.00	1,043.90	4.31
Hypothetical 5% Return (2.5% for the period)
Class 1	1,000.00	1,021.82	3.01
Class 3	1,000.00	1,020.58	4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% for Class 1 and 0.85% for Class 3 (for the period January 1, 2013 — June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Total Return Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Total Return Fund

	Number of Shares	Fair Value
Equity Securities — 69.5%†

Consumer Discretionary — 7.5%

Comcast Corp.	199,441	$8,352,589
The Walt Disney Co.	136,419	8,614,860
The Home Depot Inc.	110,642	8,571,436
Other Securites	9,412,383	186,387,628
		211,926,513

Consumer Staples — 6.5%

PepsiCo Inc.	117,138	9,580,717
Philip Morris International Inc.	123,876	10,730,139
The Coca-Cola Co.	290,129	11,637,074
The Procter & Gamble Co.	207,604	15,983,432
Wal-Mart Stores Inc.	124,089	9,243,390
Other Securites	6,327,278	125,201,829
		182,376,581

Energy — 6.2%

Chevron Corp.	146,870	17,380,596
Exxon Mobil Corp.	336,784	30,428,434
Other Securites	9,805,352	128,536,696
		176,345,726

Financials — 13.0%

Bank of America Corp.	816,519	10,500,434
Berkshire Hathaway Inc.	138,181	15,465,218	(a)
Citigroup Inc.	230,490	11,056,605
JPMorgan Chase & Co.	286,281	15,112,774
Wells Fargo & Co.	373,100	15,397,837
Other Securites	52,043,875	299,123,118
		366,655,986

Healthcare — 7.0%

Johnson & Johnson	212,763	18,267,831
Merck & Company Inc.	228,727	10,624,369
Pfizer Inc.	505,767	14,166,534
Other Securites	4,557,285	155,797,098
		198,855,832

Industrials — 6.8%

General Electric Co.	783,188	18,162,130	(f)
Other Securites	10,287,143	175,318,703	(d)
		193,480,833

Information Technology — 8.9%

Apple Inc.	71,099	28,160,892
Cisco Systems Inc.	404,820	9,841,174
Google Inc.	20,356	17,920,812	(a)
Intel Corp.	376,541	9,119,823
International Business Machines Corp.	78,944	15,086,988
Microsoft Corp.	569,282	19,657,307

	Number of Shares	Fair Value
Oracle Corp.	278,296	$8,549,253
Other Securites	9,379,706	143,881,525
		252,217,774

Materials — 3.3%

Other Securites	8,208,850	94,194,937

Telecommunication Services — 2.3%

AT&T Inc.	407,493	14,425,252
Verizon Communications Inc.	216,722	10,909,785
Other Securites	9,152,178	39,830,679
		65,165,716

Utilities — 2.2%
Other Securites	6,782,457	62,131,952

Total Equity Securities (Cost $1,679,831,901)		1,803,351,850

		Principal Amount	Fair Value
Bonds and Notes — 32.5%

U.S. Treasuries — 11.9%

U.S. Treasury Bonds
4.38%	11/15/39	$11,000,000	$12,894,068
U.S. Treasury Bonds
3.00%	05/15/42	13,250,000	12,078,196	(d)
U.S. Treasury Notes
4.50%	05/15/17	15,000,000	16,988,670
U.S. Treasury Notes
2.38%	03/31/16	13,500,000	14,160,231
U.S. Treasury Notes
2.38%	08/31/14	10,000,000	10,250,780
U.S. Treasury Notes
3.25%	12/31/16	15,000,000	16,231,635
U.S. Treasury Notes
2.13%	05/31/15	11,000,000	11,372,966
U.S. Treasury Notes
1.50%	07/31/16	20,000,000	20,476,560
U.S. Treasury Notes
0.95%	02/28/17	15,000,000	14,962,500	(c,d)
U.S. Treasury Notes
0.31%	03/15/15	14,000,000	14,016,408	(c)
U.S. Treasury Notes
0.23%	10/31/14	20,000,000	20,007,820	(c)
U.S. Treasury Notes
1.25%	10/31/19	10,000,000	9,699,220
U.S. Treasury Notes
0.25%	12/31/14	20,000,000	19,964,060	(c)
U.S. Treasury Notes
1.13%	12/31/19	20,000,000	19,162,500
U.S. Treasury Notes
0.36%	06/30/15	16,000,000	16,006,256	(c)

Other Securites		97,700,000	106,690,481
			334,962,351

U.S. Government Sponsored Agencies — 0.2%

Other Securites		6,000,000	5,834,086

See Notes to Schedules of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

Agency Mortgage Backed — 10.9%

Federal National Mortgage Assoc.
3.00%	TBA	$9,500,000	$9,281,796		(b)
Federal National Mortgage Assoc.
0.27%	08/28/14	10,000,000	10,070,310		(c)
Federal National Mortgage Assoc.
3.50%	01/01/28	15,869,787	16,554,443
Federal National Mortgage Assoc.
3.50%	10/01/42	15,575,810	15,832,858
Federal National Mortgage Assoc.
3.00%	01/01/28	9,494,525	9,792,476
Government National Mortgage Assoc.
3.50%	10/20/42	18,694,859	19,219,182
Other Securites		215,986,534	226,044,648		(d)
			306,795,713

Asset Backed — 0.1%

Other Securites		3,000,000	3,175,200

Non-Agency Collateralized Mortgage Obligations — 0.6%

Other Securites		15,127,951	16,398,291		(d)

Federal Agencies — 0.1%

Other Securites		2,400,000	2,291,150

Corporate Notes — 8.1%

Other Securites		224,399,275	230,010,104		(d)

Sovereign Bonds — 0.4%

Other Securites		11,403,075	12,051,621		(d)

Municipal Bonds and Notes — 0.3%

Other Securites		6,800,000	7,539,319		(d)

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	620,251	—	**	(b,g,h)

Total Bonds and Notes (Cost $939,223,118)			919,057,835

Short-Term Investments — 5.7%

GE Institutional Money Market Fund — Investment Class 0.00% (Cost $161,654,290)			161,654,290		(c, e)

Total Investments (Cost $2,780,709,309)			2,884,063,975

Liabilities in Excess of Other Assets, net — (2.0)%			(55,945,703)

NET ASSETS — 100.0%			$2,828,118,272

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI Eafe Mini Index Futures	September 2013	53	$4,345,205	$(110,562)
MSCI Emerging Market Mini Futures	September 2013	29	1,353,865	(13,610)
Russell 2000 Mini Index Futures	September 2013	12	1,169,640	4,510
S&P 500 Emini Index Futures	September 2013	193	15,433,245	(212,815)
S&P Midcap 400 Emini Index Futures	September 2013	17	1,968,430	(10,861)

				$(343,338)

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P Midcap 400 Emini Index Futures	September 2013	1	$(115,790)	$168

				$168

				$(343,170)

The Fund held the following TBA sale commitments as of June 30, 2013:

	Principal Amount	Fair Value
Agency Mortgage Backed

Federal National Mortgage Assoc. 3.50% TBA (Cost $629,344)	$(600,000)	$(624,938)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 493-3042; and ii) on the SEC’s website at http://www.sec.gov.

See Notes to Schedules of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2013 (Unaudited)

The Fund was invested in the following Countries at June 30, 2013:

Country	Percentage (based on Fair Value)
United States	76.69%
United Kingdom	3.44%
Japan	3.36%
Canada	1.80%
Switzerland	1.59%
France	1.48%
Germany	1.45%
Australia	1.26%
China	0.85%
South Korea	0.72%
Brazil	0.72%
Taiwan	0.54%
Sweden	0.47%
Netherlands	0.46%
Spain	0.45%
Hong Kong	0.45%
Supranational	0.44%
Mexico	0.42%
Italy	0.37%
South Africa	0.33%
India	0.31%
Russian Federation	0.25%
Singapore	0.24%
Belgium	0.19%
Malaysia	0.18%
Denmark	0.16%
Turkey	0.16%
Indonesia	0.15%
Norway	0.15%
Thailand	0.13%
Finland	0.11%
Chile	0.10%
Poland	0.10%
Philippines	0.09%
Colombia	0.09%
Israel	0.07%
Peru	0.04%
Ireland	0.04%
Austria	0.04%
Portugal	0.03%
New Zealand	0.02%
Uruguay	0.02%
Czech Republic	0.01%
Hungary	0.01%
Egypt	0.01%
Panama	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2013:

Industry	Domestic	Foreign	Total
Diversified Financial Services	2.00%	3.13%	5.13%
Pharmaceuticals	2.28%	1.36%	3.64%
Integrated Oil & Gas	1.93%	1.21%	3.14%
Integrated Telecommunication Services	0.96%	0.51%	1.47%
Packaged Foods & Meats	0.65%	0.69%	1.34%
Oil & Gas Exploration & Production	1.00%	0.34%	1.34%
Computer Hardware	1.17%	0.08%	1.25%
Industrial Conglomerates	0.92%	0.29%	1.21%
Semiconductors	0.77%	0.43%	1.20%
Aerospace & Defense	1.02%	0.18%	1.20%
Systems Software	1.11%	0.01%	1.12%
Property & Casualty Insurance	0.95%	0.16%	1.11%
Electric Utilities	0.78%	0.32%	1.10%
Internet Software & Services	0.97%	0.09%	1.06%
Household Products	0.84%	0.15%	0.99%
Automobile Manufacturers	0.23%	0.72%	0.95%
Healthcare Equipment	0.88%	0.07%	0.95%
Biotechnology	0.86%	0.06%	0.92%
Tobacco	0.65%	0.27%	0.92%
Soft Drinks	0.81%	0.06%	0.87%
Communications Equipment	0.78%	0.08%	0.86%
Life & Health Insurance	0.41%	0.44%	0.85%
IT Consulting & Other Services	0.75%	0.09%	0.84%
Industrial Machinery	0.46%	0.30%	0.76%
Data Processing & Outsourced Services	0.72%	0.03%	0.75%
Wireless Telecommunication Services	0.12%	0.63%	0.75%
Oil & Gas Equipment & Services	0.65%	0.07%	0.72%
Regional Banks	0.62%	0.10%	0.72%
Multi-Utilities	0.49%	0.22%	0.71%
Movies & Entertainment	0.70%	0.00%	0.70%
Electrical Components & Equipment	0.41%	0.24%	0.65%
Restaurants	0.58%	0.07%	0.65%
Asset Management & Custody Banks	0.55%	0.06%	0.61%
Hypermarkets & Super Centers	0.45%	0.15%	0.60%
Multi-Line Insurance	0.29%	0.31%	0.60%
Cable & Satellite	0.48%	0.10%	0.58%
Railroads	0.35%	0.23%	0.58%
Diversified Metals & Mining	0.09%	0.49%	0.58%
Diversified Chemicals	0.34%	0.17%	0.51%
Specialized REITs	0.49%	0.00%	0.49%
Application Software	0.35%	0.11%	0.46%
Internet Retail	0.45%	0.01%	0.46%
Investment Banking & Brokerage	0.35%	0.10%	0.45%
Food Retail	0.13%	0.31%	0.44%
Home Improvement Retail	0.42%	0.02%	0.44%

See Notes to Schedules of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Industry	Domestic	Foreign	Total
Apparel, Accessories & Luxury Goods	0.20%	0.22%	0.42%
Managed Healthcare	0.41%	0.00%	0.41%
Consumer Finance	0.39%	0.02%	0.41%
Apparel Retail	0.28%	0.13%	0.41%
Fertilizers & Agricultural Chemicals	0.21%	0.16%	0.37%
Retail REITs	0.24%	0.13%	0.37%
Construction & Farm Machinery	0.34%	0.02%	0.36%
Oil & Gas Refining & Marketing	0.25%	0.11%	0.36%
Specialty Chemicals	0.22%	0.14%	0.36%
Air Freight & Logistics	0.29%	0.05%	0.34%
Computer Storage & Peripherals	0.29%	0.02%	0.31%
Oil & Gas Storage & Transportation	0.20%	0.11%	0.31%
Steel	0.09%	0.22%	0.31%
Healthcare Services	0.24%	0.06%	0.30%
Trading Companies & Distributors	0.11%	0.19%	0.30%
Drug Retail	0.29%	0.01%	0.30%
Auto Parts & Equipment	0.15%	0.14%	0.29%
Brewers	0.02%	0.27%	0.29%
Specialized Finance	0.22%	0.07%	0.29%
Industrial Gases	0.16%	0.10%	0.26%
Construction & Engineering	0.10%	0.15%	0.25%
Diversified REITs	0.08%	0.16%	0.24%
Life Sciences Tools & Services	0.22%	0.01%	0.23%
General Merchandise Stores	0.21%	0.02%	0.23%
Commodity Chemicals	0.08%	0.14%	0.22%
Department Stores	0.11%	0.11%	0.22%
Distillers & Vintners	0.07%	0.14%	0.21%
Gas Utilities	0.09%	0.11%	0.20%
Diversified Real Estate Activities	0.01%	0.19%	0.20%
Diversified Capital Markets	0.00%	0.20%	0.20%
Healthcare Distributors	0.18%	0.02%	0.20%
Personal Products	0.07%	0.12%	0.19%
Construction Materials	0.03%	0.16%	0.19%
Broadcasting	0.15%	0.04%	0.19%
Semiconductor Equipment	0.13%	0.05%	0.18%
Oil & Gas Drilling	0.13%	0.05%	0.18%
Gold	0.04%	0.12%	0.16%
Construction & Farm Machinery & Heavy Trucks	0.04%	0.12%	0.16%
Residential REITs	0.16%	0.00%	0.16%
Hotels, Resorts & Cruise Lines	0.12%	0.04%	0.16%
Casinos & Gaming	0.06%	0.10%	0.16%
Footwear	0.13%	0.01%	0.14%
Automotive Retail	0.13%	0.01%	0.14%
Electronic Equipment & Instruments	0.04%	0.10%	0.14%
Building Products	0.05%	0.09%	0.14%
Environmental & Facilities Services	0.12%	0.01%	0.13%
Publishing	0.04%	0.09%	0.13%
Advertising	0.07%	0.06%	0.13%
Office REITs	0.10%	0.03%	0.13%

Industry	Domestic	Foreign	Total
Insurance Brokers	0.13%	0.00%	0.13%
Reinsurance	0.04%	0.09%	0.13%
Electronic Manufacturing Services	0.04%	0.08%	0.12%
Specialty Stores	0.12%	0.00%	0.12%
Research & Consulting Services	0.05%	0.06%	0.11%
Multi-Sector Holdings	0.02%	0.09%	0.11%
Thrifts & Mortgage Finance	0.08%	0.03%	0.11%
Leisure Products	0.08%	0.03%	0.11%
Independent Power Producers & Energy Traders	0.05%	0.06%	0.11%
Agricultural Products	0.07%	0.03%	0.10%
Home Building	0.08%	0.02%	0.10%
Heavy Electrical Equipment	0.00%	0.10%	0.10%
Office Electronics	0.03%	0.07%	0.10%
Paper Products	0.07%	0.03%	0.10%
Airlines	0.05%	0.05%	0.10%
Security & Alarm Services	0.07%	0.03%	0.10%
Tires & Rubber	0.01%	0.08%	0.09%
Real Estate Development	0.00%	0.09%	0.09%
Healthcare Supplies	0.05%	0.04%	0.09%
Consumer Electronics	0.02%	0.07%	0.09%
Paper Packaging	0.07%	0.02%	0.09%
Diversified Support Services	0.04%	0.04%	0.08%
Industrial REITs	0.06%	0.02%	0.08%
Healthcare Facilities	0.06%	0.02%	0.08%
Coal & Consumable Fuels	0.04%	0.04%	0.08%
Home Furnishing Retail	0.07%	0.00%	0.07%
Real Estate Operating Companies	0.00%	0.07%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Distributors	0.05%	0.02%	0.07%
Human Resource & Employment Services	0.04%	0.03%	0.07%
Healthcare Technology	0.06%	0.00%	0.06%
Marine	0.01%	0.05%	0.06%
Trucking	0.04%	0.02%	0.06%
Metal & Glass Containers	0.04%	0.01%	0.05%
Specialized Consumer Services	0.05%	0.00%	0.05%
Highways & Railtracks	0.00%	0.05%	0.05%
Home Entertainment Software	0.02%	0.03%	0.05%
Household Appliances	0.03%	0.02%	0.05%
Computer & Electronics Retail	0.04%	0.01%	0.05%
Office Services & Supplies	0.04%	0.00%	0.04%
Motorcycle Manufacturers	0.03%	0.01%	0.04%
Water Utilities	0.01%	0.03%	0.04%
Precious Metals & Minerals	0.01%	0.03%	0.04%
Aluminum	0.02%	0.01%	0.03%
Alternative Carriers	0.01%	0.02%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Housewares & Specialities	0.03%	0.00%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Education Services	0.02%	0.01%	0.03%
Commercial Printing	0.01%	0.01%	0.02%

See Notes to Schedules of Investments and Notes to Financial Statements.

Total Return Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Industry	Domestic	Foreign	Total
Airport Services	0.00%	0.02%	0.02%
Leisure Facilities	0.01%	0.01%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Photographic Products	0.00%	0.01%	0.01%
Forest Products	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Homebuilding	0.00%	0.01%	0.01%
Catalog Retail	0.01%	0.00%	0.01%

			62.53%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	11.62%
Agency Mortgage Backed	10.62%
Corporate Notes	7.98%
Non-Agency Collateralized Mortgage Obligations	0.57%
Sovereign Bonds	0.42%
Municipal Bonds and Notes	0.26%
U.S. Government Sponsored Agencies	0.20%
Asset Backed	0.11%
Federal Agencies	0.08%

31.86%

Short Term Investments
Short-Term Investments	5.61%

5.61%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Notes to Schedules of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	At June 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(f)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Adviser.

(g)	Securities in default.

(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Directors.

*	Less than 0.05%.

**	Amount is less than $ 0.50.

†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

REIT	Real Estate Investment Trust

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

			CLASS 1
	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08(d)
Inception date	—		—		—		—		—		7/1/85
Net asset value, beginning of period	$17.35		$15.66		$16.42		$15.18		$12.75		$18.61
Income/(loss) from investment operations:
Net investment income	0.17		$0.28		0.31		0.23	*	0.20	*	0.35	*
Net realized and unrealized gains/(losses) on investments	0.61		1.68		(0.78)		1.23		2.45		(5.80)
Total income/(loss) from investment operations	0.78		1.96		(0.47)		1.46		2.65		(5.45)
Less distributions from:
Net investment income	—		0.27		0.29		0.22		0.19		0.34
Net realized gains	—		—		—		—		—		0.07
Return of capital	—		—		—		—		0.03		—
Total distributions	—		0.27		0.29		0.22		0.22		0.41
Net asset value, end of period	$18.13		$17.35		$15.66		$16.42		$15.18		$12.75
TOTAL RETURN(a)	4.50%		12.55%		(2.85)%		9.64%		20.81%		(29.28)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,003,700		$1,015,136		$1,006,391		$1,152,587		$1,131,038		$989,975
Ratios to average net assets:
Net investment income	1.65%	**	1.45%		1.67%		1.51%		1.47%		2.16%
Net Expenses	0.60%	(b)**	0.73%	(b)	0.74%	(b)(c)	0.69%	(b)(c)	0.67%	(b)(c)	0.51%	(b)(c)
Gross Expenses	0.61%	**	0.74%		0.76%		0.73%		0.70%		0.55%
Portfolio turnover rate	95%		168%		195%		148%		174%		203%

			CLASS 3
	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08(d)
Inception date	—		—		—		—		—		5/1/06
Net asset value, beginning of period	$17.30		$15.62		$16.38		$15.15		$12.73		$18.59
Income/(loss) from investment operations:
Net investment income	0.12		$0.20		0.24		0.19	*	0.17	*	0.34	*
Net realized and unrealized gains/(losses) on investments	0.64		1.71		(0.75)		1.23		2.45		(5.80)
Total income/(loss) from investment operations	0.76		1.91		(0.51)		1.42		2.62		(5.46)
Less distributions from:
Net investment income	—		0.23		0.25		0.19		0.17		0.33
Net realized gains	—		—		—		—		—		0.07
Return of capital	—		—		—		—		0.03		—
Total distributions	—		0.23		0.25		0.19		0.20		0.40
Net asset value, end of period	$18.06		$17.30		$15.62		$16.38		$15.15		$12.73
TOTAL RETURN(a)	4.39%		12.25%		(3.10)%		9.37%		20.57%		(29.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,824,419		$1,769,140		$1,624,263		$1,691,910		$1,421,191		$1,110,117
Ratios to average net assets:
Net investment income	1.40%	**	1.20%		1.42%		1.26%		1.26%		2.05%
Net Expenses	0.85%	(b)**	0.98%	(b)	0.99%	(b)(c)	0.94%	(b)(c)	0.87%	(b)(c)	0.61%	(b)(c)
Gross Expenses	0.86%	**	0.99%		1.01%		0.98%		0.91%		0.65%
Portfolio turnover rate	95%		168%		195%		148%		174%		203%

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
(c)	Reflects GEAM’s contractual arrangement with the Fund to waive advisory and administrative fees or limit operating expenses. The most recent arrangement expired on April 30, 2011.
(d)	Less than $0.01 per share of the distribution paid was from return of capital.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $2,619,055,019)	$2,722,409,685
Short-term affiliated investments (at amortized cost)	161,654,290
Cash	151
Restricted cash	1,239,100
Foreign currency (cost $3,288,380)	3,248,069
Receivable for investments sold	20,654,885
Income receivable	9,192,303
Receivable for fund shares sold	520,479
Variation margin receivable	5,566
Other Assets	17,399
Total assets	2,918,941,927

LIABILITIES
Payable for investments purchased	86,088,580
TBA sale commitments (cost $629,344)	624,938
Payable for Fund shares redeemed	1,278,188
Payable to GEAM	807,686
Accrued other expenses	1,947,445
Variation margin payable	76,818
Total liabilities	90,823,655
NET ASSETS	$2,828,118,272

NET ASSETS CONSIST OF
Capital paid in	$2,609,312,325
Undistributed net investment income	21,022,365
Accumulated net realized gain (loss)	94,866,225
Net unrealized appreciation (depreciation) on:
Investments	103,354,666
TBA sale commitments	4,406
Futures	(343,170)
Foreign currency related transactions	(98,545)
NET ASSETS	$2,828,118,272

Class 1:

Net assets	$1,003,699,702
Shares outstanding ($0.01 par value; unlimited shares authorized)	55,355,175
Net asset value per share	$18.13

Class 3:

Net assets	$1,824,418,570
Shares outstanding ($0.01 par value; unlimited shares authorized)	101,012,359
Net asset value per share	$18.06

The accompanying Notes are an integral part of these financial statements.

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$25,159,559
Interest	7,982,024
Interest from affiliated investments	25,656
Less: Foreign taxes withheld	(1,158,421)
Total income	32,008,818

Expenses
Advisory and administration fees	5,268,627
Distribution and service fees
Class 1	1,024,685
Class 3	4,109,982
Directors’ fees	55,352
Custody and accounting expenses	267,720
Professional fees	60,297
Other expenses	130,298
Total expenses before waivers	10,916,961
Less: Fees waived by the adviser	(88,708)
Net expenses	10,828,253
Net investment income	21,180,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	220,534,824
Futures	7,280,185
Foreign currency related transactions	(813,683)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(121,444,381)
Futures	(2,435,061)
Foreign currency related transactions	59,847
Net realized and unrealized gain on Investments	103,181,731
Net increase in net assets resulting from operations	$124,362,296

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013†	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$21,180,565	$35,464,222
Net realized gain (loss) on investments, futures and foreign currency transactions	227,001,326	93,848,538
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	(123,819,595)	189,304,056
Net Increase from operations	124,362,296	318,616,816
Distributions to shareholders from:
Net investment income
Class 1	—	(15,803,736)
Class 3	—	(23,490,058)
Total Distributions	—	(39,293,794)
Increase in assets from operations and distributions	124,362,296	279,323,022
Share transactions:
Proceeds from sale of shares
Class 1	8,316,122	8,543,879
Class 3	87,411,025	174,037,895
Value of distributions reinvested
Class 1	—	15,803,736
Class 3	—	23,490,058
Cost of shares redeemed
Class 1	(65,849,160)	(121,127,522)
Class 3	(110,397,163)	(226,450,122)
Net decrease from share transactions	(80,519,176)	(125,702,076)
Total increase (decrease) in net assets	43,843,120	153,620,946

NET ASSETS
Beginning of period	2,784,275,152	2,630,654,206
End of period	2,828,118,272	2,784,275,152
Undistributed (distributions in excess of) net investment income, end of period	$21,022,365	$(158,200)

†	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) Changes in Fund Shares
	Six Months Ended June 30, 2013†	Year Ended December 31, 2012

CHANGES IN FUND SHARES

Class 1
Shares sold	456,647	507,656
Issued for distributions reinvested	—	915,098
Shares redeemed	(3,624,813)	(7,180,857)
Net decrease in fund shares	(3,168,166)	(5,758,103)

Class 3
Shares Sold	4,850,007	10,337,487
Issued for Distributions reinvested	—	1,363,323
Shares Redeemed	(6,102,287)	(13,441,850)
Net decrease in fund shares	(1,252,280)	(1,741,040)

†	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Statements	June 30, 2013 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund (the “Fund”), Income Fund, and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Notes to Financial Statements	June 30, 2013 (Unaudited)

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, gaining market exposure for accumulating and residual cash positions, for duration management, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Notes to Financial Statements	June 30, 2013 (Unaudited)

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources,

Notes to Financial Statements	June 30, 2013 (Unaudited)

including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service uses other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest

Notes to Financial Statements	June 30, 2013 (Unaudited)

rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$1,203,909,635	$—	$—	$1,203,909,635
Foreign Equity	587,935,008	—	—	587,935,008
U.S. Treasuries	—	334,962,351	—	334,962,351
U.S. Government Sponsored Agencies	—	5,834,086	—	5,834,086
Agency Mortgage Backed	—	306,795,713	—	306,795,713
Asset Backed	—	3,175,200	—	3,175,200
Corporate Notes	—	230,010,104	—	230,010,104
Federal Agencies	—	2,291,150	—	2,291,150
Mutual Funds	7,547	—	—	7,547
Non-Agency CMOs	—	16,398,291	—	16,398,291
Sovereign Bonds	—	12,051,621	—	12,051,621
Municipal Notes and Bonds	—	7,539,319	—	7,539,319
Preferred Stock	11,472,242	—	—	11,472,242
Rights	27,418	—	—	27,418
Short-Term Investments	161,654,290	—	—	161,654,290

Total Investments in Securities	$1,965,006,140	$919,057,835	$—	$2,884,063,975

Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$4,678	$—	$—	$4,678
Futures Contracts — Unrealized Depreciation	(347,848)	—	—	(347,848)
TBA sale commitments	—	4,406	—	4,406

Total Other Financial Instruments	$(343,170)	$4,406	$—	$(338,764)

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts and TBA sale commitments. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at June 30, 2013. The value of securities that were transferred to Level 1 from Level 2 as a result was $459,406,346.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Notes to Financial Statements	June 30, 2013 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2013.

The Fund invested in financial instrument and derivatives during the reporting period that are either offset in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to offset exists, is presented in the summary below.

	Asset Derivatives June 30, 2013		Liability Derivatives June 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the statement of assets and liabilities	Fair Value ($)	Location in the statement of assets and liabilities	Fair Value ($)
Equity Futures Contracts	Assets, variation margin receivable	5,566	Liabilities, variation margin payable	76,818
Equity Futures Contracts	Unrealized gain, net assets	4,678*	Unrealized loss, net assets	347,848*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin for futures contracts is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Fair value of the collateral held with the counter party was $1,239,100 for the period ending June 30, 2013.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Derivatives Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	125,959,570/ (189,650,884)	7,481,498	(1,904,375)
Interest Rate Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	259,476,248/ (281,172,271)	(201,313)	(530,686)
Foreign Currency Forward Exchange Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Foreign Currency Forward Exchange	—/(96,115,247)	(813,683)	59,847

Notes to Financial Statements	June 30, 2013 (Unaudited)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2013.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on average daily net assets of the Fund at an annualized rate of 0.35%. Prior to the Fund’s restructure on January 23, 2013 (see note 7), GEAM’s compensation for investment advisory and administrative services was an annualized rate of 0.50%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

From May 1, 2010 through April 30, 2011, GEAM entered into a contractual arrangement with the Company to limit other expenses of each share class of the Fund (excluding applicable investor Service Plan fee of 0.20%) at or below 0.03% on an annualized basis. This arrangement was terminated on April 30, 2011. Expenses borne by GEAM pursuant to the expense limitation agreement may be recouped by GEAM for up to three years from the date the expense was incurred. A reimbursement will not be made if it would cause the total operating expenses of Class 1 Shares and Class 3 Shares to exceed 0.80% and 1.05% of average net assets, respectively, for the fiscal year in which the recoupment is made.

Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Total Return Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to each such class shares.

Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Total Return Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under each 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan may not exceed 0.25% for Class 3 shares, of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not

Notes to Financial Statements	June 30, 2013 (Unaudited)

such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Sub-Advisory Fees

On September 19, 2012, the Board approved a restructuring of the Fund to change the investment management of the Fund’s underlying strategies from that of active management to passive management, employing an indexing investment approach designed to track the performance of various broad-based indices (the “Fund Restructure”).

In connection with the Fund Restructure, the Board approved the appointment of a new sub-adviser, BlackRock Investment Management, LLC (“BlackRock”), to manage the Fund’s assets using a passive indexation investment approach. GEAM continues to provide asset allocation services to the Fund, and to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. Based on the asset allocation decisions of GEAM, BlackRock manages the Fund’s assets using an indexing investment approach designed to track the performance of the desired broad-based indices representing the asset classes. The Fund’s investment objective was not changed. The Fund Restructure was completed on January 31, 2013, and BlackRock became sub-adviser to the Fund effective February 1, 2013. In connection therewith both Urdang Securities Management, Inc. and Palisade Capital Management, L.L.C. were terminated as sub-advisers to the Fund effective January 22, 2013.

For their services, GEAM pays BlackRock an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the Fund.

8.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013, were as follows:

U.S. Government Securities
Purchases	Sales
$ 1,248,770,161	$1,112,031,695

Non-U.S. Government Securities
Purchases	Sales
$ 1,473,688,439	$1,486,204,241

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2013, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax
	Appreciation	Depreciation	Net Tax Appreciation
$2,808,382,456	$197,670,476	$(121,988,957)	$75,681,519

As of December 31, 2012, the Fund had capital loss carryovers, as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$102,700,782	$—	12/31/2017

Notes to Financial Statements	June 30, 2013 (Unaudited)

These amounts will be available to offset future taxable capital gains. [Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.]

During the year ended December 31, 2012, the Fund utilized $79,360,122 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2012 as follows:

Capital	Ordinary
$—	$271,663

The tax composition of distributions paid during the years ended December 31, 2012 and December 31, 2011 was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2012	$39,293,794	$—	$39,293,794
2011	44,026,219	—	44,026,219

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized and unrealized gains and losses on foreign currency transactions, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, losses deferred due to offsetting positions, distributions from Real Estate Investment Trusts (REITs) and other equity investments, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain	Capital Paid In
$2,970,647	$(2,296,919)	$—	$(673,728)

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Fund is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Additional Information	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

S&P 500 Index Fund

Semi-Annual Report

June 30, 2013

GE Investments Funds, Inc.

S&P 500 Index Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

S&P 500 Index Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments S&P 500 Index Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500® Composite Stock Index (S&P 500 Index). The Fund seeks to replicate the investment performance of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Fair Value of $190,507 (in thousands) on June 30, 2013 (a)(b)

Top Ten Largest Holdings

as of June 30, 2013 as a % of Fair Value (a)(b)(c)
Exxon Mobil Corp.	2.74%
Apple Inc.	2.53%
Microsoft Corp.	1.77%
Johnson & Johnson	1.64%
General Electric Co.	1.63%
Google Inc.	1.61%
Chevron Corp.	1.56%
The Procter & Gamble Co.	1.44%
Berkshire Hathaway Inc.	1.39%
Wells Fargo & Co.	1.38%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented do not include the Fund’s entire investment portfolio and may change at any time.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 - June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*

Actual Fund Return	1,000.00	1,136.00	2.01
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,022.91	1.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% (for the period January 1, 2013 - June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value

Common Stock — 97.2%†

Advertising — 0.1%

Omnicom Group Inc.	3,380	$212,500
The Interpublic Group of Companies Inc.	5,530	80,461
		292,961

Aerospace & Defense — 2.5%

General Dynamics Corp.	4,267	334,234
Honeywell International Inc.	10,143	804,746
L-3 Communications Holdings Inc.	1,063	91,142
Lockheed Martin Corp.	3,452	374,403
Northrop Grumman Corp.	3,022	250,221
Precision Castparts Corp.	1,900	429,419
Raytheon Co.	4,169	275,654
Rockwell Collins Inc.	1,636	103,739
Textron Inc.	3,525	91,827
The Boeing Co.	8,886	910,282	(d)
United Technologies Corp.	10,972	1,019,738	(d)
		4,685,405

Agricultural Products — 0.1%

Archer-Daniels-Midland Co.	8,324	282,267

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	1,945	109,523
Expeditors International of Washington Inc.	2,800	106,428
FedEx Corp.	3,811	375,689
United Parcel Service Inc.	9,235	798,643
		1,390,283

Airlines — 0.1%

Southwest Airlines Co.	9,949	128,243

Aluminum — 0.1%

Alcoa Inc.	13,140	102,755	(d)

Apparel Retail — 0.6%

Abercrombie & Fitch Co.	1,000	45,250
L Brands Inc.	3,288	161,934
Ross Stores Inc.	2,900	187,949
The Gap Inc.	3,636	151,730
TJX Companies Inc.	9,337	467,410
Urban Outfitters Inc.	1,200	48,264	(a)
		1,062,537

Apparel, Accessories & Luxury Goods — 0.4%

Coach Inc.	3,789	216,314
Fossil Group Inc	600	61,986	(a)
PVH Corp.	969	121,173
Ralph Lauren Corp.	800	138,992
VF Corp.	1,102	212,753
		751,218

	Number of Shares	Fair Value

Application Software — 0.5%

Adobe Systems Inc.	6,484	$295,411	(a,d)
Autodesk Inc.	3,048	103,449	(a)
Citrix Systems Inc.	2,500	150,825	(a)
Intuit Inc.	3,600	219,708
Salesforce.com Inc.	7,200	274,896	(a)
Verint Systems Inc.	1	35	(a)
		1,044,324

Asset Management & Custody Banks — 1.2%

Ameriprise Financial Inc.	2,533	204,869
BlackRock Inc.	1,565	401,970
Franklin Resources Inc.	1,800	244,836
Invesco Ltd.	5,950	189,210
Legg Mason Inc.	1,300	40,313
Northern Trust Corp.	2,800	162,120
State Street Corp.	5,811	378,935	(c)
T Rowe Price Group Inc.	3,400	248,710
The Bank of New York Mellon Corp.	14,903	418,029
		2,288,992

Auto Parts & Equipment — 0.3%

BorgWarner Inc.	1,500	129,225	(a)
Delphi Automotive PLC	3,700	187,553
Johnson Controls Inc.	8,746	313,020
		629,798

Automobile Manufacturers — 0.6%

Ford Motor Co.	51,027	789,388
General Motors Co.	10,000	333,100	(a)
		1,122,488

Automotive Retail — 0.3%

AutoNation Inc.	486	21,087	(a)
AutoZone Inc.	444	188,118	(a)
CarMax Inc.	3,100	143,096	(a)
O’Reilly Automotive Inc.	1,500	168,930	(a)
		521,231

Biotechnology — 1.9%

Alexion Pharmaceuticals Inc.	2,500	230,600	(a)
Amgen Inc.	9,700	957,002	(d)
Biogen Idec Inc.	3,100	667,120	(a)
Celgene Corp.	5,400	631,314	(a)
Gilead Sciences Inc.	19,798	1,013,856	(a)
Regeneron Pharmaceuticals Inc.	1,000	224,880	(a)
		3,724,772

Brewers — 0.0%*

Molson Coors Brewing Co.	1,898	90,839

Broadcasting — 0.4%

CBS Corp.	7,509	366,965
Discovery Communications Inc.	3,200	247,072	(a)
Scripps Networks Interactive Inc.	1,000	66,760
		680,797

See Notes to Schedule of Investments and Notes to Financial Statements.

3

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Building Products — 0.0%*

Masco Corp.	4,890	$95,306

Cable & Satellite — 1.2%

Cablevision Systems Corp.	2,800	47,096
Comcast Corp.	33,958	1,422,161
DIRECTV	7,200	443,664	(a)
Time Warner Cable Inc.	3,696	415,726
		2,328,647

Casinos & Gaming — 0.1%

International Game Technology	3,400	56,814
Wynn Resorts Ltd.	1,100	140,800
		197,614

Coal & Consumable Fuels — 0.1%

CONSOL Energy Inc.	3,200	86,720
Peabody Energy Corp.	3,779	55,325
		142,045

Commodity Chemicals — 0.2%

LyondellBasell Industries N.V.	4,871	322,753

Communications Equipment — 1.9%

Cisco Systems Inc.	69,064	1,678,946	(d)
F5 Networks Inc.	1,000	68,800	(a)
Harris Corp.	1,400	68,950
JDS Uniphase Corp.	3,650	52,487	(a)
Juniper Networks Inc.	6,400	123,584	(a)
Motorola Solutions Inc.	3,435	198,302
Qualcomm Inc.	22,429	1,369,964
		3,561,033

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	3,300	90,189
GameStop Corp.	1,500	63,045
		153,234

Computer Hardware — 3.0%

Apple Inc.	12,145	4,810,392
Dell Inc.	18,728	250,019	(d)
Hewlett-Packard Co.	24,849	616,255
		5,676,666

Computer Storage & Peripherals — 0.7%

EMC Corp.	27,314	645,157
NetApp Inc.	4,800	181,344	(a)
SanDisk Corp.	3,100	189,410	(a)
Seagate Technology PLC	4,312	193,307
Western Digital Corp.	2,900	180,061
		1,389,279

Construction & Engineering — 0.1%

Fluor Corp.	2,078	123,246
Jacobs Engineering Group Inc.	1,600	88,208	(a)
Quanta Services Inc.	2,500	66,150	(a)
		277,604

	Number of Shares	Fair Value

Construction & Farm Machinery — 0.9%

Caterpillar Inc.	8,532	$703,804
Cummins Inc.	2,256	244,686
Deere & Co.	4,982	404,788
Joy Global Inc.	1,400	67,942
PACCAR Inc.	4,703	252,363
		1,673,583

Construction Materials — 0.0%*

Vulcan Materials Co.	1,700	82,297

Consumer Electronics — 0.1%

Garmin Ltd.	1,500	54,240
Harman International Industries Inc.	900	48,780
		103,020

Consumer Finance — 1.0%

American Express Co.	12,491	933,827	(d)
Capital One Financial Corp.	7,625	478,926
Discover Financial Services	6,398	304,801
SLM Corp.	5,483	125,341
		1,842,895

Data Processing & Outsourced Services — 1.7%

Automatic Data Processing Inc.	6,380	439,327
Computer Sciences Corp.	1,982	86,752
Fidelity National Information Services Inc.	4,000	171,360
Fiserv Inc.	1,641	143,439	(a)
Mastercard Inc.	1,380	792,810
Paychex Inc.	4,225	154,297
The Western Union Co.	7,324	125,314
Total System Services Inc.	2,302	56,353
Visa Inc.	6,600	1,206,150
		3,175,802

Department Stores — 0.3%

JC Penney Company Inc.	2,287	39,061	(a)
Kohl’s Corp.	2,573	129,962
Macy’s Inc.	4,830	231,840
Nordstrom Inc.	1,792	107,413
		508,276

Distillers & Vintners — 0.2%

Beam Inc.	2,041	128,808
Brown-Forman Corp.	1,920	129,696
Constellation Brands Inc.	2,000	104,240	(a)
		362,744

Distributors — 0.1%

Genuine Parts Co.	2,096	163,635

See Notes to Schedule of Investments and Notes to Financial Statements.

4

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Diversified Chemicals — 0.9%

Eastman Chemical Co.	2,018	$141,280
EI du Pont de Nemours & Co.	11,828	620,970
FMC Corp.	1,900	116,014
PPG Industries Inc.	1,803	263,978
The Dow Chemical Co.	15,945	512,950
		1,655,192

Diversified Financial Services — 5.2%

Bank of America Corp.	139,309	1,791,514
Citigroup Inc.	39,553	1,897,358
Comerica Inc.	2,356	93,839
JPMorgan Chase & Co.	48,955	2,584,335	(d)
U.S. Bancorp	24,209	875,155
Wells Fargo & Co.	63,844	2,634,842
		9,877,043

Diversified Metals & Mining — 0.2%

Freeport-McMoRan Copper & Gold Inc.	12,510	345,401

Diversified REITs — 0.1%

Vornado Realty Trust	2,247	186,164

Diversified Support Services — 0.1%

Cintas Corp.	1,500	68,310
Iron Mountain Inc.	2,359	62,773
		131,083

Drug Retail — 0.7%

CVS Caremark Corp.	15,727	899,270
Walgreen Co.	11,313	500,035
		1,399,305

Electric Utilities — 1.8%

American Electric Power Company Inc.	6,425	287,712	(d)
Duke Energy Corp.	9,270	625,725
Edison International	4,242	204,295
Entergy Corp.	2,385	166,186
Exelon Corp.	10,925	337,364
FirstEnergy Corp.	5,554	207,387
NextEra Energy Inc.	5,462	445,044
Northeast Utilities	4,030	169,341
Pepco Holdings Inc.	3,300	66,528
Pinnacle West Capital Corp.	1,400	77,658
PPL Corp.	7,337	222,017
The Southern Co.	11,258	496,816
Xcel Energy Inc.	6,480	183,643
		3,489,716

Electrical Components & Equipment — 0.9%

Amphenol Corp.	2,100	163,674
Corning Inc.	19,239	273,771
Eaton Corp PLC	6,204	408,285
Emerson Electric Co.	9,267	505,422
Rockwell Automation Inc.	1,719	142,917
Roper Industries Inc.	1,300	161,486
		1,655,555

	Number of Shares	Fair Value

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	2,100	$56,637

Electronic Manufacturing Services — 0.2%

Jabil Circuit Inc.	2,109	42,981
Molex Inc.	1,950	57,213
TE Connectivity Ltd.	5,300	241,362
		341,556

Environmental & Facilities Services — 0.3%

Republic Services Inc.	3,715	126,087
Stericycle Inc.	1,200	132,516	(a)
Waste Management Inc.	5,803	234,035
		492,638

Fertilizers & Agricultural Chemicals — 0.5%

CF Industries Holdings Inc.	745	127,767
Monsanto Co.	6,923	683,993	(d)
The Mosaic Co.	3,600	193,716
		1,005,476

Food Distributors — 0.1%

Sysco Corp.	7,744	264,535

Food Retail — 0.3%

Safeway Inc.	3,100	73,346
The Kroger Co.	6,866	237,151
Whole Foods Market Inc.	4,388	225,894
		536,391

Footwear — 0.3%

NIKE Inc.	9,379	597,254

Gas Utilities — 0.1%

AGL Resources Inc.	1,400	60,004
ONEOK Inc.	2,700	111,537
		171,541

General Merchandise Stores — 0.5%

Dollar General Corp.	3,800	191,634	(a)
Dollar Tree Inc.	3,000	152,520	(a)
Family Dollar Stores Inc.	1,300	81,003
Target Corp.	8,249	568,026
		993,183

Gold — 0.1%

Newmont Mining Corp.	6,219	186,259

Healthcare Distributors — 0.4%

AmerisourceBergen Corp.	2,961	165,313
Cardinal Health Inc.	4,251	200,648
McKesson Corp.	3,002	343,729
Patterson Companies Inc.	1,200	45,120
		754,810

See Notes to Schedule of Investments and Notes to Financial Statements.

5

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Healthcare Equipment — 2.0%

Abbott Laboratories	20,404	$711,691	(d	)
Baxter International Inc.	7,002	485,029	(d	)
Becton Dickinson and Co.	2,588	255,772
Boston Scientific Corp.	16,943	157,061	(a	)
CareFusion Corp.	2,975	109,629	(a	)
Covidien PLC	6,200	389,608
CR Bard Inc.	901	97,921
Edwards Lifesciences Corp.	1,500	100,800	(a	)
Intuitive Surgical Inc.	520	263,422	(a	)
Medtronic Inc.	13,032	670,757
St Jude Medical Inc.	3,692	168,466
Stryker Corp.	3,637	235,241
Varian Medical Systems Inc.	1,500	101,175	(a	)
Zimmer Holdings Inc.	2,300	172,362
		3,918,934

Healthcare Facilities — 0.0%*

Tenet Healthcare Corp.	1,273	58,686	(a	)

Healthcare Services — 0.5%

DaVita Healthcare Partners Inc.	1,029	124,303	(a)
Express Scripts Holding Co.	10,651	657,060	(a)
Laboratory Corporation of America Holdings	1,200	120,120	(a)
Quest Diagnostics Inc.	2,000	121,260
		1,022,743

Healthcare Supplies — 0.0%*

DENTSPLY International Inc.	1,800	73,728

Healthcare Technology — 0.1%

Cerner Corp.	1,800	172,962	(a	)

Home Building — 0.1%

DR Horton Inc.	4,000	85,120
Lennar Corp.	2,200	79,288
PulteGroup Inc.	4,635	87,926	(a)
		252,334

Home Entertainment Software — 0.0%*

Electronic Arts Inc.	4,300	98,771	(a	)

Home Furnishing Retail — 0.1%

Bed Bath & Beyond Inc.	2,900	205,610	(a)
Leggett & Platt Inc.	1,900	59,071
		264,681

Home Improvement Retail — 1.1%

Lowe’s Companies Inc.	13,802	564,502
The Home Depot Inc.	18,933	1,466,739
		2,031,241

Hotels, Resorts & Cruise Lines — 0.3%

Carnival Corp.	5,800	198,882
Marriott International Inc.	3,014	121,675
Starwood Hotels & Resorts Worldwide Inc.	2,600	164,294
Wyndham Worldwide Corp.	1,642	93,971
		578,822

	Number of Shares	Fair Value

Household Appliances — 0.1%

Whirlpool Corp.	1,043	$119,277

Household Products — 2.1%

Colgate-Palmolive Co.	11,344	649,898
Kimberly-Clark Corp.	4,936	479,483	(d)
The Clorox Co.	1,784	148,321
The Procter & Gamble Co.	35,583	2,739,535
		4,017,237

Housewares & Specialities — 0.0%*

Newell Rubbermaid Inc.	3,456	90,720

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	1,575	52,337

Hypermarkets & Super Centers — 1.1%

Costco Wholesale Corp.	5,606	619,855
Wal-Mart Stores Inc.	21,158	1,576,060
		2,195,915

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	8,300	99,517
NRG Energy Inc.	4,400	117,480
		216,997

Industrial Conglomerates — 2.3%

3M Co.	8,280	905,418
Danaher Corp.	7,500	474,750
General Electric Co.	133,989	3,107,205	(f)
		4,487,373

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	2,732	250,169	(d)
Airgas Inc.	900	85,914
Praxair Inc.	3,865	445,093
		781,176

Industrial Machinery — 0.8%

Dover Corp.	2,258	175,356
Flowserve Corp.	1,800	97,218
Illinois Tool Works Inc.	5,427	375,386
Ingersoll-Rand PLC	3,700	205,424
Pall Corp.	1,578	104,826
Parker Hannifin Corp.	1,844	175,917
Pentair Ltd.	2,807	161,935
Snap-on Inc.	809	72,308
Stanley Black & Decker Inc.	2,092	161,711
Xylem Inc.	2,426	65,356
		1,595,437

See Notes to Schedule of Investments and Notes to Financial Statements.

6

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Industrial REITs — 0.1%

Prologis Inc.	6,629	$250,045

Insurance Brokers — 0.3%

Aon PLC	4,036	259,717
Marsh & McLennan Companies Inc.	7,153	285,548
		545,265

Integrated Oil & Gas — 5.0%

Chevron Corp.	25,112	2,971,754
Exxon Mobil Corp.	57,721	5,215,092	(d)
Hess Corp.	3,749	249,271	(d)
Murphy Oil Corp.	2,300	140,047
Occidental Petroleum Corp.	10,479	935,042
		9,511,206

Integrated Telecommunication Services — 2.5%

AT&T Inc.	69,723	2,468,194
CenturyLink Inc.	8,099	286,300
Frontier Communications Corp.	14,674	59,429
Verizon Communications Inc.	37,067	1,865,953
Windstream Corp.	7,543	58,157
		4,738,033

Internet Retail — 1.1%

Amazon.com Inc.	4,717	1,309,863	(a)
Expedia Inc.	1,250	75,187
Netflix Inc.	700	147,763	(a)
priceline.com Inc.	639	528,536	(a)
TripAdvisor Inc.	1,550	94,349	(a)
		2,155,698

Internet Software & Services — 2.3%

Akamai Technologies Inc.	2,500	106,375	(a)
eBay Inc.	15,100	780,972	(a)
Google Inc.	3,478	3,061,927	(a)
VeriSign Inc.	2,062	92,089	(a)
Yahoo! Inc.	12,189	306,066	(a)
		4,347,429

Investment Banking & Brokerage — 0.8%

E*TRADE Financial Corp.	3,440	43,550	(a)
Morgan Stanley	17,596	429,870
The Charles Schwab Corp.	13,911	295,330
The Goldman Sachs Group Inc.	5,553	839,892
		1,608,642

IT Consulting & Other Services — 1.9%

Accenture PLC	8,300	597,268
Cognizant Technology Solutions Corp.	3,807	238,356	(a)
International Business Machines Corp.	13,547	2,588,967
SAIC Inc.	3,700	51,541
Teradata Corp.	2,100	105,483	(a)
		3,581,615

	Number of Shares	Fair Value

Leisure Products — 0.1%

Hasbro Inc.	1,696	$76,032
Mattel Inc.	4,296	194,652
		270,684

Life & Health Insurance — 1.0%

Aflac Inc.	6,000	348,720
Lincoln National Corp.	3,542	129,177
MetLife Inc.	14,036	642,288
Principal Financial Group Inc.	3,800	142,310
Prudential Financial Inc.	6,100	445,483
Torchmark Corp.	1,208	78,689
Unum Group	3,389	99,535
		1,886,202

Life Sciences Tools & Services — 0.5%

Agilent Technologies Inc.	4,485	191,779
Life Technologies Corp.	2,303	170,445	(a)
PerkinElmer Inc.	1,410	45,825
Thermo Fisher Scientific Inc.	4,728	400,130
Waters Corp.	1,200	120,060	(a)
		928,239

Managed Healthcare — 1.0%

Aetna Inc.	4,768	302,959
Cigna Corp.	3,789	274,665
Humana Inc.	2,127	179,477
UnitedHealth Group Inc.	13,240	866,955
WellPoint Inc.	3,900	319,176
		1,943,232

Metal & Glass Containers — 0.1%

Ball Corp.	1,832	76,101
Owens-Illinois Inc.	2,300	63,917	(a)
		140,018

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	2,800	153,496

Movies & Entertainment — 1.8%

The Walt Disney Co.	23,478	1,482,636
Time Warner Inc.	12,138	701,819
Twenty-First Century Fox Inc.	26,000	847,600
Viacom Inc.	5,814	395,642
		3,427,697

Multi-Line Insurance — 0.7%

American International Group Inc.	19,225	859,357	(a)
Assurant Inc.	900	45,819
Genworth Financial Inc.	6,100	69,601	(a)
Hartford Financial Services Group Inc.	6,004	185,644
Loews Corp.	4,166	184,970
		1,345,391

See Notes to Schedule of Investments and Notes to Financial Statements.

7

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Multi-Sector Holdings — 0.1%

Leucadia National Corp.	4,000	$104,880

Multi-Utilities — 1.2%

Ameren Corp.	3,042	104,766
CenterPoint Energy Inc.	5,718	134,316
CMS Energy Corp.	3,300	89,661
Consolidated Edison Inc.	3,681	214,639
Dominion Resources Inc.	7,382	419,445
DTE Energy Co.	2,266	151,845
Integrys Energy Group Inc.	1,031	60,344
NiSource Inc.	4,115	117,854
PG&E Corp.	5,654	258,557
Public Service Enterprise Group Inc.	6,492	212,029
SCANA Corp.	1,700	83,470
Sempra Energy	2,875	235,060
TECO Energy Inc.	2,700	46,413
Wisconsin Energy Corp.	3,000	122,970
		2,251,369

Office Electronics — 0.1%

Xerox Corp.	15,847	143,732

Office REITs — 0.1%

Boston Properties Inc.	1,898	200,182

Office Services & Supplies — 0.0%*

Avery Dennison Corp.	1,086	46,437
Pitney Bowes Inc.	2,932	43,041
		89,478

Oil & Gas Drilling — 0.3%

Diamond Offshore Drilling Inc.	900	61,911
Ensco PLC	3,000	174,360
Helmerich & Payne Inc.	1,400	87,430
Nabors Industries Ltd.	3,300	50,523
Noble Corp.	3,054	114,770
Rowan Companies PLC	1,677	57,135	(a)
		546,129

Oil & Gas Equipment & Services — 1.4%

Baker Hughes Inc.	5,564	256,668
Cameron International Corp.	3,200	195,712	(a)
FMC Technologies Inc.	2,986	166,260	(a)
Halliburton Co.	11,945	498,345
National Oilwell Varco Inc.	5,500	378,950
Schlumberger Ltd.	17,346	1,243,015
		2,738,950

Oil & Gas Exploration & Production — 2.4%

Anadarko Petroleum Corp.	6,456	554,764
Apache Corp.	5,148	431,557
Cabot Oil & Gas Corp.	2,700	191,754
Chesapeake Energy Corp.	6,315	128,700

	Number of Shares	Fair Value

ConocoPhillips	15,919	$963,099
Denbury Resources Inc.	4,700	81,404	(a)
Devon Energy Corp.	4,892	253,797
EOG Resources Inc.	3,500	460,880
EQT Corp.	1,914	151,914
Marathon Oil Corp.	9,242	319,589
Newfield Exploration Co.	1,900	45,391	(a)
Noble Energy Inc.	4,600	276,184
Pioneer Natural Resources Co.	1,700	246,075
QEP Resources Inc.	2,400	66,672
Range Resources Corp.	2,200	170,104
Southwestern Energy Co.	4,500	164,385	(a)
WPX Energy Inc.	2,995	56,725	(a)
		4,562,994

Oil & Gas Refining & Marketing — 0.6%

Marathon Petroleum Corp.	4,121	292,839
Phillips 66	7,969	469,454
Tesoro Corp.	1,900	99,408
Valero Energy Corp.	6,900	239,913
		1,101,614

Oil & Gas Storage & Transportation — 0.5%

Kinder Morgan Inc.	8,384	319,850
Spectra Energy Corp.	8,877	305,902
The Williams Companies Inc.	8,886	288,528
		914,280

Packaged Foods & Meats — 1.5%

Campbell Soup Co.	2,315	103,689
ConAgra Foods Inc.	5,468	190,998
General Mills Inc.	8,269	401,294
Hormel Foods Corp.	1,700	65,586
Kellogg Co.	3,390	217,739
Kraft Foods Group Inc.	7,630	426,288
McCormick & Company Inc.	1,800	126,648
Mead Johnson Nutrition Co.	2,550	202,036
Mondelez International Inc.	23,090	658,758
The Hershey Co.	1,861	166,150
The JM Smucker Co.	1,313	135,436
Tyson Foods Inc.	3,800	97,584
		2,792,206

Paper Packaging — 0.1%

Bemis Company Inc.	1,362	53,309
MeadWestvaco Corp.	2,500	85,275
Sealed Air Corp.	2,814	67,395
		205,979

Paper Products — 0.1%

International Paper Co.	5,575	247,028

Personal Products — 0.2%

Avon Products Inc.	5,828	122,563
The Estee Lauder Companies Inc.	3,200	210,464
		333,027

See Notes to Schedule of Investments and Notes to Financial Statements.

8

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Pharmaceuticals — 5.8%

AbbVie Inc.	20,604	$851,769
Actavis Inc.	1,677	211,671	(a)
Allergan Inc.	3,755	316,321
Bristol-Myers Squibb Co.	21,318	952,702	(d)
Eli Lilly & Co.	12,943	635,760
Forest Laboratories Inc.	2,918	119,638	(a)
Hospira Inc.	2,139	81,945	(a)
Johnson & Johnson	36,286	3,115,516
Merck & Company Inc.	39,036	1,813,222
Mylan Inc.	4,848	150,433	(a)
Perrigo Co.	1,200	145,200
Pfizer Inc.	88,244	2,471,714
Zoetis Inc.	5,547	171,343
		11,037,234

Property & Casualty Insurance — 2.3%

ACE Ltd.	4,500	402,660
Berkshire Hathaway Inc.	23,669	2,649,035	(a)
Cincinnati Financial Corp.	1,992	91,433
The Allstate Corp.	5,986	288,047	(d)
The Chubb Corp.	3,394	287,302
The Progressive Corp.	7,373	187,422
The Travelers Companies Inc.	4,799	383,536
XL Group PLC	4,000	121,280
		4,410,715

Publishing — 0.0%*

Gannett Company Inc.	2,570	62,862
The Washington Post Co.	47	22,738
		85,600

Railroads — 0.9%

CSX Corp.	13,517	313,459
Kansas City Southern	1,400	148,344
Norfolk Southern Corp.	4,018	291,908
Union Pacific Corp.	6,071	936,633
		1,690,344

Real Estate Services — 0.1%

CBRE Group Inc.	4,200	98,112	(a	)

Regional Banks — 1.0%

BB&T Corp.	9,000	304,920
Fifth Third Bancorp	11,216	202,449
Huntington Bancshares Inc.	11,734	92,464
KeyCorp	11,728	129,477
M&T Bank Corp.	1,506	168,295
PNC Financial Services Group Inc.	6,766	493,377
Regions Financial Corp.	18,468	176,000
SunTrust Banks Inc.	7,129	225,062
Zions Bancorporation	2,500	72,200
		1,864,244

Research & Consulting Services — 0.1%

Equifax Inc.	1,500	88,395
The Dun & Bradstreet Corp.	500	48,725
		137,120

	Number of Shares	Fair Value

Residential REITs — 0.3%

Apartment Investment & Management Co.	1,831	$55,003
AvalonBay Communities Inc.	1,501	202,500
Equity Residential	4,100	238,046
		495,549

Restaurants — 1.3%

Chipotle Mexican Grill Inc.	400	145,740	(a)
Darden Restaurants Inc.	1,829	92,328
McDonald’s Corp.	12,890	1,276,110
Starbucks Corp.	9,598	628,573
Yum! Brands Inc.	5,829	404,183
		2,546,934

Retail REITs — 0.4%

Kimco Realty Corp.	4,931	105,671
Simon Property Group Inc.	4,037	637,523
The Macerich Co.	1,800	109,746
		852,940

Security & Alarm Services — 0.2%

The ADT Corp.	3,050	121,543
Tyco International Ltd.	6,200	204,290
		325,833

Semiconductor Equipment — 0.3%

Applied Materials Inc.	15,200	226,632	(d)
KLA-Tencor Corp.	2,200	122,606
Lam Research Corp.	2,125	94,223	(a)
Teradyne Inc.	2,500	43,925	(a)
		487,386

Semiconductors — 1.8%

Advanced Micro Devices Inc.	10,074	41,102	(a,d)
Altera Corp.	4,400	145,156
Analog Devices Inc.	4,000	180,240
Broadcom Corp.	6,562	221,533
First Solar Inc.	910	40,704	(a)
Intel Corp.	64,565	1,563,765	(d)
Linear Technology Corp.	3,000	110,520
LSI Corp.	8,092	57,777	(a)
Microchip Technology Inc.	2,500	93,125
Micron Technology Inc.	12,854	184,198	(a)
NVIDIA Corp.	8,100	113,643
Texas Instruments Inc.	14,551	507,393
Xilinx Inc.	3,287	130,198
		3,389,354

Soft Drinks — 2.1%

Coca-Cola Enterprises Inc.	3,418	120,177
Dr Pepper Snapple Group Inc.	2,600	119,418
Monster Beverage Corp.	2,000	121,540	(a)
PepsiCo Inc.	20,069	1,641,444	(d)
The Coca-Cola Co.	49,492	1,985,125	(d)
		3,987,704

See Notes to Schedule of Investments and Notes to Financial Statements.

9

S&P 500 Index Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Specialized Consumer Services — 0.1%

H&R Block Inc.	3,692	$102,453

Specialized Finance — 0.5%

CME Group Inc.	3,905	296,702
IntercontinentalExchange Inc.	900	159,984	(a)
Moody’s Corp.	2,484	151,350
NYSE Euronext	3,200	132,480
The McGraw-Hill Companies Inc.	3,494	185,846
The NASDAQ OMX Group Inc.	1,700	55,743
		982,105

Specialized REITs — 1.0%

American Tower Corp.	5,200	380,484
HCP Inc.	5,800	263,552
Healthcare REIT Inc.	3,700	248,011
Host Hotels & Resorts Inc.	9,917	167,300
Plum Creek Timber Company Inc.	2,100	98,007
Public Storage	1,900	291,327
Ventas Inc.	3,800	263,948
Weyerhaeuser Co.	7,067	201,339
		1,913,968

Specialty Chemicals — 0.4%

Ecolab Inc.	3,552	302,595
International Flavors & Fragrances Inc.	1,047	78,692
Sigma-Aldrich Corp.	1,504	120,861
The Sherwin-Williams Co.	1,063	187,726
		689,874

Specialty Stores — 0.2%

PetSmart Inc.	1,300	87,087
Staples Inc.	8,350	132,431
Tiffany & Co.	1,429	104,088
		323,606

Steel — 0.1%

Allegheny Technologies Inc.	1,351	35,545
Cliffs Natural Resources Inc.	1,900	30,875
Nucor Corp.	4,136	179,171
United States Steel Corp.	2,065	36,200
		281,791

Systems Software — 2.8%

BMC Software Inc.	1,600	72,224	(a	)
CA Inc.	4,400	125,972
Microsoft Corp.	97,441	3,364,638	(d	)
Oracle Corp.	47,552	1,460,798	(d	)
Red Hat Inc.	2,600	124,332	(a	)
Symantec Corp.	9,085	204,140
		5,352,104

Thrifts & Mortgage Finance — 0.1%

Hudson City Bancorp Inc.	5,300	48,548
People’s United Financial Inc.	4,200	62,580
		111,128

	Number of Shares	Fair Value

Tires & Rubber — 0.0%*

The Goodyear Tire & Rubber Co.	3,419	$52,276	(a	)

Tobacco — 1.7%

Altria Group Inc.	26,153	915,093
Lorillard Inc.	5,033	219,842
Philip Morris International Inc.	21,179	1,834,525
Reynolds American Inc.	4,200	203,154
		3,172,614

Trading Companies & Distributors — 0.2%

Fastenal Co.	3,500	160,475
WW Grainger Inc.	782	197,205
		357,680

Trucking — 0.0%*

Ryder System Inc.	631	38,359

Wireless Telecommunication Services — 0.3%

Crown Castle International Corp.	3,900	282,321	(a)
Sprint Nextel Corp.	38,075	267,287	(a	)
		549,608

Total Common Stock (Cost $125,641,712 )		185,425,828

Short-Term Investments — 2.7%
GE Institutional Money Market Fund — Investment Class 0.00% (Cost $5,081,546)		5,081,546	(b,e	)

Total Investments (Cost $130,723,258)		190,507,374

Other Assets and Liabilities, net — 0.1%		262,516

NET ASSETS — 100.0%		$190,769,890

Other Information

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2013	65	$5,197,725	$(72,292)

See Notes to Schedule of Investments and Notes to Financial Statements.

10

Notes to Schedules of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(d)	At June 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(f)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

*	Less than 0.05%.

†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

REIT	Real Estate Investment Trust

11

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Inception date	—		—		—		—		—		4/15/85
Net asset value, beginning of period	$25.29		$22.31		$22.37		$19.82		$15.99		$26.52
Income/(loss) from investment operations:
Net investment income	0.25		0.52		0.44		0.40		0.38		0.52
Net realized and unrealized gains/(losses) on investments	3.20		2.98		(0.06)		2.54		3.84		(10.46)
Total income/(loss) from investment operations	3.55		3.50		0.38		2.94		4.22		(9.94)
Less distributions from:
Net investment income	—		0.52		0.44		0.39		0.39		0.50
Net realized gains	—		—		—		—		—		0.09
Total distributions	—		0.52		0.44		0.39		0.39		0.59
Net asset value, end of period	$28.74		$25.29		$22.31		$22.37		$19.82		$15.99
TOTAL RETURN(a)	14.04%		15.70%		1.71%		14.84%		26.30%		(37.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$190,770		$183,040		$179,556		$217,344		$224,165		$209,176
Ratios to average net assets:
Net investment income	1.72%	*	1.93%		1.73%		1.79%		2.05%		1.91%
Net Expenses	0.38%	(b)(c)*	0.38%	(b)(c)	0.40%	(b)(c)	0.33%	(b)(c)	0.43%	(b)	0.41%	(b)
Gross Expenses	0.43%	*	0.43%		0.45%		0.38%		0.43%		0.41%
Portfolio turnover rate	1%		6%		3%		4%		5%		4%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s advisory and administrative fee in an amount equal to the advisory and administrative fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
(c)	Reflects GE Asset Management’s contractual arrangement with the Company to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	(Unaudited)
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $125,641,712)	$185,425,828
Short-term affiliated investments (at amortized cost)	5,081,546
Restricted cash	274,799
Receivable for investments sold	23,038
Income receivable	230,126
Other assets	590
Total assets	191,035,927

LIABILITIES
Payable for Fund shares redeemed	58,390
Payable to GEAM	40,057
Accrued other expenses	96,578
Variation margin payable	71,012
Total liabilities	266,037
NET ASSETS	$190,769,890

NET ASSETS CONSIST OF:
Capital paid in	$169,939,835
Undistributed net investment income	1,639,874
Accumulated net realized loss	(40,521,644)
Net unrealized appreciation (depreciation) on:
Investments	59,784,117
Futures	(72,292)
NET ASSETS	$190,769,890
Shares outstanding ($0.01 par value; unlimited shares authorized)	6,638,938
Net asset value per share	$28.74

The accompanying Notes are an integral part of these financial statements.

13

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$1,995,100
Interest	3,756
Interest from affiliated investments	721
Less: Foreign taxes withheld	(569)
Total income	1,999,008

Expenses
Advisory and administration fees	335,039
Directors’ fees	3,735
Custody and accounting expenses	23,012
Professional fees	11,720
Other expenses	35,843
Total expenses before waivers and reimbursement	409,349
Less: Fees waived by the adviser	(50,215)
Net expenses	359,134
Net investment income	1,639,874

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	3,609,380
Futures	849,292
Foreign currency related transactions	(21)

Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	18,272,253
Futures	(116,003)
Net realized and unrealized gain on Investments	22,614,901
Net increase in net assets resulting from operations	$24,254,775

The accompanying Notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets
	Six Months Ended June 30, 2013*	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,639,874	$3,704,324
Net realized gain on investments and futures	4,458,651	8,128,277
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	18,156,250	15,990,184
Net increase from operations	24,254,775	27,822,785
Distributions to shareholders from:
Net investment income	—	(3,686,341)
Total distributions	—	(3,686,341)
Increase in assets from operations and distributions	24,254,775	24,136,444
Share transactions:
Proceeds from sale of shares	6,558,048	15,290,534
Value of distributions reinvested	—	3,686,341
Cost of shares redeemed	(23,082,717)	(39,629,118)
Net decrease from share transactions	(16,524,669)	(20,652,243)
Total increase (decrease) in net assets	7,730,106	3,484,201

NET ASSETS
Beginning of period	183,039,784	179,555,583
End of period	$190,769,890	$183,039,784
Undistributed (Distributions in Excess of) Net Investment Income (end of period)	$1,639,874	$—

CHANGES IN FUND SHARES
Shares sold	225,965	634,763
Issued for distributions reinvested	—	146,633
Shares redeemed	(824,455)	(1,592,286)
Net decrease in Fund Shares	(598,490)	(810,890)

*	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

15

Notes to Financial Statements	June 30, 2013 (Unaudited)

1. Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the “Fund”), Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions such as futures to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

16

Notes to Financial Statements	June 30, 2013 (unaudited)

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

17

Notes to Financial Statements	June 30, 2013 (Unaudited)

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures,

forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities †
Common Stock	$185,425,828	$—	$—	$185,425,828
Short-Term Investments	5,081,546	—	—	5,081,546

Total Investments in Securities	$190,507,374	$—	$—	$190,507,374

Other Financial Instruments *
Futures Contracts — Unrealized Depreciation	$(72,292)	$—	$—	$(72,292)

†   See Schedule of Investments for industry classification

*  Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2013.

The Fund invested in financial instrument and derivatives during the reporting period that are either offset in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to offset exists, is presented in the summary below.

	Asset Derivatives June 30, 2013		Liability Derivatives June 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity futures contracts	Assets, variation margin receivable	—	Liabilities, variation margin payable	71,012
Equity futures contracts	Unrealized gain, net assets	—*	Unrealized loss, net assets	72,292*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

18

Notes to Financial Statements	June 30, 2013 (Unaudited)

Fair value of the collateral held with the counter party was $274,799 for the period ending June 30, 2013.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	16,346,988/ (18,129,053)	849,292	(116,003)

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

GEAM has entered into a contractual arrangement with the Company to limit the management fee charged to the Fund to 0.30% of the average daily net assets of the Fund (the “Management Fee Limitation Agreement”). Unless terminated or amended, this Management Fee Limitation Agreement will continue in effect until April 30, 2014. The Management Fee Limitation Agreement can be amended or terminated only with the approval of the Company’s Board of Directors and GEAM.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

6.	Sub-advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, SSgA Funds Management, Inc. (“SSgA”) is the sub-adviser to the S&P 500 Index Fund. SSgA is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For its services, GEAM pays SSgA monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$2,493,712	$15,811,210

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

19

Notes to Financial Statements	June 30, 2013 (Unaudited)

At June 30, 2013, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation
	Appreciation	Depreciation
$139,539,044	$68,039,727	$(17,071,397)	$50,968,330

As of December 31, 2012, the Fund had capital loss carryovers, as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$12,870,332	$—	12/31/2016
20,177,021	—	12/31/2017
3,073,444	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2012, the Fund utilized $8,147,237 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2012.

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2012	$3,686,341	$—	$3,686,341
2011	3,467,935	—	3,467,935

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, distributions from Real Estate Investment Trusts (REITs) and other equity investments, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain (Loss)	Paid in Capital
$(6,223)	$5,375	$—	$488

20

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Fund is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

21

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

22

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

23

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

24

Additional Information	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

25

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Small-Cap Equity Fund

Semi-Annual Report

June 30, 2013

GE Investments Funds, Inc.

Small-Cap Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Small-Cap Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Small-Cap Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. This orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

as a % of Fair Value of $44,675 (in thousands) on June 30, 2013 (a)(b)

Top Ten Largest Holdings

as of June 30, 2013 as a % of Fair Value (a)(b)(c)

Sensient Technologies Corp.	1.21%
LKQ Corp.	1.00%
Prosperity Bancshares Inc.	0.89%
IDEX Corp.	0.89%
UMB Financial Corp.	0.88%
Applied Industrial Technologies Inc.	0.84%
Wolverine World Wide Inc.	0.82%
Genesee & Wyoming Inc.	0.82%
Allied World Assurance Company Holdings AG	0.80%
Actuant Corp.	0.80%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented do not include the Fund’s entire investment portfolio and may change at any time.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 – June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*

Actual Fund Return	1,000.00	1,157.10	6.79
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,018.50	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% (for the period January 1, 2013 – June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Small-Cap Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock — 94.7%†

Aerospace & Defense — 1.1%
Astronics Corp.	600	$24,522
Esterline Technologies Corp.	2,652	191,713	(a)
GenCorp Inc.	1,588	25,821	(a)
Moog Inc.	540	27,826	(a)
Teledyne Technologies Inc.	2,935	227,022	(a)
Triumph Group Inc.	172	13,613
		510,517

Agricultural Products — 0.8%

Darling International Inc.	17,554	327,557	(a)
Fresh Del Monte Produce Inc.	1,459	40,676
		368,233

Air Freight & Logistics — 0.4%

Hub Group Inc.	3,000	109,260	(a)
UTi Worldwide Inc.	4,900	80,703
		189,963

Airlines — 0.0%*

Republic Airways Holdings Inc.	1,900	21,527	(a)

Apparel Retail — 1.0%

Aeropostale Inc.	9,188	126,795	(a)
American Eagle Outfitters Inc.	3,815	69,662
Express Inc.	1,184	24,828	(a)
Jos A Bank Clothiers Inc.	537	22,189	(a)
The Buckle Inc.	3,625	188,573
		432,047

Apparel, Accessories & Luxury Goods — 1.4%

Columbia Sportswear Co.	4,185	262,190
Iconix Brand Group Inc.	11,075	325,715	(a)
Oxford Industries Inc.	403	25,148
		613,053

Application Software — 4.8%

ACI Worldwide Inc.	4,554	211,670	(a)
Advent Software Inc.	1,900	66,614	(a)
Aspen Technology Inc.	900	25,911	(a)
Blackbaud Inc.	8,000	260,560
Bottomline Technologies Inc.	7,900	199,791	(a)
Monotype Imaging Holdings Inc.	1,700	43,197
NICE Systems Ltd. ADR	3,900	143,871
Pegasystems Inc.	700	23,184
PROS Holdings Inc.	3,000	89,850	(a)
PTC Inc.	10,540	258,546	(a)
QLIK Technologies Inc.	4,900	138,523	(a)
RealPage Inc.	11,300	207,242	(a)
Seachange International Inc.	804	9,415	(a)

	Number of Shares	Fair Value
Solera Holdings Inc.	1,705	$94,883
SS&C Technologies Holdings Inc.	8,990	295,771	(a)
Tyler Technologies Inc.	416	28,516	(a)
Verint Systems Inc.	700	24,829	(a)
		2,122,373

Asset Management & Custody Banks — 0.7%

Affiliated Managers Group Inc.	1,650	270,501	(a)
Virtus Investment Partners Inc.	180	31,728	(a)
		302,229

Auto Parts & Equipment — 0.4%

Dana Holding Corp.	2,592	49,922
Drew Industries Inc.	1,504	59,137
Modine Manufacturing Co.	2,647	28,799	(a)
Stoneridge Inc.	1,816	21,138	(a)
Tenneco Inc.	600	27,168	(a)
		186,164

Automobile Manufacturers — 0.7%

Thor Industries Inc.	5,882	289,277
Winnebago Industries Inc.	1,130	23,719	(a)
		312,996

Automotive Retail — 0.5%

America's Car-Mart Inc.	563	24,344	(a)
CST Brands Inc.	6,423	197,893	(a)
		222,237

Biotechnology — 1.3%

Alkermes PLC	700	20,076	(a)
Cepheid Inc.	4,500	154,890	(a)
Cubist Pharmaceuticals Inc.	2,609	126,015	(a)
Emergent Biosolutions Inc.	1,400	20,188	(a)
Genomic Health Inc.	3,900	123,669	(a)
Isis Pharmaceuticals Inc.	900	24,183	(a)
Ligand Pharmaceuticals Inc.	700	26,194	(a)
Myriad Genetics Inc.	900	24,183	(a)
PDL BioPharma Inc.	2,220	17,138
Pharmacyclics Inc.	270	21,457	(a)
Repligen Corp.	3,700	30,488	(a)
		588,481

Broadcasting — 0.1%

Nexstar Broadcasting Group Inc.	1,100	39,006

Building Products — 0.5%

AAON Inc.	892	29,507
AO Smith Corp.	680	24,670
Apogee Enterprises Inc.	1,060	25,440
Patrick Industries Inc.	1,600	33,264	(a)
PGT Inc.	6,300	54,621	(a)
Simpson Manufacturing Company Inc.	494	14,534
Universal Forest Products Inc.	1,384	55,249
		237,285

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Small-Cap Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Casinos & Gaming — 0.1%

WMS Industries Inc.	1,698	$43,316	(a)

Commercial Printing — 0.1%

Deluxe Corp.	680	23,562

Commodity Chemicals — 0.5%

Axiall Corp.	412	17,543
Koppers Holdings Inc.	5,705	217,817
		235,360

Communications Equipment — 0.7%

ADTRAN Inc.	3,619	89,063
ARRIS Group Inc.	3,880	55,678	(a)
Ciena Corp.	1,300	25,246	(a)
InterDigital Inc.	500	22,325
NETGEAR Inc.	1,032	31,517	(a)
Plantronics Inc.	1,656	72,732
		296,561

Computer & Electronics Retail — 0.1%

Conn's Inc.	700	36,232	(a)

Computer Hardware — 0.6%

Diebold Inc.	8,475	285,522

Computer Storage & Peripherals — 0.1%

Datalink Corp.	3,503	37,272	(a)
Synaptics Inc.	600	23,136	(a)
		60,408

Construction & Engineering — 2.1%

Argan Inc.	1,100	17,160
Chicago Bridge & Iron Company N.V.	5,325	317,690
Dycom Industries Inc.	1,000	23,140	(a)
Granite Construction Inc.	852	25,355
Primoris Services Corp.	4,247	83,751
Quanta Services Inc.	5,915	156,511	(a)
URS Corp.	7,025	331,721
		955,328

Construction & Farm Machinery — 1.8%

Accuride Corp.	744	3,765	(a)
AGCO Corp.	6,625	332,509
Astec Industries Inc.	1,749	59,973
Greenbrier Companies Inc.	2,254	54,930	(a)
Lindsay Corp.	250	18,745
Trinity Industries Inc.	8,750	336,350
		806,272

Construction Materials — 0.0%*

Eagle Materials Inc.	368	24,388

	Number of Shares	Fair Value

Consumer Electronics — 0.0%*

Zagg Inc.	2,900	$15,515	(a)

Data Processing & Outsourced Services — 2.4%

Broadridge Financial Solutions Inc.	11,000	292,380
Cardtronics Inc.	8,900	245,640	(a)
Global Cash Access Holdings Inc.	22,660	141,852	(a)
Jack Henry & Associates Inc.	3,000	141,390
MAXIMUS Inc.	380	28,303
WEX Inc.	2,800	214,760	(a)
		1,064,325

Distributors — 1.0%

LKQ Corp.	17,337	446,428	(a)

Diversified Capital Markets — 0.1%

HFF Inc. REIT	1,282	22,781

Diversified Metals & Mining — 0.4%

Compass Minerals International Inc.	2,155	182,162

Diversified REITs—0.2%

Cousins Properties Inc.	1,778	17,958
PS Business Parks Inc.	300	21,651
Washington Real Estate Investment Trust	1,791	48,196
		87,805

Diversified Support Services — 0.8%

Healthcare Services Group Inc.	7,620	186,842
Ritchie Bros Auctioneers Inc.	5,900	113,398
UniFirst Corp.	531	48,454
		348,694

Education Services — 0.5%

American Public Education Inc.	600	22,296	(a)
DeVry Inc.	419	12,998
Grand Canyon Education Inc.	1,000	32,230	(a)
K12 Inc.	3,000	78,810	(a)
Strayer Education Inc.	1,200	58,596
		204,930

Electric Utilities — 0.7%

ALLETE Inc.	901	44,915
IDACORP Inc.	5,432	259,433
		304,348

Electrical Components & Equipment — 1.0%

Audience Inc.	1,600	21,136	(a)
Brady Corp.	3,000	92,190
Encore Wire Corp.	706	24,074
EnerSys Inc.	773	37,908
II-VI Inc.	2,793	45,415	(a)
InvenSense Inc.	1,586	24,393	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Small-Cap Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value
Littelfuse Inc.	777	$57,972
Polypore International Inc.	2,345	94,503	(a)
Power-One Inc.	2,380	15,042	(a)
Regal-Beloit Corp.	412	26,714
		439,347

Electronic Equipment & Instruments — 0.5%

MTS Systems Corp.	542	30,677
National Instruments Corp.	6,900	192,786
Rofin-Sinar Technologies Inc.	807	20,127	(a)
		243,590

Electronic Manufacturing Services — 0.7%

Measurement Specialties Inc.	4,469	207,942	(a)
Methode Electronics Inc.	2,927	49,789
Multi-Fineline Electronix Inc.	1,450	21,474	(a)
Plexus Corp.	1,553	46,419	(a)
		325,624

Environmental & Facilities Services — 0.3%

ABM Industries Inc.	4,900	120,099
Tetra Tech Inc.	1,376	32,350	(a)
		152,449

Fertilizers & Agricultural Chemicals — 0.5%

American Vanguard Corp.	700	16,401
Intrepid Potash Inc.	10,870	207,074
		223,475

Food Distributors — 0.2%

Spartan Stores Inc.	2,570	47,391
United Natural Foods Inc.	400	21,596	(a)
		68,987

Food Retail — 2.0%

Casey's General Stores Inc.	4,500	270,720
Harris Teeter Supermarkets Inc.	6,900	323,334
Safeway Inc.	10,405	246,182
The Fresh Market Inc.	1,100	54,692	(a)
		894,928

Footwear — 1.2%

Deckers Outdoor Corp.	2,965	149,762	(a)
Wolverine World Wide Inc.	6,707	366,269
		516,031

Forest Products — 0.0%*

Boise Cascade Co.	817	20,760	(a)

Gas Utilities — 0.1%

South Jersey Industries Inc.	808	46,388

Healthcare Distributors — 0.7%

Owens & Minor Inc.	9,182	310,627

	Number of Shares	Fair Value

Healthcare Equipment — 4.4%

Analogic Corp.	1,480	$107,788
Cantel Medical Corp.	508	17,206
Cyberonics Inc.	400	20,784	(a)
Cynosure Inc.	800	20,784	(a)
Exactech Inc.	578	11,416	(a)
Globus Medical Inc.	1,679	28,308	(a)
Hill-Rom Holdings Inc.	8,884	299,213
Integra LifeSciences Holdings Corp.	5,900	216,117	(a)
Masimo Corp.	10,990	232,988
Natus Medical Inc.	1,070	14,605	(a)
NuVasive Inc.	9,200	228,068	(a)
Orthofix International N.V.	976	26,254	(a)
STERIS Corp.	5,500	235,840
Teleflex Inc.	2,700	209,223
Thoratec Corp.	4,345	136,041	(a)
Volcano Corp.	9,900	179,487	(a)
		1,984,122

Healthcare Facilities — 0.3%

Emeritus Corp.	783	18,150	(a)
VCA Antech Inc.	4,900	127,841	(a)
		145,991

Healthcare Services — 1.8%

Air Methods Corp.	2,100	71,148
Bio-Reference Labs Inc.	11,740	337,525	(a)
Chemed Corp.	301	21,801
MEDNAX Inc.	3,495	320,072	(a)
Team Health Holdings Inc.	700	28,749	(a)
The Providence Service Corp.	1,300	37,817	(a)
		817,112

Healthcare Supplies — 0.8%

Endologix Inc.	1,910	25,365	(a)
Haemonetics Corp.	692	28,615	(a)
Merit Medical Systems Inc.	1,614	17,996	(a)
West Pharmaceutical Services Inc.	3,790	266,285
		338,261

Healthcare Technology — 0.9%

Computer Programs & Systems Inc.	1,495	73,464
HMS Holdings Corp.	7,325	170,672	(a)
Medidata Solutions Inc.	300	23,235	(a)
Omnicell Inc.	1,400	28,770	(a)
Quality Systems Inc.	6,500	121,615
		417,756

Heavy Electrical Equipment — 0.1%

AZZ Inc.	600	23,136

Home Building — 0.1%

Meritage Homes Corp.	523	22,677	(a)
The Ryland Group Inc.	600	24,060
		46,737

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Small-Cap Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Home Furnishing Retail — 0.5%

Aaron's Inc.	7,743	$216,881

Home Furnishings — 0.2%

Ethan Allen Interiors Inc.	1,188	34,214
Hooker Furniture Corp.	721	11,723
La-Z-Boy Inc.	1,463	29,655
		75,592

Home Improvement Retail — 0.1%

Lumber Liquidators Holdings Inc.	370	28,812	(a)

Housewares & Specialties — 0.7%

Blyth Inc.	1,284	17,924
Jarden Corp.	6,605	288,968
		306,892

Human Resource & Employment Services — 0.1%

WageWorks Inc.	1,073	36,965	(a)

Industrial Conglomerates — 0.5%

Raven Industries Inc.	7,900	236,842

Industrial Machinery — 7.3%

Actuant Corp.	10,820	356,736
Altra Holdings Inc.	1,217	33,321
CLARCOR Inc.	5,522	288,304
Columbus McKinnon Corp.	1,046	22,301	(a)
EnPro Industries Inc.	3,900	197,964	(a)
ESCO Technologies Inc.	2,810	90,988
Harsco Corp.	2,300	53,337
IDEX Corp.	7,350	395,503
Kaydon Corp.	3,100	85,405
LB Foster Co.	682	29,442
Middleby Corp.	1,000	170,090	(a)
Mueller Industries Inc.	3,670	185,078
Mueller Water Products Inc.	3,091	21,359
Nordson Corp.	2,400	166,344
Proto Labs Inc.	2,994	194,521	(a)
RBC Bearings Inc.	1,500	77,925	(a)
Standex International Corp.	400	21,100
Timken Co.	3,925	220,899
Trimas Corp.	8,900	331,792	(a)
Woodward Inc.	8,040	321,600
		3,264,009

Industrial REITs — 0.1%

STAG Industrial Inc.	2,014	40,179

Integrated Telecommunication Services — 0.1%

Consolidated Communications Holdings Inc.	1,300	22,633

	Number of Shares	Fair Value

Internet Software & Services — 1.1%

comScore Inc.	1,500	$36,585	(a)
Demand Media Inc.	2,635	15,810	(a)
Guidewire Software Inc.	4,000	168,200	(a)
IntraLinks Holdings Inc.	4,500	32,670	(a)
LogMeIn Inc.	4,900	119,854	(a)
Monster Worldwide Inc.	2,000	9,820	(a)
NIC Inc.	1,945	32,151
The Active Network Inc.	2,680	20,287	(a)
VistaPrint N.V.	500	24,685	(a)
XO Group Inc.	2,000	22,400	(a)
		482,462

Investment Banking & Brokerage — 0.9%

BGC Partners Inc.	2,598	15,302
Piper Jaffray Co.	1,411	44,601	(a)
Raymond James Financial Inc.	7,065	303,654
Stifel Financial Corp.	859	30,640	(a)
		394,197

IT Consulting & Other Services — 0.0%*

Unisys Corp.	900	19,863	(a)

Leisure Products — 0.5%

Arctic Cat Inc.	982	44,171
Brunswick Corp.	722	23,068
Polaris Industries Inc.	1,475	140,125
		207,364

Life & Health Insurance — 0.2%

American Equity Investment Life Holding Co.	3,262	51,214
StanCorp Financial Group Inc.	805	39,775
		90,989

Life Sciences Tools & Services — 2.3%

Bio-Rad Laboratories Inc.	2,000	224,400	(a)
Bruker Corp.	14,455	233,449	(a)
Cambrex Corp.	2,100	29,337	(a)
Charles River Laboratories International Inc.	598	24,536	(a)
ICON PLC	6,085	215,592	(a)
Luminex Corp.	6,900	142,209	(a)
PAREXEL International Corp.	700	32,158	(a)
Techne Corp.	2,000	138,160
		1,039,841

Managed Healthcare — 1.4%

Centene Corp.	6,720	352,531	(a)
Molina Healthcare Inc.	7,070	262,863	(a)
		615,394

Marine — 0.1%

Matson Inc.	944	23,600

See Notes to Schedule of Investments and Notes to Financial Statements.

6

Small-Cap Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Metal & Glass Containers — 0.9%

AEP Industries Inc.	394	$29,310	(a)
Aptargroup Inc.	3,100	171,151
Silgan Holdings Inc.	4,000	187,840
		388,301

Movies & Entertainment — 0.1%

Cinemark Holdings Inc.	900	25,128

Multi-Line Insurance — 0.7%

HCC Insurance Holdings Inc.	6,755	291,208
Horace Mann Educators Corp.	933	22,747
		313,955

Multi-Utilities — 0.2%

Avista Corp.	1,152	31,127
Black Hills Corp.	876	42,705
		73,832

Office Electronics — 0.4%

Zebra Technologies Corp.	4,600	199,824	(a)

Office REITs — 1.1%

BioMed Realty Trust Inc.	14,713	297,644
Coresite Realty Corp.	5,614	178,581
DuPont Fabros Technology Inc.	873	21,083
		497,308

Office Services & Supplies — 0.7%

Herman Miller Inc.	4,055	109,769
West Corp.	8,220	181,991
		291,760

Oil & Gas Drilling — 0.3%

Pioneer Energy Services Corp.	19,970	132,202	(a)

Oil & Gas Equipment & Services — 2.9%

Basic Energy Services Inc.	1,100	13,299	(a)
Cal Dive International Inc.	4,019	7,556	(a)
CARBO Ceramics Inc.	4,675	315,235
Dril-Quip Inc.	2,325	209,924	(a)
Forum Energy Technologies Inc.	1,000	30,430	(a)
Hornbeck Offshore Services Inc.	1,009	53,981	(a)
Key Energy Services Inc.	9,900	58,905	(a)
Lufkin Industries Inc.	3,900	345,033
Mitcham Industries Inc.	1,354	22,720	(a)
Natural Gas Services Group Inc.	716	16,819	(a)
Oil States International Inc.	1,320	122,285	(a)
TETRA Technologies Inc.	9,800	100,548	(a)
		1,296,735

Oil & Gas Exploration & Production — 2.6%

Approach Resources Inc.	7,900	194,103	(a)
Bill Barrett Corp.	2,315	46,810	(a)

	Number of Shares	Fair Value
Carrizo Oil & Gas Inc.	413	$11,700	(a)
Kodiak Oil & Gas Corp.	4,973	44,210	(a)
Matador Resources Co.	2,131	25,530	(a)
Midstates Petroleum Company Inc.	3,263	17,653	(a)
Newfield Exploration Co.	11,800	281,902	(a)
Northern Oil and Gas Inc.	7,800	104,052	(a)
Oasis Petroleum Inc.	530	20,601	(a)
Resolute Energy Corp.	13,800	110,124	(a)
Rosetta Resources Inc.	430	18,283	(a)
Sanchez Energy Corp.	2,200	50,512	(a)
SM Energy Co.	3,990	239,321
W&T Offshore Inc.	1,150	16,434
		1,181,235

Oil & Gas Refining & Marketing — 0.2%

Alon USA Energy Inc.	1,870	27,040
CVR Energy Inc.	488	23,131
Renewable Energy Group Inc.	2,200	31,306	(a)
Western Refining Inc.	1,058	29,698
		111,175

Oil & Gas Storage & Transportation — 0.0%*

Targa Resources Corp.	298	19,170

Packaged Foods & Meats — 2.3%

Lancaster Colony Corp.	3,000	233,970
Sanderson Farms Inc.	4,279	284,211
Snyders-Lance Inc.	6,900	196,029
TreeHouse Foods Inc.	4,900	321,146	(a)
		1,035,356

Paper Packaging — 0.7%

Packaging Corporation of America	6,280	307,469

Paper Products — 0.2%

Buckeye Technologies Inc.	399	14,778
Neenah Paper Inc.	1,437	45,654
PH Glatfelter Co.	1,111	27,886
		88,318

Personal Products — 0.7%

Elizabeth Arden Inc.	4,441	200,156	(a)
Medifast Inc.	1,009	25,992	(a)
Prestige Brands Holdings Inc.	1,000	29,140	(a)
Revlon Inc.	900	19,854	(a)
USANA Health Sciences Inc.	635	45,961	(a)
		321,103

Pharmaceuticals — 0.4%

Auxilium Pharmaceuticals Inc.	900	14,967	(a)
Jazz Pharmaceuticals PLC	400	27,492	(a)
Pozen Inc.	3,300	16,533	(a)
Questcor Pharmaceuticals Inc.	900	40,914
Santarus Inc.	1,900	39,995	(a)
Sciclone Pharmaceuticals Inc.	4,800	23,808	(a)
		163,709

See Notes to Schedule of Investments and Notes to Financial Statements.

7

Small-Cap Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Property & Casualty Insurance — 2.5%

Allied World Assurance Company Holdings AG	3,900	$356,889
American Safety Insurance Holdings Ltd.	1,039	30,079	(a)
Amtrust Financial Services Inc.	3,400	121,380
Argo Group International Holdings Ltd.	5,039	213,604
Aspen Insurance Holdings Ltd.	6,000	222,540
First American Financial Corp.	900	19,836
The Navigators Group Inc.	2,400	136,896	(a)
Tower Group International Ltd.	1,100	22,561
		1,123,785

Publishing — 0.9%

John Wiley & Sons Inc.	8,530	341,967
Morningstar Inc.	1,000	77,580
		419,547

Railroads — 0.8%

Genesee & Wyoming Inc.	4,300	364,812	(a)

Regional Banks — 5.8%

Bank of the Ozarks Inc.	1,127	48,833
BankUnited Inc.	765	19,898
Banner Corp.	959	32,404
Bryn Mawr Bank Corp.	3,400	81,362
Camden National Corp.	390	13,833
Capital Bank Financial Corp.	1,021	19,389	(a)
Cardinal Financial Corp.	909	13,308
CoBiz Financial Inc.	1,121	9,304
Columbia Banking System Inc.	520	12,381
Community Bank System Inc.	3,900	120,315
Cullen Frost Bankers Inc.	2,905	193,967
East West Bancorp Inc.	1,786	49,115
First Horizon National Corp.	2,888	32,346
Fulton Financial Corp.	11,005	126,338
Glacier Bancorp Inc.	946	20,992
Great Southern Bancorp Inc.	635	17,120
Hancock Holding Co.	559	16,809
Home BancShares Inc.	2,132	55,368
Iberiabank Corp.	2,595	139,118
Independent Bank Corp.	2,100	72,450
Lakeland Financial Corp.	343	9,518
Old National Bancorp	1,166	16,125
PacWest Bancorp	1,227	37,607
Prosperity Bancshares Inc.	7,720	399,818
Southwest Bancorp Inc.	1,997	26,360	(a)
Sterling Financial Corp.	1,560	37,097
Susquehanna Bancshares Inc.	3,204	41,172
SVB Financial Group	2,860	238,295	(a)
UMB Financial Corp.	7,100	395,257
Umpqua Holdings Corp.	1,714	25,727
Union First Market Bankshares Corp.	328	6,754
Washington Trust Bancorp Inc.	3,600	102,672

	Number of Shares	Fair Value
Westamerica Bancorporation	2,685	$122,678
Wintrust Financial Corp.	564	21,590
		2,575,320

Reinsurance — 0.8%

Endurance Specialty Holdings Ltd.	5,431	279,425
Maiden Holdings Ltd.	2,397	26,894
Platinum Underwriters Holdings Ltd.	567	32,444
		338,763

Research & Consulting Services — 0.5%

ICF International Inc.	526	16,575	(a)
Mistras Group Inc.	4,200	73,836	(a)
Resources Connection Inc.	4,960	57,536
RPX Corp.	1,400	23,520	(a)
The Corporate Executive Board Co.	550	34,771
		206,238

Residential REITs — 0.4%

Associated Estates Realty Corp.	2,580	41,486
Colonial Properties Trust	1,741	41,993
Education Realty Trust Inc.	7,815	79,947
Mid-America Apartment Communities Inc.	374	25,346
		188,772

Restaurants — 1.0%

Cracker Barrel Old Country Store Inc.	3,335	315,691
Texas Roadhouse Inc.	4,380	109,588
		425,279

Retail REITs — 0.2%

Inland Real Estate Corp.	4,502	46,010
Ramco-Gershenson Properties Trust	1,452	22,549
		68,559

Security & Alarm Services — 0.6%

The Brink's Co.	9,975	254,462

Semiconductor Equipment — 0.5%

Cabot Microelectronics Corp.	600	19,806	(a)
MKS Instruments Inc.	663	17,596
Rudolph Technologies Inc.	16,535	185,192	(a)
		222,594

Semiconductors — 1.7%

Ambarella Inc.	1,500	25,245	(a)
Diodes Inc.	1,351	35,086	(a)
Fairchild Semiconductor International Inc.	3,415	47,127	(a)
First Solar Inc.	800	35,784	(a)
Microsemi Corp.	12,375	281,531	(a)
RF Micro Devices Inc.	9,295	49,728	(a)
Semtech Corp.	6,420	224,892	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

8

Small-Cap Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value
Silicon Image Inc.	3,700	$21,645	(a)
TriQuint Semiconductor Inc.	3,741	25,926	(a)
		746,964

Specialized Consumer Services — 0.1%

Matthews International Corp.	1,405	52,968

Specialized Finance — 0.2%

MarketAxess Holdings Inc.	1,400	65,450
NewStar Financial Inc.	1,495	19,914	(a)
		85,364

Specialized REITs — 1.4%

Aviv REIT Inc.	1,705	43,120
FelCor Lodging Trust Inc.	4,800	28,368	(a)
Hersha Hospitality Trust	8,112	45,752
Omega Healthcare Investors Inc.	9,345	289,882
Potlatch Corp.	600	24,264
Sabra Healthcare REIT Inc.	5,345	139,558
Summit Hotel Properties Inc.	4,766	45,039
		615,983

Specialty Chemicals — 1.8%

Flotek Industries Inc.	4,498	80,694	(a)
GSE Holding Inc.	1,174	6,797	(a)
HB Fuller Co.	1,698	64,201
OM Group Inc.	1,138	35,187	(a)
PolyOne Corp.	3,015	74,712
Sensient Technologies Corp.	13,334	539,627
Stepan Co.	83	4,616
		805,834

Steel — 0.4%

Commercial Metals Co.	11,295	166,827
Schnitzer Steel Industries Inc.	1,281	29,950
		196,777

Systems Software — 0.8%

AVG Technologies N.V.	1,412	27,464	(a)
CommVault Systems Inc.	310	23,526	(a)
FleetMatics Group PLC	300	9,969	(a)
Infoblox Inc.	1,103	32,274	(a)
MICROS Systems Inc.	5,800	250,270	(a)
Progress Software Corp.	184	4,234	(a)
		347,737

Technology Distributors — 0.1%

Electro Rent Corp.	86	1,444
ScanSource Inc.	855	27,360	(a)
Tech Data Corp.	742	34,941	(a)
		63,745

	Number of Shares	Fair Value

Thrifts & Mortgage Finance — 0.2%

Nationstar Mortgage Holdings Inc.	609	$22,801	(a)
Ocwen Financial Corp.	580	23,907	(a)
Washington Federal Inc.	1,248	23,562
		70,270

Tires & Rubber — 0.0%*

Cooper Tire & Rubber Co.	555	18,410

Trading Companies & Distributors — 0.8%

Applied Industrial Technologies Inc.	7,804	377,167

Trucking — 1.2%

Heartland Express Inc.	1,900	26,353
Landstar System Inc.	2,000	103,000
Marten Transport Ltd.	2,109	33,048
Old Dominion Freight Line Inc.	8,017	333,668	(a)
Swift Transportation Co.	1,636	27,059	(a)
		523,128

Total Common Stock (Cost $33,748,871 )		42,246,942

Short-Term Investments — 5.4%
GE Institutional Money Market Fund — Investment Class 0.00% (Cost $2,427,960)		2,427,960	(b,c)

Total Investments (Cost $36,176,831)		44,674,902

Liabilities in Excess of Other Assets, net — (0.1)%		(62,657)

NET ASSETS — 100.0%		$44,612,245

Other Information

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	September 2013	11	$1,072,170	$(4,816)

See Notes to Schedule of Investments and Notes to Financial Statements.

9

Notes to Schedule of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.
(c)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

10

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08(c)
Inception date	—		—		—		—		—		4/28/00
Net asset value, beginning of period	$13.37		$12.85		$12.46		$9.79		$7.48		$12.17
Income/(loss) from investment operations:
Net investment income (loss)	(0.01)		0.00	**	(0.01)		0.02	*	0.04		0.09
Net realized and unrealized gains/(losses) on investments	2.11		1.86		0.40		2.67		2.27		(4.67)
Total income/(loss) from investment operations	2.10		1.86		0.39		2.69		2.31		(4.58)
Less distributions from:
Net investment income	—		0.00	**	0.00	**	0.02		—		0.05
Net realized gains	—		1.34		—		—		—		0.06
Total distributions	—		1.34		0.00		0.02		0.00		0.11
Net asset value, end of period	$15.47		$13.37		$12.85		$12.46		$9.79		$7.48
TOTAL RETURN(a)	15.71%		14.57%		3.13%		27.47%		30.88%		(37.59)%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$44,612		$41,942		$46,855		$55,527		$54,114		$50,210
Ratios to average net assets:
Net investment income (loss)	(0.22)%	††	0.01%		(0.07)%		0.18%		(0.04)%		0.46%
Net Expenses	1.27%	(b)*††	1.34%	(b)(d)	1.28%	(b)(d)	1.12%	(b)	1.52%	(b)	0.94%	(b)
Gross Expenses	1.28%	*††	1.38%		1.50%		1.13%		1.52%		0.94%
Portfolio turnover rate	20%		36%		44%		47%		40%		85%
Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s advisory and administrative fee in an amount equal to the advisory and administrative fee earned by GEAM with respect to the Fund’s investment in an affiliated Money Market Fund managed by GEAM.
(c)	Less than $0.01 per share of the distribution paid was from return of capital.
(d)	Reflects a voluntary reimbursement of other operating expenses by GEAM.
*	Per share values have been calculated using the average share method.
**	Rounds to less than $0.01.
†	Unaudited
††	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $33,748,871)	$42,246,942
Short-term affiliated investments (at amortized cost)	2,427,960
Restricted cash	100,000
Receivable for investments sold	106,905
Income receivable	37,275
Other assets	282
Total Assets	44,919,364

LIABILITIES
Payable for investments purchased	163,980
Payable for Fund shares redeemed	13,961
Payable to GEAM	34,471
Accrued other expenses	92,954
Variation margin payable	1,753
Total Liabilities	307,119
NET ASSETS	$44,612,245

NET ASSETS CONSIST OF:
Capital paid in	32,972,178
Undistributed (distributions in excess of) net investment income	(48,969)
Accumulated net realized gain	3,195,781
Net unrealized appreciation (depreciation) on:
Investments	8,498,071
Futures	(4,816)
NET ASSETS	$44,612,245

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,883,287
Net asset value per share	$ 15.47

The accompanying Notes are an integral part of these financial statements.

12

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$219,697
Interest	9,887
Interest from affiliated investments	441
Less: Foreign taxes withheld	(503)
Total Income	229,522

Expenses
Advisory and administration fees	208,205
Directors’ fees	967
Custody and accounting expenses	52,738
Professional fees	11,289
Other expenses	6,802
Total expenses before waivers	280,001
Less: Fees waived by the adviser	(1,510)
Net expenses	278,491
Net investment loss	(48,969)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	2,686,553
Futures	217,834

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	3,549,844
Futures	(11,365)
Net realized and unrealized gain on Investments	6,442,866
Net increase in net assets resulting from operations	$6,393,897

The accompanying Notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets
	Six Months Ended June 30, 2013†	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(48,969)	$5,657
Net realized gain on investments and futures	2,904,387	5,474,938
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	3,538,479	657,795
Net Increase from operations	6,393,897	6,138,390
Distributions to shareholders from:
Net investment income
Class 1	—	(3,721)
Class 4*	—	—
Net realized gains
Class 1	—	(3,818,401)
Class 4*	—	—
Total distributions	—	(3,822,122)
Increase in assets from operations and distributions	6,393,897	2,316,268
Share transactions:
Proceeds from sale of shares
Class 1	887,242	699,312
Class 4*	—	—
Value of distributions reinvested
Class 1	—	3,822,122
Class 4*	—	—
Cost of shares redeemed
Class 1	(4,610,661)	(11,749,933)
Class 4*	—	(11,353)
Net decrease from share transactions	(3,723,419)	(7,239,852)
Total increase (decrease) in net assets	2,670,478	(4,923,584)

NET ASSETS
Beginning of period	41,941,767	46,865,351
End of period	$44,612,245	$41,941,767
Undistributed (distributions in excess of) net investment income, end of period	$(48,969)	$—

CHANGES IN FUND SHARES

Class 1
Shares sold	58,940	49,874
Issued for distributions reinvested	—	289,117
Shares redeemed	(312,685)	(847,048)
Net Decrease in Fund Shares	(253,745)	(508,057)

Class 4*
Shares redeemed	—	(838)
Net Decrease in Fund Shares	—	(838)
† (Unaudited)
* Share Class 4 was closed effective June 29, 2012

The accompanying Notes are an integral part of these financial statements.

14

Notes to Financial Statements	June 30, 2013 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund (the “Fund”), Total Return Fund, Income Fund, and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company offers one share class (Class 1) of the Fund as investment options for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The

Fund may enter into derivative transactions such as futures to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument or to hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non- performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss upon the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

15

Notes to Financial Statements	June 30, 2012 (Unaudited)

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

16

Notes to Financial Statements	June 30, 2013 (Unaudited)

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures,

forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Common Stock	$42,246,942	$—	$—	$42,246,942
Short-Term Investments	2,427,960	—	—	2,427,960
Total Investments in Securities	$44,674,902	$—	$—	$44,674,902
Other Financial Instruments*
Futures Contracts — Unrealized Depreciation	$(4,816)	$—	$—	$(4,816)

†See Schedule of Investments for industry classification

*  Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between the fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2013.

The Fund invested in financial instrument and derivatives during the reporting period that are either offset in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to offset exists, is presented in the summary below.

	Asset derivatives June 30, 2013			Liability derivatives June 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the statement of assets and liabilities	Fair value ($)		Location in the statement of assets and liabilities	Fair value ($)
Equity futures contracts	Assets, variation margin receivable	—		Liabilities, variation margin payable	1,753
Equity futures contracts	Unrealized gain, net assets	—	*	Unrealized loss, net assets	4,816	*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

17

Notes to Financial Statements	June 30, 2013 (Unaudited)

Fair value of the collateral held with the counter party was $100,000 for the period ending June 30, 2013.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Depreciation on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	5,289,974/(6,032,809)	217,834	(11,365)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2013.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Sub-advisory Fees

Pursuant to investment sub-advisory agreements with GEAM, the assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, LP; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. GEAM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (Allocated Assets), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of GEAM and the Board.

For their services, GEAM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

8.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$ 8,216,970	$ 11,055,278

18

Notes to Financial Statements	June 30, 2013 (Unaudited)

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2013, information on the tax cost of investments was as follows:

	Gross Tax
Cost of Investments For Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation
$36,700,378	$9,794,922	$(1,820,398)	$7,974,524

As of December 31, 2012, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gain to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

During the year ended December 31, 2012, the Fund utilized $666,958 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund did not defer any such losses for the year ended December 31, 2012.

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2012	$113,702	$3,708,420	$3,822,122
2011	120	—	120

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS) and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain (Loss)	Paid in Capital
$(1,934)	$47	$—	$1,887

19

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Fund is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer – Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

20

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified – Vice President and Secretary – 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

21

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

22

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

23

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

24

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Real Estate Securities Fund

Semi-Annual Report

June 30, 2013

GE Investments Funds, Inc.

Real Estate Securities Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Real Estate Securities Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Real Estate Securities Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum total return through current income and capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund does not invest directly in real estate.

Sector Allocation

as a % of Fair Value of $83,154 (in thousands) on June 30, 2013 (a)(b)

Top Ten Largest Holdings

as of June 30, 2013 as a % of Fair Value (a)(b)(c)

Simon Property Group Inc.	7.43%
Prologis Inc.	6.16%
AvalonBay Communities Inc.	4.46%
Ventas Inc.	4.38%
Public Storage	3.85%
HCP Inc.	3.63%
Camden Property Trust	3.48%
Tanger Factory Outlet Centers	3.39%
The Macerich Co.	3.35%
General Growth Properties Inc.	3.05%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented do not include the Fund’s entire investment portfolio and may change at any time.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Real Estate Securities Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 - June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during period ($)*
Actual Fund Return	1,000.00	1,056.50	4.95
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,019.98	4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (for the period January 1, 2013 – June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Real Estate Securities Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Fair Value
Common Stock (REITs) — 99.3%†

Diversified — 2.9%

Vornado Realty Trust	28,810	$2,386,908

Freestanding — 2.3%

National Retail Properties Inc.	24,840	854,496
Spirit Realty Capital Inc.	58,210	1,031,481
		1,885,977

Healthcare — 11.7%

Aviv REIT Inc.	17,370	439,287
HCP Inc.	66,390	3,016,762
Healthcare REIT Inc.	31,530	2,113,456
Omega Healthcare Investors Inc.	17,520	543,470
Ventas Inc.	52,430	3,641,788
		9,754,763

Hotel — 7.3%

Ashford Hospitality Trust Inc.	33,340	381,743
Hospitality Properties Trust	12,620	331,654
Host Hotels & Resorts Inc.	133,210	2,247,253
LaSalle Hotel Properties	53,180	1,313,546
RLJ Lodging Trust	31,710	713,158
Sunstone Hotel Investors Inc.	88,980	1,074,878	(a)
		6,062,232

Industrial — 7.2%

EastGroup Properties Inc.	8,880	499,678
First Industrial Realty Trust Inc.	27,280	413,838
Prologis Inc.	135,750	5,120,490
		6,034,006

Multifamily — 17.7%

AvalonBay Communities Inc.	27,460	3,704,629
BRE Properties Inc.	25,060	1,253,501
Camden Property Trust	41,850	2,893,509
Campus Crest Communities Inc.	14,700	169,638
Equity Residential	37,990	2,205,699
Essex Property Trust Inc.	12,970	2,061,192
Mid-America Apartment Communities Inc.	13,390	907,440
UDR Inc.	62,970	1,605,105
		14,800,713

Office — 11.2%

Alexandria Real Estate Equities Inc.	5,680	373,290
Boston Properties Inc.	22,280	2,349,872
Brandywine Realty Trust	33,660	455,083
Brookfield Office Properties Inc.	82,290	1,372,597
Highwoods Properties Inc.	37,480	1,334,663
Hudson Pacific Properties Inc.	7,580	161,302

	Number of Shares	Fair Value
Kilroy Realty Corp.	25,120	1,331,611
Parkway Properties Inc.	27,100	454,196
SL Green Realty Corp.	16,800	1,481,592
		9,314,206

Office/Industrial — 3.9%

Duke Realty Corp.	115,000	1,792,850
Liberty Property Trust	39,320	1,453,267
		3,246,117

Regional Malls — 15.9%

CBL & Associates Properties Inc.	43,890	940,124
General Growth Properties Inc.	127,740	2,538,194
Simon Property Group Inc.	39,110	6,176,251
Taubman Centers Inc.	10,420	783,063
The Macerich Co.	45,660	2,783,890
		13,221,522

Self Storage — 6.5%

CubeSmart	59,390	949,052
Public Storage	20,880	3,201,530
Sovran Self Storage Inc.	19,870	1,287,377
		5,437,959

Shopping Centers — 10.8%

DDR Corp.	118,770	1,977,521
Excel Trust Inc.	24,350	311,924
Kimco Realty Corp.	118,180	2,532,597
Regency Centers Corp.	23,490	1,193,527
Retail Opportunity Investments Corp.	12,410	172,499
Tanger Factory Outlet Centers	84,360	2,822,686
		9,010,754

Specialty — 1.9%

CyrusOne Inc.	22,640	469,554
Digital Realty Trust Inc.	19,020	1,160,220
		1,629,774

Total Common Stock (REIT) (Cost $74,140,711)		82,784,931

Short-Term Investments — 0.5%
GE Institutional Money Market Fund — Investment Class 0.00% (Cost $369,267)		369,267	(b,c)

Total Investments (Cost $74,509,978)		83,154,198

Other Assets and Liabilities, net — 0.2%		195,649

NET ASSETS — 100.0%		$83,349,847

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Notes to Schedules of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

REIT	Real Estate Investment Trust

4

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Inception date	—		—		—		—		—		5/1/95
Net asset value, beginning of period	$13.27		$11.58		$10.68		$8.41		$6.46		$10.87
Income/(loss) from investment operations:
Net investment income	0.12		0.29		0.21		0.19	*	1.03		1.11
Net realized and unrealized gains/(losses) on investments	0.63		1.65		0.84		2.24		1.29		(5.05)
Total income/(loss) from investment operations	0.75		1.94		1.05		2.43		2.32		(3.94)
Less distributions from:
Net investment income	—		0.25		0.15		0.16		0.22		0.28
Return of capital	—		—		—		—		0.15		0.19
Total distributions	—		0.25		0.15		0.16		0.37		0.47
Net asset value, end of period	$14.02		$13.27		$11.58		$10.68		$8.41		$6.46
TOTAL RETURN(a)	5.65%		16.79%		9.85%		28.94%		35.77%		(36.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$83,350		$76,751		$75,012		$78,316		$70,574		$59,969
Ratios to average net assets:
Net investment income	1.82%	**	2.13%		1.73%		1.97%		4.75%		4.67%
Net Expenses	0.97%	(b)**	0.98%	(b)	1.04%	(b)	0.92%	(b)	1.04%	(b)	0.95%	(b)
Gross Expenses	0.98%	**	0.98%		1.04%		0.93%		1.04%		0.95%
Portfolio turnover rate	39%		49%		69%		113%		105%		121%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s advisory and administrative fee in an amount equal to the advisory and administrative fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	(Unaudited)
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $74,140,711)	$82,784,931
Short-term affiliated investments (at amortized cost)	369,267
Cash	8,877
Receivable for investments sold	949,533
Income receivable	241,300
Receivable for fund shares sold	18,603
Total assets	84,372,511

LIABILITIES
Payable for investments purchased	869,136
Payable for Fund shares redeemed	49,905
Payable to GEAM	23,978
Accrued other expenses	79,645
Total liabilities	1,022,664
NET ASSETS	$83,349,847

NET ASSETS CONSIST OF:
Capital paid in	72,916,180
Undistributed net investment income	746,609
Accumulated net realized gain	1,042,838
Net unrealized appreciation on investments	8,644,220
NET ASSETS	$83,349,847
Shares outstanding ($0.01 par value; unlimited shares authorized)	5,944,155
Net asset value per share	$14.02

The accompanying Notes are an integral part of these financial statements.

6

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$1,147,484
Interest from affiliated investments	202
Total income	1,147,686

Expenses:
Advisory and administration fees	348,858
Directors’ fees	1,526
Custody and accounting expenses	15,376
Professional fees	9,877
Other expenses	26,078
Total expenses before waivers	401,715
Less: Fees waived by the adviser	(638)
Net expenses	401,077
Net investment income	746,609

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on investments	6,109,172
Decrease in unrealized appreciation/depreciation on investments	(2,874,239)
Net realized and unrealized gain on Investments	3,234,933
Net increase in net assets resulting from operations	$3,981,542

The accompanying Notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets
	Six Months Ended June 30, 2013†	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$746,609	$1,672,840
Net realized gain on investments and futures	6,109,172	8,025,669
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(2,874,239)	2,372,291
Net Increase from operations	3,981,542	12,070,800
Distributions to shareholders from:
Net investment income
Class 1	—	(1,450,497)
Class 4*	—	—
Total Distributions	—	(1,450,497)
Increase in assets from operations and distributions	3,981,542	10,620,303
Share transactions:
Proceeds from sale of shares
Class 1	9,719,849	6,493,828
Class 4*	—	—
Value of distributions reinvested
Class 1	—	1,450,497
Class 4*	—	—
Cost of shares redeemed
Class 1	(7,102,395)	(16,824,285)
Class 4*	—	(12,374)
Net increase (decrease) from share transactions	2,617,454	(8,892,334)
Total increase (decrease) in net assets	6,598,996	1,727,969

NET ASSETS
Beginning of period	76,750,851	75,022,882
End of period	$83,349,847	$76,750,851
Undistributed net investment income, end of period	$746,609	$—

CHANGES IN FUND SHARES

Class 1
Shares sold	652,768	499,016
Issued for distributions reinvested	—	109,720
Shares redeemed	(493,247)	(1,300,403)
Net increase (decrease) in Fund Shares	159,521	(691,667)

Class 4*
Issued for distributions reinvested	—	—
Shares redeemed	—	(935)
Net decrease in Fund Shares	—	(935)

†	(Unaudited)
*	Share Class 4 was closed effective June 29, 2012

The accompanying Notes are an integral part of these financial statements.

8

Notes to Financial Statements	June 30, 2013 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund, and Real Estate Securities Fund (the “Fund”).

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as investment options for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company.

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Real Estate Investment Trusts Dividend income, attributable to real estate investment trusts (“REITs”), is recorded based on management’s estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end and may differ from the estimated amounts.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund; however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework

9

Notes to Financial Statements	June 30, 2013 (Unaudited)

requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These t wo types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps,

10

Notes to Financial Statements	June 30, 2013 (Unaudited)

cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$82,784,931	$—	$—	$82,784,931
Short-Term Investments	369,267	—	—	369,267

Total Investments in Securities	$83,154,198	$—	$—	$83,154,198

†	See Schedule of Investments for industry classifications

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i)33.33% of the Fund’s assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2013.

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

Average Daily Net Assets of Fund	Advisory and Administration Fees
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

6.	Sub-advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, Urdang Securities Management, Inc. (“Urdang”) is the Sub-Adviser to the Fund. Urdang is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

11

Notes to Financial Statements	June 30, 2013 (Unaudited)

For their services, GEAM pays Urdang monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

Effective July 1, 2013, Urdang Securities Management, Inc., the sub-adviser to the Fund, changed its name to CenterSquare Investment Management, Inc.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$34,742,303	$31,268,617
8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Funds’ net assets required under ASC 740. The Fund’s 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2013, information on the tax cost of investments was as follows:

	Gross Tax		Net Tax Appreciation
Cost of Investments For Tax Purposes	Appreciation	Depreciation
$75,546,217	$9,109,438	$(1,501,457)	$7,607,981

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

As of December 31, 2012, the Fund had capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires
$4,019,210	$—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2012, the Fund utilized $7,597,142 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2012.

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2012	$1,450,497	$—	$1,450,497
2011	970,457	—	970,457

12

Notes to Financial Statements	June 30, 2013 (Unaudited)

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS), investments organized as partnerships for tax purposes; and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain (Loss)	Paid in Capital
$(6,223)	$5,375	$—	$488

13

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Funds is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer — Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

14

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — Vice President and Secretary — 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

15

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified — 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

16

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

17

Additional Information	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

18

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Premier Growth Equity Fund

Semi-Annual Report

June 30, 2013

GE Investments Funds, Inc.

Premier Growth Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Premier Growth Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Premier Growth Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large-and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

as a % of Fair Value of $36,476 (in thousands) on June 30, 2013 (a)(b)

Top Ten Largest Holdings

as of June 30, 2013 as a % of Fair Value (a)(b)(c)

Express Scripts Holding Co.	4.40%
Qualcomm Inc.	4.36%
CME Group Inc.	4.25%
Gilead Sciences Inc.	4.15%
Dover Corp.	4.04%
Visa Inc.	4.02%
Apple Inc.	3.82%
Covidien PLC	3.80%
Schlumberger Ltd.	3.73%
eBay Inc.	3.71%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented do not include the Fund’s entire investment portfolio and may change at any time.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 – June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*

Actual Fund Return	1,000.00	1,112.90	4.56
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.48	4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% (for the period January 1, 2013 – June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Premier Growth Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value
Common Stock — 97.0%†

Air Freight & Logistics — 2.9%

United Parcel Service Inc.	12,238	$1,058,342

Application Software — 2.1%

Intuit Inc.	12,660	772,640

Asset Management & Custody Banks — 3.3%

State Street Corp.	18,286	1,192,430	(c)

Biotechnology — 5.5%

Amgen Inc.	5,064	499,614
Gilead Sciences Inc.	29,540	1,512,743	(a)
		2,012,357

Broadcasting — 2.7%

Discovery Communications Inc.	14,067	979,907	(a)

Cable & Satellite — 6.1%

Comcast Corp.	23,632	937,481
Liberty Global PLC	18,990	1,289,231	(a)
		2,226,712

Casinos & Gaming — 1.7%

Las Vegas Sands Corp.	11,957	632,884

Communications Equipment — 5.9%

Cisco Systems Inc.	22,507	547,145	(d)
Qualcomm Inc.	26,023	1,589,485
		2,136,630

Computer Hardware — 3.8%

Apple Inc.	3,517	1,393,014

Computer Storage & Peripherals — 2.6%

EMC Corp.	40,090	946,926

Data Processing & Outsourced Services — 5.9%

Paychex Inc.	18,989	693,478
Visa Inc.	8,018	1,465,290
		2,158,768

Fertilizers & Agricultural Chemicals — 3.3%

Monsanto Co.	11,956	1,181,253

Healthcare Equipment — 3.8%

Covidien PLC	22,085	1,387,821

	Number of Shares	Fair Value

Healthcare Services — 4.4%

Express Scripts Holding Co.	26,023	$1,605,359	(a)

Healthcare Supplies — 1.7%

DENTSPLY International Inc.	15,473	633,775

Home Improvement Retail — 3.7%

Lowe’s Companies Inc.	32,916	1,346,264

Industrial Machinery — 4.1%

Dover Corp.	18,990	1,474,764

Internet Retail — 1.5%

Amazon.com Inc.	1,969	546,771	(a)

Internet Software & Services — 8.0%

Baidu Inc. ADR	9,847	930,837	(a)
eBay Inc.	26,164	1,353,202	(a)
Google Inc.	703	618,900	(a)
		2,902,939

Investment Banking & Brokerage — 3.1%

The Charles Schwab Corp.	14,770	313,567
The Goldman Sachs Group Inc.	5,345	808,431
		1,121,998

Oil & Gas Equipment & Services — 3.7%

Schlumberger Ltd.	18,990	1,360,823

Oil & Gas Exploration & Production — 1.4%

Anadarko Petroleum Corp.	6,049	519,791

Soft Drinks — 3.5%

PepsiCo Inc.	15,614	1,277,069

Specialized Finance — 4.3%

CME Group Inc.	20,397	1,549,764

Specialized REITs — 2.1%

American Tower Corp.	10,550	771,944

Specialty Stores — 2.4%

Dick’s Sporting Goods Inc.	17,583	880,205

Systems Software — 3.5%

Microsoft Corp.	21,803	752,857	(d)
Oracle Corp.	16,880	518,554
		1,271,411

Total Common Stock (Cost $24,650,214)		35,342,561

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Premier Growth Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments — 3.1%
GE Institutional Money Market Fund — Investment Class 0.00% (Cost $1,133,700)		$1,133,700	(b,e)

Total Investments (Cost $25,783,914)		36,476,261

Liabilities in Excess of Other Assets, net — (0.1)%		(23,048)

NET ASSETS — 100.0%		$36,453,213

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2013	1	$79,965	$(1,725)

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.
(d)	At June 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

5

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Inception date	—		—		—		—		—		12/12/97
Net asset value, beginning of period	$85.99		$71.78		$71.60		$64.30		$46.49		$78.95
Income/(loss) from investment operations:
Net investment income (loss)	0.17		0.78		0.15		0.14	*	0.20		0.30
Net realized and unrealized gains/(losses) on investments	9.54		14.20		0.19		7.32		17.81		(29.32)
Total income/(loss) from investment operations	9.71		14.98		0.34		7.46		18.01		(29.02)
Less distributions from:
Net investment income	—		0.77		0.16		0.16		0.20		0.26
Return of Capital	—		—		—		—		—		0.01
Net realized gains	—		—		—		—		—		3.17
Total distributions	—		0.77		0.16		0.16		0.20		3.44
Net asset value, end of period	$95.70		$85.99		$71.78		$71.60		$64.30		$46.49
TOTAL RETURN(a)	11.29%		20.88%		0.47%		11.61%		38.74%		(36.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$36,453		$35,397		$37,871		$45,280		$48,620		$43,308
Ratios to average net assets:
Net investment income (loss)	0.34%	**	0.84%		0.19%		0.22%		0.33%		0.36%
Net expenses	0.87%	(b)**	0.85%	(b)	0.91%	(b)	0.76%	(b)	0.90%	(b)	0.76%	(b)
Gross expenses	0.87%	**	0.85%		0.92%		0.76%		0.90%		0.76%
Portfolio turnover rate	9%		17%		21%		19%		18%		23%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s advisory and administrative fee in an amount equal to the advisory and administrative fee earned by GEAM with respect to the Fund’s investment in an affiliated Money Market Fund managed by GEAM.
†	(Unaudited)
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $24,650,214)	$35,342,561
Short-term affiliated investments (at amortized cost)	1,133,700
Receivable for investments sold	50,821
Income receivable	18,519
Other assets	425
Total assets	36,546,026

LIABILITIES
Payable for Fund shares redeemed	32,978
Payable to GEAM	19,633
Accrued other expenses	39,837
Variation margin payable	365
Total liabilities	92,813
NET ASSETS	$36,453,213

NET ASSETS CONSIST OF:
Capital paid in	$25,519,521
Undistributed net investment income	64,225
Accumulated net realized gain	178,845
Net unrealized appreciation (depreciation) on:
Investments	10,692,347
Futures	(1,725)
NET ASSETS	$36,453,213
Shares outstanding ($0.01 par value; unlimited shares authorized)	380,904
Net asset value per share	$95.70

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$220,047
Interest	2,228
Interest from affiliated investments	267
Total income	222,542

Expenses
Advisory and administration fees	120,008
Directors’ fees	806
Custody and accounting expenses	18,835
Professional fees	9,277
Other expenses	11,451
Total expenses before waivers	160,377
Less: Fees waived by the adviser	(893)
Net expenses	159,484
Net investment income	63,058

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	1,434,155
Futures	137,755
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	2,318,000
Futures	(6,429)
Net realized and unrealized gain on Investments	3,883,481
Net increase in net assets resulting from operations	$3,946,539

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets
	Six Months Ended June 30, 2013†	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$63,058	$319,837
Net realized gain on investments and futures	1,571,910	4,056,929
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,311,571	3,029,803
Net increase from operations	3,946,539	7,406,569
Distributions to shareholders from:
Net investment income	—	(318,846)
Total Distributions	—	(318,846)
Increase in assets from operations and distributions	3,946,539	7,087,723
Share transactions:
Proceeds from sale of shares	969,699	1,548,094
Value of distributions reinvested	—	318,846
Cost of shares redeemed	(3,860,491)	(11,428,189)
Net decrease from share transactions	(2,890,792)	(9,561,249)
Total increase (decrease) in net assets	1,055,747	(2,473,526)

NET ASSETS
Beginning of period	35,397,466	37,870,992
End of period	$36,453,213	$35,397,466
Undistributed net investment income, end of period	$64,225	$1,167

CHANGES IN FUND SHARES
Shares sold	10,569	18,711
Issued for distributions reinvested	—	3,738
Shares redeemed	(41,320)	(138,422)
Net decrease in Fund Shares	(30,751)	(115,973)

†	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2013 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the “Fund”), Core Value Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent Events Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign

10

Notes to Financial Statements	June 30, 2013 (Unaudited)

corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be

11

Notes to Financial Statements	June 30, 2013 (Unaudited)

established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$35,342,561	$—	$—	$35,342,561
Short-Term Investments	1,133,700	—	—	1,133,700

Total Investments in Securities	$36,476,261	$—	$—	$36,476,261

Other Financial Instruments*
Futures Contracts — Unrealized Depreciation	$(1,725)	$—	$—	$(1,725)

†	See Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between the fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

12

Notes to Financial Statements	June 30, 2013 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2012.

The Fund invested in financial instrument and derivatives during the reporting period that are either offset in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to offset exists, is presented in the summary below.

	Asset Derivatives June 30, 2013			Liability Derivatives June 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Interest rate contracts	Assets, variation margin receivable	—		Liabilities, variation margin payable	365
Interest rate contracts	Unrealized gain, net assets	—	*	Unrealized loss, net assets	1,725*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Fair value of the collateral held with the counter party was $43,803 for the period ending June 30, 2013.

Shown below are the effects of derivative instruments on each Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	3,011,604/ (3,903,684)	137,755	(6,429)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of the Fund’s total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2013.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

13

Notes to Financial Statements	June 30, 2013 (Unaudited)

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$ 3,145,529	$4,837,306
8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2013, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation
	Appreciation	Depreciation
$26,894,733	$10,732,161	$(1,150,633)	$9,581,528

As of December 31, 2012, the Fund had capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$277,048	$—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2012 the Fund utilized $3,351,777 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2012 as follows:

Capital	Ordinary
$494	$—

14

Notes to Financial Statements	June 30, 2013 (Unaudited)

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2012	$318,846	$—	$318,846
2011	82,406	—	82,406

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain (Loss)	Paid in Capital
$651	$(826)	$—	$175

15

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Fund is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer — Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

16

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — Vice President and Secretary — 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

17

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified — 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

18

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

19

Additional Information	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

20

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Core Value Equity Fund

Semi–Annual Report

June 30, 2013

GE Investments Funds, Inc.

Core Value Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Core Value Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Core Value Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

as a % of Fair Value of $16,594 (in thousands) on June 30, 2013 (a)(b)

Top Ten Largest Holdings

as of June 30, 2013 as a % of Fair Value (a)(b)(c)

Microsoft Corp.	3.21%
Johnson & Johnson	2.97%
Pfizer Inc.	2.86%
Wells Fargo & Co.	2.84%
Cisco Systems Inc.	2.58%
Chevron Corp.	2.42%
Qualcomm Inc.	2.24%
UnitedHealth Group Inc.	2.23%
American International Group Inc.	2.14%
PepsiCo Inc.	2.00%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in GE Institutional Money Market Fund Investment Class.
(c)	The figures presented do not include the Fund’s entire investment portfolio and may change at any time.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Core Value Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during period” to estimate the expenses paid during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 – June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,159.30	5.46
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,019.74	5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% (for the period January 1, 2013 – June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Core Value Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Core Value Equity Fund

	Number of Shares	Fair Value

Common Stock — 95.8% †

Advertising — 2.3%

Omnicom Group Inc.	4,293	$269,901
The Interpublic Group of Companies Inc.	7,230	105,196
		375,097

Aerospace & Defense — 3.1%

Honeywell International Inc.	3,751	297,605
The Boeing Co.	2,101	215,226
		512,831

Agricultural Products — 1.2%

Archer-Daniels-Midland Co.	5,987	203,019

Asset Management & Custody Banks — 2.8%

Ameriprise Financial Inc.	3,231	261,323
Invesco Ltd.	6,461	205,460
		466,783

Auto Parts & Equipment — 1.1%

TRW Automotive Holdings Corp.	2,824	187,626	(a)

Automobile Manufacturers — 1.4%

Ford Motor Co.	15,364	237,681

Automotive Retail — 1.1%

AutoZone Inc.	431	182,611	(a)

Biotechnology — 1.4%

Amgen Inc.	2,372	234,022

Broadcasting — 0.7%

CBS Corp.	2,259	110,397

Cable & Satellite — 1.8%

Comcast Corp.	6,914	289,559

Commodity Chemicals — 1.5%

LyondellBasell Industries N.V.	3,660	242,512

Communications Equipment — 4.8%

Cisco Systems Inc.	17,623	428,415
Qualcomm Inc.	6,077	371,183
		799,598

Computer Hardware — 1.8%

Apple Inc.	768	304,189

	Number of Shares	Fair Value

Computer Storage & Peripherals — 1.8%

EMC Corp.	12,427	$293,526

Construction & Farm Machinery — 2.2%

Cummins Inc.	1,017	110,303
Deere & Co.	3,163	256,994
		367,297

Consumer Finance — 1.4%

American Express Co.	3,163	236,466

Department Stores — 0.9%

Macy’s Inc.	3,163	151,824

Diversified Chemicals — 0.5%

PPG Industries Inc.	543	79,501

Diversified Financial Services — 6.4%

Citigroup Inc.	5,694	273,141
JPMorgan Chase & Co.	5,762	304,176
Wells Fargo & Co.	11,433	471,840
		1,049,157

Drug Retail — 1.2%

CVS Caremark Corp.	3,570	204,133

Electric Utilities — 1.0%

NextEra Energy Inc.	2,033	165,649

Electrical Components & Equipment — 0.7%

Eaton Corp PLC	1,808	118,985

General Merchandise Stores — 0.9%

Dollar General Corp.	678	34,191	(a)
Target Corp.	1,627	112,035
		146,226

Healthcare Distributors — 1.2%

Cardinal Health Inc.	4,180	197,296

Healthcare Equipment — 1.9%

Covidien PLC	2,395	150,502
Medtronic Inc.	2,418	124,454
Stryker Corp.	542	35,057
		310,013

Healthcare Services — 0.3%

Express Scripts Holding Co.	904	55,768	(a)

Home Improvement Retail — 0.6%

Lowe’s Companies Inc.	2,598	106,258

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Core Value Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Independent Power Producers & Energy Traders — 1.8%

AES Corp.	5,648	$67,719
Calpine Corp.	6,597	140,054	(a)
NRG Energy Inc.	3,050	81,435
		289,208

Industrial Machinery — 0.3%

Dover Corp.	543	42,169

Integrated Oil & Gas — 6.5%

Chevron Corp.	3,389	401,054
Exxon Mobil Corp.	1,943	175,550	(c)
Hess Corp.	2,486	165,294
Occidental Petroleum Corp.	3,616	322,656
		1,064,554

Integrated Telecommunication Services — 0.3%

AT&T Inc.	1,356	48,003

Internet Software & Services — 1.7%

Google Inc.	325	286,120	(a)

IT Consulting & Other Services — 0.8%

International Business Machines Corp.	723	138,172

Life & Health Insurance — 0.9%

Prudential Financial Inc.	2,033	148,470

Life Sciences Tools & Services — 0.6%

PerkinElmer Inc.	3,254	105,755

Managed Healthcare — 2.2%

UnitedHealth Group Inc.	5,648	369,831

Movies & Entertainment — 1.7%

Time Warner Inc.	4,745	274,356

Multi-Line Insurance — 2.2%

American International Group Inc.	7,952	355,454	(a)

Oil & Gas Equipment & Services — 3.5%

Halliburton Co.	7,117	296,921
Schlumberger Ltd.	3,841	275,246
		572,167

Oil & Gas Exploration & Production — 3.7%

Anadarko Petroleum Corp.	3,457	297,060
Marathon Oil Corp.	9,038	312,534
		609,594

Packaged Foods & Meats — 1.0%

Mondelez International Inc.	5,648	161,137

	Number of Shares	Fair Value

Pharmaceuticals — 8.0%

Actavis Inc.	452	$57,051	(a)
GlaxoSmithKline PLC ADR	1,808	90,346
Johnson & Johnson	5,739	492,751
Merck & Company Inc.	4,430	205,775
Pfizer Inc.	16,946	474,658
		1,320,581

Property & Casualty Insurance — 1.7%

ACE Ltd.	3,140	280,967

Railroads — 1.5%

CSX Corp.	10,845	251,496

Regional Banks — 1.7%

Regions Financial Corp.	29,598	282,069

Research & Consulting Services — 0.6%

Nielsen Holdings N.V.	3,074	103,256

Retail REITs — 0.2%

Energizer Holdings Inc.	291	29,248

Semiconductor Equipment — 0.4%

Applied Materials Inc.	4,746	70,763

Semiconductors — 0.8%

Analog Devices Inc.	2,802	126,258

Soft Drinks — 3.4%

Coca-Cola Enterprises Inc.	6,326	222,422
PepsiCo Inc.	4,067	332,640
		555,062

Systems Software — 4.3%

Microsoft Corp.	15,409	532,073	(c)
Oracle Corp.	5,535	170,035
		702,108

Total Common Stock (Cost $12,795,387)		15,814,822

Exchange Traded Funds — 1.5%
Financial Select Sector SPDR Fund	2,632	51,298	(e)
Industrial Select Sector SPDR Fund	4,710	200,504	(c,e)

Total Exchange Traded Funds (Cost $192,802)		251,802

Total Investments in Securities (Cost $12,988,189)		16,066,624

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Core Value Equity Fund

Schedule of Investments	June 30, 2013 (Unaudited)

	Number of Shares	Fair Value

Short-Term Investments — 3.2%
GE Institutional Money Market Fund —Investment Class 0.00% (Cost $527,147)		527,147	(b,d)

Total Investments (Cost $13,515,336)		16,593,771

Liabilities in Excess of Other Assets, net — (0.5)%		(77,626)

NET ASSETS — 100.0%		$16,516,145

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2013	4	$319,860	$(6,901)

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	At June 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(d)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.
(e)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

SPDR	Standard & Poors Depository Receipts

6

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Inception date	—		—		—		—		—		4/28/00
Net asset value, beginning of period	$9.67		$8.63		$8.85		$8.04		$6.48		$10.16
Income/(loss) from investment operations:
Net investment income	0.05		0.12		0.08		0.11	*	0.08		0.11
Net realized and unrealized gains/(losses) on investments	1.49		1.04		(0.22)		0.82		1.57		(3.46)
Total income/(loss) from investment operations	1.54		1.16		(0.14)		0.93		1.65		(3.35)
Less distributions from:
Net investment income	—		0.12		0.08		0.12		0.09		0.12
Net realized gains	—		—		—		—		—		0.21
Total distributions	—		0.12		0.08		0.12		0.09		0.33
Net asset value, end of period	$11.21		$9.67		$8.63		$8.85		$8.04		$6.48
TOTAL RETURN(a)	15.93%		13.41%		(1.60)%		11.57%		25.40%		(32.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,516		$15,523		$16,251		$19,756		$21,847		$20,361
Ratios to average net assets:
Net investment income	0.94%	**	1.14%		0.80%		1.32%		1.16%		1.18%
Net expenses	1.02%	(b)**	1.08%	(b)	1.28%	(b)	0.97%	(b)	1.24%	(b)	0.95%	(b)
Gross expenses	1.02%	**	1.08%		1.28%		0.97%		1.24%		0.95%
Portfolio turnover rate	23%		62%		49%		45%		61%		68%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s advisory and administrative fee in an amount equal to the advisory and administrative fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	Unaudited
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $12,988,189)	$16,066,624
Short-term affiliated investments (at amortized cost)	527,147
Receivable for investments sold	75,200
Income receivable	14,589
Other assets	349
Total assets	16,683,909

LIABILITIES
Payable for investments purchased	121,524
Payable for Fund shares redeemed	1,381
Payable to GEAM	8,878
Accrued other expenses	34,521
Variation margin payable	1,460
Total liabilities	167,764
NET ASSETS	$16,516,145

NET ASSETS CONSIST OF:
Capital paid in	$13,026,686
Undistributed net investment income	77,041
Accumulated net realized gain	340,884
Net unrealized appreciation (depreciation) on:
Investments	3,078,435
Futures	(6,901)
NET ASSETS	$16,516,145

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,473,100
Net asset value per share	$11.21

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$160,820
Interest	1,148
Interest from affiliated investments	87
Less: Foreign taxes withheld	(1,407)
Total income	160,648

Expenses
Advisory and administration fees	53,531
Directors’ fees	338
Custody and accounting expenses	12,067
Professional fees	8,887
Other expenses	9,137
Total expenses before waivers	83,960
Less: Fees waived by the adviser	(303)
Net expenses	83,657
Net investment income	76,991

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain on:
Investments	936,871
Futures	45,060

Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	1,363,709
Futures	(7,685)
Net realized and unrealized gain on Investments	2,337,955
Net increase in net assets resulting from operations	$2,414,946

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets
	Six Months Ended June 30, 2013†	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$76,991	$184,977
Net realized gain on investments and futures	981,931	1,217,645
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,356,024	671,266
Net increase (decrease) from operations	2,414,946	2,073,888
Distributions to shareholders from:
Net investment income
Class 1	—	(185,461)
Total distributions	—	(185,461)
Increase (decrease) in assets from operations and distributions	2,414,946	1,888,427
Share transactions:
Proceeds from sale of shares
Class 1	232,799	361,601
Value of distributions reinvested
Class 1	—	185,461
Cost of shares redeemed
Class 1	(1,654,385)	(3,163,471)
Class 4 *	—	(10,053)
Net (decrease) from share transactions	(1,421,586)	(2,626,462)
Total increase (decrease) in net assets	993,360	(738,035)

NET ASSETS
Beginning of period	15,522,785	16,260,820
End of period	$16,516,145	$15,522,785
Undistributed net investment income, end of period	$77,041	$50

CHANGES IN FUND SHARES

Class 1
Shares sold	22,120	38,255
Issued for distributions reinvested	—	19,279
Shares redeemed	(153,773)	(336,258)
Net decrease in Fund Shares	(131,653)	(278,724)

Class 4 *
Shares redeemed	—	(1,089)
Net decrease in Fund Shares	—	(1,089)

†	Unaudited
*	Share Class 4 was closed effective June 29, 2012

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2013 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund (the “Fund”), Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk, in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, gaining market exposure for accumulating and residual cash positions, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of

11

Notes to Financial Statements	June 30, 2013 (Unaudited)

applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities

12

Notes to Financial Statements	June 30, 2013 (Unaudited)

are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$15,814,822	$—	$—	$15,814,822
Exchange Traded Funds	251,802	—	—	251,802
Short-Term Investments	527,147	—	—	527,147

Total Investments in Securities	$16,593,771	$—	$—	$16,593,771

Other Financial Instruments *
Futures Contracts — Unrealized Depreciation	$(6,901)	$—	$—	$(6,901)

†	See Schedule of Investments for industry classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between the fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

13

Notes to Financial Statements	June 30, 2013 (Unaudited)

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2013.

The Fund invested in financial instrument and derivatives during the reporting period that are either offset in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to offset exists, is presented in the summary below.

	Asset Derivatives June 30, 2013			Liability Derivatives June 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Interest rate contracts	Assets, variation margin receivable	—		Liabilities, variation margin payable	1,460
Interest rate contracts	Unrealized gain, net assets	—	*	Unrealized loss, net assets	6,901	*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Fair value of the collateral held with the counter party was $41,561 for the period ending June 30, 2013.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	2,645,473/ (2,505,141)	45,060	(7,685)
5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20%

of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2013.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

14

Notes to Financial Statements	June 30, 2013 (Unaudited)

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$3,731,001	$5,311,446
8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2009, 2010, 2011, and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2013, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax
	Appreciation	Depreciation	Net Tax Appreciation
$13,629,865	$3,100,272	$(136,366)	$2,963,906

As of December 31, 2012, the Fund had capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Amount
Short-Term	Long-Term	Expires
$525,733	$—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2012, the Fund utilized $1,058,665 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2012.

15

Notes to Financial Statements	June 30, 2013 (Unaudited)

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2012	$185,461	$—	$185,461
2011	146,163	—	146,163

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, and losses deferred due to

wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain (Loss)	Paid in Capital
$2,026	$(2,560)	$—	$534

16

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Fund is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer — Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

17

Additional Information	(Unaudited)

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — Vice President and Secretary — 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

18

Additional Information	(Unaudited)

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified — 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

19

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

20

Additional Information	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

21

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Income Fund

Semi–Annual Report

June 30, 2013

GE Investments Funds, Inc.

Income Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Income Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Income Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Sector Allocation

as a % of Fair Value of $37,966 (in thousands) on June 30, 2013(a)(b)

Quality Ratings

as of June 30, 2013 as a % of Fair Value (a)(b)

Moody’s / S&P Rating *	Percentage of Fair Value
Aaa / AAA	3.20%
Aa / AA	47.15%
A / A	10.35%
Baa / BBB	23.29%
Ba / BB and lower	12.01%
NR / Other	4.00%
100.00%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair value basis is inclusive of the short-term investment in the GE Institutional Money Market Fund.

*	Moody’s Investors Services Inc and Standard & Poor’s are nationally recognized statistical rating organizations.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2013.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses Paid During Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2013 – June 30, 2013

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*

Actual Fund Return	1,000.00	974.40	3.72
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,021.03	3.81

*  Expenses are equal to the Fund’s annualized expense ratio of 0.76% (for the period January 1, 2013 – June 30, 2013), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

Income Fund

		Principal Amount	Fair Value

Bonds and Notes — 99.5%†

U.S. Treasuries — 11.7%

U.S. Treasury Bonds
2.88%	05/15/43	$1,252,500	$1,108,463
3.13%	02/15/43	1,234,200	1,152,049	(f)
4.50%	02/15/36	1,463,300	1,742,470
U.S. Treasury Notes
0.34%	05/31/15	22,400	22,361	(c)
1.34%	04/30/18	28,500	27,543	(c)
1.36%	05/31/18	91,800	90,222	(c)
2.00%	02/15/23	163,000	156,875
			4,299,983

Agency Mortgage Backed — 31.5%

Federal Home Loan Mortgage Corp.
2.38%	01/13/22	282,000	274,041
4.50%	06/01/33 - 02/01/35	14,387	15,187	(f)
5.00%	07/01/35 - 06/01/41	338,724	374,771	(f)
5.50%	05/01/20 - 01/01/38	151,892	165,539	(f)
6.00%	04/01/17 - 11/01/37	363,500	403,162	(f)
6.50%	02/01/29	185	213	(f)
7.00%	10/01/16 - 08/01/36	55,247	63,485	(f)
7.50%	01/01/30 - 09/01/33	5,675	6,399	(f)
8.00%	11/01/30	13,819	15,955	(f)
8.25%	06/01/26	60,000	84,469	(f,h)
8.50%	04/01/30	9,739	11,933	(f)
Federal National Mortgage Assoc.
2.35%	04/01/37	1,121	1,170	(g)
3.00%	01/01/43 - 06/01/43	1,876,813	1,836,371
3.50%	11/01/42 - 06/01/43	1,164,823	1,185,301
4.00%	05/01/19 - 03/01/41	471,204	492,055	(f)
4.50%	05/01/18 - 04/01/41	1,516,832	1,607,524	(f)
5.00%	03/01/34 - 06/01/41	512,937	568,175	(f)
5.50%	12/01/13 - 01/01/39	713,117	780,357	(f)
6.00%	06/01/14 - 07/01/35	737,850	822,457	(f)
6.50%	07/01/17 - 08/01/34	101,365	112,595	(f)
7.00%	03/01/15 - 02/01/34	42,950	48,291	(f)
7.50%	09/01/13 - 03/01/34	45,109	50,145	(f)
8.00%	07/01/15 - 01/01/33	23,197	26,772	(f)
9.00%	12/01/17 - 12/01/22	4,687	5,234	(f)
5.00%	TBA	240,000	258,281	(b)
6.00%	TBA	100,000	108,750	(b)
Government National Mortgage Assoc.
1.63%	02/20/23 - 2/20/26	9,059	9,439	(f,g)
4.00%	01/20/41	345,307	364,430
4.50%	08/15/33 - 03/20/41	364,615	391,885	(f)
6.00%	04/15/27 - 09/15/36	203,428	229,379	(f)
6.50%	04/15/19 - 08/15/36	103,362	115,986	(f)
7.00%	01/15/28 - 10/15/36	66,048	76,812	(f)
7.50%	11/15/31	503	505	(f)
8.00%	12/15/29	2,469	2,741	(f)
8.50%	10/15/17	5,081	5,403	(f)
9.00%	11/15/16 - 12/15/21	15,235	16,526	(f)

		Principal Amount	Fair Value

3.00%	TBA	$160,000	$158,175	(b)
3.50%	TBA	505,000	518,108	(b)
4.00%	TBA	95,000	99,572	(b)
5.00%	TBA	265,000	285,786	(b)
			11,593,379

Agency Collateralized Mortgage Obligations — 1.6%

Federal Home Loan Mortgage Corp.
0.08%	09/25/43	900,188	8,245	(e,f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 10/15/42	606,112	78,092	(e,k)
4.50%	02/15/18 - 03/15/18	52,553	2,311	(e,f,k)
5.00%	05/15/18 - 10/15/18	42,393	1,802	(e,f,k)
5.50%	06/15/33	74,478	11,221	(e,f,k)
6.41%	08/15/25	117,209	14,653	(e,g)
7.50%	07/15/27	5,036	1,009	(e,f,k)
Federal Home Loan Mortgage Corp. STRIPS
2.80%	08/01/27	672	603	(c,d,f)
8.00%	02/01/23 - 07/01/24	2,379	415	(e,f,k)
Federal National Mortgage Assoc. REMIC
0.61%	12/25/22	148	146	(c,d,f)
1.23%	12/25/42	51,655	1,759	(e,f,g)
3.50%	08/25/42	362,159	51,796	(e,k)
4.00%	03/25/43	269,367	36,896	(e,k)
5.00%	08/25/17 - 09/25/40	213,320	20,160	(e,f,k)
5.81%	07/25/38	49,585	6,041	(e,g)
5.86%	11/25/40	428,150	82,477	(e,g)
7.00%	09/25/20	362	396	(f)
7.31%	05/25/18	142,759	14,500	(e,f,g)
8.00%	05/25/22	3	73	(e,f,k)
Federal National Mortgage Assoc. STRIPS
1.83%	12/01/34	71,790	66,812	(c,d,f)
4.50%	08/01/35 - 01/01/36	90,962	11,399	(e,f,k)
5.00%	03/25/38 - 05/25/38	55,428	6,319	(e,f,k)
5.50%	12/01/33	18,735	2,808	(e,f,k)
6.00%	01/01/35	31,854	5,313	(e,f,k)
7.50%	11/01/23	14,098	2,431	(e,f,k)
8.00%	08/01/23 - 07/01/24	4,802	886	(e,f,k)
8.50%	07/25/22	201	32	(e,f,k)
9.00%	05/25/22	141	18	(e,f,k)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	308,825	31,275	(e,k)
5.00%	12/20/35 - 09/20/38	279,403	24,763	(e,k)
5.96%	05/20/40	129,356	21,415	(e,g)
5.98%	05/20/40	230,915	38,384	(e,g)
6.41%	12/20/39	209,667	33,562	(e,g)
			578,012

Asset Backed — 0.3%

Bear Stearns Asset Backed Securities Trust
3.26%	02/25/36	107,054	105,837	(c,f,g)
Ford Credit Auto Lease Trust
1.28%	06/15/16	20,000	19,736
			125,573

Corporate Notes — 44.2%
AAR Corp.
7.25%	01/15/22	44,000	47,190	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

3

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

ABB Finance USA Inc.
1.63%	05/08/17	$41,000	$40,730
AbbVie Inc.
1.20%	11/06/15	67,000	67,074	(a)
1.75%	11/06/17	45,000	44,087	(a)
2.00%	11/06/18	54,000	52,360	(a)
2.90%	11/06/22	28,000	26,184	(a)
AES Corp.
8.00%	10/15/17	6,000	6,750
AES Panama S.A.
6.35%	12/21/16	50,000	54,000	(a,f)
Agilent Technologies Inc.
5.50%	09/14/15	32,000	34,914	(f)
Agrium Inc.
3.50%	06/01/23	46,000	44,248
4.90%	06/01/43	69,000	65,204
Alliance One International Inc.
10.00%	07/15/16	95,000	97,137
Altria Group Inc.
2.95%	05/02/23	23,000	21,304
4.50%	05/02/43	23,000	20,454
Amazon.com Inc.
1.20%	11/29/17	44,000	42,554
2.50%	11/29/22	44,000	39,941
America Movil SAB de C.V.
2.38%	09/08/16	200,000	202,642
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	33,536
7.75%	11/15/19	9,000	9,900
American Express Co.
1.55%	05/22/18	69,000	66,987
American International Group Inc.
4.88%	06/01/22	54,000	57,560
American Tower Corp. (REIT)
3.50%	01/31/23	23,000	21,061
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	70,753	(a )
Amgen Inc.
5.38%	05/15/43	34,000	35,165
5.65%	06/15/42	31,000	33,073
Amsted Industries Inc.
8.13%	03/15/18	44,000	46,420	(a,f)
Anadarko Petroleum Corp.
6.20%	03/15/40	51,000	57,221
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	68,000	63,799
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	49,000	45,746
5.38%	11/15/14	29,000	30,782	( f)
Archer-Daniels-Midland Co.
4.02%	04/16/43	35,000	30,638
Arizona Public Service Co.
6.25%	08/01/16	122,000	139,984	(f)
Ascension Health Inc.
4.85%	11/15/53	36,000	36,000
Ashland Inc.
3.00%	03/15/16	46,000	46,230	(a)
3.88%	04/15/18	44,000	43,560	(a)

		Principal Amount	Fair Value

AT&T Inc.
0.84%	02/13/15	$47,000	$47,025	(c,f)
2.95%	05/15/16	48,000	50,160	(f)
4.35%	06/15/45	98,000	85,263
Atlas Pipeline Finance Corp.
4.75%	11/15/21	18,000	16,200	(a)
Autodesk Inc.
1.95%	12/15/17	40,000	39,025
Ball Corp.
4.00%	11/15/23	44,000	40,700
Banco del Estado de Chile
2.00%	11/09/17	150,000	142,962
Bank of America Corp.
2.00%	01/11/18	56,000	54,242
3.30%	01/11/23	80,000	75,612
3.88%	03/22/17	47,000	49,225
Barrick Gold Corp.
2.50%	05/01/18	47,000	42,177	(a)
4.10%	05/01/23	46,000	38,431	(a)
Baxter International Inc.
1.85%	06/15/18	37,000	36,700
3.20%	06/15/23	13,000	12,751
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	27,000	26,122
Berkshire Hathaway Inc.
1.55%	02/09/18	49,000	48,008
4.50%	02/11/43	49,000	46,561
Bombardier Inc.
4.25%	01/15/16	19,000	19,427	(a)
5.75%	03/15/22	5,000	4,962	(a)
7.75%	03/15/20	52,000	57,720	(a,f)
BP Capital Markets PLC
1.38%	05/10/18	69,000	66,509
2.25%	11/01/16	23,000	23,553	(f)
2.50%	11/06/22	99,000	90,215
2.75%	05/10/23	46,000	42,533
Brocade Communications Systems Inc.
4.63%	01/15/23	44,000	41,360	(a)
Caixa Economica Federal
2.38%	11/06/17	150,000	138,375
Calpine Corp.
7.25%	10/15/17	14,000	14,595	(a,f)
Cardinal Health Inc.
3.20%	03/15/23	33,000	30,796
Cargill Inc.
6.00%	11/27/17	63,000	73,323	(a,f)
Carnival Corp.
1.20%	02/05/16	49,000	48,647
Case New Holland Inc.
7.88%	12/01/17	31,000	35,107	(f)
Caterpillar Financial Services Corp.
1.25%	11/06/17	31,000	30,211
Caterpillar Inc.
1.50%	06/26/17	60,000	59,397
Catholic Health Initiatives
2.95%	11/01/22	25,000	23,364
4.35%	11/01/42	16,000	14,571
CCO Holdings LLC
8.13%	04/30/20	60,000	65,550	(f)

See Notes to Schedules of Investments and Notes to Financial Statements.

4

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

Cedar Fair LP
5.25%	03/15/21	$19,000	$18,240	(a)
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	73,593	(a,f)
Cequel Capital Corp.
5.13%	12/15/21	44,000	41,360	(a)
CF Industries Inc.
4.95%	06/01/43	28,000	26,588
Chesapeake Energy Corp.
3.25%	03/15/16	45,000	44,775
Cigna Corp.
2.75%	11/15/16	47,000	48,773	(f)
4.00%	02/15/22	64,000	65,704
5.38%	02/15/42	24,000	25,587	(f)
Cincinnati Bell Inc.
8.25%	10/15/17	72,000	75,060
Citigroup Inc.
1.25%	01/15/16	47,000	46,438
1.75%	05/01/18	47,000	44,944
3.50%	05/15/23	56,000	50,295
5.00%	09/15/14	84,000	87,295	(f)
CityCenter Holdings LLC
7.63%	01/15/16	95,000	100,225	(f)
Cliffs Natural Resources Inc.
4.88%	04/01/21	45,000	40,784
CNA Financial Corp.
5.88%	08/15/20	38,000	43,006	(f)
CNH Capital LLC
3.88%	11/01/15	28,000	28,140
Cogeco Cable Inc.
4.88%	05/01/20	45,000	43,762	(a)
Comcast Corp.
4.25%	01/15/33	23,000	22,007
4.50%	01/15/43	30,000	28,646
ConAgra Foods Inc.
1.90%	01/25/18	48,000	47,188
Concho Resources Inc.
5.50%	04/01/23	26,000	25,610
Constellation Brands Inc.
3.75%	05/01/21	18,000	16,852
7.25%	09/01/16	45,000	51,131
Corp Andina de Fomento
4.38%	06/15/22	46,000	46,841
Corp Lindley S.A.
4.63%	04/12/23	7,000	6,790	(a)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	29,000	24,038	(a)
5.63%	09/21/35	14,000	14,263	(a,f)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	68,000	62,762	(a)
COX Communications Inc.
2.95%	06/30/23	59,000	53,667	(a)
3.25%	12/15/22	16,000	15,053	(a)
4.70%	12/15/42	11,000	9,757	(a)
Crown Castle Towers LLC
6.11%	01/15/20	66,000	75,733	(a,f)
CST Brands Inc.
5.00%	05/01/23	45,000	43,875	(a)

		Principal Amount	Fair Value

DaVita Healthcare Partners Inc.
5.75%	08/15/22	$17,000	$16,957
6.38%	11/01/18	51,000	53,231	(f)
DCP Midstream Operating LP
2.50%	12/01/17	33,000	32,574
3.88%	03/15/23	72,000	67,528
DDR Corp. (REIT)
4.63%	07/15/22	59,000	59,625
Delphi Corp.
5.00%	02/15/23	19,000	19,522
Denbury Resources Inc.
6.38%	08/15/21	45,000	47,250	(f)
8.25%	02/15/20	40,000	43,200	(f)
DENTSPLY International Inc.
2.75%	08/15/16	22,000	22,587
4.13%	08/15/21	53,000	53,808	(f)
Diageo Capital PLC
1.13%	04/29/18	47,000	45,155
1.50%	05/11/17	72,000	71,351
2.63%	04/29/23	38,000	35,351
Diageo Investment Corp.
2.88%	05/11/22	76,000	73,375
DigitalGlobe Inc.
5.25%	02/01/21	47,000	45,120	(a)
DIRECTV Financing company Inc.
3.80%	03/15/22	58,000	55,714
DIRECTV Holdings LLC
5.15%	03/15/42	34,000	30,331
Discovery Communications LLC
3.25%	04/01/23	24,000	22,506
4.88%	04/01/43	12,000	11,093
4.95%	05/15/42	14,000	13,108
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,798	(f)
DPL Inc.
7.25%	10/15/21	55,000	56,925
DR Horton Inc.
4.38%	09/15/22	8,000	7,600
Duke Energy Corp.
1.63%	08/15/17	47,000	46,137
3.05%	08/15/22	68,000	64,715
Eagle Spinco Inc.
4.63%	02/15/21	18,000	17,280	(a)
Eastman Chemical Co.
2.40%	06/01/17	80,000	80,140
eBay Inc.
1.35%	07/15/17	34,000	33,417
2.60%	07/15/22	25,000	23,292
4.00%	07/15/42	29,000	24,594
Ecopetrol S.A.
7.63%	07/23/19	10,000	11,825
EMC Corp.
1.88%	06/01/18	46,000	45,471
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	10,000	10,350	(a)
Energy Transfer Equity LP
7.50%	10/15/20	39,000	42,607	(f)
Energy Transfer Partners LP
3.60%	02/01/23	86,000	80,486
6.50%	02/01/42	42,000	44,790

See Notes to Schedules of Investments and Notes to Financial Statements.

5

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

Enterprise Products Operating LLC
4.45%	02/15/43	$29,000	$25,742
Erickson Air-Crane Inc.
8.25%	05/01/20	45,000	43,762	(a)
European Investment Bank
0.41%	12/15/14	100,000	100,678	(c,f)
4.88%	01/17/17	75,000	84,517	(f)
Exelon Corp.
4.90%	06/15/15	70,000	74,917	(f)
Express Scripts Holding Co.
2.65%	02/15/17	15,000	15,274
3.13%	05/15/16	84,000	87,348	(f)
Flextronics International Ltd.
4.63%	02/15/20	19,000	18,430	(a)
Florida Power & Light Co.
4.13%	02/01/42	31,000	29,202	(f)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	17,000	17,170	(a)
Ford Motor Co.
4.75%	01/15/43	20,000	17,592
Forest Oil Corp.
7.25%	06/15/19	51,000	47,940	(f)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	69,000	65,624	(a)
5.45%	03/15/43	60,000	52,911	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	31,500	(a,f)
Frontier Communications Corp.
7.13%	03/15/19	52,000	54,730	(f)
General Motors Financial Company Inc.
2.75%	05/15/16	44,000	43,285	(a)
Genworth Financial Inc.
7.70%	06/15/20	22,000	25,203
Glencore Funding LLC
2.50%	01/15/19	67,000	60,615	(a)
4.13%	05/30/23	23,000	20,513	(a)
Goldman Sachs Capital I
6.35%	02/15/34	33,000	31,708	(f)
Great Plains Energy Inc.
4.85%	06/01/21	60,000	63,728	(f)
GXS Worldwide Inc.
9.75%	06/15/15	32,000	32,600
Hanesbrands Inc.
6.38%	12/15/20	59,000	62,909	(f)
Hartford Financial Services Group Inc.
6.63%	03/30/40	32,000	38,037
Hawk Acquisition Sub Inc.
4.25%	10/15/20	44,000	42,075	(a)
HCA Inc.
6.50%	02/15/20	36,000	38,947	(f)
Heineken N.V.
1.40%	10/01/17	46,000	44,694	(a)
Hexion US Finance Corp.
6.63%	04/15/20	56,000	55,860	(a)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	59,000	54,112
Hughes Satellite Systems Corp.
6.50%	06/15/19	28,000	29,680	(f)
Huntsman International LLC
4.88%	11/15/20	46,000	45,425

		Principal Amount	Fair Value

Hyundai Capital America
1.63%	10/02/15	$46,000	$45,851	(a)
2.13%	10/02/17	23,000	22,236	(a)
iGATE Corp.
9.00%	05/01/16	46,000	47,840
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	100,000	101,500	(g)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	24,000	23,675	(a)
4.25%	06/15/23	33,000	32,793	(a)
5.75%	06/15/43	19,000	19,308	(a)
Ingles Markets Inc.
5.75%	06/15/23	88,000	86,900	(a)
Intel Corp.
1.35%	12/15/17	44,000	43,059
Invesco Finance PLC
3.13%	11/30/22	67,000	62,498
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,650	(a)
Jefferies Group Inc.
5.13%	01/20/23	15,000	14,884
6.50%	01/20/43	16,000	15,319
John Deere Capital Corp.
3.15%	10/15/21	26,000	25,740
JPMorgan Chase & Co.
3.20%	01/25/23	98,000	93,032
3.38%	05/01/23	47,000	43,765
5.15%	12/31/49	47,000	44,767	(g)
KFW
2.00%	10/04/22	115,000	107,923
4.50%	07/16/18	85,000	96,534	(f)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	34,000	31,863
5.00%	08/15/42	13,000	12,264
Kinross Gold Corp.
6.88%	09/01/41	33,000	31,153
Korea National Oil Corp.
2.88%	11/09/15	100,000	102,247	(a,f)
Kraft Foods Group Inc.
1.63%	06/04/15	25,000	25,267
2.25%	06/05/17	53,000	53,372
5.00%	06/04/42	45,000	45,571
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	79,000	84,530
Lear Corp.
4.75%	01/15/23	47,000	44,650	(a)
Liberty Mutual Group Inc.
4.25%	06/15/23	48,000	46,379	(a)
6.50%	05/01/42	33,000	35,308	(a)
Linn Energy LLC
6.25%	11/01/19	49,000	46,673	(a)
8.63%	04/15/20	42,000	44,100	(f)
Majapahit Holding BV
7.25%	06/28/17	100,000	110,250	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	17,832
Merck & Company Inc.
1.30%	05/18/18	32,000	31,033
2.80%	05/18/23	69,000	65,282
4.15%	05/18/43	27,000	25,723

See Notes to Schedules of Investments and Notes to Financial Statements.

6

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

Microsoft Corp.
2.38%	05/01/23	$94,000	$86,989
MidAmerican Energy Holdings Co.
6.13%	04/01/36	115,000	130,463	(f)
Morgan Stanley
2.13%	04/25/18	26,000	24,883
3.75%	02/25/23	9,000	8,607
4.75%	03/22/17	32,000	33,941
4.88%	11/01/22	67,000	66,189
5.55%	04/27/17	100,000	108,178
Murphy Oil Corp.
3.70%	12/01/22	36,000	33,395
Mylan Inc.
2.60%	06/24/18	111,000	109,403	(a)
7.88%	07/15/20	70,000	80,776	(a,f)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	105,190	(a,f)
National Australia Bank Ltd.
3.00%	01/20/23	250,000	234,525
Nationwide Financial Services Inc.
5.38%	03/25/21	46,000	50,076	(a)
NCL Corp Ltd.
5.00%	02/15/18	26,000	25,480	(a)
Newfield Exploration Co.
5.63%	07/01/24	10,000	9,700
5.75%	01/30/22	51,000	50,490	(f)
News America Inc.
6.65%	11/15/37	30,000	34,522	(f)
Nexen Inc.
6.40%	05/15/37	55,000	59,779
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	78,000	80,335	( f)
Nisource Finance Corp.
3.85%	02/15/23	53,000	51,428
4.80%	02/15/44	24,000	21,732
Noble Holding International Ltd.
5.25%	03/15/42	51,000	45,680
Nomura Holdings Inc.
2.00%	09/13/16	58,000	57,353
Northeast Utilities
1.45%	05/01/18	46,000	44,649
Northrop Grumman Corp.
1.75%	06/01/18	69,000	66,925
4.75%	06/01/43	23,000	21,984
Novartis Capital Corp.
2.40%	09/21/22	55,000	51,686
NYSE Euronext
2.00%	10/05/17	69,000	68,629
Oglethorpe Power Corp.
5.38%	11/01/40	11,000	11,464	(f)
Omnicom Group Inc.
3.63%	05/01/22	71,000	68,478
Oracle Corp.
1.20%	10/15/17	75,000	72,842
Pacific Gas & Electric Co.
6.05%	03/01/34	24,000	27,982	(f)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	100,000	94,500	(a)

		Principal Amount	Fair Value

PacifiCorp
6.25%	10/15/37	$2,000	$2,434
Peabody Energy Corp.
6.25%	11/15/21	30,000	28,950
Petrobras Global Finance BV
4.38%	05/20/23	151,000	138,519
Petrobras International Finance Co.
3.50%	02/06/17	76,000	75,662	(f)
3.88%	01/27/16	25,000	25,721	(f)
Petroleos Mexicanos
3.50%	01/30/23	47,000	43,358	(a)
5.50%	01/21/21	18,000	19,170
Pfizer Inc.
3.00%	06/15/23	46,000	44,615
Philip Morris International Inc.
2.50%	05/16/16	60,000	62,324	(f)
4.13%	03/04/43	24,000	21,321
Plains Exploration & Production Co.
6.50%	11/15/20	25,000	26,505
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	121,000	(a,f)
Prudential Financial Inc.
5.20%	03/15/44	7,000	6,615	(g)
5.63%	05/12/41	28,000	29,077	(f)
5.63%	06/15/43	22,000	21,560	(g)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	63,891
Range Resources Corp.
5.75%	06/01/21	51,000	52,530	(f)
Revlon Consumer Products Corp.
5.75%	02/15/21	112,000	109,200	(a)
Rockies Express Pipeline LLC
3.90%	04/15/15	38,000	37,620	(a)
Roper Industries Inc.
2.05%	10/01/18	69,000	67,674
Rowan Companies Inc.
5.40%	12/01/42	29,000	26,286
Royal Bank of Canada
1.20%	09/19/18	81,000	79,028
RSI Home Products Inc.
6.88%	03/01/18	46,000	47,035	(a)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	100,000	112,000	(a)
SCF Capital Ltd.
5.38%	10/27/17	200,000	194,000	(a)
Schlumberger Investment S.A.
2.40%	08/01/22	70,000	64,944	(a)
Seagate HDD Cayman
4.75%	06/01/23	35,000	32,638	(a)
7.00%	11/01/21	5,000	5,350
Service Corporation International
4.50%	11/15/20	49,000	47,040
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	98,591	(a)
Talisman Energy Inc.
6.25%	02/01/38	43,000	46,181
Targa Resources Partners Finance Corp.
4.25%	11/15/23	26,000	23,205	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

7

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

Teck Resources Ltd.
5.40%	02/01/43	$35,000	$30,640
Telefonica Emisiones SAU
3.19%	04/27/18	150,000	145,291
Texas Instruments Inc.
2.25%	05/01/23	69,000	61,995
Textron Inc.
6.20%	03/15/15	40,000	43,057	(f)
The Allstate Corp.
3.15%	06/15/23	23,000	22,331
4.50%	06/15/43	16,000	15,774
The Bank of New York Mellon Corp.
4.50%	12/31/49	71,000	66,740	(g)
The Coca-Cola Co.
3.30%	09/01/21	63,000	64,412	(f)
The Gap Inc.
5.95%	04/12/21	28,000	30,969
The Goldman Sachs Group Inc.
1.60%	11/23/15	28,000	28,064
2.38%	01/22/18	58,000	56,946
3.63%	01/22/23	67,000	64,104
6.75%	10/01/37	49,000	50,194
The Korea Development Bank
3.25%	03/09/16	100,000	103,110	(f)
The McClatchy Co.
9.00%	12/15/22	28,000	29,400	(a)
The Potomac Edison Co.
5.35%	11/15/14	95,000	100,739	(f)
The Williams Companies Inc.
3.70%	01/15/23	83,000	77,114
Time Warner Cable Inc.
4.50%	09/15/42	31,000	24,040
TJX Companies Inc.
2.50%	05/15/23	46,000	42,633
Tops Holding Corp.
8.88%	12/15/17	45,000	48,713	(a)
Total Capital Canada Ltd.
1.45%	01/15/18	47,000	45,908
Total Capital International S.A.
1.55%	06/28/17	125,000	123,886
TransAlta Corp.
4.50%	11/15/22	45,000	42,916
Transocean Inc.
3.80%	10/15/22	19,000	18,098
6.50%	11/15/20	12,000	13,507
Transportadora de Gas del Peru S.A.
4.25%	04/30/28	14,000	12,390	(a)
Turlock Corp.
1.50%	11/02/17	67,000	65,038	(a)
2.75%	11/02/22	73,000	68,293	(a)
U.S. Bancorp
3.44%	02/01/16	76,000	79,670
Unit Corp.
6.63%	05/15/21	47,000	47,940
United Parcel Service Inc.
2.45%	10/01/22	46,000	43,369
United Rentals North America Inc.
5.75%	07/15/18	46,000	48,300
UnitedHealth Group Inc.
2.88%	03/15/23	84,000	78,927

		Principal Amount	Fair Value

Vail Resorts Inc.
6.50%	05/01/19	$80,000	$83,800	(f)
Vale Overseas Ltd.
4.38%	01/11/22	36,000	34,194
Valeant Pharmaceuticals International
6.38%	10/15/20	27,000	26,696	(a)
Ventas Realty LP (REIT)
2.70%	04/01/20	48,000	45,386
Verizon Communications Inc.
2.45%	11/01/22	15,000	13,600
3.85%	11/01/42	15,000	12,446
Viacom Inc.
2.50%	12/15/16	53,000	54,677	(f)
Viasystems Inc.
7.88%	05/01/19	47,000	49,585	(a)
Watson Pharmaceuticals Inc.
3.25%	10/01/22	61,000	56,870
Weatherford International Ltd.
4.50%	04/15/22	55,000	54,375	(f)
5.95%	04/15/42	42,000	39,697	(f)
6.75%	09/15/40	12,000	12,415
Wells Fargo & Co.
3.45%	02/13/23	83,000	79,268
Windstream Corp.
6.38%	08/01/23	47,000	43,945
Woodside Finance Ltd.
4.50%	11/10/14	95,000	99,138	(a,f)
WPX Energy Inc.
5.25%	01/15/17	46,000	47,150
Wynn Las Vegas LLC
4.25%	05/30/23	26,000	24,050	(a)
5.38%	03/15/22	24,000	24,240
Xstrata Finance Canada Ltd.
2.70%	10/25/17	45,000	43,640	(a)
5.80%	11/15/16	58,873	64,222	(a,f)
Zoetis Inc.
1.15%	02/01/16	25,000	24,915	(a)
1.88%	02/01/18	24,000	23,495	(a)
3.25%	02/01/23	40,000	38,005	(a)
			16,259,275

Non-Agency Collateralized Mortgage Obligations — 6.7%

Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	22,148
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	90,000	94,099	(g)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	30,000	33,868	(f,g)
Banc of America Commercial Mortgage Trust 2008-1
6.39%	02/10/51	30,000	34,376	(f,g)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	55,000	59,294	(f,g)
5.40%	11/10/42	40,000	42,053	(g)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	58,685	61,825	(f,g)
5.77%	04/12/38	60,000	65,003	(f,g)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.77%	04/12/38	25,000	26,744	(g)

See Notes to Schedules of Investments and Notes to Financial Statements.

8

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.92%	06/11/50	$60,000	$66,846	(g)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	50,000	55,345	(g)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	30,000	27,920	(f)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	30,000	31,735	(f,g)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	60,000	65,004
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	30,000	31,763
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	125,000	132,480
Credit Suisse First Boston Mortgage Securities Corp.
5.28%	10/25/35	48,557	700	(g)
CSMC Mortgage-Backed Trust Series 2006-1
5.30%	02/25/36	5,377	—	**(g)
GS Mortgage Securities Corp. II
2.79%	11/08/29	30,000	29,939	(a,g)
3.00%	08/10/44	60,000	62,492	(f)
5.47%	08/10/44	20,000	21,404	(a,g)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	90,000	97,642
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	30,000	30,262
5.04%	03/15/46	30,000	31,457	(f,g)
5.34%	08/12/37	79,197	83,715	(f,g)
5.44%	06/12/47	120,000	132,953	(f)
5.53%	01/15/46	25,000	22,539	(c)
5.79%	02/12/51	50,000	56,906	(f,g)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
6.00%	06/15/49	90,000	100,719	(g)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	15,000	14,783
4.09%	07/15/45	25,000	19,736
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	50,000	55,267	(g)
LB-UBS Commercial Mortgage Trust
5.16%	02/15/31	70,000	75,612	(f)
6.06%	06/15/38	20,000	22,198	(g)
MASTR Alternative Loans Trust
5.00%	08/25/18	41,305	3,451	(e,f,k)
Merrill Lynch
5.49%	07/12/46	25,000	23,361	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	80,209	(g)
Morgan Stanley Bank of America Merrill Lynch Trust
4.22%	07/15/46	40,000	40,074
4.31%	12/15/48	30,000	24,439	(a,g)
4.72%	07/15/46	25,000	24,086	(c)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	75,000	77,282	(g)
Morgan Stanley Capital I Trust 2006-IQ11
5.86%	10/15/42	50,000	45,001	(f,g)
Morgan Stanley Capital I Trust 2006-TOP21
5.27%	10/12/52	40,000	42,461	(g)

		Principal Amount	Fair Value

Morgan Stanley Capital I Trust 2006-TOP23
5.99%	08/12/41	$30,000	$33,397	(g)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	50,000	56,212	(g)
Morgan Stanley Capital I Trust 2008-TOP29
6.46%	01/11/43	45,000	51,011	(f,g)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	70,000	75,351	(f,g)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	85,000	92,003	(g)
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	50,000	54,583
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	10,000	9,674	(g)
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	25,000	24,654	(a,g)
			2,466,076

Sovereign Bonds — 2.8%

Government of Chile
3.63%	10/30/42	18,000	14,850
Government of Dominican Republic
7.50%	05/06/21	100,000	107,750	(a,f)
Government of El Salvador
7.65%	06/15/35	20,000	19,550	(a,f)
Government of Hungary
4.13%	02/19/18	18,000	17,505
6.25%	01/29/20	13,000	13,585
7.63%	03/29/41	2,000	2,088
Government of Mexico
4.75%	03/08/44	32,000	28,480	(f)
5.75%	10/12/49	10,000	9,125
6.05%	01/11/40	18,000	19,620	(f)
Government of Panama
4.30%	04/29/53	14,000	11,235
6.70%	01/26/36	21,000	24,413	(f)
Government of Peru
6.55%	03/14/37	41,000	48,380	(f)
Government of Philippines
6.38%	01/15/32	100,000	118,000
Government of Poland
3.00%	03/17/23	8,000	7,220
5.00%	03/23/22	50,000	53,750
6.38%	07/15/19	7,000	8,164
Government of Romania
4.38%	08/22/23	14,000	13,300	(a)
6.75%	02/07/22	20,000	22,297	(a,f)
Government of Sri Lanka
6.25%	10/04/20	100,000	99,000	(a)
Government of Turkey
6.88%	03/17/36	110,000	122,650
Government of Uruguay
6.88%	09/28/25	27,038	32,392
Republic of Latvia
5.25%	02/22/17	200,000	216,250	(a)
Russian Foreign Bond — Eurobond
7.50%	03/31/30	7,579	8,877
			1,018,481

See Notes to Schedules of Investments and Notes to Financial Statements.

9

Income Fund

Schedule of Investments	June 30, 2013 (Unaudited)

		Principal Amount	Fair Value

Municipal Bonds and Notes — 0.7%

American Municipal Power Inc.
6.27%	02/15/50	$25,000	$26,619	(f)
Denver City & County School District No 1
4.24%	12/15/37	40,000	34,528
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	51,785	(f)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,661
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	53,561
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	34,608	(f)
State of California
5.70%	11/01/21	40,000	45,708	(f)
			263,470

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	83,122	—	**(c,j,l)

Total Bonds and Notes (Cost $37,074,088)			36,604,249

Short-Term Investments — 3.7%

GE Institutional Money Market Fund—Investment Class 0.00% (Cost $1,361,862)			1,361,862	(c,i)

Total Investments (Cost $38,435,950)			37,966,111

Liabilities in Excess of Other Assets, net — (3.2)%			(1,166,524)

NET ASSETS — 100.0%			$36,799,587

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	September 2013	3	$660,000	$(991)
5 Yr. U.S. Treasury Notes Futures	September 2013	51	6,173,391	(81,140)

				$(82,131)

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2013	23	$(3,388,188)	$117,499
10 Yr. U.S. Treasury Notes Futures	September 2013	48	(6,075,000)	100,184
30 Yr. U.S. Treasury Notes Futures	September 2013	9	(1,222,594)	6,667

				$224,351

				$142,220

See Notes to Schedules of Investments and Notes to Financial Statements.

10

Notes to Schedule of Investments	June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to $5,033,234 or 13.68% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At June 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.
(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2013.

(h)	Step coupon bond. Security becomes interest bearing at a future date.

(i)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Directors.

*	Less than 0.05%.

**	Amount is less than $ 0.50.

†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

11

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	6/30/13†		12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$11.71		$11.35		$11.05		$10.62		$10.26		$11.50
Income (loss) from investment operations:
Net investment income	0.13		0.28		0.48		0.34	*	0.37		0.56
Net realized and unrealized gains (losses) on investments	(0.43)		0.37		0.32		0.46		0.45		(1.16)
Total income (loss) from investment operations	(0.30)		0.65		0.80		0.80		0.82		(0.60)
Less distributions from:
Net investment income	—		0.29		0.50		0.37		0.46		0.64
Return of capital	—		—		—		—		—		0.00	(b)
Total distributions	—		0.29		0.50		0.37		0.46		0.64
Net asset value, end of period	$11.41		$11.71		$11.35		$11.05		$10.62		$10.26
TOTAL RETURN (a)	(2.56)%		5.69%		7.20%		7.56%		7.88%		(5.21)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$36,800		$42,893		$51,191		$54,884		$59,532		$68,731
Ratios to average net assets:
Net investment income	2.04%	**	2.09%		3.99%		3.07%		4.01%		4.63%
Net expenses	0.76%	(b)(c)**	0.80%	(c)	0.86%	(c)	0.83%	(c)	0.84%	(c)	0.63%	(c)
Gross expenses	0.78%	**	0.82%		0.87%		1.00%		0.84%		0.65%
Portfolio turnover rate	168%		327%		359%		320%		251%		385%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Rounds to less than $0.01 per share.
(c)	Reflects GE Asset Management’s waiver of a portion of the Fund’s advisory and administrative fee in an amount equal to the advisory and administrative fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	(Unaudited)
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities June 30, 2013	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $37,074,088)	$36,604,249
Short-term affiliated investments (at amortized cost)	1,361,862
Receivable for investments sold	316,345
Income receivable	291,232
Receivable for fund shares sold	43
Other assets	526
Total assets	38,574,257

LIABILITIES
Payable for investments purchased	1,656,823
Payable for Fund shares redeemed	12,506
Payable to GEAM	15,282
Accrued other expenses	63,408
Variation margin payable	26,651
Total liabilities	1,774,670
NET ASSETS	$36,799,587

NET ASSETS CONSIST OF:
Capital paid in	$44,399,788
Undistributed net investment income	407,776
Accumulated net realized loss	(7,680,358)
Net unrealized appreciation (depreciation) on:
Investments	(469,839)
Futures	142,220
NET ASSETS	$36,799,587

Shares outstanding ($0.01 par value; unlimited shares authorized)	3,224,694
Net asset value per share	$11.41

The accompanying Notes are an integral part of these financial statements.

13

Statement of Operations For the period ending June 30, 2013	(Unaudited)

INVESTMENT INCOME
Income
Interest	$559,111
Interest from affiliated investments	960
Total income	560,071

Expenses
Advisory and administration fees	100,493
Directors’ fees	1,080
Custody and accounting expenses	30,110
Professional fees	11,385
Other expenses	12,166
Total expenses before waivers	155,234
Less: Fees waived by the adviser	(2,939)
Net expenses	152,295
Net investment income	407,776

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	(181,993)
Futures	335,671

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(1,620,771)
Futures	85,870
Net realized and unrealized loss on Investments	(1,381,223)
Net decrease in net assets resulting from operations	$(973,447)

The accompanying Notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets
	Six Months Ended June 30, 2013†	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$407,776	$1,007,204
Net realized gain on investments and futures	153,678	1,562,468
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(1,534,901)	179,050
Net Increase (decrease) from operations	(973,447)	2,748,722
Distributions to shareholders from:
Net investment income	—	(1,025,340)
Total Distributions	—	(1,025,340)
Increase (decrease) in assets from operations and distributions	(973,447)	1,723,382
Share transactions:
Proceeds from sale of shares	1,013,864	2,589,560
Value of distributions reinvested	—	1,025,340
Cost of shares redeemed	(6,133,750)	(13,636,423)
Net decrease from share transactions	(5,119,886)	(10,021,523)
Total increase (decrease) in net assets	(6,093,333)	(8,298,141)

NET ASSETS
Beginning of period	42,892,920	51,191,061
End of period	$36,799,587	$42,892,920
Undistributed net investment income, end of period	$407,776	$—

CHANGES IN FUND SHARES
Shares sold	86,767	223,834
Issued for distributions reinvested	—	87,561
Shares redeemed	(526,303)	(1,157,509)
Net decrease in Fund Shares	(439,536)	(846,114)

†	(Unaudited)

The accompanying Notes are an integral part of these financial statements.

15

Notes to Financial Statements	June 30, 2013 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund (the “Fund”), and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions.  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Foreign Currency   Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Fund invested in futures for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, gaining market exposure for accumulating and residual cash positions, for duration management, or when the transactions were economically appropriate to the reduction of risks inherent in the management of the Fund. Buying futures tends to increase a Fund’s exposure to the underlying

16

Notes to Financial Statements	June 30, 2013 (Unaudited)

instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes in foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are allocated to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

17

Notes to Financial Statements	June 30, 2013 (Unaudited)

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The

Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

18

Notes to Financial Statements	June 30, 2013 (Unaudited)

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$4,299,983	$—	$4,299,983
Agency Mortgage Backed	—	11,593,379	—	11,593,379
Agency CMOs	—	578,012	—	578,012
Asset Backed	—	125,573	—	125,573
Corporate Notes	—	16,259,275	—	16,259,275
Non-Agency CMOs	—	2,466,076	—	2,466,076
Sovereign Bonds	—	1,018,481	—	1,018,481
Municipal Notes and Bonds	—	263,470	—	263,470
Short-Term Investments	1,361,862	—	—	1,361,862

Total Investments in Securities	$1,361,862	$36,604,249	$—	$37,966,111

Other Financial Instruments*
Futures Contracts — Unrealized Appreciation	$224,351	$—	$—	$224,351
Futures Contracts — Unrealized Depreciation	(82,131)	—	—	(82,131)

Total Other Financial Instruments	$142,220	$—	$—	$142,220

†	See Schedule of Investments for industry classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2013.

The Fund invested in financial instrument and derivatives during the reporting period that are either offset in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to offset exists, is presented in the summary below.

	Asset derivatives June 30, 2013			Liability derivatives June 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location in the statement of assets and liabilities	Fair value ($)		Location in the statement of assets and liabilities	Fair value ($)
Interest rate contracts	Assets, variation margin receivable	—		Liabilities, variation margin payable	26,651
Interest rate contracts	Unrealized gain, net assets	224,351	*	Unrealized loss, net assets	82,131	*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and as within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

19

Notes to Financial Statements	June 30, 2013 (Unaudited)

Fair value of the collateral held with the counter party was $179,160 for the period ending June 30, 2013.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure all of which are not accounted for as hedging instruments under ASC 815.

Derivatives not accounted for ashedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain or (Loss) onDerivatives Recognizedin Income ($)	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income ($)
Interest Rate Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	61,101,626/ (64,899,823)	335,671	85,870
5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.100% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2013.

6.	Fees and Compensation Paid to Affiliates

Advisory and Administration Fees GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

GEAM has a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund, if any.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by

GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2013 were as follows:

U.S. Government Securities
Purchases	Sales
$48,516,701	$54,838,877

Non-U.S. Government Securities
Purchases	Sales
$15,944,791	$10,000,188

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2009, 2010, 2011 and 2012 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

20

Notes to Financial Statements	June 30, 2013 (Unaudited)

At June 30, 2013, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation
	Appreciation	Depreciation
$38,582,218	$690,813	$(1,306,920)	$(616,107)

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

As of December 31, 2012, the Fund had capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires
$160,396	$—	12/31/2016
7,409,447	—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2012, the Fund utilized $1,531,544 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2012 as follows:

Capital	Ordinary
$61,576	$—

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2012	$1,025,340	$—	$1,025,340
2011	2,140,730	—	2,140,730

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized and unrealized gains and losses on foreign currency contracts, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, losses deferred due to offsetting positions, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2012 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized (Loss)	Unrealized Gain (Loss)	Paid in Capital
$54,512	$(64,654)	$—	$10,142

21

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and executive officers of the Fund is set forth below.

Interested Directors and Executive Officers

Michael J. Cosgrove

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    64

Position(s) Held with Fund    Chairman of the Board and President

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    President of Mutual Funds and Global Investment Programs of GEAM since November 2011; President and Chief Executive Officer — Mutual Funds and Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President-Mutual Funds of GEAM from March 1993 to March 2007. Also serves as Treasurer of GE Foundation since 1988.

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Chairman of the Board and President of GE Institutional Funds since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Director of GEAM since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of Skin Cancer Foundation since August 2010; Member of the Board of Governors for the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland) Limited, since February 1999, GE Asset Management Funds Plc since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998; Trustee of General Electric Pension Trust since 1988; and Chairman of the Board and President of GE Funds from 1993 to February 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 5 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

22

Additional Information	(Unaudited)

Number of Portfolios in Fund Complex Overseen by Director    25

Other Directorships Held by Director    Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Director of GE Investment Distributors, Inc. since June 2011; and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

Joon Won Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    43

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — Vice President and Secretary – 2 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    45

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002 to 2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

23

Additional Information	(Unaudited)

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Savings & Security Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Vice President

Term of Office and Length of Time Served     Until successor is elected and qualified — 9 years

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 16 years

Principal Occupation(s) During Past 5 years    Managing General Partner, NGN Capital LLC since 2006; Treasurer of NeuroScience Research Institute since 1986; and Vice President of Walden Capital Management from 1996 to 2008.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

24

Additional Information	(Unaudited)

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    66

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Unit Successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    50

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 1 year

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    17

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

25

Additional Information	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

Michael J. Cosgrove, Chairman

John R. Costantino

R. Sheldon Johnson

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

Joon Won Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Casey Yantosca

Robert Meyers

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

26

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Applicable only to an annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable only to an annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only to an annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Applicable only to an annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments as of the close of the reporting period for the Total Return Fund is listed below. The Schedules of Investments as of the close of the reporting period for the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Fund, Core Value Equity Fund, Small-Cap Equity Fund, Income Fund, and the Real Estate Securities Fund and a Summary Schedule of Investments for the Total Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

GEI Total Return Fund

Schedule of Investments—June 30, 2013 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—42.6% †
Advertising—0.1%
Arbitron Inc.	1,143	$53,092
Digital Generation Inc.	1,295	9,544	(a)
Harte-Hanks Inc.	2,175	18,705
Lamar Advertising Co.	2,547	110,540	(a)
MDC Partners Inc.	1,226	22,117
National CineMedia Inc.	2,604	43,982
Omnicom Group Inc.	19,580	1,230,995
ReachLocal Inc.	487	5,971	(a)
The Interpublic Group of Companies Inc.	32,476	472,526
		1,967,472

Aerospace & Defense—1.0%
AAR Corp.	1,662	36,531
Aerovironment Inc.	783	15,801	(a)
Alliant Techsystems Inc.	1,418	116,744
American Science & Engineering Inc.	372	20,832
API Technologies Corp.	1,521	4,259	(a)
Astronics Corp.	550	22,478
B/E Aerospace Inc.	4,606	290,546	(a)
Cubic Corp.	824	39,634
Curtiss-Wright Corp.	2,124	78,715
DigitalGlobe Inc.	3,314	102,767	(a)
Ducommun Inc.	398	8,461	(a)
Engility Holdings Inc.	685	19,468	(a)
Erickson Air-Crane Inc.	278	5,229	(a)
Esterline Technologies Corp.	2,777	200,749	(a)
Exelis Inc.	8,042	110,899
GenCorp Inc.	2,804	45,593	(a)
General Dynamics Corp.	25,108	1,966,710
HEICO Corp.	2,320	116,858
Honeywell International Inc.	59,600	4,728,664
Huntington Ingalls Industries Inc.	2,250	127,080
Innovative Solutions & Support Inc.	736	4,710
Kratos Defense & Security Solutions Inc.	1,875	12,150	(a)
L-3 Communications Holdings Inc.	6,765	580,031
LMI Aerospace Inc.	375	7,027	(a)
Lockheed Martin Corp.	20,139	2,184,276
Moog Inc.	1,944	100,174	(a)
National Presto Industries Inc.	196	14,118
Northrop Grumman Corp.	17,801	1,473,923
Orbital Sciences Corp.	2,673	46,430	(a)
Precision Castparts Corp.	11,067	2,501,253
Raytheon Co.	24,589	1,625,825
Rockwell Collins Inc.	10,299	653,060
Sparton Corp.	327	5,637	(a)
Taser International Inc.	2,463	20,985	(a)
Teledyne Technologies Inc.	1,668	129,020	(a)
Textron Inc.	21,061	548,639
The Boeing Co.	51,724	5,298,607

The KEYW Holding Corp.	1,503	19,915	(a)
Triumph Group Inc.	2,238	177,138
United Technologies Corp.	64,066	5,954,294
		29,415,230

Agricultural Products—0.1%
Alico Inc.	152	6,097
Archer-Daniels-Midland Co.	50,069	1,697,840
Darling International Inc.	5,173	96,528	(a)
Fresh Del Monte Produce Inc.	1,708	47,619
Griffin Land & Nurseries Inc.	124	3,536
Ingredion Inc.	3,399	223,042
Limoneira Co.	381	7,898
		2,082,560

Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	2,606	17,226	(a)
Atlas Air Worldwide Holdings Inc.	1,090	47,698	(a)
CH Robinson Worldwide Inc.	12,151	684,223
Echo Global Logistics Inc.	863	16,820	(a)
Expeditors International of Washington Inc.	15,549	591,017
FedEx Corp.	22,325	2,200,798
Forward Air Corp.	1,319	50,491
Hub Group Inc.	1,665	60,639	(a)
Pacer International Inc.	1,808	11,408	(a)
Park-Ohio Holdings Corp.	394	12,994	(a)
United Parcel Service Inc.	53,812	4,653,662
UTi Worldwide Inc.	8,360	137,689
XPO Logistics Inc.	826	14,942	(a)
		8,499,607

Airlines—0.1%
Alaska Air Group Inc.	3,131	162,812	(a)
Allegiant Travel Co.	681	72,179
Hawaiian Holdings Inc.	2,371	14,487	(a)
JetBlue Airways Corp.	20,240	127,512	(a)
Republic Airways Holdings Inc.	2,184	24,745	(a)
SkyWest Inc.	2,240	30,330
Southwest Airlines Co.	55,012	709,105
Spirit Airlines Inc.	2,691	85,493	(a)
US Airways Group Inc.	7,127	117,025	(a)
		1,343,688

Airport Services—0.0%*
Wesco Aircraft Holdings Inc.	1,791	33,259	(a)

Alternative Carriers—0.0%*
8x8 Inc.	3,297	27,167	(a)
Cogent Communications Group Inc.	2,150	60,523
inContact Inc.	2,563	21,068	(a)
Inteliquent Inc.	1,048	6,026
Iridium Communications Inc.	2,715	21,068	(a)
Lumos Networks Corp.	866	14,809
magicJack VocalTec Ltd.	685	9,720	(a)
ORBCOMM Inc.	1,704	7,651	(a)
Premiere Global Services Inc.	2,336	28,196	(a)
Towerstream Corp.	2,314	5,901	(a)
tw telecom Inc.	6,739	189,635	(a)
		391,764

Aluminum—0.0%*
Alcoa Inc.	80,673	630,863
Century Aluminum Co.	2,484	23,052	(a)
Kaiser Aluminum Corp.	870	53,888
Noranda Aluminum Holding Corp.	1,619	5,229
		713,032

Apparel Retail—0.3%
Abercrombie & Fitch Co.	6,004	271,681
Aeropostale Inc.	6,813	94,019	(a)
American Eagle Outfitters Inc.	8,002	146,117
ANN Inc.	4,221	140,137	(a)
Ascena Retail Group Inc.	5,518	96,289	(a)
bebe stores Inc.	1,857	10,418
Body Central Corp.	706	9,404	(a)
Brown Shoe Company Inc.	2,007	43,211
Chico’s FAS Inc.	7,313	124,760
Christopher & Banks Corp.	1,436	9,679	(a)
Citi Trends Inc.	652	9,474	(a)
Destination Maternity Corp.	610	15,006
Destination XL Group Inc.	2,021	12,813	(a)
Express Inc.	3,750	78,637	(a)
Foot Locker Inc.	6,796	238,743
Francesca’s Holdings Corp.	1,922	53,412	(a)
Genesco Inc.	1,045	70,005	(a)
Guess? Inc.	2,644	82,043
Jos A Bank Clothiers Inc.	1,256	51,898	(a)
L Brands Inc.	18,284	900,487
New York & Company Inc.	1,362	8,649	(a)
Pacific Sunwear of California Inc.	1,667	6,085	(a)
Ross Stores Inc.	16,642	1,078,568
rue21 Inc.	687	28,586	(a)
Shoe Carnival Inc.	633	15,198
Stage Stores Inc.	1,427	33,535
Stein Mart Inc.	1,278	17,445
The Buckle Inc.	1,277	66,430
The Cato Corp.	1,222	30,501
The Children’s Place Retail Stores Inc.	1,016	55,677	(a)
The Finish Line Inc.	2,118	46,299
The Gap Inc.	21,952	916,057
The Men’s Wearhouse Inc.	2,209	83,611
The Wet Seal Inc.	4,012	18,897	(a)
Tilly’s Inc.	410	6,560	(a)
TJX Companies Inc.	54,510	2,728,771
Urban Outfitters Inc.	8,328	334,952	(a)
Zumiez Inc.	1,025	29,469	(a)
		7,963,523

Apparel, Accessories & Luxury Goods—0.2%
American Apparel Inc.	2,539	4,875	(a)
Carter’s Inc.	2,278	168,731
Coach Inc.	21,222	1,211,564
Columbia Sportswear Co.	545	34,144
Fifth & Pacific Companies Inc.	5,334	119,162	(a)
Fossil Group Inc	3,991	412,310	(a)

G-III Apparel Group Ltd.	767	36,908	(a)
Hanesbrands Inc.	4,427	227,636
Iconix Brand Group Inc.	2,551	75,025	(a)
Maidenform Brands Inc.	1,030	17,850	(a)
Movado Group Inc.	832	28,147
Oxford Industries Inc.	573	35,755
Perry Ellis International Inc.	539	10,947
PVH Corp.	6,142	768,057
Quiksilver Inc.	6,164	39,696	(a)
Ralph Lauren Corp.	4,595	798,335
The Jones Group Inc.	3,432	47,190
True Religion Apparel Inc.	1,196	37,865
Tumi Holdings Inc.	2,058	49,392	(a)
Under Armour Inc.	3,463	206,776	(a)
Vera Bradley Inc.	938	20,317	(a)
VF Corp.	6,612	1,276,513
		5,627,195

Application Software—0.4%
Accelrys Inc.	2,489	20,908	(a)
ACI Worldwide Inc.	3,532	164,167	(a)
Actuate Corp.	2,283	15,159	(a)
Adobe Systems Inc.	38,028	1,732,556	(a)
Advent Software Inc.	2,776	97,327	(a)
American Software Inc.	1,036	9,003
ANSYS Inc.	4,110	300,441	(a)
Aspen Technology Inc.	4,107	118,241	(a)
Autodesk Inc.	16,931	574,638	(a)
Blackbaud Inc.	2,080	67,746
Bottomline Technologies Inc.	1,614	40,818	(a)
BroadSoft Inc.	1,278	35,273	(a)
Cadence Design Systems Inc.	12,598	182,419	(a)
Callidus Software Inc.	1,687	11,117	(a)
Citrix Systems Inc.	14,251	859,763	(a)
Compuware Corp.	9,679	100,178
Comverse Inc.	1,008	29,998	(a)
Concur Technologies Inc.	2,041	166,097	(a)
Digimarc Corp.	295	6,127
Ebix Inc.	1,304	12,075
Ellie Mae Inc.	1,186	27,373	(a)
EPIQ Systems Inc.	1,377	18,548
ePlus Inc.	167	10,002
FactSet Research Systems Inc.	1,807	184,206
Fair Isaac Corp.	3,165	145,052
Guidance Software Inc.	654	5,716	(a)
Informatica Corp.	4,808	168,184	(a)
Interactive Intelligence Group Inc.	668	34,469	(a)
Intuit Inc.	21,228	1,295,545
Jive Software Inc.	1,648	29,944	(a)
Manhattan Associates Inc.	856	66,049	(a)
Mentor Graphics Corp.	8,533	166,820
MicroStrategy Inc.	390	33,914	(a)
Mitek Systems Inc.	951	5,497	(a)
Model N Inc.	315	7,358	(a)
Monotype Imaging Holdings Inc.	1,677	42,613
Netscout Systems Inc.	1,684	39,305	(a)
Pegasystems Inc.	820	27,158
PROS Holdings Inc.	1,010	30,249	(a)

PTC Inc.	10,706	262,618	(a)
QAD Inc.	234	2,686
QLIK Technologies Inc.	3,767	106,493	(a)
RealPage Inc.	1,967	36,075	(a)
Salesforce.com Inc.	41,120	1,569,962	(a)
Seachange International Inc.	1,305	15,282	(a)
Silver Spring Networks Inc.	227	5,661	(a)
SolarWinds Inc.	2,761	107,154	(a)
Solera Holdings Inc.	3,112	173,183
SS&C Technologies Holdings Inc.	2,538	83,500	(a)
Synchronoss Technologies Inc.	1,287	39,730	(a)
Synopsys Inc.	6,730	240,597	(a)
Tangoe Inc.	1,371	21,155	(a)
Telenav Inc.	688	3,598	(a)
TIBCO Software Inc.	6,966	149,072	(a)
TiVo Inc.	5,797	64,057	(a)
Tyler Technologies Inc.	1,370	93,914	(a)
Ultimate Software Group Inc.	1,220	143,094	(a)
Verint Systems Inc.	2,292	81,297	(a)
VirnetX Holding Corp.	1,953	39,040	(a)
Vringo Inc.	2,628	8,331	(a)
		10,128,552

Asset Management & Custody Banks—0.6%
Affiliated Managers Group Inc.	2,319	380,177	(a)
Ameriprise Financial Inc.	15,259	1,234,148
Apollo Investment Corp.	19,867	153,770
Arlington Asset Investment Corp.	587	15,696
BlackRock Inc.	9,455	2,428,517
Calamos Asset Management Inc.	1,022	10,731
Capital Southwest Corp.	166	22,880
CIFC Corp.	406	3,065	(a)
Cohen & Steers Inc.	893	30,344
Diamond Hill Investment Group Inc.	115	9,781
Eaton Vance Corp.	5,371	201,896
Federated Investors Inc.	4,262	116,821
Fidus Investment Corp.	510	9,542
Fifth Street Finance Corp.	5,485	57,318
Financial Engines Inc.	2,137	97,426
Franklin Resources Inc.	10,440	1,420,049
GAMCO Investors Inc.	292	16,180
Garrison Capital Inc.	335	5,166
Gladstone Capital Corp.	1,077	8,799
Gladstone Investment Corp.	1,250	9,187
Golub Capital BDC Inc.	1,494	26,145
GSV Capital Corp.	983	7,726	(a)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	553	6,570	(a)
Hercules Technology Growth Capital Inc.	2,913	40,607
Horizon Technology Finance Corp.	312	4,287
ICG Group Inc.	1,686	19,220	(a)
Invesco Ltd.	33,691	1,071,374
Janus Capital Group Inc.	15,058	128,144
KCAP Financial Inc.	1,173	13,208
Legg Mason Inc.	8,431	261,445
Main Street Capital Corp.	1,627	45,052
Manning & Napier Inc.	598	10,620
MCG Capital Corp.	3,724	19,402
Medallion Financial Corp.	927	12,895

Medley Capital Corp.	1,373	18,645
MVC Capital Inc.	1,069	13,459
New Mountain Finance Corp.	1,533	21,707
NGP Capital Resources Co.	1,121	6,872
Northern Trust Corp.	16,450	952,455
PennantPark Floating Rate Capital Ltd.	353	4,991
PennantPark Investment Corp.	3,167	34,995
Prospect Capital Corp.	10,638	114,890
Pzena Investment Management Inc.	618	4,029
Safeguard Scientifics Inc.	972	15,601	(a)
SEI Investments Co.	5,896	167,623
Solar Capital Ltd.	2,040	47,104
Solar Senior Capital Ltd.	666	12,261
State Street Corp.	34,526	2,251,440	(e)
Stellus Capital Investment Corp.	704	10,595
T Rowe Price Group Inc.	19,708	1,441,640
TCP Capital Corp.	1,041	17,458
The Bank of New York Mellon Corp.	87,922	2,466,212
THL Credit Inc.	1,048	15,919
TICC Capital Corp.	2,543	24,464
Triangle Capital Corp.	1,287	35,405
Virtus Investment Partners Inc.	255	44,949	(a)
Waddell & Reed Financial Inc.	3,872	168,432
Walter Investment Management Corp.	1,664	56,260	(a)
Westwood Holdings Group Inc.	272	11,674
WhiteHorse Finance Inc.	332	5,229
WisdomTree Investments Inc.	4,329	50,087	(a)
		15,912,584

Auto Parts & Equipment—0.2%
American Axle & Manufacturing Holdings Inc.	2,845	53,002	(a)
BorgWarner Inc.	8,726	751,745	(a)
Dana Holding Corp.	6,440	124,034
Delphi Automotive PLC	21,970	1,113,659
Dorman Products Inc.	1,099	50,147
Drew Industries Inc.	1,013	39,831
Federal-Mogul Corp.	892	9,107	(a)
Fuel Systems Solutions Inc.	645	11,539	(a)
Gentex Corp.	6,192	142,726
Gentherm Inc.	1,609	29,879	(a)
Johnson Controls Inc.	51,982	1,860,436
Modine Manufacturing Co.	2,186	23,784	(a)
Remy International Inc.	478	8,876	(a)
Shiloh Industries Inc.	213	2,224
Spartan Motors Inc.	1,559	9,541
Standard Motor Products Inc.	925	31,765
Stoneridge Inc.	1,244	14,480	(a)
Superior Industries International Inc.	1,014	17,451
Tenneco Inc.	2,685	121,577	(a)
Tower International Inc.	192	3,800	(a)
		4,419,603

Automobile Manufacturers—0.2%
Ford Motor Co.	297,793	4,606,858
General Motors Co.	58,322	1,942,706	(a)
Thor Industries Inc.	2,002	98,458
Winnebago Industries Inc.	1,124	23,593	(a)
		6,671,615

Automotive Retail—0.1%
Advance Auto Parts Inc.	3,245	263,397
America’s Car-Mart Inc.	346	14,961	(a)
Asbury Automotive Group Inc.	1,414	56,701	(a)
AutoNation Inc.	3,002	130,257	(a)
AutoZone Inc.	2,747	1,163,876	(a)
CarMax Inc.	17,000	784,720	(a)
CST Brands Inc.	2,706	83,372	(a)
Group 1 Automotive Inc.	968	62,271
Lithia Motors Inc.	1,007	53,683
Monro Muffler Brake Inc.	1,421	68,279
O’Reilly Automotive Inc.	8,324	937,449	(a)
Penske Automotive Group Inc.	1,789	54,636
Sonic Automotive Inc.	1,796	37,967
The Pep Boys-Manny Moe & Jack	2,470	28,603	(a)
		3,740,172

Biotechnology—0.9%
Achillion Pharmaceuticals Inc.	4,032	32,982	(a)
ACADIA Pharmaceuticals Inc.	3,055	55,448	(a)
Acorda Therapeutics Inc.	1,844	60,834	(a)
Aegerion Pharmaceuticals Inc.	1,267	80,252	(a)
Alexion Pharmaceuticals Inc.	14,753	1,360,817	(a)
Alnylam Pharmaceuticals Inc.	2,511	77,866	(a)
AMAG Pharmaceuticals Inc.	969	21,560	(a)
Amgen Inc.	56,811	5,604,973
Amicus Therapeutics Inc.	1,682	3,919	(a)
Anacor Pharmaceuticals Inc.	802	4,483	(a)
Arena Pharmaceuticals Inc.	9,497	73,127	(a)
Arqule Inc.	3,216	7,461	(a)
Array BioPharma Inc.	5,607	25,456	(a)
Astex Pharmaceuticals	4,455	18,310	(a)
AVEO Pharmaceuticals Inc.	1,917	4,793	(a)
Biogen Idec Inc.	17,982	3,869,726	(a)
Biotime Inc.	1,543	6,110	(a)
Celgene Corp.	31,558	3,689,446	(a)
CELL THERAPEUTICS Inc.	4,386	4,605	(a)
Celldex Therapeutics Inc.	3,572	55,759	(a)
Cepheid Inc.	3,029	104,258	(a)
Chelsea Therapeutics International Ltd.	2,648	6,090	(a)
ChemoCentryx Inc.	915	12,938	(a)
Chimerix Inc.	285	6,908	(a)
Clovis Oncology Inc.	588	39,384	(a)
Coronado Biosciences Inc.	843	7,250	(a)
Curis Inc.	3,877	12,368	(a)
Cytokinetics Inc.	899	10,401	(a)
Cytori Therapeutics Inc.	3,179	7,312	(a)
Dendreon Corp.	7,555	31,127	(a)
Durata Therapeutics Inc.	514	3,701	(a)
Dyax Corp.	4,822	16,684	(a)
Dynavax Technologies Corp.	8,438	9,282	(a)
Emergent Biosolutions Inc.	1,149	16,569	(a)
Enanta Pharmaceuticals Inc.	278	4,923	(a)
Enzon Pharmaceuticals Inc.	1,783	3,566
Epizyme Inc.	206	5,795	(a)
Exact Sciences Corp.	2,991	41,605	(a)
Exelixis Inc.	8,664	39,335	(a)

Fibrocell Science Inc.	816	4,994	(a)
Genomic Health Inc.	735	23,307	(a)
Geron Corp.	4,588	6,882	(a)
Gilead Sciences Inc.	115,545	5,917,059	(a)
GTx Inc.	1,449	9,563	(a)
Halozyme Therapeutics Inc.	4,285	34,023	(a)
Hyperion Therapeutics Inc.	426	9,372	(a)
Idenix Pharmaceuticals Inc.	4,395	15,866	(a)
ImmunoGen Inc.	3,594	59,624	(a)
Immunomedics Inc.	3,231	17,577	(a)
Infinity Pharmaceuticals Inc.	2,053	33,361	(a)
Insmed Inc.	1,155	13,814	(a)
Intercept Pharmaceuticals Inc.	238	10,672	(a)
InterMune Inc.	3,715	35,738	(a)
Ironwood Pharmaceuticals Inc.	3,970	39,502	(a)
Isis Pharmaceuticals Inc.	4,913	132,012	(a)
Keryx Biopharmaceuticals Inc.	3,614	26,997	(a)
KYTHERA Biopharmaceuticals Inc.	451	12,200	(a)
Lexicon Pharmaceuticals Inc.	10,439	22,653	(a)
Ligand Pharmaceuticals Inc.	833	31,171	(a)
Manhattan Pharmaceuticals Inc.	800	5,112	(a)
MannKind Corp.	6,483	42,139	(a)
Marshall Edwards Inc.	698	4,977	(a)
Merrimack Pharmaceuticals Inc.	3,623	24,383	(a)
MiMedx Group Inc.	3,602	25,430	(a)
Momenta Pharmaceuticals Inc.	2,205	33,207	(a)
Nanosphere Inc.	1,489	4,571	(a)
Neurocrine Biosciences Inc.	3,119	41,732	(a)
NewLink Genetics Corp.	632	12,463	(a)
Novavax Inc.	4,781	9,801	(a)
NPS Pharmaceuticals Inc.	4,383	66,183	(a)
OncoGenex Pharmaceutical Inc.	693	6,791	(a)
Opko Health Inc.	6,039	42,877	(a)
Orexigen Therapeutics Inc.	4,331	25,336	(a)
Osiris Therapeutics Inc.	811	8,167	(a)
OvaScience Inc.	352	4,833	(a)
PDL BioPharma Inc.	6,008	46,382
Peregrine Pharmaceuticals Inc.	5,398	6,963	(a)
Portola Pharmaceuticals Inc.	352	8,649	(a)
Progenics Pharmaceuticals Inc.	2,247	10,022	(a)
Puma Biotechnology Inc.	957	42,462	(a)
Raptor Pharmaceutical Corp.	2,509	23,459	(a)
Receptos Inc.	264	5,251	(a)
Regeneron Pharmaceuticals Inc.	5,773	1,298,232	(a)
Regulus Therapeutics Inc.	206	2,021	(a)
Repligen Corp.	1,443	11,890	(a)
Rigel Pharmaceuticals Inc.	4,052	13,534	(a)
RXi Pharmaceuticals Corp.	3,077	6,831	(a)
Sangamo Biosciences Inc.	2,517	19,658	(a)
Sarepta Therapeutics Inc.	1,405	53,460	(a)
SIGA Technologies Inc.	1,586	4,504	(a)
Spectrum Pharmaceuticals Inc.	2,791	20,821
Stemline Therapeutics Inc.	334	7,963	(a)
Sunesis Pharmaceuticals Inc.	1,624	8,461	(a)
Synageva BioPharma Corp.	699	29,358	(a)
Synergy Pharmaceuticals Inc.	3,085	13,327	(a)
Synta Pharmaceuticals Corp.	1,948	9,721	(a)
Targacept Inc.	1,463	6,247	(a)

TESARO Inc.	538	17,614	(a)
Tetraphase Pharmaceuticals Inc.	635	4,464	(a)
Threshold Pharmaceuticals Inc.	2,329	12,251	(a)
Trius Therapeutics Inc.	1,917	15,566	(a)
United Therapeutics Corp.	2,081	136,971	(a)
Vanda Pharmaceuticals Inc.	1,558	12,589	(a)
Verastem Inc.	766	10,632	(a)
Vertex Pharmaceuticals Inc.	9,788	781,768	(a)
Vical Inc.	3,722	11,650	(a)
XOMA Corp.	2,201	7,990	(a)
ZIOPHARM Oncology Inc.	3,260	6,846	(a)
		24,919,369

Brewers—0.0%*
Craft Brew Alliance Inc.	504	4,153	(a)
Molson Coors Brewing Co.	11,945	571,688
The Boston Beer Company Inc.	368	62,796	(a)
		638,637

Broadcasting—0.2%
Beasley Broadcasting Group Inc.	203	1,701
Belo Corp.	4,520	63,054
CBS Corp.	43,214	2,111,868
Central European Media Enterprises Ltd.	3,366	11,141	(a)
Crown Media Holdings Inc.	2,017	4,982	(a)
Cumulus Media Inc.	3,137	10,634	(a)
Discovery Communications Inc.	18,536	1,431,165	(a)
Entercom Communications Corp.	1,218	11,498	(a)
Entravision Communications Corp.	2,488	15,301
Fisher Communications Inc.	390	16,021
Gray Television Inc.	2,121	15,271	(a)
Hemisphere Media Group Inc.	363	4,973	(a)
LIN TV Corp.	1,180	18,054	(a)
Media General Inc.	739	8,151	(a)
Nexstar Broadcasting Group Inc.	1,292	45,814
Saga Communications Inc.	219	10,054
Salem Communications Corp.	529	3,962
Scripps Networks Interactive Inc.	6,438	429,801
Sinclair Broadcast Group Inc.	3,048	89,550
		4,302,995

Building Products—0.1%
AAON Inc.	839	27,754
American Woodmark Corp.	489	16,968	(a)
Apogee Enterprises Inc.	1,368	32,832
Builders FirstSource Inc.	2,332	13,945
Fortune Brands Home & Security Inc.	7,400	286,676
Gibraltar Industries Inc.	1,432	20,850	(a)
Griffon Corp.	2,158	24,277
Insteel Industries Inc.	826	14,472
Lennox International Inc.	2,104	135,792
Masco Corp.	27,276	531,609
NCI Building Systems Inc.	927	14,174	(a)
Nortek Inc.	427	27,512	(a)
Patrick Industries Inc.	264	5,489	(a)
PGT Inc.	1,280	11,098	(a)
Ply Gem Holdings Inc.	673	13,500	(a)
Quanex Building Products Corp.	1,796	30,245

Simpson Manufacturing Company Inc.	1,862	54,780
Trex Company Inc.	717	34,050	(a)
Universal Forest Products Inc.	898	35,848
USG Corp.	2,921	67,329	(a)
		1,399,200

Cable & Satellite—0.5%
AMC Networks Inc.	2,624	171,636	(a)
Cablevision Systems Corp.	16,596	279,145
Comcast Corp.	199,441	8,352,589
DIRECTV	42,300	2,606,526	(a)
Loral Space & Communications Inc.	582	34,908
Time Warner Cable Inc.	22,035	2,478,497
		13,923,301

Casinos & Gaming—0.1%
Ameristar Casinos Inc.	1,371	36,044
Bally Technologies Inc.	1,723	97,212	(a)
Boyd Gaming Corp.	2,650	29,945	(a)
Caesars Entertainment Corp.	1,797	24,619	(a)
Churchill Downs Inc.	577	45,496
International Game Technology	19,629	328,001
Isle of Capri Casinos Inc.	998	7,485	(a)
Monarch Casino & Resort Inc.	405	6,828	(a)
Multimedia Games Holding Company Inc.	1,275	33,239	(a)
Pinnacle Entertainment Inc.	2,498	49,136	(a)
Scientific Games Corp.	4,383	49,309	(a)
SHFL Entertainment Inc.	2,531	44,824	(a)
WMS Industries Inc.	4,703	119,973	(a)
Wynn Resorts Ltd.	6,030	771,840
		1,643,951

Catalog Retail—0.0%*
HSN Inc.	3,136	168,465

Coal & Consumable Fuels—0.0%*
Alpha Natural Resources Inc.	19,213	100,676	(a)
Arch Coal Inc.	19,534	73,838
Cloud Peak Energy Inc.	2,824	46,540	(a)
CONSOL Energy Inc.	17,174	465,415
Hallador Energy Co.	188	1,513
KiOR Inc.	2,334	13,327	(a)
L&L Energy Inc.	1,397	5,001	(a)
Peabody Energy Corp.	20,643	302,214
Solazyme Inc.	2,179	25,538	(a)
Uranium Energy Corp.	4,254	7,615	(a)
Ur-Energy Inc.	3,907	5,235	(a)
Westmoreland Coal Co.	549	6,165	(a)
		1,053,077

Commercial Printing—0.0%*
Cenveo Inc.	2,794	5,951	(a)
Consolidated Graphics Inc.	354	16,642	(a)
Courier Corp.	418	5,969
Deluxe Corp.	4,562	158,073
Ennis Inc.	1,147	19,832
InnerWorkings Inc.	1,929	20,930	(a)
Multi-Color Corp.	580	17,597

Quad/Graphics Inc.	1,192	28,727
RR Donnelley & Sons Co.	8,216	115,106
		388,827

Commodity Chemicals—0.1%
Arabian American Development Co.	1,060	9,222	(a)
Axiall Corp.	3,053	129,997
Cabot Corp.	2,661	99,575
Calgon Carbon Corp.	2,279	38,014	(a)
Hawkins Inc.	385	15,165
Koppers Holdings Inc.	945	36,080
LyondellBasell Industries N.V.	28,841	1,911,005
Tredegar Corp.	1,136	29,195
		2,268,253

Communications Equipment—0.8%
ADTRAN Inc.	5,196	127,873
Alliance Fiber Optic Products Inc.	243	4,862
Anaren Inc.	572	13,122	(a)
ARRIS Group Inc.	5,224	74,964	(a)
Aruba Networks Inc.	5,182	79,596	(a)
Aviat Networks Inc.	2,985	7,821	(a)
Bel Fuse Inc.	494	6,644
Black Box Corp.	765	19,370
CalAmp Corp.	1,404	20,498	(a)
Calix Inc.	1,881	18,998	(a)
Ciena Corp.	9,021	175,188	(a)
Cisco Systems Inc.	404,820	9,841,174
Comtech Telecommunications Corp.	807	21,700
Digi International Inc.	1,109	10,391	(a)
Emulex Corp.	4,126	26,902	(a)
Extreme Networks	4,405	15,197	(a)
F5 Networks Inc.	6,021	414,245	(a)
Finisar Corp.	4,273	72,427	(a)
Globecomm Systems Inc.	1,024	12,943	(a)
Harmonic Inc.	5,049	32,061	(a)
Harris Corp.	8,292	408,381
Infinera Corp.	5,128	54,716	(a)
InterDigital Inc.	3,620	161,633
Ixia	2,373	43,663	(a)
JDS Uniphase Corp.	17,956	258,207	(a)
Juniper Networks Inc.	38,322	739,998	(a)
KVH Industries Inc.	705	9,384	(a)
Motorola Solutions Inc.	20,569	1,187,448
NETGEAR Inc.	1,757	53,659	(a)
Numerex Corp.	468	5,223	(a)
Oplink Communications Inc.	866	15,042	(a)
Parkervision Inc.	3,846	17,499	(a)
PC-Tel Inc.	792	6,716
Plantronics Inc.	3,723	163,514
Polycom Inc.	7,696	81,116	(a)
Procera Networks Inc.	904	12,412	(a)
Qualcomm Inc.	130,881	7,994,211
Riverbed Technology Inc.	7,172	111,596	(a)
Ruckus Wireless Inc.	1,766	22,622	(a)
ShoreTel Inc.	2,288	9,221	(a)
Sonus Networks Inc.	9,715	29,242	(a)
Symmetricom Inc.	1,858	8,342	(a)

Tellabs Inc.	13,551	26,831
Tessco Technologies Inc.	239	6,310
Ubiquiti Networks Inc.	558	9,787
ViaSat Inc.	1,783	127,413	(a)
Westell Technologies Inc.	2,041	4,878	(a)
		22,565,040

Computer & Electronics Retail—0.0%*
Best Buy Company Inc.	20,350	556,166
Conn’s Inc.	992	51,346	(a)
GameStop Corp.	8,910	374,487
hhgregg Inc.	432	6,899	(a)
RadioShack Corp.	4,983	15,746
Rent-A-Center Inc.	5,142	193,082
Systemax Inc.	471	4,432
		1,202,158

Computer Hardware—1.2%
3D Systems Corp.	4,074	178,849	(a)
Apple Inc.	71,099	28,160,892
Avid Technology Inc.	1,449	8,520	(a)
Cray Inc.	1,736	34,095	(a)
Dell Inc.	111,197	1,484,480
Diebold Inc.	2,869	96,657
Hewlett-Packard Co.	146,059	3,622,263
NCR Corp.	7,224	238,320	(a)
Silicon Graphics International Corp.	1,551	20,752	(a)
Super Micro Computer Inc.	1,410	15,002	(a)
		33,859,830

Computer Storage & Peripherals—0.3%
Datalink Corp.	673	7,161	(a)
Electronics for Imaging Inc.	2,114	59,805	(a)
EMC Corp.	159,020	3,756,052
Fusion-io Inc.	3,223	45,896	(a)
Hutchinson Technology Inc.	1,009	4,773	(a)
Imation Corp.	1,463	6,188	(a)
Immersion Corp.	1,415	18,749	(a)
Intermec Inc.	2,878	28,291	(a)
Lexmark International Inc.	2,842	86,880
NetApp Inc.	27,242	1,029,203	(a)
QLogic Corp.	3,966	37,915	(a)
Quantum Corp.	10,954	15,007	(a)
SanDisk Corp.	18,439	1,126,623	(a)
Seagate Technology PLC	24,141	1,082,241
STEC Inc.	1,783	11,982	(a)
Synaptics Inc.	1,376	53,059	(a)
Western Digital Corp.	16,108	1,000,146
		8,369,971

Construction & Engineering—0.1%
AECOM Technology Corp.	4,636	147,378	(a)
Aegion Corp.	1,844	41,508	(a)
Ameresco Inc.	976	8,794	(a)
Argan Inc.	510	7,956
Comfort Systems USA Inc.	1,435	21,410
Dycom Industries Inc.	1,363	31,540	(a)
EMCOR Group Inc.	2,909	118,251

Fluor Corp.	12,279	728,267
Furmanite Corp.	1,925	12,878	(a)
Granite Construction Inc.	3,286	97,791
Great Lakes Dredge & Dock Corp.	2,930	22,913
Jacobs Engineering Group Inc.	9,977	550,032	(a)
KBR Inc.	6,616	215,020
Layne Christensen Co.	931	18,164	(a)
MasTec Inc.	2,585	85,046	(a)
Michael Baker Corp.	412	11,169
MYR Group Inc.	981	19,080	(a)
Northwest Pipe Co.	407	11,355	(a)
Orion Marine Group Inc.	1,370	16,563	(a)
Pike Electric Corp.	1,321	16,248
Primoris Services Corp.	1,439	28,377
Quanta Services Inc.	15,969	422,540	(a)
Sterling Construction company Inc.	843	7,638	(a)
Tutor Perini Corp.	1,700	30,753	(a)
URS Corp.	3,449	162,862
		2,833,533

Construction & Farm Machinery—0.4%
Accuride Corp.	1,301	6,583	(a)
AGCO Corp.	4,297	215,666
Alamo Group Inc.	306	12,491
American Railcar Industries Inc.	465	15,582
Astec Industries Inc.	923	31,650
Caterpillar Inc.	49,806	4,108,497
Commercial Vehicle Group Inc.	1,161	8,661	(a)
Cummins Inc.	13,343	1,447,182
Deere & Co.	29,438	2,391,837
Douglas Dynamics Inc.	1,031	13,382
Federal Signal Corp.	2,989	26,154	(a)
FreightCar America Inc.	547	9,294
Greenbrier Companies Inc.	1,114	27,148	(a)
Lindsay Corp.	587	44,013
Joy Global Inc.	8,133	394,694
Manitex International Inc.	476	5,212	(a)
Meritor Inc.	4,588	32,345	(a)
Miller Industries Inc.	362	5,568
Oshkosh Corp.	3,953	150,095	(a)
PACCAR Inc.	26,714	1,433,473
Terex Corp.	4,914	129,238	(a)
Titan International Inc.	2,231	37,637
Trinity Industries Inc.	3,591	138,038
Twin Disc Inc.	430	10,191
Wabash National Corp.	3,221	32,790	(a)
Wabtec Corp.	4,234	226,223
		10,953,644

Construction Materials—0.0%*
Eagle Materials Inc.	2,093	138,703
Headwaters Inc.	3,011	26,617	(a)
Martin Marietta Materials Inc.	2,083	205,009
Texas Industries Inc.	952	62,013	(a)
United States Lime & Minerals Inc.	54	2,822	(a)
US Concrete Inc.	487	7,997	(a)
Vulcan Materials Co.	9,939	481,147
		924,308

Consumer Electronics—0.0%*
Garmin Ltd.	8,221	297,271
Harman International Industries Inc.	5,203	282,003
Skullcandy Inc.	747	4,079	(a)
Universal Electronics Inc.	662	18,622	(a)
Zagg Inc.	1,216	6,506	(a)
		608,481

Consumer Finance—0.4%
American Express Co.	72,392	5,412,026
Capital One Financial Corp.	44,254	2,779,594
Cash America International Inc.	1,251	56,870
Consumer Portfolio Services Inc.	725	5,322	(a)
Credit Acceptance Corp.	313	32,881	(a)
DFC Global Corp.	1,676	23,146	(a)
Discover Financial Services	37,138	1,769,254
Encore Capital Group Inc.	998	33,044	(a)
Ezcorp Inc.	2,253	38,031	(a)
First Cash Financial Services Inc.	1,331	65,499	(a)
Green Dot Corp.	1,151	22,962	(a)
Imperial Holdings Inc.	725	4,966	(a)
Nelnet Inc.	1,010	36,451
Netspend Holdings Inc.	1,411	22,534	(a)
Nicholas Financial Inc.	513	7,757
Portfolio Recovery Associates Inc.	752	115,530	(a)
Regional Management Corp.	253	6,325	(a)
SLM Corp.	33,627	768,713
The First Marblehead Corp.	4,202	4,958	(a)
World Acceptance Corp.	409	35,558	(a)
		11,241,421

Data Processing & Outsourced Services—0.7%
Alliance Data Systems Corp.	2,212	400,438	(a)
Automatic Data Processing Inc.	36,796	2,533,773
Blackhawk Network Holdings Inc.	439	10,185	(a)
Broadridge Financial Solutions Inc.	5,418	144,010
Cardtronics Inc.	2,039	56,276	(a)
Cass Information Systems Inc.	446	20,561
Computer Sciences Corp.	11,306	494,864
Convergys Corp.	9,407	163,964
CoreLogic Inc.	4,419	102,388	(a)
CSG Systems International Inc.	1,535	33,309	(a)
DST Systems Inc.	1,355	88,522
Euronet Worldwide Inc.	2,149	68,467	(a)
ExlService Holdings Inc.	1,388	41,029	(a)
Fidelity National Information Services Inc.	22,162	949,420
First American Financial Corp.	9,790	215,772
Fiserv Inc.	10,092	882,142	(a)
Global Cash Access Holdings Inc.	2,705	16,933	(a)
Global Payments Inc.	3,454	159,989
Heartland Payment Systems Inc.	1,593	59,339
Higher One Holdings Inc.	1,531	17,821	(a)
Jack Henry & Associates Inc.	3,751	176,785
Lender Processing Services Inc.	3,868	125,130
Mastercard Inc.	7,919	4,549,466
MAXIMUS Inc.	1,487	110,752
ModusLink Global Solutions Inc.	1,966	6,252	(a)

MoneyGram International Inc.	860	19,479	(a)
NeuStar Inc.	2,943	143,265	(a)
Paychex Inc.	24,469	893,608
PRGX Global Inc.	1,097	6,023	(a)
Sykes Enterprises Inc.	1,757	27,690	(a)
Syntel Inc.	699	43,946
TeleTech Holdings Inc.	781	18,299	(a)
The Western Union Co.	42,172	721,563
Total System Services Inc.	12,098	296,159
VeriFone Systems Inc.	4,832	81,226	(a)
Visa Inc.	38,386	7,015,042
WEX Inc.	3,455	264,999	(a)
		20,958,886

Department Stores—0.1%
JC Penney Company Inc.	10,657	182,022	(a)
Kohl’s Corp.	15,425	779,117
Macy’s Inc.	29,051	1,394,448
Nordstrom Inc.	11,291	676,783
Saks Inc.	9,129	124,520	(a)
The Bon-Ton Stores Inc.	645	11,642
		3,168,532

Distillers & Vintners—0.1%
Beam Inc.	12,117	764,704
Brown-Forman Corp.	11,453	773,650
Constellation Brands Inc.	11,681	608,814	(a)
		2,147,168

Distributors—0.1%
Core-Mark Holding company Inc.	496	31,496
Genuine Parts Co.	11,706	913,887
LKQ Corp.	13,228	340,621	(a)
Pool Corp.	2,049	107,388
VOXX International Corp.	797	9,779	(a)
Weyco Group Inc.	182	4,586
		1,407,757

Diversified Capital Markets—0.0%*
HFF Inc.	1,560	27,721
JMP Group Inc.	860	5,710
		33,431

Diversified Chemicals—0.4%
Eastman Chemical Co.	11,775	824,368
EI du Pont de Nemours & Co.	69,712	3,659,880
FMC Corp.	10,376	633,559
LSB Industries Inc.	866	26,335	(a)
Olin Corp.	7,067	169,043
Penford Corp.	371	4,968	(a)
PPG Industries Inc.	10,795	1,580,496
The Dow Chemical Co.	91,631	2,947,769
		9,846,418

Diversified Financial Services—2.0%
Banco Latinoamericano de Comercio Exterior S.A.	1,337	29,935
Bank of America Corp.	816,519	10,500,434
Citigroup Inc.	230,490	11,056,605

Comerica Inc.	14,108	561,922
JPMorgan Chase & Co.	286,281	15,112,774
U.S. Bancorp	140,087	5,064,145
Wells Fargo & Co.	373,100	15,397,837
		57,723,652

Diversified Metals & Mining—0.1%
AMCOL International Corp.	1,165	36,919
Compass Minerals International Inc.	1,477	124,851
Freeport-McMoRan Copper & Gold Inc.	78,779	2,175,088
General Moly Inc.	3,296	6,164	(a)
Globe Specialty Metals Inc.	2,848	30,958
Horsehead Holding Corp.	2,040	26,132	(a)
Materion Corp.	952	25,790
Molycorp Inc.	5,157	31,973	(a)
RTI International Metals Inc.	1,404	38,905	(a)
U.S. Silica Holdings Inc.	890	18,494
Walter Energy Inc.	2,619	27,238
		2,542,512

Diversified Real Estate Activities—0.0%*
Alexander & Baldwin Inc.	3,873	153,952	(a)
Consolidated-Tomoka Land Co.	313	11,944
Tejon Ranch Co.	627	17,863	(a)
		183,759

Diversified REITs—0.1%
American Assets Trust Inc.	1,533	47,308
American Realty Capital Properties Inc.	7,015	107,049
Armada Hoffler Properties Inc.	699	8,234
CapLease Inc.	4,028	33,996
Chambers Street Properties	10,951	109,510
Cousins Properties Inc.	4,969	50,187
Duke Realty Corp.	14,585	227,380
First Potomac Realty Trust	2,464	32,180
Gladstone Commercial Corp.	464	8,649
Investors Real Estate Trust	4,426	38,064
Lexington Realty Trust	7,410	86,549
Liberty Property Trust	5,466	202,023
One Liberty Properties Inc.	581	12,759
PS Business Parks Inc.	827	59,685
RAIT Financial Trust	2,604	19,582
Select Income	808	22,656
Spirit Realty Capital Inc.	2,544	45,080
Vornado Realty Trust	12,923	1,070,671
Washington Real Estate Investment Trust	2,951	79,411
Whitestone	647	10,197
Winthrop Realty Trust	1,382	16,625
		2,287,795

Diversified Support Services—0.0%*
Cintas Corp.	7,938	361,497
Copart Inc.	4,662	143,590	(a)
EnerNOC Inc.	1,175	15,581	(a)
G&K Services Inc.	856	40,746
Healthcare Services Group Inc.	3,117	76,429
Intersections Inc.	448	3,929
Iron Mountain Inc.	12,872	342,524

McGrath RentCorp.	1,104	37,713
Mobile Mini Inc.	1,761	58,377	(a)
Performant Financial Corp.	895	10,373	(a)
Schawk Inc.	561	7,366
TMS International Corp.	535	7,934
UniFirst Corp.	639	58,309
Viad Corp.	952	23,343
		1,187,711

Drug Retail—0.3%
CVS Caremark Corp.	92,734	5,302,530
Rite Aid Corp.	32,132	91,898	(a)
Walgreen Co.	65,316	2,886,967
		8,281,395

Education Services—0.0%*
American Public Education Inc.	820	30,471	(a)
Apollo Group Inc.	4,445	78,765	(a)
Bridgepoint Education Inc.	854	10,402	(a)
Bright Horizons Family Solutions Inc.	458	15,897	(a)
Capella Education Co.	442	18,409	(a)
Career Education Corp.	2,617	7,589	(a)
Corinthian Colleges Inc.	3,738	8,373	(a)
DeVry Inc.	2,505	77,705
Education Management Corp.	1,465	8,233	(a)
Grand Canyon Education Inc.	1,983	63,912	(a)
ITT Educational Services Inc.	976	23,814	(a)
K12 Inc.	1,243	32,654	(a)
Lincoln Educational Services Corp.	1,225	6,456
Strayer Education Inc.	937	45,754
Universal Technical Institute Inc.	1,025	10,588
		439,022

Electric Utilities—0.8%
ALLETE Inc.	1,752	87,337
American Electric Power Company Inc.	36,922	1,653,367
Cleco Corp.	5,361	248,912
Duke Energy Corp.	53,462	3,608,685
Edison International	24,626	1,185,988
El Paso Electric Co.	1,709	60,345
Entergy Corp.	13,462	938,032
Exelon Corp.	64,937	2,005,255
FirstEnergy Corp.	31,609	1,180,280
Great Plains Energy Inc.	6,644	149,756
Hawaiian Electric Industries Inc.	4,282	108,377
IDACORP Inc.	4,391	209,714
MGE Energy Inc.	1,043	57,115
NextEra Energy Inc.	32,169	2,621,130
Northeast Utilities	23,760	998,395
NV Energy Inc.	10,661	250,107
OGE Energy Corp.	4,337	295,783
Otter Tail Corp.	1,660	47,144
Pepco Holdings Inc.	19,022	383,484
Pinnacle West Capital Corp.	8,403	466,114
PNM Resources Inc.	7,232	160,478
Portland General Electric Co.	3,341	102,201
PPL Corp.	44,880	1,358,069
The Empire District Electric Co.	1,943	43,348

The Southern Co.	65,937	2,909,800
UIL Holdings Corp.	2,213	84,647
Unitil Corp.	533	15,393
UNS Energy Corp.	1,890	84,540
Westar Energy Inc.	5,645	180,414
Xcel Energy Inc.	37,677	1,067,766
		22,561,976

Electrical Components & Equipment—0.4%
Acuity Brands Inc.	3,842	290,148
Aeroflex Holding Corp.	1,034	8,158	(a)
American Superconductor Corp.	2,052	5,417	(a)
AMETEK Inc.	10,816	457,517
Amphenol Corp.	12,071	940,814
Audience Inc.	309	4,082	(a)
Belden Inc.	1,939	96,814
Brady Corp.	1,978	60,784
Coleman Cable Inc.	331	5,978
Corning Inc.	111,934	1,592,821
DTS Inc.	875	18,007	(a)
Eaton Corp PLC	35,841	2,358,696
Emerson Electric Co.	54,389	2,966,376
Encore Wire Corp.	863	29,428
EnerSys Inc.	2,097	102,837
Enphase Energy Inc.	543	4,197	(a)
Franklin Electric Company Inc.	2,124	71,473
FuelCell Energy Inc.	5,264	6,685	(a)
Generac Holdings Inc.	2,327	86,122
General Cable Corp.	4,403	135,392
GrafTech International Ltd.	4,904	35,701	(a)
Hubbell Inc.	2,344	232,056
II-VI Inc.	1,994	32,422	(a)
InvenSense Inc.	2,386	36,697	(a)
Littelfuse Inc.	993	74,088
LSI Industries Inc.	890	7,200
Nexxus Lighting Inc.	1,401	5,604	(a)
Polypore International Inc.	2,022	81,487	(a)
Powell Industries Inc.	373	19,265	(a)
Power-One Inc.	3,207	20,268	(a)
Preformed Line Products Co.	88	5,835
Regal-Beloit Corp.	2,002	129,810
Rockwell Automation Inc.	10,568	878,624
Rogers Corp.	742	35,111	(a)
Roper Industries Inc.	7,475	928,545
Thermon Group Holdings Inc.	1,171	23,888	(a)
Universal Display Corp.	1,852	52,060	(a)
Vicor Corp.	939	6,432	(a)
Vishay Intertechnology Inc.	5,864	81,451	(a)
		11,928,290

Electronic Equipment & Instruments—0.0%*
Badger Meter Inc.	678	30,205
Checkpoint Systems Inc.	1,909	27,089	(a)
Cognex Corp.	1,976	89,355
Coherent Inc.	1,082	59,586
Daktronics Inc.	1,743	17,883
Electro Scientific Industries Inc.	1,081	11,632

FARO Technologies Inc.	782	26,447	(a)
FEI Co.	1,669	121,820
FLIR Systems Inc.	10,851	292,651
GSI Group Inc.	1,378	11,079	(a)
Itron Inc.	3,396	144,092	(a)
Mesa Laboratories Inc.	80	4,330
MTS Systems Corp.	731	41,375
National Instruments Corp.	4,206	117,516
Newport Corp.	1,769	24,642	(a)
OSI Systems Inc.	919	59,202	(a)
RealD Inc.	1,946	27,049	(a)
Rofin-Sinar Technologies Inc.	1,314	32,771	(a)
Vishay Precision Group Inc.	463	7,010	(a)
		1,145,734

Electronic Manufacturing Services—0.0%*
Benchmark Electronics Inc.	2,200	44,220	(a)
CTS Corp.	1,619	22,083
Jabil Circuit Inc.	13,937	284,036
Kemet Corp.	2,225	9,145	(a)
Maxwell Technologies Inc.	1,433	10,246	(a)
Measurement Specialties Inc.	691	32,152	(a)
Mercury Systems Inc.	1,508	13,904	(a)
Methode Electronics Inc.	1,758	29,904
Molex Inc.	10,459	306,867
Multi-Fineline Electronix Inc.	410	6,072	(a)
Neonode Inc.	1,169	6,956	(a)
Park Electrochemical Corp.	944	22,665
Plexus Corp.	1,384	41,368	(a)
Radisys Corp.	1,236	5,945	(a)
Sanmina Corp.	3,820	54,817	(a)
Trimble Navigation Ltd.	11,246	292,508	(a)
TTM Technologies Inc.	2,434	20,446	(a)
Uni-Pixel Inc.	405	5,958	(a)
Viasystems Group Inc.	201	2,318	(a)
Zygo Corp.	736	11,636	(a)
		1,223,246

Environmental & Facilities Services—0.1%
ABM Industries Inc.	2,463	60,368
Acorn Energy Inc.	821	6,929
Casella Waste Systems Inc.	1,882	8,111	(a)
Ceco Environmental Corp.	332	4,084
Clean Harbors Inc.	2,355	118,998	(a)
Heritage-Crystal Clean Inc.	322	4,704	(a)
Republic Services Inc.	22,466	762,496
Rollins Inc.	2,817	72,960
Standard Parking Corp.	649	13,928	(a)
Stericycle Inc.	6,498	717,574	(a)
Swisher Hygiene Inc.	3,876	3,333	(a)
Team Inc.	901	34,103	(a)
Tetra Tech Inc.	2,913	68,485	(a)
TRC Companies Inc.	815	5,705	(a)
US Ecology Inc.	865	23,736
Waste Connections Inc.	5,399	222,115
Waste Management Inc.	33,294	1,342,747
		3,470,376

Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	1,287	30,154
CF Industries Holdings Inc.	4,482	768,663
Intrepid Potash Inc.	4,567	87,001
Monsanto Co.	40,393	3,990,828
The Mosaic Co.	20,913	1,125,329
The Scotts Miracle-Gro Co.	1,741	84,108
		6,086,083

Food Distributors—0.1%
Nash Finch Co.	518	11,401
Spartan Stores Inc.	943	17,389
Sysco Corp.	44,965	1,536,004
The Andersons Inc.	848	45,105
The Chefs’ Warehouse Inc.	510	8,772	(a)
United Natural Foods Inc.	4,326	233,561	(a)
		1,852,232

Food Retail—0.1%
Arden Group Inc.	48	5,299
Casey’s General Stores Inc.	1,678	100,948
Fairway Group Holdings Corp.	674	16,291	(a)
Harris Teeter Supermarkets Inc.	4,328	202,810
Ingles Markets Inc.	503	12,701
Natural Grocers by Vitamin Cottage Inc.	329	10,199	(a)
Roundy’s Inc.	1,044	8,697
Safeway Inc.	18,329	433,664
SUPERVALU Inc.	17,832	110,915
Susser Holdings Corp.	810	38,783	(a)
The Kroger Co.	39,465	1,363,121
The Pantry Inc.	1,076	13,106	(a)
Village Super Market Inc.	234	7,743
Weis Markets Inc.	487	21,949
Whole Foods Market Inc.	26,046	1,340,848
		3,687,074

Footwear—0.1%
Crocs Inc.	3,827	63,146	(a)
Deckers Outdoor Corp.	1,538	77,684	(a)
NIKE Inc.	54,825	3,491,256
RG Barry Corp.	290	4,710
Skechers U.S.A. Inc.	1,765	42,378	(a)
Steven Madden Ltd.	1,797	86,939	(a)
Wolverine World Wide Inc.	2,229	121,726
		3,887,839

Forest Products—0.0%*
Boise Cascade Co.	574	14,585	(a)
Deltic Timber Corp.	481	27,811
Louisiana-Pacific Corp.	12,209	180,571	(a)
		222,967

Gas Utilities—0.1%
AGL Resources Inc.	9,018	386,511
Atmos Energy Corp.	4,121	169,208
Chesapeake Utilities Corp.	423	21,780
Delta Natural Gas Co Inc.	312	6,630
National Fuel Gas Co.	3,675	212,966

New Jersey Resources Corp.	1,807	75,045
Northwest Natural Gas Co.	1,217	51,698
ONEOK Inc.	15,689	648,113
Piedmont Natural Gas Company Inc.	3,349	112,995
Questar Corp.	7,807	186,197
South Jersey Industries Inc.	1,397	80,202
Southwest Gas Corp.	2,014	94,235
The Laclede Group Inc.	1,601	73,102
UGI Corp.	5,127	200,517
WGL Holdings Inc.	4,444	192,070
		2,511,269

General Merchandise Stores—0.2%
Big Lots Inc.	2,583	81,442	(a)
Dollar General Corp.	22,857	1,152,679	(a)
Dollar Tree Inc.	16,946	861,535	(a)
Family Dollar Stores Inc.	7,195	448,320
Fred’s Inc.	1,595	24,707
Gordmans Stores Inc.	393	5,349	(a)
Target Corp.	48,599	3,346,527
Tuesday Morning Corp.	1,986	20,595	(a)
		5,941,154

Gold—0.1%
Allied Nevada Gold Corp.	4,483	29,050	(a)
Gold Resource Corp.	1,642	14,302
Midway Gold Corp.	4,001	3,773	(a)
Newmont Mining Corp.	37,543	1,124,413
Royal Gold Inc.	2,895	121,822
		1,293,360

Healthcare Distributors—0.2%
AmerisourceBergen Corp.	17,579	981,436
Cardinal Health Inc.	25,969	1,225,737
Henry Schein Inc.	3,871	370,648	(a)
McKesson Corp.	17,161	1,964,935
MWI Veterinary Supply Inc.	567	69,877	(a)
Owens & Minor Inc.	5,520	186,741
Patterson Companies Inc.	6,407	240,903
PharMerica Corp.	1,338	18,545	(a)
		5,058,822

Healthcare Equipment—0.9%
Abaxis Inc.	994	47,225
Abbott Laboratories	118,063	4,118,037
ABIOMED Inc.	1,613	34,776	(a)
Accuray Inc.	3,372	19,355	(a)
Alphatec Holdings Inc.	2,440	5,002	(a)
Analogic Corp.	560	40,785
AngioDynamics Inc.	1,076	12,137	(a)
ArthroCare Corp.	1,277	44,095	(a)
AtriCure Inc.	744	7,068	(a)
Baxter International Inc.	41,044	2,843,118
Becton Dickinson and Co.	14,759	1,458,632
Biolase Inc.	1,401	5,016	(a)
Boston Scientific Corp.	102,604	951,139	(a)
Cantel Medical Corp.	982	33,260
Cardiovascular Systems Inc.	1,031	21,857	(a)

CareFusion Corp.	16,506	608,246	(a)
CONMED Corp.	1,259	39,331
Covidien PLC	35,672	2,241,628
CR Bard Inc.	5,636	612,520
CryoLife Inc.	1,284	8,038
Cutera Inc.	566	4,981	(a)
Cyberonics Inc.	1,265	65,729	(a)
Cynosure Inc.	840	21,838	(a)
DexCom Inc.	3,179	71,369	(a)
Edwards Lifesciences Corp.	8,583	576,778	(a)
Exactech Inc.	337	6,656	(a)
GenMark Diagnostics Inc.	1,212	12,532	(a)
Globus Medical Inc.	2,309	38,930	(a)
Greatbatch Inc.	1,045	34,266	(a)
HeartWare International Inc.	719	68,384	(a)
Hill-Rom Holdings Inc.	2,693	90,700
Hologic Inc.	11,976	231,137	(a)
IDEXX Laboratories Inc.	2,414	216,729	(a)
Insulet Corp.	2,366	74,316	(a)
Integra LifeSciences Holdings Corp.	882	32,308	(a)
Intuitive Surgical Inc.	3,033	1,536,457	(a)
Invacare Corp.	1,456	20,908
MAKO Surgical Corp.	1,884	22,702	(a)
Masimo Corp.	4,257	90,249
Medtronic Inc.	76,613	3,943,271
Natus Medical Inc.	1,335	18,223	(a)
Navidea Biopharmaceuticals Inc.	4,620	12,335	(a)
NuVasive Inc.	2,026	50,225	(a)
NxStage Medical Inc.	2,789	39,827	(a)
Orthofix International N.V.	844	22,704	(a)
PhotoMedex Inc.	544	8,671	(a)
ResMed Inc.	6,430	290,186
Rockwell Medical Technologies Inc.	2,445	8,826	(a)
Solta Medical Inc.	3,403	7,759	(a)
St Jude Medical Inc.	21,382	975,661
STERIS Corp.	5,270	225,978
Stryker Corp.	21,708	1,404,073
SurModics Inc.	597	11,946	(a)
Symmetry Medical Inc.	1,705	14,356	(a)
Teleflex Inc.	1,817	140,799
Thoratec Corp.	5,103	159,775	(a)
Tornier N.V.	1,051	18,393	(a)
Varian Medical Systems Inc.	8,203	553,292	(a)
Volcano Corp.	2,449	44,400	(a)
Wright Medical Group Inc.	1,799	47,152	(a)
Zeltiq Aesthetics Inc.	945	6,039	(a)
Zimmer Holdings Inc.	12,801	959,307
		25,331,432

Healthcare Facilities—0.1%
Acadia Healthcare Company Inc.	1,551	51,292	(a)
Amsurg Corp.	1,427	50,088	(a)
Assisted Living Concepts Inc.	992	11,864
Capital Senior Living Corp.	1,323	31,620	(a)
Chindex International Inc.	481	7,802	(a)
Community Health Systems Inc.	4,187	196,287

Emeritus Corp.	1,731	40,125	(a)
Five Star Quality Care Inc.	1,758	9,862	(a)
Hanger Inc.	1,555	49,185	(a)
Health Management Associates Inc.	11,628	182,792	(a)
HealthSouth Corp.	3,801	109,469	(a)
Kindred Healthcare Inc.	2,443	32,077	(a)
LifePoint Hospitals Inc.	2,144	104,713	(a)
National Healthcare Corp.	461	22,036
Select Medical Holdings Corp.	2,271	18,622
Skilled Healthcare Group Inc.	923	6,166	(a)
Tenet Healthcare Corp.	7,748	357,183	(a)
The Ensign Group Inc.	922	32,473
U.S. Physical Therapy Inc.	523	14,456
Universal Health Services Inc.	3,935	263,488
Vanguard Health Systems Inc.	1,492	30,944	(a)
VCA Antech Inc.	3,798	99,090	(a)
		1,721,634

Healthcare Services—0.3%
Accretive Health Inc.	2,646	28,603	(a)
Addus Homecare Corp.	264	5,211	(a)
Air Methods Corp.	1,777	60,205
Alliance Healthcare Services Inc.	314	4,911	(a)
Almost Family Inc.	357	6,783
Amedisys Inc.	1,415	16,442	(a)
AMN Healthcare Services Inc.	2,075	29,714	(a)
Bio-Reference Labs Inc.	1,136	32,660	(a)
BioScrip Inc.	2,492	41,118	(a)
Chemed Corp.	803	58,161
Corvel Corp.	546	15,981	(a)
Cross Country Healthcare Inc.	1,256	6,481	(a)
DaVita Healthcare Partners Inc.	6,380	770,704	(a)
ExamWorks Group Inc.	1,366	29,000	(a)
Express Scripts Holding Co.	61,849	3,815,465	(a)
Gentiva Health Services Inc.	1,440	14,342	(a)
Healthways Inc.	1,572	27,321	(a)
IPC The Hospitalist Company Inc.	760	39,034	(a)
Laboratory Corporation of America Holdings	7,025	703,203	(a)
Landauer Inc.	427	20,628
LHC Group Inc.	416	8,145	(a)
MEDNAX Inc.	2,205	201,934	(a)
National Research Corp.	433	7,794	(a)
Omnicare Inc.	4,660	222,329
Quest Diagnostics Inc.	11,950	724,528
Team Health Holdings Inc.	3,034	124,606	(a)
The Providence Service Corp.	401	11,665	(a)
		7,026,968

Healthcare Supplies—0.1%
Align Technology Inc.	3,170	117,417	(a)
Anika Therapeutics Inc.	596	10,132	(a)
Antares Pharma Inc.	5,026	20,908	(a)
Atrion Corp.	61	13,341
Cerus Corp.	2,751	12,159	(a)
DENTSPLY International Inc.	10,939	448,061
Derma Sciences Inc.	524	6,995	(a)

Endologix Inc.	2,954	39,229	(a)
Haemonetics Corp.	2,301	95,146	(a)
ICU Medical Inc.	550	39,633	(a)
Medical Action Industries Inc.	676	5,205	(a)
Meridian Bioscience Inc.	1,902	40,893
Merit Medical Systems Inc.	1,886	21,029	(a)
Neogen Corp.	1,059	58,838	(a)
OraSure Technologies Inc.	2,591	10,053	(a)
Quidel Corp.	1,274	32,525	(a)
Rochester Medical Corp.	475	6,997	(a)
RTI Biologics Inc.	2,636	9,911	(a)
Spectranetics Corp.	1,882	35,156	(a)
Staar Surgical Co.	1,828	18,554	(a)
TearLab Corp.	1,001	10,631	(a)
The Cooper Companies Inc.	2,162	257,386
Utah Medical Products Inc.	185	10,046
Vascular Solutions Inc.	716	10,532	(a)
West Pharmaceutical Services Inc.	1,548	108,762
		1,439,539

Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	7,593	98,253	(a)
athenahealth Inc.	1,596	135,213	(a)
Cerner Corp.	11,064	1,063,140	(a)
Computer Programs & Systems Inc.	487	23,931
Greenway Medical Technologies	802	9,897	(a)
HealthStream Inc.	890	22,535	(a)
HMS Holdings Corp.	7,807	181,903	(a)
MedAssets Inc.	2,673	47,419	(a)
Medidata Solutions Inc.	1,174	90,926	(a)
Merge Healthcare Inc.	2,971	10,696	(a)
Omnicell Inc.	1,529	31,421	(a)
Quality Systems Inc.	1,870	34,988
Vocera Communications Inc.	798	11,731	(a)
		1,762,053

Heavy Electrical Equipment—0.0%*
AZZ Inc.	1,169	45,077
Capstone Turbine Corp.	13,924	16,291	(a)
Global Power Equipment Group Inc.	790	12,735
PowerSecure International Inc.	774	11,633	(a)
		85,736

Home Building—0.1%
Beazer Homes USA Inc.	1,218	21,339	(a)
Cavco Industries Inc.	319	16,094	(a)
DR Horton Inc.	21,390	455,179
Hovnanian Enterprises Inc.	4,811	26,990	(a)
KB Home	7,256	142,435
Lennar Corp.	12,639	455,510
M/I Homes Inc.	1,052	24,154	(a)
MDC Holdings Inc.	3,454	112,290
Meritage Homes Corp.	1,599	69,333	(a)
NVR Inc.	208	191,776	(a)
PulteGroup Inc.	26,038	493,941	(a)
Standard Pacific Corp.	6,512	54,245	(a)

The Ryland Group Inc.	1,984	79,558
Toll Brothers Inc.	6,742	219,991	(a)
TRI Pointe Homes Inc.	580	9,616	(a)
William Lyon Homes	554	13,966	(a)
		2,386,417

Home Entertainment Software—0.0%*
Electronic Arts Inc.	22,971	527,644	(a)
Glu Mobile Inc.	2,887	6,351	(a)
Rosetta Stone Inc.	489	7,208	(a)
Take-Two Interactive Software Inc.	3,640	54,491	(a)
		595,694

Home Furnishing Retail—0.1%
Aaron’s Inc.	3,099	86,803
Bed Bath & Beyond Inc.	16,551	1,173,466	(a)
Haverty Furniture Companies Inc.	870	20,019
Kirkland’s Inc.	636	10,971	(a)
Mattress Firm Holding Corp.	531	21,399	(a)
Pier 1 Imports Inc.	4,185	98,306
Restoration Hardware Holdings Inc.	774	58,050	(a)
Select Comfort Corp.	2,405	60,269	(a)
Williams-Sonoma Inc.	3,881	216,909
		1,746,192

Home Furnishings—0.0%*
Bassett Furniture Industries Inc.	529	8,215
Ethan Allen Interiors Inc.	1,142	32,890
Flexsteel Industries Inc.	169	4,120
Hooker Furniture Corp.	463	7,528
La-Z-Boy Inc.	2,426	49,175
Leggett & Platt Inc.	10,852	337,389
Mohawk Industries Inc.	2,669	300,236	(a)
Tempur-Pedic International Inc.	2,669	117,169	(a)
		856,722

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	81,219	3,321,857
Lumber Liquidators Holdings Inc.	1,209	94,145	(a)
Sears Hometown and Outlet Stores Inc.	379	16,570	(a)
The Home Depot Inc.	110,642	8,571,436
Tile Shop Holdings Inc.	764	22,125	(a)
		12,026,133

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	33,577	1,151,355
Interval Leisure Group Inc.	1,791	35,677
Marcus Corp.	919	11,690
Marriott International Inc.	18,135	732,110
Marriott Vacations Worldwide Corp.	1,228	53,099	(a)
Morgans Hotel Group Co.	1,116	8,995	(a)
Orient-Express Hotels Ltd.	4,074	49,540	(a)
Starwood Hotels & Resorts Worldwide Inc.	14,792	934,706
Wyndham Worldwide Corp.	10,286	588,668
		3,565,840

Household Appliances—0.0%*
Helen of Troy Ltd.	1,434	55,023	(a)
iRobot Corp.	1,276	50,747	(a)
NACCO Industries Inc.	262	15,007
Whirlpool Corp.	6,010	687,304
		808,081

Household Products—0.9%
Central Garden and Pet Co.	1,814	12,517	(a)
Church & Dwight Company Inc.	6,168	380,627
Colgate-Palmolive Co.	66,441	3,806,405
Energizer Holdings Inc.	2,725	273,890
Harbinger Group Inc.	1,300	9,802	(a)
Kimberly-Clark Corp.	29,127	2,829,397
Oil-Dri Corp of America	199	5,467
Orchids Paper Products Co.	206	5,407
Spectrum Brands Holdings Inc.	947	53,856
The Clorox Co.	10,017	832,813
The Procter & Gamble Co.	207,604	15,983,432
WD-40 Co.	696	37,918
		24,231,531

Housewares & Specialities—0.0%*
EveryWare Global Inc.	432	5,244	(a)

Housewares & Specialties—0.0%*
American Greetings Corp.	1,485	27,057
Blyth Inc.	555	7,748
CSS Industries Inc.	362	9,025
Jarden Corp.	4,512	197,400
Libbey Inc.	961	23,035	(a)
Lifetime Brands Inc.	415	5,636
Newell Rubbermaid Inc.	21,924	575,505
Tupperware Brands Corp.	2,408	187,078
		1,032,484

Human Resource & Employment Services—0.0%*
Barrett Business Services Inc.	326	17,020
CDI Corp.	625	8,850
GP Strategies Corp.	648	15,435	(a)
Heidrick & Struggles International Inc.	862	14,413
Insperity Inc.	1,042	31,573
Kelly Services Inc.	1,199	20,947
Kforce Inc.	1,341	19,579
Korn/Ferry International	2,203	41,284	(a)
Manpower Inc.	3,476	190,485
On Assignment Inc.	1,996	53,333	(a)
Robert Half International Inc.	10,577	351,474
Towers Watson & Co.	2,472	202,556
TrueBlue Inc.	1,874	39,448	(a)
WageWorks Inc.	1,070	36,862	(a)
		1,043,259

Hypermarkets & Super Centers—0.5%
Costco Wholesale Corp.	33,080	3,657,656
Pricesmart Inc.	834	73,083
Wal-Mart Stores Inc.	124,089	9,243,390
		12,974,129

Independent Power Producers & Energy Traders—0.0%*
AES Corp.	46,567	558,338
Atlantic Power Corp.	5,334	21,016
Dynegy Inc.	4,386	98,904	(a)
Genie Energy Ltd.	802	7,338
NRG Energy Inc.	24,345	650,012
Ormat Technologies Inc.	849	19,968
		1,355,576

Industrial Conglomerates—0.9%
3M Co.	48,100	5,259,735
Carlisle Companies Inc.	2,778	173,097
Danaher Corp.	44,080	2,790,264
General Electric Co.	783,188	18,162,130	(i)
Raven Industries Inc.	1,647	49,377
		26,434,603

Industrial Gases—0.2%
Air Products & Chemicals Inc.	15,796	1,446,440
Airgas Inc.	4,988	476,154
Praxair Inc.	22,382	2,577,511
		4,500,105

Industrial Machinery—0.5%
Actuant Corp.	3,190	105,174
Albany International Corp.	1,262	41,621
Altra Holdings Inc.	1,255	34,362
Ampco-Pittsburgh Corp.	386	7,245
Barnes Group Inc.	2,294	68,797
Blount International Inc.	2,261	26,725	(a)
Briggs & Stratton Corp.	2,009	39,778
Chart Industries Inc.	1,324	124,575	(a)
CIRCOR International Inc.	797	40,535
CLARCOR Inc.	4,284	223,668
Columbus McKinnon Corp.	880	18,762	(a)
Crane Co.	2,110	126,431
Donaldson Company Inc.	5,892	210,109
Dover Corp.	12,955	1,006,085
Dynamic Materials Corp.	643	10,616
Energy Recovery Inc.	2,110	8,714	(a)
EnPro Industries Inc.	932	47,308	(a)
ESCO Technologies Inc.	1,224	39,633
Flow International Corp.	2,323	8,572	(a)
Flowserve Corp.	10,872	587,197
Gardner Denver Inc.	2,183	164,118
Global Brass & Copper Holdings Inc.	380	5,031	(a)
Graco Inc.	2,692	170,161
Graham Corp.	470	14,114
Hardinge Inc.	535	7,907
Harsco Corp.	3,670	85,107
Hurco Companies Inc.	266	7,653
Hyster-Yale Materials Handling Inc.	502	31,521
IDEX Corp.	3,648	196,299
Illinois Tool Works Inc.	31,386	2,170,970
Ingersoll-Rand PLC	21,062	1,169,362
ITT Corp.	4,148	121,993

John Bean Technologies Corp.	1,337	28,090
Kadant Inc.	527	15,900
Kaydon Corp.	1,478	40,719
Kennametal Inc.	3,533	137,186
LB Foster Co.	415	17,916
Lincoln Electric Holdings Inc.	3,674	210,410
Lydall Inc.	781	11,403	(a)
Met-Pro Corp.	682	9,166
Middleby Corp.	821	139,644	(a)
Mueller Industries Inc.	1,177	59,356
Mueller Water Products Inc.	6,686	46,200
NN Inc.	827	9,436
Nordson Corp.	2,527	175,146
Omega Flex Inc.	130	1,933
Pall Corp.	8,500	564,655
Parker Hannifin Corp.	11,274	1,075,540
Pentair Ltd.	15,414	889,234
PMFG Inc.	1,033	7,148	(a)
Proto Labs Inc.	762	49,507	(a)
RBC Bearings Inc.	997	51,794	(a)
Rexnord Corp.	1,348	22,714	(a)
Snap-on Inc.	4,461	398,724
SPX Corp.	2,097	150,942
Standex International Corp.	582	30,701
Stanley Black & Decker Inc.	12,270	948,471
Sun Hydraulics Corp.	971	30,373
Tecumseh Products Co.	518	5,662	(a)
Tennant Co.	776	37,458
The ExOne Co.	252	15,553	(a)
The Gorman-Rupp Co.	685	21,810
Timken Co.	3,566	200,694
Trimas Corp.	1,696	63,227	(a)
Valmont Industries Inc.	1,036	148,241
Watts Water Technologies Inc.	1,301	58,987
Woodward Inc.	5,600	224,000
Xerium Technologies Inc.	518	5,273	(a)
Xylem Inc.	13,891	374,224
		13,197,580

Industrial REITs—0.1%
DCT Industrial Trust Inc.	12,804	91,549
EastGroup Properties Inc.	1,330	74,839
First Industrial Realty Trust Inc.	4,673	70,889
Monmouth Real Estate Investment Corp.	1,901	18,763
Prologis Inc.	37,748	1,423,855
STAG Industrial Inc.	1,914	38,184
Terreno Realty Corp.	955	17,696
		1,735,775

Insurance Brokers—0.1%
Aon PLC	23,395	1,505,468
Arthur J Gallagher & Co.	5,600	244,664
Brown & Brown Inc.	5,275	170,066
Crawford & Co.	1,386	7,789

eHealth Inc.	930	21,130	(a)
Marsh & McLennan Companies Inc.	41,703	1,664,784
National Financial Partners Corp.	1,730	43,786	(a)
		3,657,687

Integrated Oil & Gas—2.0%
Chevron Corp.	146,870	17,380,596
Exxon Mobil Corp.	336,784	30,428,434
Hess Corp.	22,629	1,504,602
Murphy Oil Corp.	13,692	833,706
Occidental Petroleum Corp.	61,028	5,445,528
		55,592,866

Integrated Telecommunication Services—1.0%
AT&T Inc.	407,493	14,425,252
Atlantic Tele-Network Inc.	395	19,616
Cbeyond Inc.	1,428	11,196	(a)
CenturyLink Inc.	46,120	1,630,342
Cincinnati Bell Inc.	9,050	27,693	(a)
Consolidated Communications Holdings Inc.	1,762	30,676
Fairpoint Communications Inc.	1,146	9,569	(a)
Frontier Communications Corp.	75,608	306,212
General Communication Inc.	1,228	9,615	(a)
Hawaiian Telcom Holdco Inc.	523	13,159	(a)
HickoryTech Corp.	768	8,164
IDT Corp.	666	12,448
Primus Telecommunications Group Inc.	480	5,731
Verizon Communications Inc.	216,722	10,909,785
Windstream Corp.	45,148	348,091
		27,767,549

Internet Retail—0.5%
1-800-Flowers.com Inc.	1,180	7,304	(a)
Amazon.com Inc.	27,588	7,660,912	(a)
Blue Nile Inc.	568	21,459	(a)
Expedia Inc.	7,143	429,651
Netflix Inc.	4,276	902,621	(a)
Nutrisystem Inc.	1,337	15,750
Orbitz Worldwide Inc.	1,332	10,696	(a)
Overstock.com Inc.	558	15,736	(a)
PetMed Express Inc.	911	11,479
priceline.com Inc.	3,907	3,231,597	(a)
Shutterfly Inc.	1,650	92,054	(a)
TripAdvisor Inc.	8,418	512,404	(a)
Vitacost.com Inc.	979	8,273	(a)
		12,919,936

Internet Software & Services—1.0%
Akamai Technologies Inc.	13,398	570,085	(a)
Angie’s List Inc.	1,884	50,020	(a)
AOL Inc.	3,321	121,150
Bankrate Inc.	2,194	31,506	(a)
Bazaarvoice Inc.	1,837	17,305	(a)
Blucora Inc.	1,842	34,151	(a)
Brightcove Inc.	978	8,567	(a)
Carbonite Inc.	511	6,331	(a)
ChannelAdvisor Corp.	336	5,285	(a)
comScore Inc.	1,623	39,585	(a)

Constant Contact Inc.	1,439	23,125	(a)
Cornerstone OnDemand Inc.	1,780	77,056	(a)
CoStar Group Inc.	1,248	161,079	(a)
Dealertrack Technologies Inc.	1,938	68,663	(a)
Demand Media Inc.	1,391	8,346	(a)
Demandware Inc.	699	29,645	(a)
Dice Holdings Inc.	1,992	18,346	(a)
Digital River Inc.	1,661	31,177	(a)
E2open Inc.	552	9,660	(a)
EarthLink Inc.	4,779	29,678
eBay Inc.	88,478	4,576,082	(a)
eGain Corp.	588	5,657	(a)
Envestnet Inc.	971	23,887	(a)
Equinix Inc.	2,192	404,906	(a)
ExactTarget Inc.	1,837	61,944	(a)
Global Eagle Entertainment Inc.	773	7,776	(a)
Google Inc.	20,356	17,920,812	(a)
Guidewire Software Inc.	1,844	77,540	(a)
Internap Network Services Corp.	2,437	20,154	(a)
IntraLinks Holdings Inc.	1,734	12,589	(a)
j2 Global Inc.	2,020	85,870
Keynote Systems Inc.	718	14,188
Limelight Networks Inc.	2,946	6,628	(a)
Liquidity Services Inc.	1,085	37,617	(a)
LivePerson Inc.	2,539	22,737	(a)
LogMeIn Inc.	1,029	25,169	(a)
Marchex Inc.	1,121	6,748
Marin Software Inc.	492	5,038	(a)
Market Leader Inc.	1,039	11,117	(a)
Marketo Inc.	255	6,342	(a)
Millennial Media Inc.	1,368	11,915	(a)
Monster Worldwide Inc.	9,636	47,313	(a)
Move Inc.	1,771	22,704	(a)
NIC Inc.	2,985	49,342
OpenTable Inc.	1,036	66,252	(a)
Perficient Inc.	1,445	19,276	(a)
QuinStreet Inc.	1,487	12,833	(a)
Rackspace Hosting Inc.	4,926	186,646	(a)
RealNetworks Inc.	992	7,500	(a)
Reis Inc.	271	5,011	(a)
Responsys Inc.	1,702	24,356	(a)
SciQuest Inc.	997	24,975	(a)
Shutterstock Inc.	348	19,411	(a)
Spark Networks Inc.	539	4,555	(a)
SPS Commerce Inc.	648	35,640	(a)
Stamps.com Inc.	614	24,185	(a)
support.com Inc.	2,323	10,616	(a)
TechTarget Inc.	776	3,469	(a)
The Active Network Inc.	2,596	19,652	(a)
Travelzoo Inc.	344	9,377	(a)
Trulia Inc.	1,050	32,645	(a)
United Online Inc.	4,199	31,828
Unwired Planet Inc.	1,866	3,639	(a)
ValueClick Inc.	6,668	164,566	(a)
VeriSign Inc.	11,463	511,938	(a)
VistaPrint N.V.	1,424	70,303	(a)

Vocus Inc.	965	10,152	(a)
Web.com Group Inc.	1,829	46,822	(a)
WebMD Health Corp.	1,495	43,908	(a)
XO Group Inc.	1,158	12,970	(a)
Xoom Corp.	218	4,997	(a)
Yahoo! Inc.	72,146	1,811,586	(a)
Yelp Inc.	1,297	45,097	(a)
Zillow Inc.	914	51,458	(a)
Zix Corp.	2,687	11,366	(a)
		28,131,864

Investment Banking & Brokerage—0.4%
BGC Partners Inc.	5,793	34,121
Cowen Group Inc.	4,247	12,316	(a)
E*TRADE Financial Corp.	21,434	271,354	(a)
Evercore Partners Inc.	1,356	53,264
FBR & Co.	478	12,074	(a)
FXCM Inc.	1,563	25,649
GFI Group Inc.	3,623	14,166
Greenhill & Company Inc.	2,441	111,651
INTL. FCStone Inc.	605	10,557	(a)
Investment Technology Group Inc.	1,495	20,900	(a)
Knight Capital Group Inc.	8,543	30,669	(a)
Ladenburg Thalmann Financial Services Inc.	5,955	9,826	(a)
Morgan Stanley	104,126	2,543,798
Oppenheimer Holdings Inc.	481	9,158
Piper Jaffray Co.	718	22,696	(a)
Raymond James Financial Inc.	4,964	213,353
Stifel Financial Corp.	2,847	101,552	(a)
SWS Group Inc.	1,449	7,897	(a)
The Charles Schwab Corp.	83,549	1,773,745
The Goldman Sachs Group Inc.	32,643	4,937,254
		10,216,000

IT Consulting & Other Services—0.8%
Accenture PLC	49,245	3,543,670
Acxiom Corp.	6,596	149,597	(a)
CACI International Inc.	1,032	65,522	(a)
CIBER Inc.	3,398	11,349	(a)
Cognizant Technology Solutions Corp.	22,808	1,428,009	(a)
Computer Task Group Inc.	692	15,895
EPAM Systems Inc.	914	24,843	(a)
Forrester Research Inc.	613	22,491
Gartner Inc.	4,174	237,876	(a)
iGATE Corp.	1,460	23,973	(a)
International Business Machines Corp.	78,944	15,086,988
Lionbridge Technologies Inc.	2,652	7,691	(a)
ManTech International Corp.	1,972	51,509
SAIC Inc.	21,523	299,815
Sapient Corp.	4,754	62,087	(a)
ServiceSource International Inc.	2,937	27,373	(a)
Teradata Corp.	12,329	619,286	(a)
The Hackett Group Inc.	1,197	6,212
Unisys Corp.	2,069	45,663	(a)
Virtusa Corp.	837	18,548	(a)
		21,748,397

Leisure Facilities—0.0%*
International Speedway Corp.	2,282	71,815
Life Time Fitness Inc.	3,655	183,152	(a)
Speedway Motorsports Inc.	512	8,909
Town Sports International Holdings Inc.	1,073	11,556
Vail Resorts Inc.	1,580	97,202
		372,634

Leisure Products—0.1%
Arctic Cat Inc.	592	26,628
Black Diamond Inc.	836	7,858	(a)
Brunswick Corp.	4,036	128,950
Callaway Golf Co.	3,022	19,885
Hasbro Inc.	8,730	391,366
JAKKS Pacific Inc.	971	10,924
Johnson Outdoors Inc.	212	5,279	(a)
LeapFrog Enterprises Inc.	2,917	28,703	(a)
Marine Products Corp.	446	3,577
Mattel Inc.	26,261	1,189,886
Nautilus Inc.	1,254	10,897	(a)
Polaris Industries Inc.	2,889	274,455
Smith & Wesson Holding Corp.	3,075	30,688	(a)
Steinway Musical Instruments Inc.	263	8,003	(a)
Sturm Ruger & Company Inc.	895	42,996
		2,180,095

Life & Health Insurance—0.4%
Aflac Inc.	35,348	2,054,426
American Equity Investment Life Holding Co.	2,709	42,531
Citizens Inc.	2,082	12,450	(a)
CNO Financial Group Inc.	9,737	126,192
FBL Financial Group Inc.	388	16,882
Independence Holding Co.	562	6,643
Kansas City Life Insurance Co.	108	4,133
Lincoln National Corp.	20,215	737,241
MetLife Inc.	82,950	3,795,792
National Western Life Insurance Co.	107	20,314
Primerica Inc.	4,646	173,946
Principal Financial Group Inc.	20,843	780,570
Protective Life Corp.	3,540	135,971
Prudential Financial Inc.	35,303	2,578,178
StanCorp Financial Group Inc.	1,953	96,498
Symetra Financial Corp.	3,411	54,542
The Phoenix Companies Inc.	206	8,858	(a)
Torchmark Corp.	7,014	456,892
Unum Group	20,301	596,240
		11,698,299

Life Sciences Tools & Services—0.2%
Accelr8 Technology Corp.	654	5,310	(a)
Affymetrix Inc.	3,441	15,278	(a)
Agilent Technologies Inc.	26,000	1,111,760
Albany Molecular Research Inc.	892	10,588	(a)
Bio-Rad Laboratories Inc.	867	97,277	(a)
Cambrex Corp.	1,409	19,684	(a)
Charles River Laboratories International Inc.	2,232	91,579	(a)
Covance Inc.	2,451	186,619	(a)

Fluidigm Corp.	1,099	19,189	(a)
Furiex Pharmaceuticals Inc.	318	10,834	(a)
Harvard Bioscience Inc.	1,121	5,302	(a)
Life Technologies Corp.	13,005	962,500	(a)
Luminex Corp.	1,490	30,709	(a)
Mettler-Toledo International Inc.	1,364	274,437	(a)
NeoGenomics Inc.	1,263	5,027	(a)
Pacific Biosciences of California Inc.	1,998	5,035	(a)
PAREXEL International Corp.	2,563	117,744	(a)
PerkinElmer Inc.	8,326	270,595
Sequenom Inc.	5,457	22,974	(a)
Techne Corp.	1,528	105,554
Thermo Fisher Scientific Inc.	27,192	2,301,259
Waters Corp.	6,470	647,324	(a)
		6,316,578

Managed Healthcare—0.4%
Aetna Inc.	28,580	1,815,973
Centene Corp.	2,388	125,274	(a)
Cigna Corp.	21,612	1,566,654
Health Net Inc.	3,558	113,216	(a)
Humana Inc.	11,970	1,010,029
Magellan Health Services Inc.	1,148	64,380	(a)
Molina Healthcare Inc.	1,237	45,992	(a)
Triple-S Management Corp.	1,085	23,295	(a)
UnitedHealth Group Inc.	77,253	5,058,526
Universal American Corp.	1,794	15,949
WellCare Health Plans Inc.	3,815	211,924	(a)
WellPoint Inc.	22,746	1,861,533
		11,912,745

Marine—0.0%*
International Shipholding Corp.	162	3,779
Kirby Corp.	2,469	196,384	(a)
Matson Inc.	3,749	93,725
Ultrapetrol Bahamas Ltd.	1,743	4,968	(a)
		298,856

Metal & Glass Containers—0.0%*
AEP Industries Inc.	178	13,241	(a)
Aptargroup Inc.	2,887	159,391
Ball Corp.	11,209	465,622
Berry Plastics Group Inc.	2,370	52,306	(a)
Greif Inc.	1,338	70,472
Myers Industries Inc.	1,070	16,061
Owens-Illinois Inc.	12,496	347,264	(a)
Silgan Holdings Inc.	2,010	94,390
		1,218,747

Mortgage REITs—0.0%*
AG Mortgage Investment Trust Inc.	1,552	29,193
American Capital Mortgage Investment Corp.	2,716	48,807
Anworth Mortgage Asset Corp.	6,787	38,007
Apollo Commercial Real Estate Finance Inc.	1,759	27,933
Apollo Residential Mortgage Inc.	1,198	19,743
Ares Commercial Real Estate Corp.	342	4,381
ARMOUR Residential REIT Inc.	16,662	78,478
Capstead Mortgage Corp.	4,346	52,587

Colony Financial Inc.	2,969	59,053
CYS Investments Inc.	7,693	70,853
Ellington Residential Mortgage REIT	291	5,194
Gramercy Property Trust Inc.	2,686	12,087	(a)
Invesco Mortgage Capital Inc.	6,190	102,506
iStar Financial Inc.	3,601	40,655	(a)
JAVELIN Mortgage Investment Corp.	727	10,243
New Residential Investment Corp.	11,062	74,558
New York Mortgage Trust Inc.	2,660	18,008
NorthStar Realty Finance Corp.	9,028	82,155
PennyMac Mortgage Investment Trust	2,703	56,898
Redwood Trust Inc.	3,794	64,498
Resource Capital Corp.	5,835	35,885
Western Asset Mortgage Capital Corp.	1,197	20,900
ZAIS Financial Corp.	278	5,051
		957,673

Motorcycle Manufacturers—0.0%*
Harley-Davidson Inc.	16,906	926,787

Movies & Entertainment—0.7%
Carmike Cinemas Inc.	866	16,766	(a)
Cinemark Holdings Inc.	4,677	130,582
DreamWorks Animation SKG Inc.	3,155	80,957	(a)
Live Nation Entertainment Inc.	6,114	94,767	(a)
Reading International Inc.	655	4,166	(a)
Rentrak Corp.	425	8,530	(a)
The Walt Disney Co.	136,419	8,614,860
Time Warner Inc.	70,636	4,084,174
Twenty-First Century Fox Inc.	150,756	4,914,646
Viacom Inc.	33,785	2,299,069
World Wrestling Entertainment Inc.	1,198	12,351
		20,260,868

Multi-Line Insurance—0.3%
American Financial Group Inc.	3,416	167,077
American International Group Inc.	111,834	4,998,980	(a)
Assurant Inc.	5,726	291,511
Eastern Insurance Holdings Inc.	403	7,556
Fortegra Financial Corp.	285	1,958	(a)
Genworth Financial Inc.	37,679	429,917	(a)
Hartford Financial Services Group Inc.	34,545	1,068,131
HCC Insurance Holdings Inc.	4,569	196,970
Horace Mann Educators Corp.	1,820	44,372
Kemper Corp.	2,501	85,659
Loews Corp.	23,178	1,029,103
		8,321,234

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	22,491	589,714
PICO Holdings Inc.	1,093	22,909	(a)
		612,623

Multi-Utilities—0.5%
Alliant Energy Corp.	4,903	247,209
Ameren Corp.	18,276	629,425
Avista Corp.	2,729	73,738
Black Hills Corp.	3,937	191,928
CenterPoint Energy Inc.	32,301	758,750

CMS Energy Corp.	20,265	550,600
Consolidated Edison Inc.	22,136	1,290,750
Dominion Resources Inc.	43,763	2,486,614
DTE Energy Co.	13,191	883,929
Integrys Energy Group Inc.	5,978	349,892
MDU Resources Group Inc.	8,370	216,867
NiSource Inc.	23,811	681,947
NorthWestern Corp.	1,688	67,351
PG&E Corp.	33,501	1,532,001
Public Service Enterprise Group Inc.	38,240	1,248,918
SCANA Corp.	10,651	522,964
Sempra Energy	17,100	1,398,096
TECO Energy Inc.	15,295	262,921
Vectren Corp.	3,606	121,991
Wisconsin Energy Corp.	17,284	708,471
		14,224,362

Office Electronics—0.0%*
Xerox Corp.	93,567	848,653
Zebra Technologies Corp.	2,230	96,871	(a)
		945,524

Office REITs—0.1%
Alexandria Real Estate Equities Inc.	3,198	210,173
BioMed Realty Trust Inc.	8,312	168,152
Boston Properties Inc.	11,461	1,208,792
Coresite Realty Corp.	955	30,379
Corporate Office Properties Trust	3,911	99,731
CyrusOne Inc.	752	15,596
DuPont Fabros Technology Inc.	2,692	65,012
Franklin Street Properties Corp.	3,901	51,493
Government Properties Income Trust	2,413	60,856
Highwoods Properties Inc.	7,278	259,169
Hudson Pacific Properties Inc.	1,887	40,155
Kilroy Realty Corp.	3,410	180,764
Mack-Cali Realty Corp.	3,821	93,576
MPG Office Trust Inc.	2,305	7,238	(a)
Parkway Properties Inc.	1,797	30,118
SL Green Realty Corp.	4,024	354,877
		2,876,081

Office Services & Supplies—0.0%*
ACCO Brands Corp.	5,316	33,810	(a)
ARC Document Solutions Inc.	1,991	7,964	(a)
AT Cross Co.	408	6,916	(a)
Avery Dennison Corp.	7,585	324,335
Herman Miller Inc.	5,110	138,327
HNI Corp.	3,994	144,064
Interface Inc.	2,717	46,107
Kimball International Inc.	1,512	14,682
Knoll Inc.	2,192	31,148
Mine Safety Appliances Co.	2,695	125,453
NL Industries Inc.	305	3,446
Pitney Bowes Inc.	15,361	225,499
Steelcase Inc.	3,569	52,036
United Stationers Inc.	1,846	61,933
West Corp.	870	19,262
		1,234,982

Oil & Gas Drilling—0.1%
Atwood Oceanics Inc.	2,583	134,445	(a)
Diamond Offshore Drilling Inc.	5,312	365,412
Ensco PLC	17,570	1,021,168
Helmerich & Payne Inc.	8,132	507,843
Hercules Offshore Inc.	6,784	47,759	(a)
Nabors Industries Ltd.	22,204	339,943
Noble Corp.	19,089	717,365
Parker Drilling Co.	5,593	27,853	(a)
Patterson-UTI Energy Inc.	6,653	128,769
Pioneer Energy Services Corp.	2,945	19,496	(a)
Rowan Companies PLC	9,424	321,076	(a)
Unit Corp.	1,895	80,689	(a)
Vantage Drilling Co.	8,521	17,383	(a)
		3,729,201

Oil & Gas Equipment & Services—0.7%
Baker Hughes Inc.	33,390	1,540,281
Basic Energy Services Inc.	1,526	18,449	(a)
Bolt Technology Corp.	365	6,234
Bristow Group Inc.	1,573	102,748
C&J Energy Services Inc.	2,065	39,999	(a)
Cal Dive International Inc.	5,354	10,066	(a)
Cameron International Corp.	18,734	1,145,771	(a)
CARBO Ceramics Inc.	1,728	116,519
Dawson Geophysical Co.	384	14,154	(a)
Dresser-Rand Group Inc.	3,407	204,352	(a)
Dril-Quip Inc.	1,636	147,714	(a)
Era Group Inc.	885	23,143	(a)
Exterran Holdings Inc.	2,491	70,047	(a)
FMC Technologies Inc.	17,969	1,000,514	(a)
Forum Energy Technologies Inc.	1,693	51,518	(a)
Geospace Technologies Corp.	592	40,895	(a)
Global Geophysical Services Inc.	1,033	4,876	(a)
Gulf Island Fabrication Inc.	691	13,233
Gulfmark Offshore Inc.	1,135	51,177
Halliburton Co.	70,641	2,947,143
Helix Energy Solutions Group Inc.	9,250	213,120	(a)
Hornbeck Offshore Services Inc.	1,549	82,872	(a)
ION Geophysical Corp.	6,212	37,396	(a)
Key Energy Services Inc.	6,341	37,729	(a)
Lufkin Industries Inc.	1,517	134,209
Matrix Service Co.	1,240	19,319	(a)
Mitcham Industries Inc.	594	9,967	(a)
National Oilwell Varco Inc.	32,381	2,231,051
Natural Gas Services Group Inc.	546	12,826	(a)
Newpark Resources Inc.	3,673	40,366	(a)
Nuverra Environmental Solutions Inc.	6,821	19,781	(a)
Oceaneering International Inc.	4,815	347,643
Oil States International Inc.	2,442	226,227	(a)
PHI Inc.	582	19,963	(a)
RigNet Inc.	515	13,122	(a)
Schlumberger Ltd.	100,704	7,216,449
SEACOR Holdings Inc.	869	72,170
Superior Energy Services Inc.	6,920	179,505	(a)
Tesco Corp.	1,453	19,252	(a)

TETRA Technologies Inc.	3,682	37,777	(a)
TGC Industries Inc.	715	5,877
Tidewater Inc.	2,204	125,562
Willbros Group Inc.	1,944	11,936	(a)
		18,662,952

Oil & Gas Exploration & Production—1.0%
Abraxas Petroleum Corp.	4,054	8,513	(a)
Anadarko Petroleum Corp.	37,989	3,264,395
Apache Corp.	29,720	2,491,428
Apco Oil and Gas International Inc.	434	5,004	(a)
Approach Resources Inc.	1,533	37,666	(a)
Berry Petroleum Co.	2,316	98,013
Bill Barrett Corp.	4,374	88,442	(a)
Bonanza Creek Energy Inc.	1,298	46,027	(a)
BPZ Resources Inc.	4,828	8,642	(a)
Cabot Oil & Gas Corp.	15,905	1,129,573
Callon Petroleum Co.	1,895	6,386	(a)
Carrizo Oil & Gas Inc.	1,818	51,504	(a)
Chesapeake Energy Corp.	39,360	802,157
Cimarex Energy Co.	3,855	250,536
Clayton Williams Energy Inc.	267	11,615	(a)
Comstock Resources Inc.	2,222	34,952
ConocoPhillips	92,617	5,603,328
Contango Oil & Gas Co.	563	19,001
Crimson Exploration Inc.	1,036	2,922	(a)
Denbury Resources Inc.	28,047	485,774	(a)
Devon Energy Corp.	28,536	1,480,448
Diamondback Energy Inc.	801	26,689	(a)
Emerald Oil Inc.	1,526	10,468	(a)
Endeavour International Corp.	2,300	8,832	(a)
Energen Corp.	3,154	164,828
Energy XXI Bermuda Ltd.	3,423	75,922
EOG Resources Inc.	20,612	2,714,188
EPL Oil & Gas Inc.	1,292	37,933	(a)
EQT Corp.	11,380	903,231
Evolution Petroleum Corp.	603	6,579	(a)
EXCO Resources Inc.	5,890	45,000
Forest Oil Corp.	5,567	22,769	(a)
FX Energy Inc.	2,499	8,022	(a)
Gastar Exploration Ltd.	2,242	5,986	(a)
Goodrich Petroleum Corp.	1,266	16,205	(a)
Halcon Resources Corp.	8,900	50,463	(a)
Isramco Inc.	44	4,100	(a)
Kodiak Oil & Gas Corp.	11,637	103,453	(a)
Magnum Hunter Resources Corp.	6,940	25,331	(a)
Marathon Oil Corp.	53,761	1,859,055
Matador Resources Co.	2,033	24,355	(a)
Midstates Petroleum Company Inc.	1,128	6,102	(a)
Miller Energy Resources Inc.	1,505	6,020	(a)
Newfield Exploration Co.	10,356	247,405	(a)
Noble Energy Inc.	27,136	1,629,245
Northern Oil and Gas Inc.	2,930	39,086	(a)
Panhandle Oil and Gas Inc.	255	7,267
PDC Energy Inc.	1,380	71,042	(a)
Penn Virginia Corp.	2,698	12,681

PetroQuest Energy Inc.	2,680	10,613	(a)
Pioneer Natural Resources Co.	10,348	1,497,873
QEP Resources Inc.	13,670	379,753
Quicksilver Resources Inc.	5,633	9,463	(a)
Range Resources Corp.	12,309	951,732
Resolute Energy Corp.	2,818	22,488	(a)
Rex Energy Corp.	2,001	35,178	(a)
Rosetta Resources Inc.	5,356	227,737	(a)
Sanchez Energy Corp.	1,198	27,506	(a)
SM Energy Co.	2,967	177,961
Southwestern Energy Co.	26,533	969,250	(a)
Stone Energy Corp.	2,296	50,581	(a)
Swift Energy Co.	1,998	23,956	(a)
Synergy Resources Corp.	1,861	13,623	(a)
Triangle Petroleum Corp.	2,103	14,742	(a)
Vaalco Energy Inc.	2,654	15,181	(a)
W&T Offshore Inc.	1,647	23,536
Warren Resources Inc.	3,392	8,650	(a)
WPX Energy Inc.	15,326	290,274	(a)
		28,808,680

Oil & Gas Refining & Marketing—0.3%
Adams Resources & Energy Inc.	101	6,958
Alon USA Energy Inc.	993	14,359
Amyris Inc.	1,627	4,702	(a)
Clean Energy Fuels Corp.	3,146	41,527	(a)
Delek US Holdings Inc.	1,671	48,091
Green Plains Renewable Energy Inc.	1,184	15,771	(a)
HollyFrontier Corp.	9,102	389,384
Marathon Petroleum Corp.	24,595	1,747,721
Phillips 66	46,965	2,766,708
Renewable Energy Group Inc.	830	11,811	(a)
Rentech Inc.	725	1,523
REX American Resources Corp.	216	6,214	(a)
Tesoro Corp.	10,353	541,669
Valero Energy Corp.	41,297	1,435,897
Western Refining Inc.	2,486	69,782
World Fuel Services Corp.	3,231	129,175
		7,231,292

Oil & Gas Storage & Transportation—0.2%
Crosstex Energy Inc.	2,249	44,440
Frontline Ltd.	2,607	4,614	(a)
GasLog Ltd.	1,190	15,232
Kinder Morgan Inc.	47,744	1,821,434
Knightsbridge Tankers Ltd.	1,214	8,935
Nordic American Tankers Ltd.	3,196	24,194
Scorpio Tankers Inc.	6,961	62,510
SemGroup Corp.	1,876	101,041
Ship Finance International Ltd.	2,315	34,355
Spectra Energy Corp.	50,784	1,750,017
Targa Resources Corp.	1,462	94,050
Teekay Tankers Ltd.	3,247	8,540
The Williams Companies Inc.	51,807	1,682,173
		5,651,535

Packaged Foods & Meats—0.7%
Annie’s Inc.	610	26,071	(a)
B&G Foods Inc.	2,314	78,792
Boulder Brands Inc.	2,787	33,583	(a)
Calavo Growers Inc.	532	14,465
Cal-Maine Foods Inc.	669	31,115
Campbell Soup Co.	13,486	604,038
Chiquita Brands International Inc.	2,204	24,068	(a)
ConAgra Foods Inc.	31,583	1,103,194
Dean Foods Co.	8,339	83,557	(a)
Diamond Foods Inc.	1,080	22,410	(a)
Dole Food Company Inc.	2,155	27,476	(a)
Farmer Bros Co.	380	5,343	(a)
Flowers Foods Inc.	7,604	167,657
General Mills Inc.	48,863	2,371,321
Green Mountain Coffee Roasters Inc.	5,487	411,854	(a)
Hillshire Brands Co.	5,503	182,039
Hormel Foods Corp.	10,293	397,104
Inventure Foods Inc.	575	4,807	(a)
J&J Snack Foods Corp.	665	51,737
John B Sanfilippo & Son Inc.	357	7,197
Kellogg Co.	19,228	1,235,014
Kraft Foods Group Inc.	45,035	2,516,105
Lancaster Colony Corp.	1,639	127,826
Lifeway Foods Inc.	157	2,726
McCormick & Company Inc.	10,011	704,374
Mead Johnson Nutrition Co.	15,307	1,212,774
Mondelez International Inc.	135,176	3,856,571
Omega Protein Corp.	877	7,875	(a)
Pilgrim’s Pride Corp.	2,504	37,410	(a)
Post Holdings Inc.	2,949	128,753	(a)
Sanderson Farms Inc.	1,054	70,007
Seaboard Corp.	13	35,204
Seneca Foods Corp.	360	11,045	(a)
Smithfield Foods Inc.	5,555	181,926	(a)
Snyders-Lance Inc.	2,032	57,729
The Hain Celestial Group Inc.	1,705	110,774	(a)
The Hershey Co.	11,348	1,013,149
The JM Smucker Co.	8,108	836,340
Tootsie Roll Industries Inc.	1,730	54,980
TreeHouse Foods Inc.	1,635	107,158	(a)
Tyson Foods Inc.	21,695	557,128
WhiteWave Foods Co.	6,207	100,864	(a)
		18,613,560

Paper Packaging—0.1%
Bemis Company Inc.	7,786	304,744
Boise Inc.	4,677	39,942
Graphic Packaging Holding Co.	9,111	70,519	(a)
MeadWestvaco Corp.	13,449	458,745
Packaging Corporation of America	4,446	217,676
Rock Tenn Co.	3,169	316,520
Sealed Air Corp.	14,823	355,011
Sonoco Products Co.	4,374	151,209
UFP Technologies Inc.	197	3,857	(a)
		1,918,223

Paper Products—0.1%
Buckeye Technologies Inc.	1,831	67,820
Clearwater Paper Corp.	953	44,848	(a)
Domtar Corp.	1,556	103,474
International Paper Co.	33,704	1,493,424
KapStone Paper and Packaging Corp.	1,856	74,574
Neenah Paper Inc.	726	23,065
PH Glatfelter Co.	1,926	48,343
Resolute Forest Products	2,831	37,284	(a)
Schweitzer-Mauduit International Inc.	1,418	70,730
Wausau Paper Corp.	2,045	23,313
		1,986,875

Personal Products—0.1%
Avon Products Inc.	32,660	686,840
Elizabeth Arden Inc.	1,161	52,326	(a)
Inter Parfums Inc.	762	21,732
Lifevantage Corp.	4,684	10,867	(a)
Medifast Inc.	672	17,311	(a)
Nature’s Sunshine Products Inc.	511	8,355
Nutraceutical International Corp.	300	6,132
Prestige Brands Holdings Inc.	2,322	67,663	(a)
Revlon Inc.	545	12,023	(a)
Star Scientific Inc.	7,065	9,820	(a)
Synutra International Inc.	936	4,764	(a)
The Estee Lauder Companies Inc.	18,262	1,201,092
The Female Health Co.	853	8,411
USANA Health Sciences Inc.	285	20,628	(a)
		2,127,964

Pharmaceuticals—2.3%
AbbVie Inc.	119,968	4,959,477
AcelRx Pharmaceuticals Inc.	746	6,915	(a)
Actavis Inc.	9,662	1,219,538	(a)
Akorn Inc.	2,626	35,504	(a)
Alimera Sciences Inc.	1,013	4,943	(a)
Allergan Inc.	22,447	1,890,935
Ampio Pharmaceuticals Inc.	1,207	6,964	(a)
Auxilium Pharmaceuticals Inc.	2,212	36,786	(a)
AVANIR Pharmaceuticals Inc.	6,561	30,181	(a)
BioDelivery Sciences International Inc.	1,377	5,591	(a)
Bristol-Myers Squibb Co.	124,423	5,560,464
Cadence Pharmaceuticals Inc.	2,888	19,696	(a)
Cempra Inc.	924	7,235	(a)
Corcept Therapeutics Inc.	2,736	4,733	(a)
Cornerstone Therapeutics Inc.	258	2,064	(a)
Depomed Inc.	2,561	14,367	(a)
Eli Lilly & Co.	75,083	3,688,077
Endo Health Solutions Inc.	5,031	185,090	(a)
Endocyte Inc.	1,412	18,540	(a)
Forest Laboratories Inc.	17,686	725,126	(a)
Hi-Tech Pharmacal Company Inc.	499	16,567
Horizon Pharma Inc.	2,128	5,235	(a)
Hospira Inc.	12,653	484,736	(a)
Impax Laboratories Inc.	3,059	61,027	(a)
Johnson & Johnson	212,763	18,267,831
Lannett Company Inc.	720	8,575	(a)

Mallinckrodt PLC	2,608	118,481	(a)
Merck & Company Inc.	228,727	10,624,369
Mylan Inc.	28,851	895,247	(a)
Nektar Therapeutics	5,342	61,700	(a)
Omeros Corp.	1,321	6,658	(a)
Omthera Pharmaceuticals Inc.	377	5,014	(a)
Optimer Pharmaceuticals Inc.	2,216	32,066	(a)
Pacira Pharmaceuticals Inc.	1,188	34,452	(a)
Pernix Therapeutics Holdings	433	1,563	(a)
Perrigo Co.	6,675	807,675
Pfizer Inc.	505,767	14,166,534
Pozen Inc.	1,268	6,353	(a)
Questcor Pharmaceuticals Inc.	2,266	103,012
Repros Therapeutics Inc.	828	15,277	(a)
Sagent Pharmaceuticals Inc.	686	14,392	(a)
Santarus Inc.	2,341	49,278	(a)
Sciclone Pharmaceuticals Inc.	2,704	13,412	(a)
Sucampo Pharmaceuticals Inc.	578	3,803	(a)
Supernus Pharmaceuticals Inc.	1,048	6,739	(a)
The Medicines Co.	2,531	77,854	(a)
TherapeuticsMD Inc.	2,930	8,878	(a)
ViroPharma Inc.	2,825	80,936	(a)
Vivus Inc.	4,274	53,767	(a)
XenoPort Inc.	2,036	10,078	(a)
Zoetis Inc.	37,429	1,156,187
Zogenix Inc.	2,794	4,778	(a)
		65,624,700

Precious Metals & Minerals—0.0%*
Coeur d’Alene Mines Corp.	4,273	56,831	(a)
Hecla Mining Co.	14,581	43,451
Paramount Gold and Silver Corp.	7,375	8,776	(a)
Stillwater Mining Co.	5,398	57,975	(a)
		167,033

Property & Casualty Insurance—1.0%
ACE Ltd.	25,771	2,305,989
Ambac Financial Group Inc.	1,974	47,040	(a)
American Safety Insurance Holdings Ltd.	481	13,925	(a)
AMERISAFE Inc.	909	29,443
Amtrust Financial Services Inc.	1,336	47,695
Argo Group International Holdings Ltd.	1,180	50,020
Aspen Insurance Holdings Ltd.	3,149	116,796
Baldwin & Lyons Inc.	542	13,160
Berkshire Hathaway Inc.	138,181	15,465,218	(a)
Cincinnati Financial Corp.	11,245	516,146
Donegal Group Inc.	510	7,125
EMC Insurance Group Inc.	304	7,983
Fidelity National Financial Inc.	9,691	230,743
Global Indemnity PLC	520	12,246	(a)
Hallmark Financial Services	817	7,467	(a)
HCI Group Inc.	386	11,858
Hilltop Holdings Inc.	2,732	44,805	(a)
Infinity Property & Casualty Corp.	499	29,820
Investors Title Co.	69	4,895
Meadowbrook Insurance Group Inc.	2,318	18,614
Mercury General Corp.	1,414	62,159

National Interstate Corp.	380	11,115
Old Republic International Corp.	10,806	139,073
OneBeacon Insurance Group Ltd.	850	12,308
RLI Corp.	973	74,347
Safety Insurance Group Inc.	551	26,729
Selective Insurance Group Inc.	2,515	57,895
State Auto Financial Corp.	519	9,430
Stewart Information Services Corp.	896	23,466
The Allstate Corp.	35,488	1,707,683
The Chubb Corp.	19,608	1,659,817
The Hanover Insurance Group Inc.	2,049	100,258
The Navigators Group Inc.	479	27,322	(a)
The Progressive Corp.	41,995	1,067,513
The Travelers Companies Inc.	28,562	2,282,675
Tower Group International Ltd.	2,494	51,152
United Fire Group Inc.	1,032	25,625
Universal Insurance Holdings Inc.	1,441	10,202
WR Berkley Corp.	5,008	204,627
XL Group PLC	21,929	664,887
		27,199,271

Publishing—0.0%*
AH Belo Corp.	740	5,076
Daily Journal Corp.	18	2,034	(a)
Dex Media Inc.	701	12,317	(a)
EW Scripps Co.	1,451	22,607	(a)
Gannett Company Inc.	17,151	419,513
Global Sources Ltd.	829	5,563	(a)
John Wiley & Sons Inc.	2,024	81,142
Journal Communications Inc.	2,013	15,077	(a)
Martha Stewart Living Omnimedia	1,507	3,632	(a)
Meredith Corp.	3,249	154,977
Scholastic Corp.	2,331	68,275
The McClatchy Co.	2,905	6,623	(a)
The New York Times Co.	11,186	123,717	(a)
The Washington Post Co.	331	160,128
Valassis Communications Inc.	3,385	83,237
		1,163,918

Railroads—0.4%
CSX Corp.	77,540	1,798,153
Genesee & Wyoming Inc.	2,153	182,661	(a)
Kansas City Southern	8,327	882,329
Norfolk Southern Corp.	23,899	1,736,262
Union Pacific Corp.	35,353	5,454,261
		10,053,666

Real Estate Development—0.0%*
AV Homes Inc.	533	9,450	(a)
Forestar Group Inc.	1,644	32,979	(a)
		42,429

Real Estate Operating Companies—0.0%*
Altisource Residential Corp.	1,034	17,257	(a)
Thomas Properties Group Inc.	1,720	9,116
		26,373

Real Estate Services—0.0%*
CBRE Group Inc.	22,855	533,893	(a)
Jones Lang LaSalle Inc.	1,988	181,186
Kennedy-Wilson Holdings Inc.	2,374	39,503
		754,582

Regional Banks—0.6%
1st Source Corp.	694	16,489
1st United Bancorp Inc.	1,357	9,119
Access National Corp.	350	4,543
American National Bankshares Inc.	307	7,135
Ameris Bancorp.	1,128	19,007	(a)
Ames National Corp.	402	9,150
Arrow Financial Corp.	438	10,841
Associated Banc-Corp.	7,512	116,812
Bancfirst Corp.	288	13,406
Bancorp Inc.	1,406	21,076	(a)
BancorpSouth Inc.	7,903	139,883
Bank of Hawaii Corp.	2,084	104,867
Bank of Kentucky Financial Corp.	231	6,570
Bank of Marin Bancorp.	230	9,200
Bank of the Ozarks Inc.	1,377	59,665
Banner Corp.	923	31,188
Bar Harbor Bankshares	141	5,154
BB&T Corp.	53,188	1,802,009
BBCN Bancorp Inc.	3,660	52,045
BNC Bancorp	617	7,046
Boston Private Financial Holdings Inc.	3,715	39,528
Bridge Bancorp Inc.	375	8,437
Bridge Capital Holdings	421	6,677	(a)
Bryn Mawr Bank Corp.	516	12,348
C&F Financial Corp.	146	8,137
California United Bank	321	5,072	(a)
Camden National Corp.	348	12,344
Capital Bank Financial Corp.	1,017	19,313	(a)
Capital City Bank Group Inc.	622	7,172	(a)
Cardinal Financial Corp.	1,405	20,569
Cascade Bancorp	488	3,030	(a)
Cathay General Bancorp.	6,588	134,066
Center Bancorp Inc.	501	6,358
Centerstate Banks Inc.	1,386	12,030
Central Pacific Financial Corp.	1,062	19,116	(a)
Century Bancorp Inc.	118	4,130
Chemical Financial Corp.	1,308	33,995
Chemung Financial Corp.	149	4,990
Citizens & Northern Corp.	577	11,148
City Holding Co.	675	26,291
City National Corp.	2,193	138,970
CNB Financial Corp.	570	9,656
CoBiz Financial Inc.	1,671	13,869
Columbia Banking System Inc.	2,310	55,001
Commerce Bancshares Inc.	3,473	151,284
Community Bank System Inc.	1,847	56,980
Community Trust Bancorp Inc.	640	22,797
CommunityOne Bancorp	554	4,493	(a)
Crescent Financial Bancshares Inc.	304	1,332	(a)

Cullen Frost Bankers Inc.	2,738	182,816
Customers Bancorp Inc.	882	14,333	(a)
CVB Financial Corp.	4,232	49,768
Eagle Bancorp Inc.	928	20,769	(a)
East West Bancorp Inc.	6,095	167,613
Enterprise Bancorp Inc.	268	4,955
Enterprise Financial Services Corp.	809	12,912
Farmers Capital Bank Corp.	270	5,856	(a)
Fidelity Southern Corp.	480	5,938
Fifth Third Bancorp	66,155	1,194,098
Financial Institutions Inc.	691	12,721
First BanCorp††	2,841	20,114	(a)
First BanCorp††	781	11,012
First Bancorp Inc.	431	7,534
First Busey Corp.	3,765	16,943
First Commonwealth Financial Corp.	4,115	30,328
First Community Bancshares Inc.	870	13,642
First Connecticut Bancorp Inc.	642	8,937
First Financial Bancorp.	2,483	36,997
First Financial Bankshares Inc.	1,383	76,978
First Financial Corp.	514	15,929
First Financial Holdings Inc.	844	17,901
First Horizon National Corp.	10,314	115,517
First Interstate Bancsystem Inc.	695	14,407
First M&F Corp.	327	5,170
First Merchants Corp.	1,351	23,170
First Midwest Bancorp Inc.	3,520	48,294
First NBC Bank Holding Co.	199	4,856	(a)
First Niagara Financial Group Inc.	15,272	153,789
First Security Group Inc.	2,440	5,295	(a)
FirstMerit Corp.	14,565	291,737
Flushing Financial Corp.	1,486	24,445
FNB Corp.	6,630	80,090
Fulton Financial Corp.	8,910	102,287
German American Bancorp Inc.	577	12,994
Glacier Bancorp Inc.	3,153	69,965
Great Southern Bancorp Inc.	488	13,156
Guaranty Bancorp	822	9,330
Hancock Holding Co.	7,473	224,714
Hanmi Financial Corp.	1,527	26,982	(a)
Heartland Financial USA Inc.	712	19,573
Heritage Commerce Corp.	1,056	7,392	(a)
Heritage Financial Corp.	677	9,918
Heritage Oaks Bancorp	938	5,787	(a)
Home BancShares Inc.	2,056	53,394
Home Federal Bancorp Inc.	719	9,160
HomeTrust Bancshares Inc.	960	16,282	(a)
Horizon Bancorp	324	6,613
Hudson Valley Holding Corp.	764	12,973
Huntington Bancshares Inc.	63,161	497,709
Iberiabank Corp.	1,273	68,246
Independent Bank Corp.	1,040	35,880
Independent Bank Group Inc.	165	5,016	(a)
International Bancshares Corp.	4,543	102,581
Intervest Bancshares Corp.	759	5,070	(a)
Investors Bancorp Inc.	2,085	43,952

KeyCorp	69,782	770,393
Lakeland Bancorp Inc.	1,470	15,332
Lakeland Financial Corp.	751	20,840
LCNB Corp.	236	5,277
M&T Bank Corp.	9,244	1,033,017
Macatawa Bank Corp.	964	4,859	(a)
MainSource Financial Group Inc.	936	12,570
MB Financial Inc.	2,348	62,926
Mercantile Bank Corp.	407	7,314
Merchants Bancshares Inc.	189	5,589
Metro Bancorp Inc.	628	12,579	(a)
MetroCorp Bancshares Inc.	820	8,003
Middleburg Financial Corp.	228	4,355
MidSouth Bancorp Inc.	424	6,585
MidWestOne Financial Group Inc.	297	7,146
National Bank Holdings Corp.	2,259	44,502
National Bankshares Inc.	310	11,014
National Penn Bancshares Inc.	5,019	50,993
NBT Bancorp Inc.	2,033	43,039
NewBridge Bancorp	807	4,834	(a)
Northrim BanCorp Inc.	274	6,628
OFG Bancorp	1,939	35,115
Old National Bancorp	4,405	60,921
OmniAmerican Bancorp Inc.	455	10,024	(a)
Pacific Continental Corp.	831	9,806
Pacific Premier Bancorp Inc.	517	6,318	(a)
PacWest Bancorp	1,774	54,373
Palmetto Bancshares Inc.	365	4,745	(a)
Park National Corp.	529	36,390
Park Sterling Corp.	2,028	11,985	(a)
Peapack Gladstone Financial Corp.	419	7,333
Penns Woods Bancorp Inc.	142	5,944
Peoples Bancorp Inc.	523	11,025
Pinnacle Financial Partners Inc.	1,606	41,290	(a)
PNC Financial Services Group Inc.	39,932	2,911,841
Preferred Bank	546	8,998	(a)
PrivateBancorp Inc.	2,855	60,555
Prosperity Bancshares Inc.	4,794	248,282
Regions Financial Corp.	106,834	1,018,128
Renasant Corp.	1,206	29,354
Republic Bancorp Inc.	472	10,346
S&T Bancorp Inc.	1,378	27,009
Sandy Spring Bancorp Inc.	1,142	24,690
SCBT Financial Corp.	773	38,951
Seacoast Banking Corporation of Florida	2,476	5,447	(a)
Sierra BanCorp.	626	9,265
Signature Bank	2,163	179,572	(a)
Simmons First National Corp.	789	20,585
Southside Bancshares Inc.	815	19,462
Southwest Bancorp Inc.	960	12,672	(a)
State Bank Financial Corp.	1,396	20,982
StellarOne Corp.	1,081	21,242
Sterling Bancorp	1,530	17,779
Sterling Financial Corp.	1,373	32,650
Suffolk BanCorp	429	7,010	(a)
Sun Bancorp Inc.	2,128	7,214	(a)

SunTrust Banks Inc.	40,733	1,285,941
Susquehanna Bancshares Inc.	8,114	104,265
SVB Financial Group	1,990	165,807	(a)
SY Bancorp Inc.	526	12,903
Synovus Financial Corp.	33,641	98,232
Taylor Capital Group Inc.	795	13,428	(a)
TCF Financial Corp.	7,305	103,585
Texas Capital Bancshares Inc.	1,865	82,731	(a)
The First of Long Island Corp.	331	10,986
Tompkins Financial Corp.	634	28,650
TowneBank/Portsmouth VA	1,253	18,444
Trico Bancshares	770	16,424
Tristate Capital Holdings Inc.	380	5,225	(a)
Trustmark Corp.	5,967	146,669
UMB Financial Corp.	1,421	79,107
Umpqua Holdings Corp.	4,829	72,483
Union First Market Bankshares Corp.	954	19,643
United Community Banks Inc.	1,719	21,350	(a)
Univest Corp of Pennsylvania	817	15,580
Valley National BanCorp	8,354	79,112
ViewPoint Financial Group Inc.	1,811	37,687
Virginia Commerce Bancorp Inc.	1,240	17,310	(a)
Washington Banking Co.	708	10,054
Washington Trust Bancorp Inc.	672	19,165
Webster Financial Corp.	7,978	204,875
WesBanco Inc.	1,195	31,584
West Bancorporation Inc.	793	9,318
Westamerica Bancorporation	2,474	113,037
Western Alliance BanCorp.	3,148	49,833	(a)
Wilshire Bancorp Inc.	2,993	19,814
Wintrust Financial Corp.	1,687	64,578
Yadkin Financial Corp.	463	6,501
Zions Bancorporation	14,089	406,890
		17,884,485

Reinsurance—0.0%*
Alleghany Corp.	756	289,782	(a)
Enstar Group Ltd.	429	57,048	(a)
Everest Re Group Ltd.	2,256	289,355
Greenlight Capital Re Ltd.	1,359	33,336	(a)
Maiden Holdings Ltd.	2,096	23,517
Montpelier Re Holdings Ltd.	2,113	52,846
Platinum Underwriters Holdings Ltd.	1,424	81,481
Reinsurance Group of America Inc.	3,229	223,156
		1,050,521

Research & Consulting Services—0.1%
Acacia Research Corp.	2,073	46,332
CBIZ Inc.	1,556	10,441	(a)
CRA International Inc.	438	8,090	(a)
Equifax Inc.	9,220	543,335
Exponent Inc.	578	34,166
Franklin Covey Co.	194	2,611	(a)
FTI Consulting Inc.	3,547	116,660	(a)
Huron Consulting Group Inc.	1,038	47,997	(a)
ICF International Inc.	891	28,075	(a)
Mistras Group Inc.	747	13,132	(a)

National Technical Systems Inc.	359	5,022	(a)
Navigant Consulting Inc.	2,330	27,960	(a)
Odyssey Marine Exploration Inc.	3,468	10,265	(a)
Pendrell Corp.	7,154	18,743	(a)
Resources Connection Inc.	1,963	22,771
RPX Corp.	1,309	21,991	(a)
The Advisory Board Co.	1,560	85,254	(a)
The Corporate Executive Board Co.	2,968	187,637
The Dun & Bradstreet Corp.	2,976	290,011
VSE Corp.	118	4,846
		1,525,339

Residential REITs—0.2%
American Campus Communities Inc.	4,768	193,867
American Residential Properties Inc.	510	8,772	(a)
Apartment Investment & Management Co.	11,092	333,204
Associated Estates Realty Corp.	2,397	38,544
AvalonBay Communities Inc.	9,215	1,243,196
BRE Properties Inc.	3,519	176,020
Camden Property Trust	3,840	265,498
Campus Crest Communities Inc.	2,772	31,989
Colonial Properties Trust	3,844	92,717
Education Realty Trust Inc.	4,808	49,186
Equity Residential	24,211	1,405,691
Essex Property Trust Inc.	1,722	273,660
Home Properties Inc.	2,395	156,561
Silver Bay Realty Trust Corp.	628	10,400
Sun Communities Inc.	1,630	81,109
UDR Inc.	11,138	283,908
UMH Properties Inc.	607	6,234
		4,650,556

Restaurants—0.6%
AFC Enterprises Inc.	993	35,688	(a)
Biglari Holdings Inc.	55	22,572	(a)
BJ’s Restaurants Inc.	1,153	42,776	(a)
Bloomin’ Brands Inc.	2,452	61,006	(a)
Bob Evans Farms Inc.	2,480	116,510
Bravo Brio Restaurant Group Inc.	923	16,448	(a)
Brinker International Inc.	3,247	128,029
Buffalo Wild Wings Inc.	810	79,510	(a)
Carrols Restaurant Group Inc.	778	5,026	(a)
CEC Entertainment Inc.	741	30,411
Chipotle Mexican Grill Inc.	2,346	854,765	(a)
Chuy’s Holdings Inc.	704	26,991	(a)
Cracker Barrel Old Country Store Inc.	847	80,177
Darden Restaurants Inc.	9,900	499,752
Del Frisco’s Restaurant Group Inc.	570	12,204	(a)
Denny’s Corp.	3,631	20,406	(a)
DineEquity Inc.	724	49,862
Diversified Restaurant Holdings Inc.	613	4,879	(a)
Domino’s Pizza Inc.	2,537	147,527
Einstein Noah Restaurant Group Inc.	358	5,084
Fiesta Restaurant Group Inc.	933	32,086	(a)
Ignite Restaurant Group Inc.	352	6,642	(a)
Jack in the Box Inc.	1,924	75,594	(a)

Jamba Inc.	733	10,944	(a)
Krispy Kreme Doughnuts Inc.	2,906	50,710	(a)
Luby’s Inc.	972	8,213	(a)
McDonald’s Corp.	75,942	7,518,258
Nathan’s Famous Inc.	114	5,956	(a)
Panera Bread Co.	1,254	233,169	(a)
Papa John’s International Inc.	723	47,263	(a)
Red Robin Gourmet Burgers Inc.	607	33,494	(a)
Ruby Tuesday Inc.	2,543	23,472	(a)
Ruth’s Hospitality Group Inc.	1,736	20,954
Sonic Corp.	2,363	34,405	(a)
Starbucks Corp.	56,771	3,717,933
Texas Roadhouse Inc.	2,764	69,155
The Cheesecake Factory Inc.	4,562	191,102
The Wendy’s Co.	12,810	74,682
Yum! Brands Inc.	34,061	2,361,790
		16,755,445

Retail REITs—0.2%
Acadia Realty Trust	2,391	59,034
Agree Realty Corp.	530	15,646
Alexander’s Inc.	98	28,784
AmREIT Inc.	605	11,701
Cedar Realty Trust Inc.	3,119	16,156
Equity One Inc.	5,591	126,524
Excel Trust Inc.	2,014	25,799
Federal Realty Investment Trust	2,944	305,234
Getty Realty Corp.	1,212	25,028
Glimcher Realty Trust	6,239	68,130
Inland Real Estate Corp.	4,034	41,227
Kimco Realty Corp.	30,768	659,358
Kite Realty Group Trust	4,300	25,929
National Retail Properties Inc.	5,227	179,809
Pennsylvania Real Estate Investment Trust	2,920	55,130
Ramco-Gershenson Properties Trust	2,632	40,875
Realty Income Corp.	8,650	362,608
Regency Centers Corp.	4,161	211,420
Retail Opportunity Investments Corp.	2,861	39,768
Rouse Properties Inc.	1,067	20,935
Saul Centers Inc.	336	14,939
Simon Property Group Inc.	23,542	3,717,753
Taubman Centers Inc.	1,244	93,487
The Macerich Co.	10,357	631,466
Urstadt Biddle Properties Inc.	1,135	22,893
Weingarten Realty Investors	5,126	157,727
		6,957,360

Security & Alarm Services—0.1%
The ADT Corp.	16,632	662,785
The Brink’s Co.	4,265	108,800
Tyco International Ltd.	35,222	1,160,565
		1,932,150

Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,806	31,442	(a)
Amkor Technology Inc.	3,422	14,407	(a)
Applied Materials Inc.	91,324	1,361,641
ATMI Inc.	1,439	34,032	(a)

Axcelis Technologies Inc.	3,265	5,942	(a)
Brooks Automation Inc.	3,112	30,280
Cabot Microelectronics Corp.	1,074	35,453	(a)
Cohu Inc.	1,164	14,550
Entegris Inc.	6,380	59,908	(a)
FormFactor Inc.	2,328	15,714	(a)
GT Advanced Technologies Inc.	5,688	23,605	(a)
KLA-Tencor Corp.	12,541	698,910
Lam Research Corp.	12,429	551,102	(a)
LTX-Credence Corp.	2,348	14,065	(a)
MKS Instruments Inc.	2,425	64,359
Nanometrics Inc.	1,077	15,800	(a)
PDF Solutions Inc.	1,130	20,826	(a)
Photronics Inc.	2,911	23,463	(a)
Rubicon Technology Inc.	808	6,472	(a)
Rudolph Technologies Inc.	1,513	16,946	(a)
SunEdison Inc.	20,249	165,434	(a)
Teradyne Inc.	14,371	252,498	(a)
Tessera Technologies Inc.	2,379	49,483
Ultra Clean Holdings	1,292	7,817	(a)
Ultratech Inc.	1,205	44,248	(a)
Veeco Instruments Inc.	1,798	63,685	(a)
		3,622,082

Semiconductors—0.8%
Advanced Micro Devices Inc.	45,085	183,947	(a)
Alpha & Omega Semiconductor Ltd.	694	5,302	(a)
Altera Corp.	24,171	797,401
Ambarella Inc.	701	11,798	(a)
ANADIGICS Inc.	3,653	8,037	(a)
Analog Devices Inc.	23,351	1,052,196
Applied Micro Circuits Corp.	3,098	27,262	(a)
Atmel Corp.	19,085	140,275	(a)
Broadcom Corp.	39,852	1,345,404
Cavium Inc.	2,298	81,280	(a)
Ceva Inc.	1,092	21,141	(a)
Cirrus Logic Inc.	2,708	47,011	(a)
Cree Inc.	5,237	334,435	(a)
Cypress Semiconductor Corp.	12,238	131,314
Diodes Inc.	1,661	43,136	(a)
DSP Group Inc.	969	8,052	(a)
Entropic Communications Inc.	4,157	17,750	(a)
Exar Corp.	1,647	17,738	(a)
Fairchild Semiconductor International Inc.	5,735	79,143	(a)
First Solar Inc.	5,042	225,529	(a)
GSI Technology Inc.	955	6,036	(a)
Hittite Microwave Corp.	1,419	82,302	(a)
Inphi Corp.	1,118	12,298	(a)
Integrated Device Technology Inc.	12,211	96,956	(a)
Integrated Silicon Solution Inc.	1,229	13,470	(a)
Intel Corp.	376,541	9,119,823
Intermolecular Inc.	679	4,936	(a)
International Rectifier Corp.	6,125	128,258	(a)

Intersil Corp.	10,888	85,145
IXYS Corp.	1,138	12,586
Kopin Corp.	3,109	11,534	(a)
Lattice Semiconductor Corp.	5,564	28,209	(a)
Linear Technology Corp.	17,802	655,826
LSI Corp.	41,422	295,753	(a)
M/A-COM Technology Solutions Holdings Inc.	296	4,322	(a)
MaxLinear Inc.	953	6,671	(a)
Micrel Inc.	2,198	21,716
Microchip Technology Inc.	14,946	556,738
Micron Technology Inc.	78,054	1,118,514	(a)
Microsemi Corp.	4,070	92,593	(a)
Mindspeed Technologies Inc.	1,873	6,069	(a)
Monolithic Power Systems Inc.	1,614	38,914
MoSys Inc.	1,573	6,323	(a)
NeoPhotonics Corp.	836	7,265	(a)
NVE Corp.	202	9,458	(a)
NVIDIA Corp.	43,535	610,796
OmniVision Technologies Inc.	2,430	45,319	(a)
Peregrine Semiconductor Corp.	927	10,114	(a)
Pericom Semiconductor Corp.	1,027	7,312	(a)
PLX Technology Inc.	2,218	10,558	(a)
PMC—Sierra Inc.	8,506	54,013	(a)
Power Integrations Inc.	1,306	52,971
Rambus Inc.	5,204	44,702	(a)
RF Micro Devices Inc.	24,581	131,508	(a)
Semtech Corp.	5,988	209,760	(a)
Sigma Designs Inc.	1,502	7,585	(a)
Silicon Image Inc.	2,904	16,988	(a)
Silicon Laboratories Inc.	1,640	67,912	(a)
Skyworks Solutions Inc.	8,634	188,998	(a)
Spansion Inc.	2,233	27,957	(a)
SunPower Corp.	1,951	40,386	(a)
Supertex Inc.	415	9,923
Texas Instruments Inc.	84,024	2,929,917
TriQuint Semiconductor Inc.	6,908	47,872	(a)
Volterra Semiconductor Corp.	1,166	16,464	(a)
Xilinx Inc.	20,021	793,032
		22,323,953

Soft Drinks—0.8%
Coca-Cola Bottling Company Consolidated	186	11,374
Coca-Cola Enterprises Inc.	19,500	685,620
Dr Pepper Snapple Group Inc.	15,373	706,082
Monster Beverage Corp.	11,006	668,835	(a)
National Beverage Corp.	508	8,875
PepsiCo Inc.	117,138	9,580,717
The Coca-Cola Co.	290,129	11,637,074
		23,298,577

Specialized Consumer Services—0.1%
Ascent Capital Group Inc.	622	48,560	(a)
Carriage Services Inc.	762	12,916
H&R Block Inc.	20,763	576,173
Hillenbrand Inc.	2,336	55,387
JTH Holding Inc.	314	5,103	(a)

LifeLock Inc.	2,513	29,427	(a)
Mac-Gray Corp.	492	6,986
Matthews International Corp.	2,389	90,065
Outerwall Inc.	1,256	73,690	(a)
Regis Corp.	4,633	76,073
Service Corp International	9,511	171,483
Sotheby’s	6,070	230,114
Steiner Leisure Ltd.	660	34,888	(a)
Stewart Enterprises Inc.	3,079	40,304
		1,451,169

Specialized Finance—0.2%
California First National Bancorp	100	1,650
CBOE Holdings Inc.	3,810	177,698
CME Group Inc.	23,324	1,772,158
Gain Capital Holdings Inc.	758	4,783
IntercontinentalExchange Inc.	5,492	976,258	(a)
MarketAxess Holdings Inc.	1,714	80,129
Marlin Business Services Corp.	385	8,770
Moody’s Corp.	14,647	892,442
MSCI Inc.	5,381	179,026	(a)
NewStar Financial Inc.	1,294	17,236	(a)
NYSE Euronext	18,348	759,607
PHH Corp.	2,403	48,973	(a)
Resource America Inc.	631	5,364
The McGraw-Hill Companies Inc.	20,754	1,103,905
The NASDAQ OMX Group Inc.	9,008	295,372
		6,323,371

Specialized REITs—0.5%
American Tower Corp.	29,988	2,194,222
Ashford Hospitality Trust Inc.	2,107	24,125
Aviv REIT Inc.	498	12,594
Chatham Lodging Trust	639	10,978
Chesapeake Lodging Trust	2,113	43,929
Corrections Corp of America	5,154	174,566
CubeSmart	5,902	94,314
DiamondRock Hospitality Co.	8,318	77,524
EPR Properties	2,083	104,712
Extra Space Storage Inc.	4,671	195,855
FelCor Lodging Trust Inc.	5,194	30,697	(a)
HCP Inc.	34,482	1,566,862
Healthcare Realty Trust Inc.	3,942	100,521
Healthcare REIT Inc.	21,550	1,444,496
Hersha Hospitality Trust	9,421	53,134
Hospitality Properties Trust	6,185	162,542
Host Hotels & Resorts Inc.	56,432	952,008
LaSalle Hotel Properties	4,265	105,346
LTC Properties Inc.	1,554	60,684
Medical Properties Trust Inc.	6,560	93,939
National Health Investors Inc.	1,116	66,804
Omega Healthcare Investors Inc.	5,303	164,499
Pebblebrook Hotel Trust	2,639	68,218
Plum Creek Timber Company Inc.	12,429	580,061
Potlatch Corp.	3,686	149,062
Public Storage	10,968	1,681,723
Rayonier Inc.	5,693	315,335

RLJ Lodging Trust	5,460	122,795
Ryman Hospitality Properties	1,974	77,006
Sabra Healthcare REIT Inc.	1,747	45,614
Senior Housing Properties Trust	8,339	216,230
Sovran Self Storage Inc.	1,359	88,050
Strategic Hotels & Resorts Inc.	7,835	69,418	(a)
Summit Hotel Properties Inc.	2,827	26,715
Sunstone Hotel Investors Inc.	7,341	88,679	(a)
The Geo Group Inc.	3,168	107,554
Universal Health Realty Income Trust	522	22,514
Ventas Inc.	22,206	1,542,429
Weyerhaeuser Co.	43,691	1,244,757
		14,180,511

Specialty Chemicals—0.2%
A Schulman Inc.	1,347	36,127
ADA-ES Inc.	427	17,985	(a)
Albemarle Corp.	3,972	247,416
American Pacific Corp.	219	6,209	(a)
Ashland Inc.	3,294	275,049
Balchem Corp.	1,318	58,981
Chase Corp.	268	5,992
Chemtura Corp.	4,262	86,519	(a)
Cytec Industries Inc.	1,871	137,051
Ecolab Inc.	20,184	1,719,475
Ferro Corp.	3,437	23,887	(a)
Flotek Industries Inc.	2,049	36,759	(a)
FutureFuel Corp.	789	11,180
GSE Holding Inc.	366	2,119	(a)
HB Fuller Co.	2,157	81,556
Innophos Holdings Inc.	992	46,793
Innospec Inc.	1,062	42,671
International Flavors & Fragrances Inc.	6,119	459,904
KMG Chemicals Inc.	329	6,942
Kraton Performance Polymers Inc.	1,482	31,418	(a)
Landec Corp.	1,137	15,020	(a)
Minerals Technologies Inc.	3,161	130,675
NewMarket Corp.	485	127,342
OM Group Inc.	1,487	45,978	(a)
OMNOVA Solutions Inc.	2,155	17,262	(a)
PolyOne Corp.	4,343	107,620
Quaker Chemical Corp.	597	37,020
RPM International Inc.	5,950	190,043
Sensient Technologies Corp.	4,283	173,333
Sigma-Aldrich Corp.	9,099	731,196
Stepan Co.	852	47,380
Taminco Corp.	650	13,254	(a)
The Sherwin-Williams Co.	6,487	1,145,604
Valspar Corp.	3,699	239,214
Zep Inc.	995	15,751
Zoltek Companies Inc.	1,256	16,215	(a)
		6,386,940

Specialty Stores—0.1%
Barnes & Noble Inc.	3,402	54,296	(a)
Big 5 Sporting Goods Corp.	813	17,845
Cabela’s Inc.	2,089	135,284	(a)

Dick’s Sporting Goods Inc.	4,423	221,415
Five Below Inc.	1,449	53,265	(a)
Hibbett Sports Inc.	1,103	61,216	(a)
MarineMax Inc.	965	10,933	(a)
Office Depot Inc.	23,044	89,181	(a)
OfficeMax Inc.	4,033	41,258
PetSmart Inc.	7,819	523,795
Signet Jewelers Ltd.	3,578	241,265
Staples Inc.	50,260	797,124
Tiffany & Co.	9,125	664,665
Tractor Supply Co.	3,141	369,413
Vitamin Shoppe Inc.	1,344	60,265	(a)
West Marine Inc.	577	6,347	(a)
Winmark Corp.	69	4,476
Zale Corp.	1,362	12,394	(a)
		3,364,437

Steel—0.1%
AK Steel Holding Corp.	6,594	20,046
Allegheny Technologies Inc.	8,232	216,584
AM Castle & Co.	802	12,640
Carpenter Technology Corp.	1,937	87,301
Cliffs Natural Resources Inc.	11,594	188,403
Commercial Metals Co.	10,200	150,654
Handy & Harman Ltd.	179	3,201	(a)
Haynes International Inc.	567	27,142
Nucor Corp.	24,011	1,040,157
Olympic Steel Inc.	415	10,167
Reliance Steel & Aluminum Co.	3,366	220,675
Schnitzer Steel Industries Inc.	1,167	27,284
Steel Dynamics Inc.	9,806	146,207
SunCoke Energy Inc.	3,223	45,186	(a)
United States Steel Corp.	10,878	190,691
Universal Stainless & Alloy Products Inc.	307	9,050	(a)
Worthington Industries Inc.	4,774	151,384
		2,546,772

Systems Software—1.1%
AVG Technologies N.V.	1,044	20,306	(a)
BMC Software Inc.	10,065	454,334	(a)
CA Inc.	25,109	718,871
CommVault Systems Inc.	3,994	303,105	(a)
Cyan Inc.	512	5,350	(a)
FleetMatics Group PLC	683	22,696	(a)
Imperva Inc.	867	39,050	(a)
Infoblox Inc.	2,178	63,728	(a)
MICROS Systems Inc.	3,524	152,061	(a)
Microsoft Corp.	569,282	19,657,307
Oracle Corp.	278,296	8,549,253
Progress Software Corp.	2,403	55,293	(a)
Proofpoint Inc.	907	21,977	(a)
Qualys Inc.	738	11,897	(a)
Rally Software Development Corp.	257	6,379	(a)
Red Hat Inc.	14,352	686,313	(a)
Rovi Corp.	4,580	104,607	(a)

Sourcefire Inc.	1,369	76,048	(a)
Symantec Corp.	52,784	1,186,056
TeleCommunication Systems Inc.	2,146	5,000	(a)
VASCO Data Security International Inc.	1,340	11,135	(a)
		32,150,766

Technology Distributors—0.0%*
Agilysys Inc.	705	7,959	(a)
Anixter International Inc.	1,164	88,243	(a)
Arrow Electronics Inc.	4,670	186,099	(a)
Avnet Inc.	6,038	202,877	(a)
Electro Rent Corp.	836	14,036
Ingram Micro Inc.	6,557	124,517	(a)
Insight Enterprises Inc.	2,028	35,977	(a)
Navarre Corp.	1,819	5,020	(a)
PC Connection Inc.	379	5,856
Richardson Electronics Ltd.	493	5,788
ScanSource Inc.	1,246	39,872	(a)
SYNNEX Corp.	1,170	49,468	(a)
Tech Data Corp.	1,615	76,050	(a)
		841,762

Textiles—0.0%*
Culp Inc.	374	6,504
Unifi Inc.	627	12,960	(a)
		19,464

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	7,859	84,720
Bank Mutual Corp.	2,339	13,192
BankAtlantic Bancorp Inc.	391	5,048
BankFinancial Corp.	1,086	9,231
Beneficial Mutual Bancorp Inc.	1,474	12,382	(a)
Berkshire Hills Bancorp Inc.	1,142	31,702
BofI Holding Inc.	519	23,781	(a)
Brookline Bancorp Inc.	3,319	28,809
Capitol Federal Financial Inc.	6,487	78,752
Clifton Savings Bancorp Inc.	423	5,013
Dime Community Bancshares Inc.	1,477	22,628
ESB Financial Corp.	597	7,242
ESSA Bancorp Inc.	391	4,285
EverBank Financial Corp.	3,697	61,222
Federal Agricultural Mortgage Corp.	483	13,949
First Defiance Financial Corp.	460	10,373
First Federal Bancshares of Arkansas Inc.	222	1,754	(a)
First Financial Northwest Inc.	676	6,970
First Pactrust Bancorp Inc.	518	7,034
Flagstar Bancorp Inc.	745	10,400
Fox Chase Bancorp Inc.	560	9,520
Franklin Financial Corp.	521	9,383
Hingham Institution for Savings	15	1,018
Home Bancorp Inc.	213	3,941	(a)
Home Loan Servicing Solutions Ltd.	2,554	61,219
HomeStreet Inc.	680	14,586
Hudson City Bancorp Inc.	35,926	329,082
Kearny Financial Corp.	734	7,700	(a)
MD Charter Financial Corp.	897	9,042

Meridian Interstate Bancorp Inc.	357	6,722	(a)
Meta Financial Group Inc.	187	4,914
MGIC Investment Corp.	14,626	88,780	(a)
NASB Financial Inc.	217	5,679	(a)
New York Community Bancorp Inc.	19,936	279,104
Northfield Bancorp Inc.	2,369	27,765
Northwest Bancshares Inc.	4,045	54,648
OceanFirst Financial Corp.	647	10,061
Oritani Financial Corp.	2,161	33,884
PennyMac Financial Services Inc.	456	9,699	(a)
People’s United Financial Inc.	25,820	384,718
Provident Financial Holdings Inc.	504	8,004
Provident Financial Services Inc.	2,541	40,097
Provident New York BanCorp.	1,877	17,531
Radian Group Inc.	7,643	88,812
Rockville Financial Inc.	1,344	17,580
Roma Financial Corp.	472	8,572
Territorial Bancorp Inc.	397	8,976
Tree.com Inc.	351	6,016
TrustCo Bank Corp NY	4,584	24,937
United Community Financial Corp.	1,244	5,785	(a)
United Financial Bancorp Inc.	943	14,286
Walker & Dunlop Inc.	828	14,490	(a)
Washington Federal Inc.	4,728	89,265
Waterstone Financial Inc.	518	5,263	(a)
Westfield Financial Inc.	1,127	7,889
WSFS Financial Corp.	338	17,708
		2,165,163

Tires & Rubber—0.0%*
Cooper Tire & Rubber Co.	2,730	90,554
The Goodyear Tire & Rubber Co.	18,793	287,345	(a)
		377,899

Tobacco—0.7%
Alliance One International Inc.	3,958	15,040	(a)
Altria Group Inc.	152,156	5,323,938
Lorillard Inc.	28,672	1,252,393
Philip Morris International Inc.	123,876	10,730,139
Reynolds American Inc.	24,105	1,165,959
Universal Corp.	2,057	118,998
Vector Group Ltd.	2,577	41,799
		18,648,266

Trading Companies & Distributors—0.1%
Aceto Corp.	1,153	16,061
Aircastle Ltd.	3,048	48,738
Applied Industrial Technologies Inc.	1,803	87,139
Beacon Roofing Supply Inc.	2,206	83,563	(a)
BlueLinx Holdings Inc.	2,106	4,528	(a)
CAI International Inc.	670	15,792	(a)
DXP Enterprises Inc.	400	26,640	(a)
Edgen Group Inc.	667	4,255	(a)
Fastenal Co.	20,403	935,478
GATX Corp.	2,136	101,310
H&E Equipment Services Inc.	1,357	28,592
Houston Wire & Cable Co.	787	10,892

Kaman Corp.	1,207	41,714
MSC Industrial Direct Company Inc.	2,052	158,948
Rush Enterprises Inc.	1,486	36,778	(a)
TAL International Group Inc.	1,479	64,440
Textainer Group Holdings Ltd.	891	34,250
Titan Machinery Inc.	789	15,488	(a)
United Rentals Inc.	4,197	209,472	(a)
Watsco Inc.	2,460	206,542
WW Grainger Inc.	4,520	1,139,854
		3,270,474

Trucking—0.0%*
Arkansas Best Corp.	1,235	28,343
Celadon Group Inc.	905	16,516
Con-way Inc.	2,497	97,283
Heartland Express Inc.	2,127	29,501
JB Hunt Transport Services Inc.	4,086	295,173
Knight Transportation Inc.	2,647	44,523
Landstar System Inc.	2,006	103,309
Marten Transport Ltd.	934	14,636
Patriot Transportation Holding Inc.	275	8,261	(a)
Quality Distribution Inc.	1,097	9,697	(a)
Roadrunner Transportation Systems Inc.	817	22,745	(a)
Ryder System Inc.	3,923	238,479
Saia Inc.	1,072	32,128	(a)
Swift Transportation Co.	3,691	61,049	(a)
Universal Truckload Services Inc.	261	6,293	(a)
Werner Enterprises Inc.	3,845	92,934
YRC Worldwide Inc.	373	10,724	(a)
		1,111,594

Water Utilities—0.0%*
American States Water Co.	875	46,961
Aqua America Inc.	6,401	200,287
Artesian Resources Corp.	336	7,486
California Water Service Group	2,245	43,800
Connecticut Water Service Inc.	500	14,350
Consolidated Water Company Ltd.	684	7,818
Middlesex Water Co.	660	13,147
Pure Cycle Corp.	855	4,779	(a)
SJW Corp.	676	17,711
York Water Co.	498	9,477
		365,816

Wireless Telecommunication Services—0.1%
Boingo Wireless Inc.	705	4,378	(a)
Crown Castle International Corp.	22,156	1,603,873	(a)
Leap Wireless International Inc.	1,991	13,399	(a)
NII Holdings Inc.	7,402	49,371	(a)
NTELOS Holdings Corp.	722	11,884
Shenandoah Telecommunications Co.	951	15,863
Sprint Nextel Corp.	228,905	1,606,913	(a)
Telephone & Data Systems Inc.	4,661	114,894
USA Mobility Inc.	1,036	14,059
		3,434,634

Total Domestic Equity
(Cost $1,068,851,184)		1,203,909,651

Foreign Equity—20.8%

Advertising—0.1%
Cheil Worldwide Inc.	3,970	$85,515
Dentsu Inc.	6,900	238,254
Hakuhodo DY Holdings Inc.	860	60,170
JCDecaux S.A.	2,567	69,921
Publicis Groupe S.A.	6,917	491,811
WPP PLC	49,018	834,158
		1,779,829

Aerospace & Defense—0.2%
AviChina Industry & Technology Company Ltd.	76,000	39,194
BAE Systems PLC	124,458	722,972
Bombardier Inc.	51,880	230,152
CAE Inc.	8,733	90,314
Cobham PLC	39,356	156,451
Embraer S.A.	20,700	192,190
European Aeronautic Defence and Space Company N.V.	21,713	1,159,003	(a)
Finmeccanica S.p.A.	15,038	75,217
Korea Aerospace Industries Ltd.	1,660	44,333
Meggitt PLC	28,835	226,324
Rolls-Royce Holdings PLC	71,205	1,224,682
Safran S.A.	9,039	471,442
Singapore Technologies Engineering Ltd.	63,000	208,129
Thales S.A.	3,301	153,933
Zodiac Aerospace	1,247	164,847
		5,159,183

Agricultural Products—0.0%*
Astra Agro Lestari Tbk PT	15,000	29,773
Charoen Pokphand Indonesia Tbk PT	289,500	150,219	(a)
China Agri-Industries Holdings Ltd.	83,000	36,383
Felda Global Ventures Holdings Bhd	47,900	68,526
Genting Plantations Bhd	8,500	24,831
Golden Agri-Resources Ltd.	276,000	121,864
IOI Corp Bhd	113,100	194,735
Kernel Holding S.A.	1,837	26,469	(a)
Kuala Lumpur Kepong Bhd	18,200	125,116
Wilmar International Ltd.	69,000	171,371
		949,287

Air Freight & Logistics—0.1%
Deutsche Post AG	34,044	844,993
Hyundai Glovis Company Ltd.	540	91,493
Li & Fung Ltd.	224,000	307,279
TNT Express N.V.	12,304	92,154
Toll Holdings Ltd.	25,348	123,436
Yamato Holdings Company Ltd.	13,900	292,595
		1,751,950

Airlines—0.1%
Air China Ltd.	70,000	50,178
AirAsia BHD	48,500	48,968	(a)
All Nippon Airways Company Ltd.	46,000	95,394
Cathay Pacific Airways Ltd.	54,000	94,405
China Airlines Ltd.	104,000	39,211	(a)
China Southern Airlines Company Ltd.	70,000	28,338

Deutsche Lufthansa AG	8,489	172,082
easyJet PLC	3,867	76,011	(a)
Eva Airways Corp.	65,000	37,194	(a)
International Consolidated Airlines Group S.A.	33,764	135,439	(a)
Japan Airlines Company Ltd.	2,200	112,951	(f)
Korean Air Lines Company Ltd.	1,650	44,427
Latam Airlines Group S.A.	10,069	171,530
Qantas Airways Ltd.	41,362	51,112	(a)
Singapore Airlines Ltd.	21,000	165,576
Turk Hava Yollari	20,176	78,426
		1,401,242

Airport Services—0.0%*
Aeroports de Paris	1,084	105,269
Airports of Thailand PCL	16,100	87,469
Auckland International Airport Ltd.	35,641	81,751
Beijing Capital International Airport Company Ltd.	64,000	41,917	(a)
Fraport AG Frankfurt Airport Services Worldwide	1,434	86,638
Grupo Aeroportuario del Pacifico SAB de C.V.	10,700	54,166
Grupo Aeroportuario del Sureste SAB de C.V.	7,500	83,258
Malaysia Airports Holdings Bhd	22,300	44,536
Sydney Airport	9,415	29,129
TAV Havalimanlari Holding AS	6,264	36,686	(a)
		650,819

Alternative Carriers—0.0%*
Iliad S.A.	844	182,279
Inmarsat PLC	16,632	169,896
Ziggo N.V.	6,157	246,098
		598,273

Aluminum—0.0%*
Alumina Ltd.	91,959	82,912
Aluminum Corp of China Ltd.	152,000	49,384	(a)
Hindalco Industries Ltd.	39,321	65,607
Norsk Hydro ASA	36,328	144,216
		342,119

Apparel Retail—0.1%
ABC-Mart Inc.	1,000	38,959
Belle International Holdings Ltd.	181,000	248,759
Cia Hering	5,200	73,679
Fast Retailing Company Ltd.	2,000	673,479
Hennes & Mauritz AB	35,406	1,156,166
Inditex S.A.	8,176	1,007,918
Mr Price Group Ltd.	8,676	117,723
Shimamura Company Ltd.	800	97,045
The Foschini Group Ltd.	7,514	74,745
Truworths International Ltd.	16,087	140,902
		3,629,375

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	7,864	849,858
Bosideng International Holdings Ltd.	108,000	22,557
Burberry Group PLC	17,084	350,062
Christian Dior S.A.	2,086	336,224
Cie Financiere Richemont S.A.	19,613	1,731,931
Gildan Activewear Inc.	4,285	173,236

Hugo Boss AG	1,140	125,363
Luxottica Group S.p.A.	6,152	310,591
LVMH Moet Hennessy Louis Vuitton S.A.	9,569	1,548,563
PPR	2,889	586,385
The Swatch Group AG††	1,612	151,633
The Swatch Group AG††	1,164	636,039
Titan Industries Ltd.	7,768	29,203
		6,851,645

Application Software—0.1%
Dassault Systemes S.A.	2,306	281,701
Open Text Corp.	2,179	148,509
NICE Systems Ltd.	2,227	80,874	(a)
SAP AG	34,549	2,526,552
Sapiens International Corp N.V.	604	3,467
The Sage Group PLC	42,947	221,599	(a)
		3,262,702

Asset Management & Custody Banks—0.1%
3i Group PLC	38,166	195,424
Aberdeen Asset Management PLC	35,051	203,504
CETIP SA—Mercados Organizados	8,005	82,766
CI Financial Corp.	6,077	174,369
Hargreaves Lansdown PLC	9,137	123,060
IGM Financial Inc.	4,272	182,591
Julius Baer Group Ltd.	8,379	326,694
Mirae Asset Securities Company Ltd.	1,260	46,062
Partners Group Holding AG	704	190,295
Ratos AB	7,949	61,301
SBI Holdings Inc.	7,800	85,982
Schroders PLC	4,533	150,086
		1,822,134

Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	7,200	275,069
Continental AG	4,104	547,328
Denso Corp.	18,100	850,018
GKN PLC	63,320	289,361
Halla Visteon Climate Control Corp.	650	20,632	(a)
Hyundai Mobis	2,546	608,606
Hyundai Wia Corp.	628	93,481
Koito Manufacturing Company Ltd.	4,000	76,307
Magna International Inc.	8,766	622,042
NGK Spark Plug Company Ltd.	7,000	139,951
NHK Spring Company Ltd.	6,000	69,462
NOK Corp.	4,000	63,502
Stanley Electric Company Ltd.	5,300	103,081
Toyoda Gosei Company Ltd.	2,500	61,182
Toyota Boshoku Corp.	2,700	38,868
Toyota Industries Corp.	6,400	261,579
		4,120,469

Automobile Manufacturers—0.7%
Astra International Tbk PT	781,500	551,184
Bayerische Motoren Werke AG	12,564	1,097,137
Brilliance China Automotive Holdings Ltd.	108,000	121,279	(a)
Byd Company Ltd.	19,500	64,486
China Motor Corp.	19,000	16,768

Daihatsu Motor Company Ltd.	7,000	132,481
Daimler AG	35,813	2,163,946
Dongfeng Motor Group Company Ltd.	102,000	136,239
Fiat S.p.A.	32,883	229,530
Ford Otomotiv Sanayi AS	2,547	35,114
Fuji Heavy Industries Ltd.	22,000	541,501
Geely Automobile Holdings Ltd.	185,000	80,618
Great Wall Motor Company Ltd.	38,000	163,144
Guangzhou Automobile Group Company Ltd.	82,000	77,493	(a)
Honda Motor Company Ltd.	61,100	2,266,608
Hyundai Motor Co.	5,769	1,139,100
Isuzu Motors Ltd.	44,000	300,760
Kia Motors Corp.	9,391	510,644
Mahindra & Mahindra Ltd.	11,419	186,201
Mazda Motor Corp.	103,000	405,426
Mitsubishi Motors Corp.	159,000	217,688	(a)
Nissan Motor Company Ltd.	92,900	939,895
Renault S.A.	7,339	493,197
Suzuki Motor Corp.	13,700	315,417
Tata Motors Ltd.	28,458	133,993
Tofas Turk Otomobil Fabrikasi AS	4,588	28,653
Toyota Motor Corp.	103,500	6,241,154
UMW Holdings Bhd	21,300	98,427
Volkswagen AG	1,127	219,373
Yulon Motor Company Ltd.	32,000	51,250
		18,958,706

Automotive Retail—0.0%*
Hotai Motor Company Ltd.	9,000	96,994
USS Company Ltd.	780	98,859
Zhongsheng Group Holdings Ltd.	21,500	23,755
		219,608

Biotechnology—0.1%
Actelion Ltd.	4,077	245,184
CSL Ltd.	18,712	1,054,744
Elan Corp PLC	19,048	266,289	(a)
Grifols S.A.	5,817	213,226
Novozymes A/S	8,809	281,549
Prothena Corporation PLC	429	5,538	(a)
		2,066,530

Brewers—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	120,696
Anheuser-Busch InBev N.V.	30,095	2,675,346
Asahi Group Holdings Ltd.	14,600	361,711
Carlsberg A/S	3,986	356,355
Cia Cervecerias Unidas S.A.	3,906	56,010
Cia de Bebidas das Americas	5,400	201,866
Heineken Holding N.V.	3,678	206,078
Heineken N.V.	8,575	545,607
Hite Jinro Company Ltd.	540	14,752	(a)
Kirin Holdings Company Ltd.	32,000	500,609
SABMiller PLC	36,037	1,723,072
Tsingtao Brewery Company Ltd.	12,000	86,020	(a)
United Breweries Ltd.	2,416	29,557
		6,877,679

Broadcasting—0.1%
Astro Malaysia Holdings Bhd	14,600	14,002	(a)
BEC World PCL	35,500	67,246
Global Mediacom Tbk PT	224,500	48,632
Grupo Televisa SAB	95,700	473,950
ITV PLC	145,670	309,534
Media Nusantara Citra Tbk PT	154,000	48,489	(a)
Zee Entertainment Enterprises Ltd.	11,076	44,136
		1,005,989

Building Products—0.1%
Asahi Glass Company Ltd.	38,000	247,123
Assa Abloy AB	12,857	500,607	(a)
Cie de St-Gobain	14,996	606,218
Daikin Industries Ltd.	8,700	351,206
Geberit AG	1,390	344,213
KCC Corp.	194	55,717
LIXIL Group Corp.	10,400	253,051
Taiwan Glass Industry Corp.	34,000	30,743
TOTO Ltd.	10,000	101,575
		2,490,453

Cable & Satellite—0.1%
British Sky Broadcasting Group PLC	40,757	489,584
Cyfrowy Polsat S.A.	6,693	37,269
Eutelsat Communications S.A.	5,034	142,712
Kabel Deutschland Holding AG	3,463	379,826
Naspers Ltd.	15,102	1,110,531
SES S.A.	11,469	327,975
Shaw Communications Inc.	15,097	361,200
Telenet Group Holding N.V.	1,897	86,945	(a)
		2,936,042

Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,300	34,993
Crown Ltd.	15,009	166,373
Echo Entertainment Group Ltd.	27,689	77,556
Galaxy Entertainment Group Ltd.	83,000	405,029	(a)
Genting Bhd	78,200	258,398
Genting Malaysia Bhd	109,600	134,940
Genting Singapore PLC	236,000	245,620
Kangwon Land Inc.	4,050	112,062
MGM China Holdings Ltd.	39,200	104,616
OPAP S.A.	8,369	69,948
Sands China Ltd.	94,400	447,272
SJM Holdings Ltd.	75,000	180,626
SKYCITY Entertainment Group Ltd.	20,717	69,759
Tabcorp Holdings Ltd.	27,993	78,151
Tatts Group Ltd.	55,779	161,852
William Hill PLC	25,027	167,359
Wynn Macau Ltd.	60,800	165,005
		2,879,559

Coal & Consumable Fuels—0.1%
Adaro Energy Tbk PT	538,500	46,661
Banpu PCL	3,800	29,528
Bumi Resources Tbk PT	557,500	30,894	(a)

Cameco Corp.	14,809	304,757
China Coal Energy Company Ltd.	155,000	81,134
China Shenhua Energy Company Ltd.	127,000	322,562
Coal India Ltd.	18,723	95,214
Exxaro Resources Ltd.	4,703	68,968
Indo Tambangraya Megah Tbk PT	14,500	41,126
Inner Mongolia Yitai Coal Company Ltd.	21,200	101,802
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	40,202
Whitehaven Coal Ltd.	17,323	36,470
Yanzhou Coal Mining Company Ltd.	76,000	54,381
		1,253,699

Commercial Printing—0.0%*
Dai Nippon Printing Company Ltd.	21,000	191,745
Toppan Printing Company Ltd.	21,000	145,659
		337,404

Commodity Chemicals—0.2%
Arkema S.A.	2,425	222,320
Asahi Kasei Corp.	49,000	323,592
China Petrochemical Development Corp.	65,000	33,074	(a)
Formosa Chemicals & Fibre Corp.	118,000	289,380
Formosa Plastics Corp.	149,000	360,432
Hanwha Chemical Corp.	3,760	54,982
Hanwha Corp.	2,100	54,061
Hyosung Corp.	1,055	54,503
Indorama Ventures PCL	55,500	32,031
Kaneka Corp.	11,000	72,532
Kumho Petro chemical Company Ltd.	572	41,421
Kuraray Company Ltd.	12,900	180,770
LCY Chemical Corp.	19,000	23,773
LG Chem Ltd.	1,645	364,419
Lotte Chemical Corp.	682	85,396
Mexichem SAB de C.V.	37,800	155,920
Mitsui Chemicals Inc.	34,000	76,670
Nan Ya Plastics Corp.	176,000	371,132
Orica Ltd.	14,256	269,467
Petronas Chemicals Group Bhd	112,500	235,718	(a)
PTT Global Chemical PCL	62,900	139,936
Sinopec Shanghai Petrochemical Company Ltd.	86,000	28,828
Synthos S.A.	17,899	24,500	(a)
Teijin Ltd.	36,000	79,005
Toray Industries Inc.	56,000	361,927
TSRC Corp.	21,000	40,289
		3,976,078

Communications Equipment—0.1%
AAC Technologies Holdings Inc.	26,500	148,962	(a)
HTC Corp.	27,000	215,308
Nokia OYJ	140,291	518,988	(a)
Research In Motion Ltd.	17,699	185,890	(a)
Telefonaktiebolaget LM Ericsson	114,764	1,291,413
ZTE Corp.	24,400	39,323
		2,399,884

Computer & Electronics Retail—0.0%*
GOME Electrical Appliances Holding Ltd.	395,000	35,648
Yamada Denki Company Ltd.	3,280	132,904
		168,552

Computer Storage & Peripherals—0.0%*
Gemalto N.V.	2,939	265,737	(a)

Computer Hardware—0.0%*
Acer Inc.	94,000	67,432
Advantech Company Ltd.	10,000	47,713
Asustek Computer Inc.	26,000	223,816	(a)
Clevo Co.	19,000	32,331
Compal Electronics Inc.	158,000	88,829
Foxconn Technology Company Ltd.	28,000	68,012
Inventec Corp.	80,000	44,576
Lenovo Group Ltd.	232,000	211,471
NEC Corp.	91,000	198,792
Pegatron Corp.	59,000	97,444	(a)
Quanta Computer Inc.	93,000	201,695
Wistron Corp.	79,000	79,735
		1,361,846

Computer Storage & Peripherals—0.0%*
Catcher Technology Company Ltd.	24,000	124,921
Chicony Electronics Company Ltd.	17,000	44,243
Lite-On Technology Corp.	83,000	145,667
Simplo Technology Company Ltd.	11,000	47,713
		362,544

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	5,260	139,137
Bouygues S.A.	7,087	180,648
China Communications Construction Company Ltd.	166,000	129,909	(a)
China Railway Construction Corp Ltd.	73,500	63,869
China Railway Group Ltd.	149,000	68,772
China State Construction International Holdings Ltd.	66,000	103,131
Chiyoda Corp.	6,000	70,489
CTCI Corp.	20,000	36,435
Daelim Industrial Company Ltd.	1,043	79,272
Daewoo Engineering & Construction Company Ltd.	5,220	32,406
Doosan Heavy Industries & Construction Company Ltd.	2,060	76,660
Ferrovial S.A.	15,806	252,298
Gamuda Bhd	63,600	95,415	(a)
GS Engineering & Construction Corp.	1,527	37,505
Hochtief AG	1,172	76,522
Hyundai Development Co.	2,530	55,383
Hyundai Engineering & Construction Company Ltd.	2,684	131,374
JGC Corp.	8,000	287,512
Kajima Corp.	32,000	105,985
Kinden Corp.	4,000	34,308
Koninklijke Boskalis Westminster N.V.	2,811	102,363
Larsen & Toubro Ltd.	7,821	185,269
Leighton Holdings Ltd.	5,663	80,087
Obayashi Corp.	24,000	124,427
Orascom Construction Industries	3,490	119,327	(a)
Samsung Engineering Company Ltd.	1,192	77,341
Shimizu Corp.	23,000	92,384

Skanska AB	14,043	231,572
SNC-Lavalin Group Inc.	5,639	237,491
Taisei Corp.	38,000	137,333
Vinci S.A.	17,736	888,852
		4,333,476

Construction & Farm Machinery—0.1%
CSR Corp Ltd.	72,000	42,144
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	85,563
Fiat Industrial S.p.A.	33,029	367,719
Hino Motors Ltd.	10,000	146,575
Hitachi Construction Machinery Company Ltd.	4,100	82,755
Hyundai Heavy Industries Company Ltd.	1,459	234,426
Hyundai Mipo Dockyard	499	55,054
Komatsu Ltd.	35,000	807,923
Kubota Corp.	41,000	597,654
MAN SE	1,328	144,828
Samsung Heavy Industries Company Ltd.	6,060	189,964
Scania AB	12,441	247,550
SembCorp Marine Ltd.	33,000	112,402
United Tractors Tbk PT	63,000	115,526
Volvo AB	56,155	747,130
Weichai Power Company Ltd.	18,000	52,911	(k)
Yangzijiang Shipbuilding Holdings Ltd.	82,000	53,662
Zoomlion Heavy Industry Science and Technology Company Ltd.	51,600	36,989	(a)
		4,120,775

Construction Materials—0.2%
ACC Ltd.	1,972	40,784
Ambuja Cements Ltd.	22,724	71,260
Anhui Conch Cement Company Ltd.	46,500	125,597
Asia Cement Corp.	75,000	92,339
BBMG Corp.	42,500	26,246
Boral Ltd.	28,440	109,597
Cementos Argos S.A.	13,625	56,299	(a)
Cemex Latam Holdings S.A.	3,034	20,109	(a)
Cemex SAB de C.V.	425,568	448,900	(a)
China National Building Material Company Ltd.	108,000	97,051
China Resources Cement Holdings Ltd.	80,000	40,019
China Shanshui Cement Group Ltd.	69,000	30,958	(a)
CRH PLC	27,276	551,320
Fletcher Building Ltd.	25,315	164,813
Grupo Argos S.A.	11,233	111,676
HeidelbergCement AG	5,329	357,913
Holcim Ltd.	8,649	601,952
Imerys S.A.	1,254	76,733
Indocement Tunggal Prakarsa Tbk PT	55,500	136,723
James Hardie Industries PLC	17,203	147,862
Lafarge Malayan Cement Bhd	13,800	44,464
Lafarge S.A.	7,165	439,966
PPC Ltd.	18,434	55,318
Semen Indonesia Persero Tbk PT	110,500	190,383
Siam Cement PCL††	8,400	120,793
Siam Cement PCL††	8,400	124,043
Taiheiyo Cement Corp.	42,000	134,031
Taiwan Cement Corp.	117,000	144,049	(a)
Ultratech Cement Ltd.	1,319	41,729
		4,602,927

Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	73,028
LG Electronics Inc.	4,128	263,862
Panasonic Corp.	82,700	663,531
Sharp Corp.	38,000	153,018
Sony Corp.	37,900	792,834
		1,946,273

Consumer Finance—0.0%*
Acom Company Ltd.	1,600	50,818
Aeon Credit Service Company Ltd.	2,900	82,006
Compartamos SAB de C.V.	41,300	70,927
Credit Saison Company Ltd.	6,100	152,845
Samsung Card Company Ltd.	1,450	49,389
Shriram Transport Finance Company Ltd.	4,730	56,752
		462,737

Data Processing & Outsourced Services—0.0%*
Amadeus IT Holding S.A.	14,045	448,285	(a)
Cielo S.A.	13,680	346,792
Computershare Ltd.	16,714	157,122
EVERTEC Inc.	1,307	28,715	(a)
Planet Payment Inc.	1,799	4,965	(a)
		985,879

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	81,211
Far Eastern Department Stores Company Ltd.	37,000	35,246
Golden Eagle Retail Group Ltd.	26,000	34,594
Hyundai Department Store Company Ltd.	628	82,483
Intime Department Store Group Company Ltd.	38,000	37,087
Isetan Mitsukoshi Holdings Ltd.	13,300	176,334
J Front Retailing Company Ltd.	18,000	143,333
Lojas Renner S.A.	4,600	133,166
Lotte Shopping Company Ltd.	446	138,637
Marks & Spencer Group PLC	62,599	408,923
Marui Group Company Ltd.	8,400	83,632
Next PLC	6,138	424,327
Parkson Holdings Bhd	22,300	27,527
Parkson Retail Group Ltd.	53,500	22,279
SACI Falabella	25,123	273,106
Shinsegae Company Ltd.	309	57,089
Takashimaya Company Ltd.	10,000	101,173
Woolworths Holdings Ltd.	29,405	190,787
		2,450,934

Distillers & Vintners—0.2%
Diageo PLC	94,202	2,686,073
Pernod-Ricard S.A.	8,083	895,064
Remy Cointreau S.A.	819	86,784
Treasury Wine Estates Ltd.	23,841	127,009
United Spirits Ltd.	3,227	118,382
Vina Concha y Toro S.A.	15,626	30,655
Yantai Changyu Pioneer Wine Company Ltd.	5,800	26,621	(a)
		3,970,588

Distributors—0.0%*
Dah Chong Hong Holdings Ltd.	31,000	24,660
Imperial Holdings Ltd.	6,577	139,037
Jardine Cycle & Carriage Ltd.	4,000	134,069
		297,766

Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	47,342
Credit Suisse Group AG	55,988	1,482,322
Deutsche Bank AG	38,305	1,601,021
Investec Ltd.	9,627	62,055
Investec PLC	21,588	135,456
UBS AG	137,029	2,328,834
		5,657,030

Diversified Chemicals—0.2%
Akzo Nobel N.V.	8,892	500,646
BASF SE	34,462	3,074,309
Incitec Pivot Ltd.	61,205	160,229
Lanxess AG	3,108	186,968
Mitsubishi Chemical Holdings Corp.	51,000	239,251
Mitsubishi Gas Chemical Company Inc.	14,000	102,743
OCI Company Ltd.	643	75,445
Showa Denko KK	55,000	72,532
Solvay S.A.	2,212	289,539
Sumitomo Chemical Company Ltd.	56,000	175,890
Ube Industries Ltd.	39,000	72,240
		4,949,792

Diversified Financial Services—3.1%
ABSA Group Ltd.	11,533	172,521
African Bank Investments Ltd.	28,688	47,162
Agricultural Bank of China Ltd.	815,000	336,241
Akbank TAS	68,251	278,034
Alliance Financial Group Bhd	47,100	79,009
Alior Bank S.A.	980	26,329	(a)
AMMB Holdings Bhd	71,600	166,338
Aozora Bank Ltd.	41,000	127,951
Attijariwafa Bank	565	21,645	(a)
Australia & New Zealand Banking Group Ltd.	102,989	2,694,265
Axis Bank Ltd.	10,978	245,368	(a)
Banca Monte dei Paschi di Siena S.p.A.	249,632	63,274	(a)
Banco Bilbao Vizcaya Argentaria S.A.	207,429	1,737,742
Banco Bradesco S.A.	17,540	242,966
Banco de Chile	870,102	126,058
Banco de Credito e Inversiones	1,044	61,700
Banco de Sabadell S.A.	98,424	163,119
Banco do Brasil S.A.	21,900	219,392
Banco Espirito Santo S.A.	76,882	61,460	(a)
Banco Popular Espanol S.A.	47,346	144,933	(a)
Banco Santander Brasil S.A.	33,600	206,098
Banco Santander Chile	2,798,504	172,851
Banco Santander S.A.	404,920	2,580,094
Bancolombia S.A.	9,289	126,980
Bangkok Bank PCL††	14,200	93,400
Bangkok Bank PCL††	39,400	264,233
Bank Central Asia Tbk PT	477,500	481,108

Bank Danamon Indonesia Tbk PT	138,000	81,340
Bank Handlowy w Warszawie S.A.	1,235	34,477
Bank Hapoalim BM	40,030	181,107	(a)
Bank Leumi Le-Israel BM	47,822	158,953	(a)
Bank Mandiri Persero Tbk PT	356,000	322,821
Bank Millennium S.A.	17,468	27,319
Bank Negara Indonesia Persero Tbk PT	294,500	127,592
Bank of Ayudhya PCL	90,400	103,473
Bank of Baroda	1,952	18,953
Bank of China Ltd.	2,836,000	1,166,379
Bank of Communications Company Ltd.	328,000	211,440	(a)
Bank of East Asia Ltd.	52,000	187,382
Bank of India	4,830	18,885
Bank of Ireland	740,609	151,141	(a)
Bank of Montreal	24,268	1,403,240
Bank of Nova Scotia	44,477	2,370,252
Bank of the Philippine Islands	25,850	57,444
Bank Pekao S.A.	5,118	230,447
Bank Rakyat Indonesia Persero Tbk PT	435,000	339,673
Bank Zachodni WBK S.A.	987	82,957
Bankia S.A.	146,183	112,869	(a)
Barclays PLC	450,535	1,902,723
BDO Unibank Inc.	56,200	110,579	(a)
BNP Paribas S.A.	37,234	2,031,531
BOC Hong Kong Holdings Ltd.	149,500	459,698
BRE Bank S.A.	587	67,486
CaixaBank	42,833	131,452
Canadian Imperial Bank of Commerce	14,896	1,053,924
Canara Bank	3,570	21,862	(a)
Chang Hwa Commercial Bank	177,000	97,739
China CITIC Bank Corp Ltd.	285,000	131,544
China Construction Bank Corp.	2,717,000	1,923,112
China Development Financial Holding Corp.	490,000	137,660
China Merchants Bank Company Ltd.	147,500	246,076
China Minsheng Banking Corp Ltd.	203,500	199,136	(a)
Chinatrust Financial Holding Company Ltd.	463,682	286,987
CIMB Group Holdings Bhd	170,800	447,610
Commercial International Bank Egypt SAE	21,548	88,226
Commerzbank AG	35,805	311,732	(a)
Commonwealth Bank of Australia	60,389	3,824,069
Corpbanca S.A.	5,524,790	63,881
Credicorp Ltd.	2,557	327,194
Credit Agricole S.A.	37,241	319,636
Danske Bank A/S	24,507	418,547	(a)
DBS Group Holdings Ltd.	64,000	782,149
DNB ASA	36,695	528,546
E.Sun Financial Holding Company Ltd.	182,000	111,127
Erste Group Bank AG	8,584	228,793
First Financial Holding Company Ltd.	252,000	149,244
FirstRand Ltd.	121,358	353,663
Fubon Financial Holding Company Ltd.	222,000	302,583
Grupo Financiero Banorte SAB de C.V.	69,100	410,594
Grupo Financiero Inbursa SAB de C.V.	71,500	156,439
Grupo Financiero Santander Mexico SAB de C.V.	63,400	180,283	(a)
Hana Financial Group Inc.	9,877	287,562	(a)
Hang Seng Bank Ltd.	31,300	462,861

HDFC Bank Ltd.	58,242	653,232
Hong Leong Bank Bhd	22,500	98,987
Hong Leong Financial Group Bhd	8,200	37,529
HSBC Holdings PLC	693,936	7,178,002
Hua Nan Financial Holdings Company Ltd.	202,000	113,229
ICICI Bank Ltd.	16,187	290,712
Industrial & Commercial Bank of China Ltd.	2,707,000	1,706,631
Industrial Bank of Korea	6,050	58,008
ING Groep N.V.	143,933	1,309,638	(a)
Intesa Sanpaolo S.p.A.	430,330	688,577
Itausa—Investimentos Itau S.A.	2,833	10,773	(a)
Kasikornbank PCL††	20,200	124,398
Kasikornbank PCL††	52,000	328,615
KB Financial Group Inc.	14,430	432,123
KBC Groep N.V.	8,633	320,994
Komercni Banka AS	621	115,293
Kotak Mahindra Bank Ltd.	11,259	137,192
Krung Thai Bank PCL	138,400	90,586
Lloyds Banking Group PLC	1,680,333	1,609,672	(a)
Malayan Banking Bhd	160,000	526,666
Mega Financial Holding Company Ltd.	302,000	229,238
Metropolitan Bank & Trust	11,560	29,703
Mitsubishi UFJ Financial Group Inc.	477,100	2,939,399
Mizrahi Tefahot Bank Ltd.	4,951	49,641	(a)
Mizuho Financial Group Inc.	855,800	1,774,750
National Australia Bank Ltd.	87,935	2,388,982
National Bank of Canada	5,935	422,164
National Societe Generale Bank SAE	3,876	14,351
Natixis	35,140	146,896	(a)
Nedbank Group Ltd.	7,989	141,259
Nordea Bank AB	98,303	1,092,345
ORIX Corp.	41,500	566,089
OTP Bank PLC	8,571	179,862
Oversea-Chinese Banking Corp Ltd.	97,000	764,803
Pohjola Bank PLC	5,612	82,358
Powszechna Kasa Oszczednosci Bank Polski S.A.	33,942	362,716	(a)
Public Bank Bhd	41,400	223,543
Raiffeisen Bank International AG	1,884	54,856	(a)
Reliance Capital Ltd.	4,115	23,405
RHB Capital Bhd	26,700	72,930
RMB Holdings Ltd.	26,636	105,715
Royal Bank of Canada	54,054	3,139,892
Royal Bank of Scotland Group PLC	82,120	340,648	(a)
Sberbank of Russia ADR	104,579	1,200,567
Shinhan Financial Group Company Ltd.	16,000	526,772	(a)
Siam Commercial Bank PCL	69,300	384,317
SinoPac Financial Holdings Company Ltd.	234,000	111,258
Skandinaviska Enskilda Banken AB	55,195	524,191
Societe Generale S.A.	26,436	907,178
Standard Bank Group Ltd.	46,721	524,665
Standard Chartered PLC	90,650	1,961,966
State Bank of India	5,167	170,118
Sumitomo Mitsui Financial Group Inc.	47,700	2,184,879
Sumitomo Mitsui Trust Holdings Inc.	117,000	545,336
Svenska Handelsbanken AB	18,523	738,785
Swedbank AB	33,250	757,669

Taishin Financial Holding Company Ltd.	262,000	115,392
Taiwan Business Bank	134,000	39,971	(a)
Taiwan Cooperative Financial Holding	200,000	110,774	(a)
The Toronto-Dominion Bank	34,387	2,753,372
Turkiye Garanti Bankasi AS	87,199	380,531
Turkiye Halk Bankasi AS	23,707	200,891
Turkiye Is Bankasi	60,618	179,078
Turkiye Vakiflar Bankasi Tao	28,976	72,235
UniCredit S.p.A.	161,809	756,758
Unione di Banche Italiane SCPA	32,581	117,819
United Overseas Bank Ltd.	47,000	735,962
VTB Bank OJSC GDR	56,870	161,511
Westpac Banking Corp.	116,531	3,080,534
Woori Finance Holdings Company Ltd.	14,980	138,382
Yapi ve Kredi Bankasi AS	34,531	78,567	(a)
		87,320,543

Diversified Metals & Mining—0.5%
African Rainbow Minerals Ltd.	3,913	59,031
Anglo American PLC	52,387	1,005,905
Antofagasta PLC	14,780	178,214
Assore Ltd.	1,177	37,940
BHP Billiton Ltd.	120,608	3,463,203
BHP Billiton PLC	79,421	2,026,101
Boliden AB	9,945	122,518
First Quantum Minerals Ltd.	21,644	320,059
Glencore International PLC	375,970	1,551,891
Grupo Mexico SAB de C.V.	141,200	406,499
Iluka Resources Ltd.	15,658	143,182
Jastrzebska Spolka Weglowa S.A.	1,318	25,372
Jiangxi Copper Company Ltd.	52,000	88,227
KGHM Polska Miedz S.A.	5,401	196,173
Korea Zinc Company Ltd.	341	82,708
Minera Frisco SAB de C.V.	25,300	75,400	(a)
Mitsubishi Materials Corp.	42,000	147,561
MMC Norilsk Nickel OJSC ADR	18,922	272,666
Rio Tinto Ltd.	16,427	787,459
Rio Tinto PLC	47,830	1,946,350
Shougang Fushan Resources Group Ltd.	120,000	47,187
Southern Copper Corp.	6,504	179,640
Sterlite Industries India Ltd.	49,268	70,016
Sumitomo Metal Mining Company Ltd.	20,000	222,681
Teck Resources Ltd.	21,636	460,838
Turquoise Hill Resources Ltd.	14,556	86,098	(a)
Vedanta Resources PLC	4,005	61,959
		14,064,878

Diversified Real Estate Activities—0.3%
Ayala Land Inc.	206,700	145,456
Brookfield Asset Management Inc.	20,750	743,495
CapitaLand Ltd.	99,000	240,416
City Developments Ltd.	16,000	134,984
Daito Trust Construction Company Ltd.	2,700	254,140
Daiwa House Industry Company Ltd.	19,000	354,044
DLF Ltd.	15,616	47,748
Franshion Properties China Ltd.	114,000	38,214	(a)
Hang Lung Properties Ltd.	87,000	303,409

Henderson Land Development Company Ltd.	41,800	250,325
Kerry Properties Ltd.	29,500	115,431
Lend Lease Group	20,037	153,146
Mitsubishi Estate Company Ltd.	47,000	1,249,580
Mitsui Fudosan Company Ltd.	32,000	939,689
New World Development Company Ltd.	146,000	201,786
Nomura Real Estate Holdings Inc.	5,000	110,434
Poly Property Group Company Ltd.	74,000	40,166
Sumitomo Realty & Development Company Ltd.	14,000	557,407
Sun Hung Kai Properties Ltd.	61,000	787,239
Swire Pacific Ltd.	28,000	337,891
Tokyu Land Corp.	16,000	146,575
Tokyo Tatemono Company Ltd.	15,000	124,729
UOL Group Ltd.	18,000	95,372
Wharf Holdings Ltd.	58,000	487,923
Wheelock & Company Ltd.	38,000	190,089
Yuexiu Property Company Ltd.	186,000	47,241
		8,096,929

Diversified REITs—0.1%
British Land Company PLC	36,382	312,598
Dexus Property Group	171,821	168,286
Fibra Uno Administracion S.A. de C.V.	40,700	135,949	(a)
Fonciere Des Regions	950	71,177
Gecina S.A.	794	87,706	(a)
GPT Group	57,322	201,484
H&R Real Estate Investment Trust	5,097	106,486
ICADE	849	70,011
Land Securities Group PLC	29,954	401,612
Mirvac Group	131,840	193,691
Stockland	84,762	270,002
United Urban Investment Corp.	74	99,898
		2,118,900

Diversified Support Services—0.0%*
Aggreko PLC	10,043	250,113
Babcock International Group PLC	14,013	234,426
Brambles Ltd.	60,404	516,416
Edenred	6,890	210,465	(a)
Multiplus S.A.	1,800	26,531	(a)
		1,237,951

Drug Retail—0.0%*
Raia Drogasil S.A.	7,400	72,524
Shoppers Drug Mart Corp.	7,813	359,341
		431,865

Education Services—0.0%*
Anhanguera Educacional Participacoes S.A.	13,800	80,587	(a)
Benesse Holdings Inc.	2,500	89,973
Kroton Educacional S.A.	7,500	104,909
		275,469

Electric Utilities—0.3%
Acciona S.A.	948	49,968
Centrais Eletricas Brasileiras S.A.	11,000	23,155
CEZ AS	6,598	158,156
Cheung Kong Infrastructure Holdings Ltd.	22,000	147,208
Chubu Electric Power Company Inc.	23,700	335,453

CLP Holdings Ltd.	69,000	558,220
Contact Energy Ltd.	14,241	56,311
CPFL Energia S.A.	9,200	86,251
E.CL S.A.	20,143	34,239
EDP—Energias de Portugal S.A.	75,575	243,134
EDP—Energias do Brasil S.A.	9,400	48,212
Electricite de France S.A.	9,161	212,378
Enea S.A.	3,755	14,924	(a)
Enel S.p.A.	247,990	776,863
Enersis S.A.	745,086	246,524
Federal Hydrogenerating Company JSC ADR	52,229	76,254
Fortis Inc.	7,183	219,177
Fortum OYJ	16,820	314,834
Hokkaido Electric Power Company Inc.	6,900	94,190
Hokuriku Electric Power Co.	6,200	97,243
Iberdrola S.A.	176,345	929,724
Interconexion Electrica S.A. ESP	12,838	50,322
Isagen S.A. ESP	25,432	33,909	(a)
Joint Stock Company Russian Grids GDR	3,694	29,552	(a)
Korea Electric Power Corp.	9,620	223,221	(a)
Kyushu Electric Power Company Inc.	16,000	240,962
PGE S.A.	27,532	127,274
Power Assets Holdings Ltd.	53,500	461,793
Power Grid Corporation of India Ltd.	41,167	77,000
Red Electrica Corp S.A.	4,028	221,212
Reliance Infrastructure Ltd.	4,020	23,714
Shikoku Electric Power Company Inc.	6,300	113,588
SP AusNet	62,633	67,364
SSE PLC	35,888	828,989
Tata Power Company Ltd.	35,700	51,935
Tauron Polska Energia S.A.	37,527	48,551
Tenaga Nasional Bhd	104,800	274,978
Terna Rete Elettrica Nazionale S.p.A.	51,977	215,659
The Chugoku Electric Power Company Inc.	11,800	185,075
The Kansai Electric Power Company Inc.	26,400	361,178
Tohoku Electric Power Company Inc.	17,000	212,040
Tokyo Electric Power Company Inc.	54,700	282,490
Transmissora Alianca de Energia Eletrica S.A.	2,300	22,250	(a)
Verbund AG	2,691	51,034
		8,926,508

Electrical Components & Equipment—0.2%
AU Optronics Corp.	320,000	116,379
Cheng Uei Precision Industry Company Ltd.	14,000	27,700
Delta Electronics Inc.	70,000	318,808
Fuji Electric Company Ltd.	21,000	73,992
Furukawa Electric Company Ltd.	25,000	57,885
Hamamatsu Photonics KK	2,600	93,834
Hirose Electric Company Ltd.	1,200	158,011
Hoya Corp.	16,400	338,286
Ibiden Company Ltd.	4,700	73,196
Innolux Corp.	269,000	134,181
Kingboard Chemical Holdings Ltd.	27,000	55,487
Kyocera Corp.	6,100	620,224
Largan Precision Company Ltd.	4,000	128,124
Legrand S.A.	9,072	420,275

LG Display Company Ltd.	8,970	215,600
LG Innotek Company Ltd.	512	40,886
LS Corp.	809	49,232
LS Industrial Systems Company Ltd.	738	37,028
Mabuchi Motor Company Ltd.	900	48,019
Murata Manufacturing Company Ltd.	7,600	577,641
Nidec Corp.	3,800	264,720
Nippon Electric Glass Company Ltd.	14,000	68,073
Omron Corp.	8,000	237,741
Prysmian S.p.A.	7,493	139,766
Samsung Electro-Mechanics Company Ltd.	2,239	170,760
Samsung SDI Company Ltd.	1,338	159,920
Schneider Electric S.A.	19,908	1,442,147
Sumitomo Electric Industries Ltd.	27,900	333,109
TDK Corp.	4,600	158,605
Teco Electric and Machinery Company Ltd.	64,000	64,062
Tripod Technology Corp.	16,000	34,540
Unimicron Technology Corp.	46,000	44,049
Walsin Lihwa Corp.	120,000	34,073
Yaskawa Electric Corp.	8,000	97,206
Zhen Ding Technology Holding Ltd.	7,000	15,975	(a)
Zhuzhou CSR Times Electric Company Ltd.	17,000	42,827
		6,892,361

Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	9,900	55,213
FUJIFILM Holdings Corp.	17,400	382,735
Hexagon AB	9,246	245,621
Hitachi High-Technologies Corp.	2,400	57,768
Hitachi Ltd.	181,000	1,160,689
Keyence Corp.	1,800	573,514
Shimadzu Corp.	9,000	72,301
TPK Holding Company Ltd.	9,000	144,139	(a)
Yokogawa Electric Corp.	7,500	89,621
		2,781,601

Electronic Manufacturing Services—0.1%
Fabrinet	1,398	19,572	(a)
Hon Hai Precision Industry Company Ltd.	378,000	933,302
TE Connectivity Ltd.	31,457	1,432,552
		2,385,426

Environmental & Facilities Services—0.0%*
China Everbright International Ltd.	71,000	55,014
Park24 Co Ltd.	3,600	65,198
Serco Group PLC	18,787	175,667
		295,879

Fertilizers & Agricultural Chemicals—0.2%
Agrium Inc.	5,609	484,789
China BlueChemical Ltd.	68,000	41,380
Grupa Azoty S.A.	816	18,126	(a)
Israel Chemicals Ltd.	16,718	165,005
K+S AG	6,521	240,770

Potash Corporation of Saskatchewan Inc.	32,446	1,233,929
Syngenta AG	3,502	1,368,006
Taiwan Fertilizer Company Ltd.	28,000	67,639
The rael Corp Ltd.	88	52,940	(a)
Uralkali OJSC GDR††	8,135	269,268
Uralkali OJSC GDR††	2,205	72,986
Yara International ASA	7,044	279,404
		4,294,242

Food Distributors—0.0%*
Metcash Ltd.	33,592	108,235
Olam International Ltd.	62,000	80,170
The Spar Group Ltd.	6,247	75,507
		263,912

Food Retail—0.3%
Alimentation Couche Tard Inc.	5,298	313,375
BIM Birlesik Magazalar AS	7,874	170,584	(a)
Casino Guichard Perrachon S.A.	2,125	198,794
China Resources Enterprise Ltd.	48,000	150,380
Colruyt S.A.	2,817	147,950
CP ALL PCL	164,100	206,349
Delhaize Group S.A.	3,869	238,833
Empire Company Ltd.	1,102	84,007
Eurocash S.A.	2,510	44,227
FamilyMart Company Ltd.	2,200	93,683
George Weston Ltd.	1,977	156,912
Grupo Comercial Chedraui S.A. de C.V.	5,400	19,940	(a)
J Sainsbury PLC	45,733	246,448
Jeronimo Martins SGPS S.A.	9,378	197,356	(a)
Kesko OYJ	2,385	66,219
Koninklijke Ahold N.V.	37,538	557,956
Lawson Inc.	2,400	182,896
Loblaw Companies Ltd.	4,286	193,184
Magnit OJSC GDR	9,606	549,463
Metro Inc.	3,614	241,447
Pick n Pay Stores Ltd.	9,438	37,668
President Chain Store Corp.	21,000	137,683
Seven & I Holdings Company Ltd.	28,200	1,029,093
Shoprite Holdings Ltd.	16,646	311,048
Tesco PLC	302,184	1,518,881
WM Morrison Supermarkets PLC	85,822	340,775
Woolworths Ltd.	46,663	1,401,413
		8,836,564

Footwear—0.0%*
Anta Sports Products Ltd.	34,000	29,808
Asics Corp.	5,400	85,402
Daphne International Holdings Ltd.	34,000	29,063
Pou Chen Corp.	80,000	75,940
Yue Yuen Industrial Holdings Ltd.	31,000	80,134
		300,347

Forest Products—0.0%*
Duratex S.A.	10,340	60,007

Gas Utilities—0.1%
APA Group	30,726	168,469
China Gas Holdings Ltd.	94,000	96,104

China Resources Gas Group Ltd.	34,000	86,793
Enagas S.A.	7,111	175,483
ENN Energy Holdings Ltd.	28,000	149,632
GAIL India Ltd.	14,061	75,008
Gas Natural SDG S.A.	13,209	265,959
Hong Kong & China Gas Company Ltd.	227,700	556,601
Korea Gas Corp.	980	45,308
Osaka Gas Company Ltd.	70,000	295,264
Perusahaan Gas Negara Persero Tbk PT	408,500	236,662
Petronas Gas Bhd	24,000	158,759
Snam S.p.A.	70,331	319,969
Toho Gas Company Ltd.	15,000	77,465
Tokyo Gas Company Ltd.	91,000	502,018
		3,209,494

General Merchandise Stores—0.0%*
Canadian Tire Corp Ltd.	2,926	219,613
Dollarama Inc.	2,610	182,115
Don Quijote Company Ltd.	2,000	97,146
Harvey Norman Holdings Ltd.	20,526	47,911
Lojas Americanas S.A.	3,900	23,922
		570,707

Gold—0.1%
Agnico-Eagle Mines Ltd.	6,718	184,674
AngloGold Ashanti Ltd.	14,863	209,578
Barrick Gold Corp.	37,601	591,665
Cia de Minas Buenaventura S.A. ADR	7,265	107,231
Eldorado Gold Corp.	25,001	154,279
Franco-Nevada Corp.	5,382	192,078
Gold Fields Ltd.	27,228	139,250
Goldcorp Inc.	30,450	753,926
Harmony Gold Mining Company Ltd.	14,498	52,210
Kinross Gold Corp.	42,336	216,305
Koza Altin Isletmeleri AS	1,432	17,367
New Gold Inc.	16,844	108,733	(a)
Newcrest Mining Ltd.	28,566	258,080
Randgold Resources Ltd.	3,408	211,150
Yamana Gold Inc.	28,763	273,466
Zhaojin Mining Industry Company Ltd.	33,500	21,552
Zijin Mining Group Company Ltd.	230,000	40,328
		3,531,872

Healthcare Distributors—0.0%*
Alfresa Holdings Corp.	1,600	85,529
Celesio AG	3,289	71,396
Medipal Holdings Corp.	5,400	73,062
Shanghai Pharmaceuticals Holding Company Ltd.	22,700	42,553	(a)
Sinopharm Group Company Ltd.	35,200	88,404
Suzuken Company Ltd.	2,600	87,421
		448,365

Healthcare Equipment—0.1%
Cochlear Ltd.	2,119	119,694
Elekta AB	13,750	207,795
Getinge AB	7,434	224,470
Olympus Corp.	7,500	227,639
Smith & Nephew PLC	35,298	393,493
Sonova Holding AG	1,968	208,417

Sysmex Corp.	2,700	176,403
Terumo Corp.	5,800	288,146
William Demant Holding A/S	1,051	86,800	(a)
		1,932,857

Healthcare Facilities—0.0%*
Apollo Hospitals Enterprise Ltd.	1,581	28,334	(a)
Bangkok Dusit Medical Services PCL	10,900	55,352
IHH Healthcare Bhd	74,900	93,640	(a)
Life Healthcare Group Holdings Ltd.	36,982	139,700
Netcare Ltd.	33,031	76,662
Ramsay Healthcare Ltd.	4,955	162,418
		556,106

Healthcare Services—0.1%
Catamaran Corp.	7,881	382,415	(a)
Fresenius Medical Care AG & Company KGaA	7,829	554,926
Fresenius SE & Company KGaA	4,633	570,363
Miraca Holdings Inc.	2,100	96,401
Sonic Healthcare Ltd.	14,023	190,101
		1,794,206

Healthcare Supplies—0.0%*
Coloplast A/S	4,110	230,134
Essilor International S.A.	7,723	820,566
Shandong Weigao Group Medical Polymer Company Ltd.	60,000	65,443
Unilife Corp.	4,035	12,791	(a)
		1,128,934

Healthcare Technology—0.0%*
M3 Inc.	24	53,830

Heavy Electrical Equipment—0.1%
ABB Ltd.	82,435	1,786,970
Alstom S.A.	8,361	273,440	(a)
Bharat Heavy Electricals Ltd.	22,240	65,457
Mitsubishi Electric Corp.	72,000	673,358
Shanghai Electric Group Company Ltd.	108,000	36,342
		2,835,567

Highways & Railtracks—0.2%
Abertis Infraestructuras S.A.	14,041	244,566
Arteris S.A.	4,600	42,043
Atlantia S.p.A.	12,338	200,950
CCR S.A.	34,100	273,226
EcoRodovias Infraestrutura e Logistica S.A.	6,200	43,952	(a)
Groupe Eurotunnel S.A.	21,236	161,315
Jasa Marga Persero Tbk PT	81,500	49,680
Jiangsu Expressway Company Ltd.	44,000	45,382
OHL Mexico SAB de C.V.	17,600	41,616	(a)
Transurban Group	49,162	304,203
Zhejiang Expressway Company Ltd.	52,000	42,370
		1,449,303

Home Building—0.0%*
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	76,386	(a)
MRV Engenharia e Participacoes S.A.	11,800	34,507
Sekisui Chemical Company Ltd.	16,000	169,608
Sekisui House Ltd.	21,000	303,156
		583,657

Home Entertainment Software—0.0%*
GungHo Online Entertainment Inc.	130	141,340	(a)
Konami Corp.	3,800	80,525
NCSoft Corp.	620	87,947
Nexon Company Ltd.	4,000	44,053
Nintendo Company Ltd.	3,900	459,355
		813,220

Home Furnishing Retail—0.0%*
Nitori Holdings Company Ltd.	1,300	104,696

Home Furnishings—0.0%*
Steinhoff International Holdings Ltd.	44,630	110,235

Home Improvement Retail—0.0%*
Home Product Center PCL	67,100	24,880
Kingfisher PLC	88,719	461,541
		486,421

Homebuilding—0.0%*
Persimmon PLC	9,209	164,954

Hotels, Resorts & Cruise Lines—0.0%*
Accor S.A.	5,559	195,351
Carnival PLC	6,847	237,813
Flight Centre Ltd.	2,032	73,153
Formosa International Hotels Corp.	1,000	11,778
InterContinental Hotels Group PLC	10,179	279,128
Minor International PCL	44,400	35,503	(a)
Shangri-La Asia Ltd.	64,000	110,567
TUI Travel PLC	16,273	88,087
		1,031,380

Household Appliances—0.0%*
Arcelik AS	8,562	56,579
Coway Company Ltd.	2,160	105,537
Electrolux AB	8,912	223,676
Haier Electronics Group Company Ltd.	31,000	49,479
Husqvarna AB	14,820	77,707
Rinnai Corp.	1,200	85,287
		598,265

Household Products—0.1%
Henkel AG & Company KGaA	4,751	372,079
Hindustan Unilever Ltd.	33,625	331,440
Kimberly-Clark de Mexico SAB de C.V.	58,300	190,218
LG Household & Healthcare Ltd.	311	151,953
Reckitt Benckiser Group PLC	24,294	1,712,636
Svenska Cellulosa AB	22,143	552,144
Unicharm Corp.	4,300	242,845
Unilever Indonesia Tbk PT	56,500	175,050
		3,728,365

Human Resource & Employment Services—0.0%*
Adecco S.A.	5,019	285,656
Capita PLC	25,481	373,330
Seek Ltd.	11,009	91,399	(a)
Randstad Holding N.V.	4,571	187,161
		937,546

Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	22,600	296,222
Almacenes Exito S.A.	7,211	119,483
Carrefour S.A.	22,685	623,062
Cencosud S.A.	43,221	216,128
Controladora Comercial Mexicana SAB de C.V.	13,600	51,431
Distribuidora Internacional de Alimentacion S.A.	22,662	171,146	(a)
E-Mart Company Ltd.	840	147,839
Massmart Holdings Ltd.	3,853	69,591
Metro AG	4,945	156,323
Siam Makro PCL	3,400	85,507
Sun Art Retail Group Ltd.	88,500	128,020
Wal-Mart de Mexico SAB de C.V.	196,300	547,344
Wesfarmers Ltd.	37,861	1,372,381
Wumart Stores Inc.	18,000	32,861	(a)
		4,017,338

Independent Power Producers & Energy Traders—0.1%
Aboitiz Power Corp.	66,300	53,408
AES Gener S.A.	79,585	52,066
China Longyuan Power Group Corp.	101,000	104,694
China Resources Power Holdings Company Ltd.	74,000	176,691
Colbun S.A.	260,471	68,677
Datang International Power Generation Company Ltd.	112,000	45,774	(a)
Electric Power Development Company Ltd.	4,300	134,192
Empresa Nacional de Electricidad S.A.	126,162	186,271
Enel Green Power S.p.A.	65,696	136,205
Energy Development Corp.	270,200	36,214
Glow Energy PCL	17,700	40,947
Huaneng Power International Inc.	126,000	125,247
MPX Energia S.A.	5,600	19,139	(a)
NTPC Ltd.	44,321	107,437
Reliance Power Ltd.	22,142	24,163	(a)
Tractebel Energia S.A.	6,100	95,737
TransAlta Corp.	9,219	125,926
		1,532,788

Industrial Conglomerates—0.3%
Aboitiz Equity Ventures Inc.	66,580	77,368
Aditya Birla Nuvo Ltd.	1,222	21,775
Alfa SAB de C.V.	103,100	246,632
Alliance Global Group Inc.	117,400	63,592	(a)
Beijing Enterprises Holdings Ltd.	19,500	140,536
Bidvest Group Ltd.	11,326	279,465
CITIC Pacific Ltd.	50,000	53,569
CJ Corp.	632	62,810
DMCI Holdings Inc.	28,000	33,444
Doosan Corp.	378	42,531
Enka Insaat ve Sanayi AS	15,599	39,211
Far Eastern New Century Corp.	113,000	122,158
Grupo Carso SAB de C.V.	22,000	104,411
Hopewell Holdings Ltd.	24,000	79,831
Hutchison Whampoa Ltd.	82,000	862,145
Jaiprakash Associates Ltd.	36,106	32,719
Keppel Corp Ltd.	54,000	442,797
KOC Holding AS	23,474	112,659
Koninklijke Philips Electronics N.V.	35,937	978,397

LG Corp.	3,743	208,117
MMC Corporation Bhd	22,700	19,399
NWS Holdings Ltd.	60,000	91,589
Reunert Ltd.	6,013	41,794
Samsung Techwin Company Ltd.	1,650	94,199
SembCorp Industries Ltd.	37,000	144,406
Shanghai Industrial Holdings Ltd.	20,000	62,014
Siemens AG	29,705	2,998,223
Siemens Ltd.	2,575	24,496
Sime Darby Bhd	106,300	322,315
SK Holdings Company Ltd.	1,018	151,089
SM Investments Corp.	8,155	201,987
Smiths Group PLC	14,603	289,701
Toshiba Corp.	150,000	720,290
Turkiye Sise ve Cam Fabrikalari AS	17,010	23,803
		9,189,472

Industrial Gases—0.1%
Air Liquide S.A.	11,860	1,462,536
Air Water Inc.	6,000	84,381
Linde AG	6,944	1,293,899
Taiyo Nippon Sanso Corp.	9,000	62,063
Yingde Gases Group Company Ltd.	34,000	31,386	(a)
		2,934,265

Industrial Machinery—0.3%
Alfa Laval AB	12,518	254,090
Amada Company Ltd.	13,000	85,720
Andritz AG	2,881	147,641
Atlas Copco AB††	28,563	685,568
Atlas Copco AB††	10,739	228,799
China International Marine Containers Group Company Ltd.	23,400	40,366	(a)
Doosan Infracore Company Ltd.	4,510	42,255	(a)
FANUC Corp.	7,200	1,042,291
GEA Group AG	7,004	247,906
Hiwin Technologies Corp.	7,000	41,807	(a)
IHI Corp.	49,000	185,473
IMI PLC	12,527	235,596
Invensys PLC	24,221	151,573	(a)
JTEKT Corp.	8,400	94,372
Kawasaki Heavy Industries Ltd.	54,000	165,803
Kone OYJ	5,945	471,770
Kurita Water Industries Ltd.	4,400	93,063
Makita Corp.	4,200	226,627
Melrose Industries PLC	44,346	167,678
Metso OYJ	4,813	163,411
Mitsubishi Heavy Industries Ltd.	113,000	626,798
Nabtesco Corp.	3,800	78,919
NGK Insulators Ltd.	10,000	123,823
NSK Ltd.	17,000	162,410
Sandvik AB	38,885	462,049
Schindler Holding AG††	1,798	250,084
Schindler Holding AG††	902	122,027
SKF AB	14,793	344,321
SMC Corp.	2,000	401,067
Sulzer AG	879	140,376
Sumitomo Heavy Industries Ltd.	21,000	88,368
The Japan Steel Works Ltd.	12,000	65,959

The Weir Group PLC	8,231	268,530
THK Company Ltd.	4,600	96,552
Vallourec S.A.	3,864	195,254
Wartsila OYJ Abp	6,507	282,755
WEG S.A.	7,900	100,670
Zardoya Otis S.A.	6,042	85,527
		8,667,298

Industrial REITs—0.0%*
Ascendas Real Estate Investment Trust	84,000	147,694
Goodman Group	65,499	292,578
Nippon Prologis REIT Inc.	9	78,190	(a)
Segro PLC	27,782	117,646
		636,108

Integrated Oil & Gas—1.2%
BG Group PLC	127,735	2,166,934
BP PLC	718,983	4,964,418
Cenovus Energy Inc.	28,383	807,138
China Petroleum & Chemical Corp.	959,400	675,359
Ecopetrol S.A.	189,928	401,246
Eni S.p.A.	95,835	1,965,731
Galp Energia SGPS S.A.	10,267	151,806
Gazprom OAO ADR	206,282	1,355,273
Husky Energy Inc.	13,244	351,767
Imperial Oil Ltd.	11,214	426,790
Lukoil OAO ADR	19,584	1,129,018
MOL Hungarian Oil and Gas PLC	1,514	113,254
OMV AG	5,467	246,588
Origin Energy Ltd.	41,087	472,745
PetroChina Company Ltd.	794,000	844,534
Petroleo Brasileiro S.A.	111,700	748,864	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	110,394
PTT PCL	31,000	334,838
Repsol S.A.	31,284	659,171
Rosneft OAO GDR	45,830	313,936
Royal Dutch Shell PLC††	110,572	3,649,252
Royal Dutch Shell PLC††	128,304	4,086,573
Sasol Ltd.	21,033	914,314
Statoil ASA	41,321	847,933
Suncor Energy Inc.	57,144	1,679,192
Surgutneftegas OAO ADR††	27,270	167,165
Surgutneftegas OAO ADR††	29,028	227,580
Total S.A.	80,029	3,901,481
		33,713,294

Integrated Telecommunication Services—0.5%
BCE Inc.	9,363	382,703
Belgacom S.A.	5,928	132,804
Bell Aliant Inc.	2,827	75,730
Bezeq The Israeli Telecommunication Corp Ltd.	71,154	94,993
BT Group PLC	296,602	1,390,956
China Communications Services Corp Ltd.	84,000	53,066
China Telecom Corporation Ltd.	518,000	247,101
China Unicom Hong Kong Ltd.	176,000	234,172
Chunghwa Telecom Company Ltd.	142,000	483,267
Deutsche Telekom AG	104,651	1,219,378
Elisa OYJ	5,366	104,695

France Telecom S.A.	69,693	658,411
HKT Trust	96,000	90,971
Koninklijke KPN N.V.	120,819	250,803
KT Corp.	1,110	34,795
LG Uplus Corp.	8,060	84,337
Magyar Telekom Telecommunications PLC	17,882	26,832
Maroc Telecom S.A.	2,200	25,446	(a)
Nippon Telegraph & Telephone Corp.	16,200	838,254
PCCW Ltd.	173,000	81,411
Portugal Telecom SGPS S.A.	23,867	92,760	(a)
Rostelecom OJSC ADR	7,764	123,059
Singapore Telecommunications Ltd.	298,000	883,450
Swisscom AG	851	372,006
TDC A/S	26,689	215,999
Hellenic Telecommunications Organization S.A.	8,741	68,172	(a)
Telefonica Deutschland Holding AG	9,195	66,454	(a)
True Corp. PCL	168,400	36,379	(a)
Telecom Corp of New Zealand Ltd.	68,211	118,529
Telecom Egypt Co.	13,363	21,893
Telecom Italia S.p.A.††	396,149	274,975
Telecom Italia S.p.A.††	190,334	105,642
Telefonica Czech Republic AS	3,979	54,758
Telefonica S.A.	153,411	1,963,203
Telekom Austria AG	8,813	55,720
Telekom Malaysia Bhd	42,600	72,809	(a)
Telekomunikacja Polska S.A.	28,318	65,028	(a)
Telekomunikasi Indonesia Persero Tbk PT	345,000	391,058
Telenor ASA	26,154	515,708
TeliaSonera AB	84,188	545,458
Telstra Corp Ltd.	162,558	709,764
TELUS Corp.	11,130	323,893
Turk Telekomunikasyon AS	16,769	65,183
Vivendi S.A.	44,955	850,225
XL Axiata Tbk PT	93,500	45,455
		14,547,705

Internet Retail—0.0%*
Rakuten Inc.	27,300	322,373

Internet Software & Services—0.1%
Dena Company Ltd.	3,900	76,481
Gree Inc.	3,500	31,006
NHN Corp.	1,533	389,945
Tencent Holdings Ltd.	38,400	1,506,028
United Internet AG	4,079	114,976
Yahoo Japan Corp.	548	269,766
		2,388,202

Investment Banking & Brokerage—0.1%
CITIC Securities Company Ltd.	42,500	75,725	(a)
Daewoo Securities Company Ltd.	7,490	65,912	(a)
Daiwa Securities Group Inc.	63,000	528,303
Haitong Securities Company Ltd.	49,200	59,626	(a)
Hyundai Securities Company Ltd.	6,640	37,152
ICAP PLC	21,687	119,565
Korea Investment Holdings Company Ltd.	1,740	63,305
Macquarie Group Ltd.	11,762	450,787
Mediobanca S.p.A.	20,019	104,087

Nomura Holdings Inc.	136,400	1,003,759
Samsung Securities Company Ltd.	2,292	92,519
Woori Investment & Securities Company Ltd.	6,220	61,271
Yuanta Financial Holding Company Ltd.	313,000	162,917
		2,824,928

IT Consulting & Other Services—0.1%
AtoS	2,010	148,976	(a)
Cap Gemini S.A.	5,602	271,974
CGI Group Inc.	7,985	233,128	(a)
Fujitsu Ltd.	70,000	288,921
HCL Technologies Ltd.	7,684	99,960
Infosys Ltd.	16,912	709,493
Itochu Techno-Solutions Corp.	900	37,192
Nomura Research Institute Ltd.	3,800	123,562
NTT Data Corp.	48	170,091
Otsuka Corp.	600	66,563
Satyam Computer Services Ltd.	23,406	48,053	(a)
SK C&C Co Ltd.	921	80,483
Tata Consultancy Services Ltd.	18,074	462,609
Wipro Ltd.	20,759	121,917
		2,862,922

Leisure Facilities—0.0%*
Oriental Land Company Ltd.	1,900	293,411

Leisure Products—0.0%*
Giant Manufacturing Company Ltd.	10,000	68,733
Merida Industry Company Ltd.	7,000	41,574
Namco Bandai Holdings Inc.	6,600	106,971
Sankyo Company Ltd.	1,900	89,611
Sega Sammy Holdings Inc.	7,400	184,972
Shimano Inc.	2,900	245,815
Yamaha Corp.	6,100	69,821
		807,497

Life & Health Insurance—0.5%
Aegon N.V.	66,141	441,817
AIA Group Ltd.	456,600	1,933,810
AMP Ltd.	110,978	431,731
Cathay Financial Holding Company Ltd.	270,000	368,456
China Life Insurance Company Ltd.††	280,000	662,786
China Life Insurance Company Ltd.††	75,000	74,197
China Taiping Insurance Holdings Company Ltd.	32,800	50,746	(a)
CNP Assurances	5,764	82,603
Discovery Holdings Ltd.	10,317	87,361
Great-West Lifeco Inc.	10,748	290,668
Hanwha Life Insurance Company Ltd.	8,480	48,858
Industrial Alliance Insurance & Financial Services Inc.	3,775	148,860
Legal & General Group PLC	226,189	588,006
Liberty Holdings Ltd.	4,059	49,041
Manulife Financial Corp.	69,013	1,100,989
MMI Holdings Ltd.	36,164	80,764
New China Life Insurance Company Ltd.	23,300	71,795
Old Mutual PLC	186,532	511,224
Ping An Insurance Group Company of China Ltd.	70,500	474,463
Power Corp of Canada	13,526	361,822
Power Financial Corp.	9,419	273,030
Prudential PLC	96,405	1,571,838

Resolution Ltd.	55,034	237,890
RMI Holdings	22,171	56,281
Samsung Life Insurance Company Ltd.	1,902	179,866
Sanlam Ltd.	67,666	313,546
Shin Kong Financial Holding Company Ltd.	236,000	79,530
Sony Financial Holdings Inc.	6,500	102,537
Standard Life PLC	89,970	471,734
Sun Life Financial Inc.	22,803	673,315
Swiss Life Holding AG	1,118	181,498
T&D Holdings Inc.	22,500	302,159
The Dai-ichi Life Insurance Company Ltd.	316	455,541
		12,758,762

Life Sciences Tools & Services—0.0%*
Divi’s Laboratories Ltd.	1,428	23,862
Lonza Group AG	1,992	149,797
QIAGEN N.V.	8,835	173,354	(a)
		347,013

Managed Healthcare—0.0%*
Odontoprev S.A.	10,100	42,063
Qualicorp S.A.	8,200	62,733	(a)
		104,796

Marine—0.1%
AP Moeller—Maersk A/S††	19	127,944
AP Moeller—Maersk A/S††	50	357,607
China COSCO Holdings Company Ltd.	102,500	45,063
China Shipping Container Lines Company Ltd.	146,000	38,211	(a)
Evergreen Marine Corp Taiwan Ltd.	64,000	35,021
Hyundai Merchant Marine Company Ltd.	2,480	31,270
Kuehne + Nagel International AG	2,057	225,451
MISC Bhd	40,400	65,213
Mitsui OSK Lines Ltd.	42,000	163,628
Nippon Yusen KK	62,000	164,152
Orient Overseas International Ltd.	9,000	58,133
U-Ming Marine Transport Corp.	17,000	26,659
Wan Hai Lines Ltd.	36,000	18,558
Yang Ming Marine Transport Corp.	59,000	24,509
		1,381,419

Marine Ports & Services—0.0%*
Adani Ports and Special Economic Zone	14,192	36,301
China Merchants Holdings International Company Ltd.	42,000	130,770
COSCO Pacific Ltd.	62,000	79,855
Hutchison Port Holdings Trust	201,000	147,735
International Container Terminal Services Inc.	26,800	53,972
Kamigumi Company Ltd.	8,000	64,348
Koninklijke Vopak N.V.	2,589	152,533
Mitsubishi Logistics Corp.	5,000	69,714
		735,228

Metal & Glass Containers—0.0%*
Nampak Ltd.	13,509	44,703	(a)
Rexam PLC	29,876	216,369
Toyo Seikan Kaisha Ltd.	5,800	89,159
		350,231

Motorcycle Manufacturers—0.0%*
Bajaj Auto Ltd.	3,146	101,958

Hero Motocorp Ltd.	1,551	43,587
Yamaha Motor Company Ltd.	10,600	137,122
		282,667

Movies & Entertainment—0.0%*
Toho Company Ltd.	4,400	90,449

Multi-Line Insurance—0.3%
Ageas	8,921	312,801
Allianz SE	17,085	2,492,839
Assicurazioni Generali S.p.A.	43,964	766,907
Aviva PLC	110,890	571,163
AXA S.A.	67,449	1,323,432
Baloise Holding AG	1,917	186,098
BB Seguridade Participacoes S.A.	20,000	159,345	(a)
China Pacific Insurance Group Company Ltd.	102,800	328,028
Gjensidige Forsikring ASA	7,732	113,143
Mapfre S.A.	28,420	92,428
Porto Seguro S.A.	4,400	47,206
Powszechny Zaklad Ubezpieczen S.A.	2,170	266,873
Sampo	15,607	607,385
Sul America S.A.	5,001	29,609
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,571	72,871
Zurich Insurance Group AG	5,528	1,431,443
		8,801,571

Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	95,995
Corp Financiera Colombiana S.A.††	79	1,401	(a)
Corp Financiera Colombiana S.A.††	2,956	55,102
Eurazeo	1,312	70,203
Exor S.p.A.	2,621	77,405
First Pacific Company Ltd.	94,000	100,589
Groupe Bruxelles Lambert S.A.	3,197	240,236
Grupo de Inversiones Suramericana S.A.	8,633	167,184
Haci Omer Sabanci Holding AS	31,426	165,319
Industrivarden AB	4,939	81,957
Investment AB Kinnevik	8,200	208,844
Investor AB	17,841	476,592
Metro Pacific Investments Corp.	129,200	15,791	(a)
Onex Corp.	3,866	174,876
Pargesa Holding S.A.	1,294	86,230
Remgro Ltd.	17,076	326,737
Wendel S.A.	1,280	131,690	(a)
		2,476,151

Multi-Utilities—0.2%
AGL Energy Ltd.	21,259	281,773
Atco Ltd/Canada	2,398	98,630	(a)
Canadian Utilities Ltd.	4,562	159,613
Centrica PLC	194,902	1,064,780
E.ON SE	67,327	1,103,564
GDF Suez	49,860	975,074
National Grid PLC	137,082	1,551,026
RWE AG	18,500	589,638
Suez Environnement Co.	10,531	135,847
Veolia Environnement S.A.	12,822	145,683
YTL Corp Bhd	200,400	105,290
YTL Power International Bhd	82,900	41,981
		6,252,899

Office Electronics—0.1%
Brother Industries Ltd.	8,800	98,954
Canon Inc.	42,500	1,384,079
Konica Minolta Holdings Inc.	18,000	135,723
Ricoh Company Ltd.	26,000	308,854
		1,927,610

Office REITs—0.0%*
CapitaCommercial Trust	81,000	93,562
Japan Prime Realty Investment Corp.	29	88,604
Japan Real Estate Investment Corp.	23	256,314
Nippon Building Fund Inc.	26	300,478
Nomura Real Estate Office Fund Inc.	10	43,791
		782,749

Office Services & Supplies—0.0%*
Societe BIC S.A.	1,036	103,692

Oil & Gas Drilling—0.1%
China Oilfield Services Ltd.	58,000	113,512
Seadrill Ltd.	13,890	557,779
Transocean Ltd.	13,557	651,378	(a)
		1,322,669

Oil & Gas Equipment & Services—0.1%
Aker Solutions ASA	6,194	83,840
AMEC PLC	11,704	178,402
Bumi Armada Bhd	42,800	52,560
Cie Generale de Geophysique—Veritas	5,975	131,955
Fugro N.V.	2,622	141,952
Petrofac Ltd.	9,731	176,813
Saipem S.p.A.	9,976	161,962
Sapurakencana Petroleum Bhd	108,900	140,972	(a)
Subsea 7 S.A.	10,657	185,876	(a)
Technip S.A.	3,926	398,101
Tenaris S.A.	18,196	364,478
TMK OAO GDR	1,835	21,103
WorleyParsons Ltd.	7,773	138,672
		2,176,686

Oil & Gas Exploration & Production—0.3%
ARC Resources Ltd.	11,193	292,093
Athabasca Oil Corp.	11,308	69,781	(a)
Baytex Energy Corp.	4,518	162,313
Bonavista Energy Corp.	6,030	78,022
Cairn India Ltd.	17,722	86,321
Canadian Natural Resources Ltd.	41,197	1,157,866
Canadian Oil Sands Ltd.	18,537	342,116
CNOOC Ltd.	673,000	1,141,862
Crescent Point Energy Corp.	14,338	484,797
Encana Corp.	27,561	464,771
Enerplus Corp.	7,209	106,193
Equal Energy Ltd.	1,276	5,155
Inpex Corp.	83	345,920
Japan Petroleum Exploration Co.	1,100	44,571
Kunlun Energy Company Ltd.	126,000	223,853
Lundin Petroleum AB	8,309	163,731	(a)
MEG Energy Corp.	5,308	145,059	(a)
NovaTek OAO GDR	3,355	400,923

OGX Petroleo e Gas Participacoes S.A.	49,300	17,631	(a)
Oil & Natural Gas Corp Ltd.	28,871	160,861
Oil India Ltd.	2,293	22,037
Pacific Rubiales Energy Corp.	11,182	195,774
Pengrowth Energy Corp.	16,966	83,145
Penn West Petroleum Ltd.	17,358	182,638
Peyto Exploration & Development Corp.	4,880	140,625	(a)
PTT Exploration & Production PCL	52,300	267,276
Santos Ltd.	37,127	425,822
Talisman Energy Inc.	39,373	447,866
Tatneft OAO ADR	9,139	332,020
Tourmaline Oil Corp.	5,704	227,792	(a)
Tullow Oil PLC	34,837	528,901
Vermilion Energy Inc.	3,688	179,724
Woodside Petroleum Ltd.	24,789	794,399
		9,721,858

Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corp Ltd.	6,480	40,074
Caltex Australia Ltd.	4,925	81,371
Cosan S.A. Industria e Comercio	4,600	90,082
Cosmo Oil Company Ltd.	22,000	40,530
Delek Group Ltd.	174	45,169
Empresas COPEC S.A.	18,588	244,315	(a)
Formosa Petrochemical Corp.	43,000	109,756
Grupa Lotos S.A.	2,254	24,290	(a)
GS Holdings	2,084	93,794
Idemitsu Kosan Company Ltd.	800	61,449
IRPC PCL	378,600	40,283
JX Holdings Inc.	83,600	404,808
Keyera Corp.	2,614	140,147	(a)
Neste Oil OYJ	4,796	70,071
Petronas Dagangan BHD	8,900	71,268
Polski Koncern Naftowy Orlen S.A.	11,887	166,279	(a)
Reliance Industries Ltd.	48,701	705,171
Showa Shell Sekiyu KK	7,600	62,431
SK Innovation Company Ltd.	2,237	265,412
S-Oil Corp.	1,820	116,653
Thai Oil PCL	30,500	61,954
TonenGeneral Sekiyu KK	11,000	106,418
Tupras Turkiye Petrol Rafinerileri AS	4,640	113,268
		3,154,993

Oil & Gas Storage & Transportation—0.1%
AltaGas Ltd.	3,511	122,675	(a)
Enbridge Inc.	28,630	1,199,803
Pembina Pipeline Corp.	11,200	341,643
TransCanada Corp.	26,337	1,130,423
Ultrapar Participacoes S.A.	12,600	302,986
		3,097,530

Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	23,000	337,122
Aryzta AG	3,492	195,979
Associated British Foods PLC	13,349	351,276
Barry Callebaut AG	70	63,996
BRF—Brasil Foods S.A.	24,500	537,346
Calbee Inc.	600	56,838

Charoen Pokphand Foods PCL	115,100	95,561
China Mengniu Dairy Company Ltd.	47,000	168,153	(k)
CJ CheilJedang Corp.	320	72,711
Danone S.A.	21,489	1,610,586
DE Master Blenders 1753 N.V.	18,560	296,740	(a)
GlaxoSmithKline Consumer Healthcare Ltd.	162	14,288	(a)
Grupo Bimbo SAB de C.V.	62,200	187,662
Indofood CBP Sukses Makmur Tbk PT	32,000	39,335	(a)
Indofood Sukses Makmur Tbk PT	165,000	122,191
JBS S.A.	25,900	75,857
Kerry Group PLC	5,329	293,700
Kikkoman Corp.	6,000	99,663
Lindt & Spruengli AG††	33	123,748
Lindt & Spruengli AG††	3	130,508
Lotte Confectionery Company Ltd.	35	49,249
MEIJI Holdings Company Ltd.	2,300	110,329
M Dias Branco S.A.	1,000	37,799	(a)
Nestle S.A.	120,746	7,905,950
Nippon Meat Packers Inc.	7,000	106,901
Nisshin Seifun Group Inc.	7,000	83,717
Nissin Foods Holdings Company Ltd.	2,300	92,963
Orion Corp.	142	118,494
Orkla ASA	29,038	236,639
PPB Group Bhd	17,800	79,775
Saputo Inc.	4,863	222,833
Standard Foods Corp.	10,000	31,631
Suedzucker AG	3,033	93,810
Tate & Lyle PLC	17,313	216,502
Tiger Brands Ltd.	5,952	177,411
Tingyi Cayman Islands Holding Corp.	74,000	193,674
Toyo Suisan Kaisha Ltd.	3,000	99,663
Unilever N.V.	60,767	2,389,780
Unilever PLC	48,215	1,946,660
Uni-President China Holdings Ltd.	40,000	40,689	(a)
Uni-President Enterprises Corp.	162,000	315,665
Universal Robina Corp.	30,200	87,384
Want Want China Holdings Ltd.	230,000	324,405
Yakult Honsha Company Ltd.	3,400	140,675
Yamazaki Baking Company Ltd.	4,000	46,912
		20,022,770

Paper Packaging—0.0%*
Amcor Ltd.	46,849	434,836

Paper Products—0.0%*
Empresas CMPC S.A.	46,932	145,357
Fibria Celulose S.A.	9,300	104,196	(a)
Lee & Man Paper Manufacturing Ltd.	71,000	42,382
Nine Dragons Paper Holdings Ltd.	63,000	40,774
Oji Holdings Corp.	31,000	124,830
Sappi Ltd.	19,577	48,118	(a)
Stora Enso OYJ	21,049	140,907
UPM-Kymmene OYJ	19,898	194,759
		841,323

Personal Products—0.1%
Amorepacific Corp.	131	104,956
AMOREPACIFIC Group	68	20,721

Beiersdorf AG	3,785	329,635
Dabur India Ltd.	13,803	36,235
Godrej Consumer Products Ltd.	4,709	64,385
Hengan International Group Company Ltd.	27,500	297,821
Hypermarcas S.A.	12,800	84,192
Kao Corp.	19,600	665,928
L’Oreal S.A.	9,097	1,492,872
Natura Cosmeticos S.A.	6,400	138,195
Shiseido Company Ltd.	13,600	202,217
		3,437,157

Pharmaceuticals—1.4%
Aspen Pharmacare Holdings Ltd.	11,430	261,444
Astellas Pharma Inc.	16,600	900,730
AstraZeneca PLC	46,874	2,214,572
Bayer AG	31,034	3,305,017
Celltrion Inc.	2,414	88,354
Chugai Pharmaceutical Company Ltd.	8,500	175,930
Cipla Ltd.	12,861	84,633
Daiichi Sankyo Company Ltd.	25,100	418,439
Dainippon Sumitomo Pharma Company Ltd.	6,100	80,506
Dr Reddy’s Laboratories Ltd.	3,837	143,130	(a)
Eisai Company Ltd.	9,600	390,920
Genomma Lab Internacional SAB de C.V.	21,100	41,452	(a)
GlaxoSmithKline PLC	184,066	4,600,771
Hisamitsu Pharmaceutical Company Inc.	2,400	121,770
Kalbe Farma Tbk PT	854,500	123,978
Kyowa Hakko Kirin Company Ltd.	8,000	90,361
Lupin Ltd.	3,427	44,994
Merck KGaA	2,380	362,111
Mitsubishi Tanabe Pharma Corp.	8,600	111,250
Novartis AG	86,193	6,112,720
Novo Nordisk A/S	15,264	2,375,461
Ono Pharmaceutical Company Ltd.	3,200	216,802
Orion OYJ	3,566	83,527
Otsuka Holdings Company Ltd.	13,700	451,679
Piramal Enterprises Ltd.	2,159	20,636
Ranbaxy Laboratories Ltd.	4,850	25,309	(a)
Roche Holding AG	26,334	6,540,707
Sanofi	44,904	4,647,294
Santen Pharmaceutical Company Ltd.	2,700	116,062
ScinoPharm Taiwan Ltd.	10,000	23,056	(a)
Shionogi & Company Ltd.	11,100	231,308
Shire PLC	21,079	666,585
Sihuan Pharmaceutical Holdings Group Ltd.	74,000	48,562
Sino Biopharmaceutical	100,000	64,850	(a)
Sun Pharmaceutical Industries Ltd.	11,507	195,285
Taisho Pharmaceutical Holdings Company Ltd.	1,300	92,133
Takeda Pharmaceutical Company Ltd.	29,500	1,330,447
Teva Pharmaceutical Industries Ltd.	31,850	1,230,132
Tsumura & Co.	2,200	64,759
UCB S.A.	4,032	216,898
Valeant Pharmaceuticals International Inc.	10,840	931,770	(a)
Wockhardt Ltd.	748	12,582	(a)
Yuhan Corp.	313	50,429
		39,309,355

Photographic Products—0.0%*
Nikon Corp.	12,800	298,175

Precious Metals & Minerals—0.0%*
Anglo American Platinum Ltd.	2,617	77,768
Fresnillo PLC	6,730	90,029
Impala Platinum Holdings Ltd.	20,296	190,137
Industrias Penoles SAB de C.V.	4,970	147,282
Northam Platinum Ltd.	8,191	26,403
Silver Wheaton Corp.	13,784	269,291
		800,910

Property & Casualty Insurance—0.2%
Admiral Group PLC	7,285	146,622
Direct Line Insurance Group PLC	5,139	18,161	(a)
Dongbu Insurance Company Ltd.	1,830	77,395
Hyundai Marine & Fire Insurance Company Ltd.	2,720	72,165
Insurance Australia Group Ltd.	79,474	395,741
Intact Financial Corp.	5,125	287,839
MS&AD Insurance Group Holdings	18,900	479,849
NKSJ Holdings Inc.	12,600	299,985
People’s Insurance Company Group of China Ltd.	165,000	75,306
PICC Property & Casualty Company Ltd.	100,000	112,940
QBE Insurance Group Ltd.	44,987	621,389
RSA Insurance Group PLC	133,001	240,050
Samsung Fire & Marine Insurance Company Ltd.	1,211	247,067
Suncorp Group Ltd.	48,328	527,306
Tokio Marine Holdings Inc.	25,900	820,008
Tryg A/S	961	79,099
		4,500,922

Publishing—0.1%
Axel Springer AG	1,610	68,590
Delta Lloyd N.V.	7,100	142,079
Lagardere SCA	4,450	123,785
Pearson PLC	31,110	552,531
Reed Elsevier N.V.	25,954	431,824
Reed Elsevier PLC	45,826	519,197
Singapore Press Holdings Ltd.	11,000	36,167
Thomson Reuters Corp.	14,280	464,562
Wolters Kluwer N.V.	11,537	243,766
		2,582,501

Railroads—0.2%
All America Latina Logistica S.A.	17,200	73,657	(a)
Asciano Ltd.	36,444	167,462
Aurizon Holdings Ltd.	73,905	281,420
Canadian National Railway Co.	16,035	1,556,457
Canadian Pacific Railway Ltd.	6,520	788,185
Central Japan Railway Co.	5,300	647,194
East Japan Railway Co.	12,600	977,963
Hankyu Hanshin Holdings Inc.	44,000	250,264
Keikyu Corp.	19,000	162,964
Keio Corp.	23,000	157,910
Keisei Electric Railway Company Ltd.	10,000	93,522
Kintetsu Corp.	63,000	276,519
MTR Corp Ltd.	63,500	232,506
Odakyu Electric Railway Company Ltd.	24,000	233,875
Tobu Railway Company Ltd.	40,000	205,768
Tokyu Corp.	44,000	287,472
West Japan Railway Co.	6,300	267,006
		6,660,144

Real Estate Development—0.1%
Agile Property Holdings Ltd.	52,000	55,846
Bumi Serpong Damai PT	185,500	33,642	(a)
Cheung Kong Holdings Ltd.	54,000	732,406
China Overseas Grand Oceans Group Ltd.	20,000	25,527
China Overseas Land & Investment Ltd.	152,000	396,836
China Resources Land Ltd.	80,000	218,144
China Vanke Company Ltd.	49,400	88,529
Country Garden Holdings Company Ltd.	170,000	88,328
Douja Promotion Groupe Addoha S.A.	1,559	8,725
Evergrande Real Estate Group Ltd.	257,000	95,758
Farglory Land Development Company Ltd.	13,000	23,856
Greentown China Holdings Ltd.	26,000	42,572
Guangzhou R&F Properties Company Ltd.	33,600	48,518
Highwealth Construction Corp.	12,000	25,224
Keppel Land Ltd.	31,000	81,881
Lippo Karawaci Tbk PT	626,500	95,948	(a)
Longfor Properties Company Ltd.	50,000	74,133
LSR Group GDR	6,440	26,919
Ruentex Development Company Ltd.	22,000	39,859
Shimao Property Holdings Ltd.	51,500	102,517
Shui On Land Ltd.	136,666	39,997	(a)
Sino Land Company Ltd.	116,000	162,417
Sino-Ocean Land Holdings Ltd.	104,500	56,451
SOHO China Ltd.	76,000	60,162
Talaat Moustafa Group	36,052	20,750	(a)
UEM Land Holdings Bhd	59,300	58,559	(a)
Unitech Ltd.	50,747	18,189	(a)
		2,721,693

Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	2,700	66,783
BR Malls Participacoes S.A.	15,100	136,574
BR Properties S.A.	6,900	59,347	(a)
Brookfield Office Properties Inc.	10,283	170,482
CapitaMalls Asia Ltd.	52,000	74,825
Central Pattana PCL	44,200	64,130
First Capital Realty Inc.	863	14,602	(a)
Global Logistic Properties Ltd.	109,000	236,340
Growthpoint Properties Ltd.	65,849	175,050
Hulic Company Ltd.	10,000	107,112
Hysan Development Company Ltd.	26,000	112,295
IMMOFINANZ AG	37,928	141,493	(a)
Multiplan Empreendimentos Imobiliarios S.A.	3,200	75,022
NTT Urban Development Corp.	45	55,177
Redefine Properties Ltd.	110,314	116,568
SM Prime Holdings Inc.	245,000	92,442
Swire Properties Ltd.	50,800	151,293
Swiss Prime Site AG	1,980	145,337
		1,994,872

Regional Banks—0.1%
Banque Cantonale Vaudoise	143	70,884
Bendigo and Adelaide Bank Ltd.	15,355	141,536
BS Financial Group Inc.	6,160	77,941
Chongqing Rural Commercial Bank	92,000	39,142

DGB Financial Group Inc.	5,020	68,571	(a)
Fukuoka Financial Group Inc.	30,000	127,448
Hokuhoku Financial Group Inc.	34,000	69,482
Resona Holdings Inc.	69,700	338,905
Seven Bank Ltd.	22,000	79,730
Shinsei Bank Ltd.	57,000	129,109
Suruga Bank Ltd.	7,000	126,984
The Bank of Kyoto Ltd.	14,000	116,555
The Bank of Yokohama Ltd.	44,000	226,788
The Chiba Bank Ltd.	27,000	183,742
The Chugoku Bank Ltd.	7,000	98,092
The Gunma Bank Ltd.	14,000	77,234
The Hachijuni Bank Ltd.	15,000	87,582
The Hiroshima Bank Ltd.	19,000	80,908
The Iyo Bank Ltd.	11,000	104,978
The Joyo Bank Ltd.	25,000	136,659
The Nishi-Nippon City Bank Ltd.	27,000	70,398
The Shizuoka Bank Ltd.	21,000	225,993
Yamaguchi Financial Group Inc.	8,000	78,683
		2,757,344

Reinsurance—0.1%
Hannover Rueckversicherung AG	2,352	169,127
Muenchener Rueckversicherungs AG	6,728	1,236,598
SCOR SE	5,925	181,565
Swiss Re AG	13,155	977,431
		2,564,721

Research & Consulting Services—0.1%
ALS Ltd.	12,510	109,701
Bureau Veritas S.A.	8,532	220,642
Experian PLC	38,817	672,927
Intertek Group PLC	6,214	275,486
SGS S.A.	214	458,919
		1,737,675

Residential REITs—0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,007	32,434

Restaurants—0.1%
Compass Group PLC	70,497	898,152
Jollibee Foods Corp.	15,290	52,382
McDonald’s Holdings Company Japan Ltd.	2,600	71,979
Sodexo	3,541	294,577
Tim Hortons Inc.	5,863	316,117
Whitbread PLC	6,974	323,247
		1,956,454

Retail REITs—0.1%
Capital Shopping Centres Group PLC	28,013	132,815
CapitaMall Trust	99,000	155,724
CFS Retail Property Trust Group	73,622	134,780
Corio N.V.	2,561	101,748
Federation Centres	53,686	116,465
Hammerson PLC	26,514	195,962
Japan Retail Fund Investment Corp.	77	160,612
Klepierre	3,685	145,040
RioCan Real Estate Investment Trust	5,179	124,056
The Link REIT	89,500	440,787

Unibail-Rodamco SE††	94	21,871	(a)
Unibail-Rodamco SE††	3,413	794,113
Westfield Group	79,353	830,953
Westfield Retail Trust	111,157	315,418
		3,670,344

Security & Alarm Services—0.0%*
G4S PLC	52,927	184,952
S1 Corp.	841	46,246
Secom Company Ltd.	7,800	424,020
Securitas AB	11,896	103,371
		758,589

Semiconductor Equipment—0.1%
Advantest Corp.	5,600	92,004
ASM Pacific Technology Ltd.	9,300	102,816
ASML Holding N.V.	11,842	933,112
GCL-Poly Energy Holdings Ltd.	300,000	64,592	(a)
Hermes Microvision Inc.	1,000	28,694	(a)
Sumco Corp.	4,500	49,424
Tokyo Electron Ltd.	6,500	328,484
		1,599,126

Semiconductors—0.4%
Advanced Semiconductor Engineering Inc.	225,000	188,808
ARM Holdings PLC	52,746	635,999
Epistar Corp.	31,000	54,613
Infineon Technologies AG	40,893	341,785
Kinsus Interconnect Technology Corp.	10,000	38,037
MediaTek Inc.	44,000	511,628
Mellanox Technologies Ltd.	1,327	65,469	(a)
MStar Semiconductor Inc.	8,000	57,656
Novatek Microelectronics Corp.	18,000	87,384
Phison Electronics Corp.	5,000	41,123
Powertech Technology Inc.	27,000	50,719
Radiant Opto-Electronics Corp.	15,000	49,198
Realtek Semiconductor Corp.	16,000	37,903
Rohm Company Ltd.	3,600	144,964
Samsung Electronics Company Ltd.	4,147	4,873,056
Siliconware Precision Industries Co.	108,000	135,851
SK Hynix Inc.	19,570	534,639
STMicroelectronics N.V.	24,193	217,646
Taiwan Semiconductor Manufacturing Company Ltd.	929,000	3,440,626
Transcend Information Inc.	6,000	18,618
United Microelectronics Corp.	456,000	220,613
Vanguard International Semiconductor Corp.	19,000	21,554
		11,767,889

Soft Drinks—0.1%
Arca Continental SAB de C.V.	12,500	95,310
Coca-Cola Amatil Ltd.	21,912	254,926
Coca-Cola Femsa SAB de C.V.	15,400	215,598
Coca-Cola HBC AG ADR	7,829	183,042
Coca-Cola Icecek AS	2,227	64,059
Coca-Cola West Company Ltd.	2,500	44,295
Fomento Economico Mexicano SAB de C.V.	72,200	743,847
		1,601,077

Specialized Finance—0.1%
ASX Ltd.	7,809	236,383	(k)
BM&FBovespa S.A.	69,600	389,424
Chailease Holding Company Ltd.	26,000	61,419	(a)
Deutsche Boerse AG	7,347	482,943
Far East Horizon Ltd.	53,000	33,482
IDFC Ltd.	40,447	87,224	(a)
Japan Exchange Group Inc.	1,800	181,567
London Stock Exchange Group PLC	6,875	139,413
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	105,985
Power Finance Corp Ltd.	10,821	26,231
Rural Electrification Corp Ltd.	11,578	39,015
Singapore Exchange Ltd.	38,000	210,628
		1,993,714

Specialty Chemicals—0.1%
Asian Paints Ltd.	1,045	81,332
Croda International PLC	5,046	189,572
Daicel Corp.	11,000	96,230
EMS-Chemie Holding AG	324	95,712
Givaudan S.A.	317	408,416
Hitachi Chemical Company Ltd.	4,000	62,536
Johnson Matthey PLC	8,001	318,911
JSR Corp.	6,700	135,302
Kansai Paint Company Ltd.	8,000	101,958
Koninklijke DSM N.V.	5,767	375,261
Nitto Denko Corp.	6,100	391,785
Shin-Etsu Chemical Company Ltd.	15,400	1,020,104
Sika AG	85	219,743
Umicore S.A.	4,293	178,177
		3,675,039

Specialty Stores—0.0%*
Sanrio Company Ltd.	1,700	78,980

Steel—0.2%
ArcelorMittal	37,297	415,672
CAP S.A.	2,624	58,502
China Steel Corp.	431,000	353,043
Cia Siderurgica Nacional S.A.	27,400	74,049
Daido Steel Company Ltd.	10,000	50,637
Eregli Demir ve Celik Fabrikalari TAS	39,957	41,211
Feng Hsin Iron & Steel Co.	12,000	21,221
Fortescue Metals Group Ltd.	57,165	159,071
Fosun International Ltd.	57,500	42,107
Hitachi Metals Ltd.	6,000	67,408
Hyundai Hysco Company Ltd.	1,390	41,686
Hyundai Steel Co.	2,231	125,415
Industrias CH SAB de C.V.	5,600	36,844	(a)
JFE Holdings Inc.	18,300	401,058
Jindal Steel & Power Ltd.	13,806	50,217
JSW Steel Ltd.	2,896	31,828
Kobe Steel Ltd.	95,000	117,632
Kumba Iron Ore Ltd.	2,996	139,008
Maruichi Steel Tube Ltd.	1,600	40,799
Nippon Steel & Sumitomo Metal Corp.	284,000	766,215
POSCO	2,498	652,907

Sesa Goa Ltd.	12,462	30,198
Severstal OAO GDR	7,140	45,482
Tata Steel Ltd.	11,358	52,351
ThyssenKrupp AG	14,524	284,979
Tung Ho Steel Enterprise Corp.	23,000	20,950
Vale S.A.	39,000	513,750
Voestalpine AG	4,459	157,246
Yamato Kogyo Company Ltd.	1,400	42,774
		4,834,260

Systems Software—0.0%*
Oracle Corp Japan	1,400	57,996
Totvs S.A.	4,200	66,525
Trend Micro Inc.	4,000	126,844
		251,365

Technology Distributors—0.0%*
Synnex Technology International Corp.	48,000	62,701
WPG Holdings Ltd.	51,000	60,408
		123,109

Textiles—0.0%*
Formosa Taffeta Company Ltd.	25,000	23,773
Ruentex Industries Ltd.	18,000	39,758
Shenzhou International Group Holdings Ltd.	16,000	46,001
		109,532

Thrifts & Mortgage Finance—0.0%*
Doral Financial Corp.	5,636	4,678	(a)
Housing Development Finance Corp.	55,106	803,987
LIC Housing Finance Ltd.	11,981	51,291
		859,956

Tires & Rubber—0.1%
Bridgestone Corp.	24,300	826,838
Cheng Shin Rubber Industry Company Ltd.	57,000	179,914
Cie Generale des Etablissements Michelin	6,947	620,365
Hankook Tire Company Ltd.	3,030	140,085
Nan Kang Rubber Tire Company Ltd.	23,000	26,667
Nokian Renkaat OYJ	4,198	170,851
Pirelli & C. S.p.A.	8,788	101,608
Sumitomo Rubber Industries Ltd.	6,400	104,503
The Yokohama Rubber Company Ltd.	7,000	70,257
		2,241,088

Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	81,114
British American Tobacco PLC	72,368	3,696,187
Gudang Garam Tbk PT	18,500	94,317
Imperial Tobacco Group PLC	36,714	1,269,598
ITC Ltd.	84,889	461,050
Japan Tobacco Inc.	41,200	1,453,727
KT&G Corp.	4,116	267,420
Souza Cruz S.A.	14,800	183,505
Swedish Match AB	7,762	273,820
		7,780,738

Trading Companies & Distributors—0.2%
Adani Enterprises Ltd.	8,457	29,672
Barloworld Ltd.	7,965	65,391
Brenntag AG	1,986	301,261
Bunzl PLC	12,822	248,923
Daewoo International Corp.	2,030	62,835
Finning International Inc.	6,330	129,906
ITOCHU Corp.	56,200	647,798
Marubeni Corp.	61,000	407,137
Mitsubishi Corp.	52,300	894,526
Mitsui & Company Ltd.	64,700	811,559
Noble Group Ltd.	149,000	113,956	(a)
Rexel S.A.	5,942	133,466
Samsung C&T Corp.	4,683	221,018
SK Networks Company Ltd.	6,600	37,217
Sojitz Corp.	49,600	82,388
Sumitomo Corp.	41,600	518,037
Toyota Tsusho Corp.	8,200	211,078
Travis Perkins PLC	6,717	148,333
Wolseley PLC	10,536	484,672
		5,549,173

Trucking—0.0%*
ComfortDelGro Corporation Ltd.	84,000	121,533
DSV A/S	7,129	173,561
Localiza Rent a Car S.A.	5,145	73,598
Nippon Express Company Ltd.	32,000	151,729
		520,421

Water Utilities—0.0%*
Aguas Andinas S.A.	77,578	55,491
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	141,230
Cia de Saneamento de Minas Gerais-COPASA	2,100	34,223
Guangdong Investment Ltd.	92,000	79,945
Severn Trent PLC	9,006	227,292
United Utilities Group PLC	25,736	266,991
		805,172

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL	39,700	360,967
America Movil SAB de C.V.	1,434,000	1,552,252
Axiata Group Bhd	97,600	204,807	(a)
Bharti Airtel Ltd.	21,416	104,656
China Mobile Ltd.	227,000	2,376,427
DiGi.Com Bhd	116,400	175,364
ENTEL Chile S.A.	4,152	69,755
Far EasTone Telecommunications Company Ltd.	58,000	155,784
Globe Telecom Inc.	1,235	46,027
Idea Cellular Ltd.	24,304	58,342	(a)
Indosat Tbk PT	47,500	25,126	(a)
KDDI Corp.	20,100	1,044,103
Maxis Bhd	88,900	193,304
MegaFon OAO GDR	2,726	85,187
Millicom International Cellular S.A.	2,361	168,991
Mobile Telesystems OJSC ADR	19,781	374,652
MTN Group Ltd.	64,024	1,186,681
NTT DOCOMO Inc.	567	879,596

Orascom Telecom Holding SAE	98,792	53,201
Philippine Long Distance Telephone Co.	1,645	111,951
Reliance Communications Ltd.	20,483	40,673
Rogers Communications Inc.	13,588	530,666
Sistema JSFC GDR	3,809	75,228
SK Telecom Company Ltd.	353	64,910
Softbank Corp.	35,600	2,075,039
StarHub Ltd.	26,000	85,690
Taiwan Mobile Company Ltd.	62,000	245,137	(a)
Tele2 AB	11,746	137,048	(a)
Tim Participacoes S.A.	31,600	115,726
Turkcell Iletisim Hizmetleri AS	29,086	168,837	(a)
Vodacom Group Ltd.	13,976	147,852
Vodafone Group PLC	1,835,901	5,230,705
		18,144,684

Total Common Stock
(Cost $596,490,649)		587,934,992

Preferred Stock—0.4%

Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	113,210
Hyundai Motor Co.††	666	56,567
Hyundai Motor Co.††	1,448	126,790
Porsche Automobil Holding SE	5,851	452,370
Volkswagen AG	5,394	1,090,621
		1,839,558

Brewers—0.0%*
Cia de Bebidas das Americas	25,900	979,230

Broadcasting—0.0%*
ProSiebenSat.1 Media AG	4,188	179,753

Commodity Chemicals—0.0%*
Braskem S.A.	6,100	45,480
Fuchs Petrolub AG	1,223	97,211
LG Chem Ltd.	274	27,591
		170,282

Construction & Farm Machinery—0.0%*
Marcopolo S.A.	7,600	43,796

Construction Materials—0.0%*
Grupo Argos S.A.	3,447	34,448

Diversified Financial Services—0.1%
Banco Bradesco S.A.	86,620	1,129,289
Banco Davivienda S.A.	2,995	35,917
Banco do Estado do Rio Grande do Sul S.A.	6,900	47,259
Bancolombia S.A.	12,485	174,548
Grupo Aval Acciones y Valores	57,961	41,267
Itau Unibanco Holding S.A.	94,670	1,232,953
Itausa—Investimentos Itau S.A.	105,820	397,115
		3,058,348

Electric Utilities—0.0%*
Centrais Eletricas Brasileiras S.A.	8,100	32,011
Cia Energetica de Minas Gerais	20,201	182,070
Cia Paranaense de Energia	3,900	48,868
		262,949

Fertilizers & Agricultural Chemicals—0.0%*
Sociedad Quimica y Minera de Chile S.A.	3,310	134,770

General Merchandise Stores—0.0%*
Lojas Americanas S.A.	15,700	111,155

Household Products—0.0%*
Henkel AG & Company KGaA	6,758	634,672

Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,800	216,419

Independent Power Producers & Energy Traders—0.0%*
AES Tiete S.A.	3,800	36,262
Cia Energetica de Sao Paulo	5,900	52,428
		88,690

Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.	158,100	1,157,990

Integrated Telecommunication Services—0.0%*
Oi S.A.	31,700	56,252
Telefonica Brasil S.A.	11,200	255,531
		311,783

Multi-Sector Holdings—0.0%*
Grupo de Inversiones Suramericana S.A.	3,025	59,427

Multi-Utilities—0.0%*
RWE AG	1,116	34,453

Paper Packaging—0.0%*
Klabin S.A.	16,500	82,909

Paper Products—0.0%*
Suzano Papel e Celulose S.A.	9,200	34,359

Semiconductors—0.0%*
Samsung Electronics Company Ltd.	773	598,338

Soft Drinks—0.0%*
Embotelladora Andina S.A.	7,865	45,827

Steel—0.1%
Bradespar S.A.	8,400	76,811
Gerdau S.A.	32,100	183,238
Metalurgica Gerdau S.A.	10,200	73,832
Usinas Siderurgicas de Minas Gerais S.A.	14,200	47,761
Vale S.A.	82,600	1,011,444
		1,393,086

Total Preferred Stock
(Cost $14,454,953)		11,472,242

Rights—0.0%*

Auto Parts & Equipment—0.0%*
Federal-Mogul Corp.	892	152

Computer & Electronics Retail—0.0%*
Groupe Fnac	2,889	7,522

Diversified Real Estate Activities—0.0%*
New Hotel RTS**	1,825	—	(k)

Integrated Oil & Gas—0.0%*
Repsol S.A.	31,284	17,404

Specialized Finance—0.0%*
ASX Ltd.	822	2,340

Total Rights
(Cost $28,380)		27,418

Total Foreign Equity
(Cost $610,973,982)		599,434,652

		Principal Amount	Fair Value
Bonds and Notes—32.5%
U.S. Treasuries—11.8%
U.S. Treasury Bonds
3.00%	05/15/42	$13,250,000	$12,078,196	(f)
4.38%	11/15/39	11,000,000	12,894,068
4.50%	02/15/36	6,700,000	7,978,233
5.50%	08/15/28	4,500,000	5,855,625
6.38%	08/15/27	2,000,000	2,800,000
7.63%	02/15/25	2,000,000	3,003,124
7.88%	02/15/21	5,000,000	7,085,940
8.75%	05/15/20	5,000,000	7,245,310
9.00%	11/15/18	3,000,000	4,173,984
U.S. Treasury Notes
0.23%	10/31/14	20,000,000	20,007,820	(d)
0.25%	12/31/14	20,000,000	19,964,060	(d)
0.26%	01/31/15	5,000,000	4,999,025	(d)
0.31%	03/15/15	14,000,000	14,016,408	(d)
0.36%	06/30/15	16,000,000	16,006,256	(d)
0.95%	02/28/17	15,000,000	14,962,500	(d,f)
1.13%	12/31/19 - 03/31/20	24,800,000	23,735,998
1.17%	09/30/17	8,000,000	7,821,872	(d)
1.25%	10/31/15 - 02/29/20	19,500,000	19,290,825
1.25%	12/31/17	8,000,000	7,826,872	(d)
1.28%	01/31/18	5,000,000	4,910,940	(d)
1.34%	03/31/18 - 04/30/18	7,000,000	6,778,748	(d)
1.50%	07/31/16	20,000,000	20,476,560
1.63%	11/15/22	4,000,000	3,734,064
1.75%	05/15/22	7,200,000	6,865,315
2.00%	02/15/23	4,000,000	3,849,688
2.13%	05/31/15	11,000,000	11,372,966
2.38%	08/31/14 - 03/31/16	23,500,000	24,411,011
3.13%	05/15/19	7,000,000	7,596,638
3.25%	12/31/16	15,000,000	16,231,635
4.50%	05/15/17	15,000,000	16,988,670
			334,962,351

U.S. Government Sponsored Agencies—0.2%
Federal Home Loan Banks
0.53%	11/20/15	5,000,000	4,994,535	(d)
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	839,551
			5,834,086

Agency Mortgage Backed—10.9%
Federal Home Loan Mortgage Corp.
0.29%	11/25/14	2,000,000	2,013,018	(d)
1.25%	10/02/19	1,500,000	1,421,125
1.78%	06/01/43	600,000	600,882	(g)
2.38%	01/13/22	1,500,000	1,457,665	(f)
3.00%	05/01/33 - 03/01/43	3,440,955	3,376,875
5.00%	12/01/22 - 06/01/41	7,097,963	7,705,114
5.50%	01/01/38 - 04/01/39	1,391,723	1,519,937
6.00%	06/01/37 - 11/01/37	1,348,733	1,489,796	(f)
2.50%	TBA	5,400,000	5,388,837	(c)
3.00%	TBA	6,800,000	6,680,571	(c)
3.50%	TBA	4,500,000	4,557,656	(c)
4.00%	TBA	4,867,000	5,076,891	(c)
4.50%	TBA	1,000,000	1,052,969	(c)
Federal National Mortgage Assoc.
0.27%	08/28/14	10,000,000	10,070,310	(d)
0.51%	09/28/15	8,000,000	7,996,400	(d)
0.72%	03/28/16	4,600,000	4,581,163	(d)
1.46%	12/20/17	6,000,000	5,845,050	(d)
1.93%	04/01/43	962,442	971,246	(g)
2.50%	02/01/28	6,759,847	6,808,643
3.00%	01/01/28 - 07/01/43	17,942,126	18,074,541
3.50%	01/01/28 - 10/01/42	31,445,597	32,387,301
4.00%	01/01/41 - 12/01/41	15,906,470	16,603,822
4.50%	10/01/39 - 04/01/41	29,062,696	30,790,139
5.00%	07/01/35 - 06/01/41	18,821,563	20,640,425	(f)
5.50%	11/01/35 - 01/01/39	10,365,905	11,319,847	(f)
6.00%	03/01/34 - 08/01/37	8,829,970	9,661,429
6.63%	11/15/30	1,200,000	1,628,431
2.50%	TBA	2,334,000	2,311,665	(c)
3.00%	TBA	9,500,000	9,281,796	(c)
4.00%	TBA	6,467,000	6,804,925	(c)
4.50%	TBA	4,600,000	4,876,539	(c)
5.00%	TBA	1,000,000	1,076,172	(c)
6.00%	TBA	333,000	362,138	(c)
6.50%	TBA	4,708,000	5,222,753	(c)
Government National Mortgage Assoc.
3.00%	10/15/42	6,880,722	6,818,674
3.50%	10/20/42	18,694,859	19,219,182
4.00%	12/20/40 - 08/15/41	11,727,586	12,366,082
4.50%	05/20/40	7,114,023	7,660,476
5.00%	08/15/41	7,419,335	8,108,509
3.00%	TBA	3,000,000	2,966,719	(c)
			306,795,713

Asset Backed—0.1%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,020,941
Chase Issuance Trust
0.70%	10/16/17	1,000,000	992,641	(d)
Citibank Credit Card Issuance Trust
5.65%	09/20/19	1,000,000	1,161,618
			3,175,200

Corporate Notes—8.1%
ABB Finance USA Inc.
1.63%	05/08/17	869,000	863,280	(f)
AbbVie Inc.
1.75%	11/06/17	875,000	857,252	(b)
4.40%	11/06/42	437,000	405,913	(b)
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	233,313
Aetna Inc.
1.50%	11/15/17	713,000	692,245
2.75%	11/15/22	500,000	460,493
Aflac Inc.
2.65%	02/15/17	250,000	255,968
Agilent Technologies Inc.
5.50%	09/14/15	909,000	991,786	(f)
Agrium Inc.
6.75%	01/15/19	1,000,000	1,180,780
Alcoa Inc.
5.55%	02/01/17	750,000	797,039
Altria Group Inc.
4.25%	08/09/42	663,000	565,774
Amazon.com Inc.
1.20%	11/29/17	873,000	844,308
America Movil SAB de C.V.
2.38%	09/08/16	1,000,000	1,013,209	(f)
3.13%	07/16/22	750,000	691,046
American Express Co.
7.00%	03/19/18	1,000,000	1,203,080
American Express Credit Corp.
1.75%	06/12/15	610,000	618,277	(f)
American International Group Inc.
4.88%	06/01/22	1,000,000	1,065,924
8.18%	05/15/68	250,000	305,000	(g)
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	457,838
Amgen Inc.
5.38%	05/15/43	817,000	844,996	(f)
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	495,913
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	832,769
5.38%	11/15/14	594,000	630,504	(f)
7.75%	01/15/19	500,000	632,416
Aon PLC
4.25%	12/12/42	250,000	216,862
Apache Corp.
5.10%	09/01/40	750,000	754,679
Apple Inc.
1.90%	05/03/18	250,000	240,074	(d)
Archer-Daniels-Midland Co.
4.02%	04/16/43	620,000	542,726
Arizona Public Service Co.
6.25%	08/01/16	273,000	313,242	(f)
Arrow Electronics Inc.
3.00%	03/01/18	250,000	249,641
Asian Development Bank
2.63%	02/09/15	1,500,000	1,552,560

AstraZeneca PLC
6.45%	09/15/37	250,000	307,120
AT&T Inc.
0.84%	02/13/15	899,000	899,470	(d,f)
2.95%	05/15/16	844,000	881,977	(f)
4.35%	06/15/45	750,000	652,522
5.55%	08/15/41	954,000	993,310	(f)
Australia & New Zealand Banking Group Ltd.
1.14%	02/12/16	500,000	496,869	(d)
Autodesk Inc.
1.95%	12/15/17	888,000	866,351
Avon Products Inc.
4.60%	03/15/20	250,000	252,764
AXA S.A.
8.60%	12/15/30	100,000	121,000
Bank of America Corp.
1.50%	10/09/15	1,000,000	997,728
5.42%	03/15/17	800,000	856,771
5.70%	01/24/22	1,321,000	1,466,369	(f)
5.75%	12/01/17	1,360,000	1,511,470	(f)
Bank of Montreal
1.45%	04/09/18	500,000	482,613
Bank of Nova Scotia
0.94%	10/09/15	500,000	497,838	(d)
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,104,781
Barrick Gold Corp.
6.95%	04/01/19	750,000	795,567
Baxter International Inc.
1.85%	06/15/18	500,000	495,951
BB&T Corp.
2.05%	06/19/18	350,000	344,904
2.15%	03/22/17	500,000	500,822
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	940,031	(f)
3.00%	05/15/22	500,000	483,735	(f)
BNP Paribas S.A.
2.38%	09/14/17	750,000	742,500
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	245,507
BP Capital Markets PLC
2.25%	11/01/16	1,425,000	1,459,260	(f)
2.50%	11/06/22	500,000	455,629
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	452,005
British Telecommunications PLC
9.63%	12/15/30	250,000	376,361
Buckeye Partners LP
4.15%	07/01/23	250,000	243,236
Burlington Northern Santa Fe LLC
5.75%	05/01/40	750,000	835,270
Capital One Financial Corp.
1.54%	11/06/15	1,000,000	986,438	(d)
Cardinal Health Inc.
3.20%	03/15/23	500,000	466,610

CareFusion Corp.
3.30%	03/01/23	250,000	237,467	(b)
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	595,453
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,062,211
Catholic Health Initiatives
1.60%	11/01/17	175,000	171,306
CBS Corp.
3.38%	03/01/22	250,000	240,989
CF Industries Inc.
3.45%	06/01/23	250,000	240,254
Chevron Corp.
1.72%	06/24/18	750,000	743,102
2.43%	06/24/20	75,000	74,573
Cigna Corp.
2.75%	11/15/16	250,000	259,431	(f)
5.38%	02/15/42	250,000	266,535	(f)
Cisco Systems Inc.
5.90%	02/15/39	750,000	889,838
Citigroup Inc.
5.00%	09/15/14	1,524,000	1,583,782	(f)
5.38%	08/09/20	1,500,000	1,658,699
5.88%	01/30/42	272,000	299,280
6.13%	08/25/36	347,000	339,744
Cliffs Natural Resources Inc.
3.95%	01/15/18	250,000	238,852
CNA Financial Corp.
5.88%	08/15/20	781,000	883,879	(f)
Comcast Corp.
4.25%	01/15/33	1,000,000	956,808
5.15%	03/01/20	500,000	571,643
ConAgra Foods Inc.
1.30%	01/25/16	750,000	751,237
ConocoPhillips
6.50%	02/01/39	750,000	943,502
Consolidated Edison Company of New York Inc.
3.95%	03/01/43	250,000	226,190
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%	11/09/22	500,000	478,136
Corp Andina de Fomento
4.38%	06/15/22	250,000	254,572
Covidien International Finance S.A.
1.35%	05/29/15	708,000	714,109
COX Communications Inc.
4.70%	12/15/42	218,000	193,365	(b)
Credit Suisse
5.30%	08/13/19	1,000,000	1,124,986
Crown Castle Towers LLC
6.11%	01/15/20	326,000	374,077	(b,f)
CSX Corp.
4.10%	03/15/44	568,000	493,213
CVS Caremark Corp.
2.75%	12/01/22	500,000	467,148
DCP Midstream Operating LP
2.50%	12/01/17	873,000	861,740

DDR Corp. (REIT)
4.63%	07/15/22	626,000	632,629
Deere & Co.
3.90%	06/09/42	471,000	427,854
Delhaize Group S.A.
4.13%	04/10/19	500,000	515,051
DENTSPLY International Inc.
2.75%	08/15/16	725,000	744,347	(f)
4.13%	08/15/21	250,000	253,810	(f)
Deutsche Bank AG
3.25%	01/11/16	500,000	523,551
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	346,818
Devon Energy Corp.
3.25%	05/15/22	500,000	484,279
Diageo Capital PLC
1.50%	05/11/17	1,259,000	1,247,648	(f)
Diageo Investment Corp.
2.88%	05/11/22	500,000	482,730	(f)
DIRECTV Holdings LLC
4.75%	10/01/14	1,026,000	1,073,684	(f)
5.15%	03/15/42	500,000	446,037	(f)
Discovery Communications LLC
3.25%	04/01/23	325,000	304,765
Dominion Resources Inc.
1.95%	08/15/16	667,000	680,314	(f)
Duke Energy Corp.
1.63%	08/15/17	884,000	867,769
3.05%	08/15/22	2,639,000	2,511,505
Eastman Chemical Co.
2.40%	06/01/17	1,000,000	1,001,749	(f)
eBay Inc.
1.35%	07/15/17	619,000	608,384
Ecolab Inc.
1.45%	12/08/17	750,000	728,461
Ecopetrol S.A.
7.63%	07/23/19	345,000	407,962	(f)
EMC Corp.
1.88%	06/01/18	500,000	494,252
Emerson Electric Co.
2.63%	02/15/23	500,000	473,237
Encana Corp.
3.90%	11/15/21	500,000	507,546
Energy Transfer Partners LP
6.50%	02/01/42	500,000	533,213	(f)
6.70%	07/01/18	701,000	823,221	(f)
Enterprise Products Operating LLC
4.45%	02/15/43	442,000	392,346
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	229,755
European Bank for Reconstruction & Development
1.00%	02/16/17	1,000,000	994,154	(d)
European Investment Bank
0.41%	12/15/14	1,420,000	1,429,628	(d,f)
0.54%	07/15/15	2,000,000	2,016,000	(d)
4.88%	01/17/17	2,040,000	2,298,876	(f)

Exelon Corp.
4.90%	06/15/15	1,393,000	1,490,857	(f)
Express Scripts Holding Co.
3.13%	05/15/16	1,421,000	1,477,635	(f)
4.75%	11/15/21	474,000	507,109
FedEx Corp.
2.70%	04/15/23	200,000	184,351
Fifth Third BanCorp
4.50%	06/01/18	500,000	538,436
FirstEnergy Corp.
7.38%	11/15/31	500,000	527,298
Florida Power & Light Co.
4.13%	02/01/42	847,000	797,863
Ford Motor Co.
4.75%	01/15/43	800,000	703,673
Ford Motor Credit Company LLC
2.75%	05/15/15	1,000,000	1,013,990
France Telecom S.A.
8.50%	03/01/31	250,000	339,647
Freeport-McMoRan Copper & Gold Inc.
3.10%	03/15/20	500,000	462,157	(b)
General Electric Capital Corp.
2.15%	01/09/15	1,000,000	1,019,668	(i)
5.00%	01/08/16	750,000	817,939	(i)
5.50%	01/08/20	1,000,000	1,127,486	(i)
6.75%	03/15/32	1,250,000	1,498,781	(i)
General Electric Co.
5.25%	12/06/17	1,000,000	1,129,147	(i)
Genworth Financial Inc.
6.52%	05/22/18	250,000	276,326
Georgia Power Co.
4.30%	03/15/42	472,000	432,861
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	993,217
Goldman Sachs Capital I
6.35%	02/15/34	503,000	483,312
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,066,374	(f)
Hartford Financial Services Group Inc.
4.00%	10/15/17	500,000	530,215
HCP Inc. (REIT)
2.63%	02/01/20	500,000	468,402
Healthcare REIT Inc. (REIT)
2.25%	03/15/18	500,000	490,916
5.13%	03/15/43	250,000	229,904
Hess Corp.
8.13%	02/15/19	500,000	626,741
Hewlett-Packard Co.
2.13%	09/13/15	750,000	759,064
6.00%	09/15/41	262,000	252,766
HSBC Bank USA NA
5.88%	11/01/34	500,000	531,986
HSBC Finance Corp.
6.68%	01/15/21	250,000	276,387
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,098,660

Indiana Michigan Power Co.
3.20%	03/15/23	750,000	710,926
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	198,744	(b)
Intel Corp.
1.35%	12/15/17	872,000	853,358
4.25%	12/15/42	186,000	168,947
Inter-American Development Bank
1.38%	10/18/16	1,500,000	1,522,722
International Bank for Reconstruction & Development
2.38%	05/26/15	1,500,000	1,556,815
International Business Machines Corp.
4.00%	06/20/42	750,000	703,820
International Finance Corp.
2.75%	04/20/15	1,000,000	1,041,447
International Paper Co.
7.95%	06/15/18	1,000,000	1,224,420
Invesco Finance PLC
3.13%	11/30/22	500,000	466,404
Jabil Circuit Inc.
4.70%	09/15/22	223,000	214,638
Jefferies Group Inc.
5.13%	01/20/23	250,000	248,072
JPMorgan Chase & Co.
1.10%	10/15/15	2,000,000	1,987,796
3.25%	09/23/22	436,000	413,939
4.50%	01/24/22	703,000	736,127
6.30%	04/23/19	1,000,000	1,161,698
6.40%	05/15/38	500,000	586,498
KFW
2.00%	10/04/22	2,187,000	2,052,423
4.50%	07/16/18	1,567,000	1,779,642	(f)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	300,000	281,146
5.00%	08/15/42	442,000	416,974
Kinross Gold Corp.
6.88%	09/01/41	250,000	236,010
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	500,000	501,521
Kraft Foods Group Inc.
1.63%	06/04/15	579,000	585,174
2.25%	06/05/17	443,000	446,109
5.00%	06/04/42	500,000	506,346
L-3 Communications Corp.
5.20%	10/15/19	500,000	538,405
Landwirtschaftliche Rentenbank
1.33%	09/12/17	500,000	489,904	(d)
Lincoln National Corp.
4.20%	03/15/22	317,000	322,112
Lockheed Martin Corp.
4.25%	11/15/19	1,000,000	1,088,700
Loews Corp.
2.63%	05/15/23	400,000	363,835
Lorillard Tobacco Co.
3.75%	05/20/23	500,000	461,352

Lowe’s Companies Inc.
3.12%	04/15/22	750,000	738,166
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	280,926
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	501,305
McDonald’s Corp.
1.88%	05/29/19	944,000	930,047	(f)
3.70%	02/15/42	250,000	222,149
Medtronic Inc.
4.50%	03/15/42	250,000	244,579
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	352,187
Merck & Company Inc.
2.40%	09/15/22	878,000	813,186
Merrill Lynch & Company Inc.
6.11%	01/29/37	250,000	246,091
MetLife Inc.
1.76%	12/15/17	500,000	492,234
4.13%	08/13/42	250,000	222,342
Microsoft Corp.
1.59%	11/15/17	1,000,000	971,080	(d)
3.75%	05/01/43	300,000	269,284
MidAmerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,134,465	(f)
Mondelez International Inc.
5.38%	02/10/20	1,000,000	1,121,654
Morgan Stanley
4.10%	05/22/23	250,000	230,980
4.75%	03/22/17	639,000	677,759
4.88%	11/01/22	250,000	246,975
5.50%	07/28/21	898,000	958,910
5.75%	01/25/21	473,000	513,419
6.63%	04/01/18	433,000	490,786
Murphy Oil Corp.
2.50%	12/01/17	500,000	493,142
3.70%	12/01/22	500,000	463,813
Mylan Inc.
1.80%	06/24/16	250,000	249,321	(b)
NBCUniversal Media LLC
5.15%	04/30/20	750,000	853,868
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	489,983
Newmont Mining Corp.
3.50%	03/15/22	250,000	213,934
News America Inc.
6.65%	11/15/37	579,000	666,282
Nexen Inc.
6.40%	05/15/37	500,000	543,442
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,706,000	1,757,078	(f)
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,042,135
Nomura Holdings Inc.
2.00%	09/13/16	500,000	494,421

Northeast Utilities
1.45%	05/01/18	250,000	242,658
Northrop Grumman Corp.
1.75%	06/01/18	750,000	727,447
Novartis Capital Corp.
2.40%	09/21/22	552,000	518,744
NYSE Euronext
2.00%	10/05/17	500,000	497,309
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	488,750
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	511,714
Omnicom Group Inc.
3.63%	05/01/22	500,000	482,241
ONEOK Partners LP
3.38%	10/01/22	233,000	214,204
6.13%	02/01/41	562,000	580,099	(f)
Oracle Corp.
1.20%	10/15/17	2,185,000	2,122,118
Owens Corning
4.20%	12/15/22	250,000	242,247
Pacific Gas & Electric Co.
6.05%	03/01/34	1,111,000	1,295,343	(f)
PacifiCorp
6.25%	10/15/37	153,000	186,176
PepsiCo Inc.
2.75%	03/01/23	250,000	236,544
7.90%	11/01/18	1,000,000	1,280,824
Petrobras Global Finance BV
4.38%	05/20/23	500,000	458,671
Petrobras International Finance Co - Pifco
6.75%	01/27/41	250,000	249,765
Petrobras International Finance Co.
2.88%	02/06/15	380,000	383,425
3.50%	02/06/17	1,183,000	1,177,732	(f)
3.88%	01/27/16	420,000	432,107
Petroleos Mexicanos
5.50%	01/21/21 - 06/27/44	1,179,000	1,226,100
6.50%	06/02/41	167,000	172,428
Pfizer Inc.
4.30%	06/15/43	350,000	339,817
6.20%	03/15/19	1,000,000	1,205,845
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,042,886	(f)
3.88%	08/21/42	442,000	374,692
Plains Exploration & Production Co.
6.63%	05/01/21	425,000	449,930
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,040,758
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	473,736
Praxair Inc.
1.01%	02/21/16	500,000	497,349	(d)
Pride International Inc.
6.88%	08/15/20	950,000	1,127,470	(f)

PrInc.ipal Financial Group Inc.
1.85%	11/15/17	250,000	245,526
Prudential Financial Inc.
5.63%	05/12/41	475,000	493,277	(f)
Public Service Company of Colorado
3.95%	03/15/43	250,000	230,002
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	462,981
Republic Services Inc.
5.50%	09/15/19	500,000	565,905
Reynolds American Inc.
3.25%	11/01/22	500,000	464,799
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	732,090
Rogers Communications Inc.
3.00%	03/15/23	250,000	233,344
Rowan Companies Inc.
5.40%	12/01/42	250,000	226,606
Royal Bank of Canada
0.94%	10/30/15	500,000	499,285	(d)
1.20%	09/19/18	500,000	487,830
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	555,546
Sanofi
1.25%	04/10/18	500,000	484,293
Santander Holdings USA Inc.
3.00%	09/24/15	438,000	449,095
Shell International Finance BV
4.38%	03/25/20	1,000,000	1,111,601
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	570,067
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	225,546
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	234,748
Statoil ASA
2.45%	01/17/23	750,000	694,786
Suncor Energy Inc.
6.85%	06/01/39	250,000	294,480
Svensk Exportkredit AB
0.97%	05/31/16	500,000	495,140	(d)
Talisman Energy Inc.
5.50%	05/15/42	250,000	244,776
Target Corp.
4.00%	07/01/42	750,000	682,023
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	971,952
Telecom Italia Capital S.A.
7.18%	06/18/19	1,000,000	1,112,885
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,079,555
Textron Inc.
6.20%	03/15/15	798,000	858,987	(f)
The ADT Corp.
2.25%	07/15/17	446,000	437,662
3.50%	07/15/22	250,000	229,887
4.88%	07/15/42	42,000	35,656

The Bank of New York Mellon Corp.
1.20%	02/20/15	1,000,000	1,008,111
The Boeing Co.
1.97%	05/15/18	325,000	310,965	(d)
The Chubb Corp.
6.38%	03/29/67	250,000	267,500	(g)
The Coca-Cola Co.
1.15%	04/01/18	250,000	242,499
3.30%	09/01/21	326,000	333,304
The Dow Chemical Co.
3.00%	11/15/22	437,000	406,432
4.38%	11/15/42	437,000	386,768
The Goldman Sachs Group Inc.
1.60%	11/23/15	2,000,000	2,004,564
5.75%	01/24/22	1,000,000	1,103,013	(f)
6.75%	10/01/37	887,000	908,611
The Home Depot Inc.
4.20%	04/01/43	250,000	237,480
4.40%	04/01/21	500,000	548,823
The Korea Development Bank
3.25%	03/09/16	897,000	924,896	(f)
4.00%	09/09/16	518,000	548,270	(f)
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,127,855
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	424,123
The Travelers Companies Inc.
5.35%	11/01/40	250,000	273,333
The Western Union Co.
2.88%	12/10/17	500,000	501,286
Thomson Reuters Corp.
4.50%	05/23/43	150,000	133,592
Time Warner Cable Inc.
4.50%	09/15/42	500,000	387,742
6.75%	07/01/18	1,288,000	1,474,316	(f)
Time Warner Inc.
6.10%	07/15/40	1,000,000	1,091,810
Total Capital International S.A.
1.55%	06/28/17	1,000,000	991,085
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	974,703
TransAlta Corp.
4.50%	11/15/22	873,000	832,561
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	474,317
Transocean Inc.
3.80%	10/15/22	438,000	417,218
Turlock Corp.
1.50%	11/02/17	1,310,000	1,271,638	(b)
U.S. Bancorp
3.44%	02/01/16	1,525,000	1,598,638
UBS AG
5.75%	04/25/18	1,000,000	1,155,619
United Parcel Service Inc.
2.45%	10/01/22	875,000	824,957
United Technologies Corp.
1.80%	06/01/17	472,000	473,729	(f)
4.50%	06/01/42	708,000	698,161	(f)

UnitedHealth Group Inc.
0.94%	10/15/15	437,000	437,570	(d)
1.40%	10/15/17	437,000	429,065
6.88%	02/15/38	250,000	312,335
Vale Overseas Ltd.
6.88%	11/10/39	750,000	757,036
Valero Energy Corp.
6.63%	06/15/37	500,000	574,582
Ventas Realty LP (REIT)
2.00%	02/15/18	500,000	483,989
Verizon Communications Inc.
2.00%	11/01/16	1,350,000	1,375,604
2.45%	11/01/22	436,000	395,320
3.85%	11/01/42	686,000	569,203
Verizon New York Inc.
7.38%	04/01/32	250,000	301,494
Viacom Inc.
2.50%	12/15/16	1,159,000	1,195,675	(f)
3.25%	03/15/23	200,000	188,366
Vodafone Group PLC
2.50%	09/26/22	376,000	333,398
4.38%	02/19/43	250,000	223,948
Wachovia Bank NA
6.60%	01/15/38	500,000	610,969
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,579,480
Waste Management Inc.
2.90%	09/15/22	500,000	459,514
Watson Pharmaceuticals Inc.
3.25%	10/01/22	1,316,000	1,226,907
Weatherford International Ltd.
4.50%	04/15/22	250,000	247,159	(f)
5.95%	04/15/42	250,000	236,292	(f)
WellPoint Inc.
1.88%	01/15/18	602,000	589,445
3.30%	01/15/23	500,000	475,976
3.70%	08/15/21	237,000	238,964
Wells Fargo & Co.
1.50%	07/01/15	1,500,000	1,517,090
1.50%	01/16/18	1,000,000	975,326
Westpac Banking Corp.
1.13%	09/25/15	1,000,000	1,004,239
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	120,047
WPP Finance 2010
5.13%	09/07/42	441,000	406,928
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	243,476
Xerox Corp.
4.25%	02/15/15	500,000	522,348
Xstrata Finance Canada Ltd.
5.80%	11/15/16	751,275	819,532	(b,f)
Zoetis Inc.
4.70%	02/01/43	500,000	466,932	(b)
			230,010,104

Non-Agency Collateralized Mortgage Obligations—0.6%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	400,000	438,928	(f)
5.68%	07/10/46	440,000	487,266
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	920,080	(g)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	277,000	312,717	(f,g)
Banc of America Commercial Mortgage Trust 2008-1
6.39%	02/10/51	792,000	907,539	(f,g)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	980,000	1,056,514	(f,g)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	987,863	1,040,723	(f,g)
5.77%	04/12/38	1,050,000	1,137,553	(f,g)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	500,000	528,914	(f,g)
GS Mortgage Securities Corp. II
3.00%	08/10/44	950,000	989,459
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	710,000	744,472	(g)
5.34%	08/12/37	386,088	408,111	(g)
5.44%	06/12/47	1,420,000	1,573,280
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
6.00%	06/15/49	870,000	973,614	(g)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	630,000	669,832
5.16%	02/15/31	860,000	928,942
6.06%	06/15/38	440,000	488,357	(g)
Morgan Stanley Capital I Trust 2006-TOP23
5.99%	08/12/41	1,055,000	1,174,458	(g)
Morgan Stanley Capital I Trust 2008-TOP29
6.46%	01/11/43	470,000	532,782	(g)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	810,000	871,924	(g)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	220,000	212,826	(g)
			16,398,291

Sovereign Bonds—0.4%
Government of Brazil
2.63%	01/05/23	750,000	652,500
5.88%	01/15/19	1,000,000	1,139,000
7.13%	01/20/37	500,000	595,000
Government of Chile
3.63%	10/30/42	350,000	288,750
Government of Colombia
4.38%	07/12/21	300,000	312,450	(f)
6.13%	01/18/41	250,000	278,125
Government of Italy
3.13%	01/26/15	1,000,000	1,025,200
5.38%	06/15/33	250,000	250,828
Government of Mexico
4.75%	03/08/44	702,000	624,780	(f)
5.63%	01/15/17	1,000,000	1,111,500
5.75%	10/12/49	172,000	156,950	(f)
6.05%	01/11/40	130,000	141,700	(f)

Government of Panama
6.70%	01/26/36	250,000	290,625
Government of Peru
6.55%	03/14/37	447,000	527,460	(f)
7.35%	07/21/25	100,000	128,000
Government of Philippine
7.75%	01/14/31	500,000	660,000
Government of Philippines
4.00%	01/15/21	500,000	528,750
Government of Poland
3.00%	03/17/23	147,000	132,668
5.00%	03/23/22	500,000	537,500
6.38%	07/15/19	74,000	86,307
Government of South Africa
6.25%	03/08/41	100,000	107,000	(f)
Government of Turkey
3.25%	03/23/23	500,000	436,250
4.88%	04/16/43	500,000	430,000
6.75%	04/03/18	500,000	561,250
7.38%	02/05/25	500,000	592,500
Government of Uruguay
6.88%	09/28/25	381,075	456,528
			12,051,621

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	319,428	(f)
Bay Area Toll Authority
6.26%	04/01/49	250,000	290,190
Chicago Transit Authority
6.90%	12/01/40	250,000	290,222
City of New York NY
5.97%	03/01/36	250,000	282,285
City Public Service Board of San Antonio TX
5.72%	02/01/41	200,000	234,950
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	197,924
Dallas Area Rapid Transit
5.02%	12/01/48	250,000	260,952
East Bay Municipal Utility District
5.87%	06/01/40	100,000	117,566
Los Angeles Department of Water & Power
6.57%	07/01/45	250,000	317,892
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	301,460
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	269,715
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	688,646	(f)
New York City Municipal Water Finance Authority
6.01%	06/15/42	250,000	290,418
North Texas Tollway Authority
6.72%	01/01/49	100,000	117,824
Port Authority of New York & New Jersey
4.46%	10/01/62	500,000	446,340
San Diego County Water Authority
6.14%	05/01/49	200,000	233,994

South Carolina State Public Service Authority
6.45%	01/01/50	150,000	173,040	(f)
State of California
5.70%	11/01/21	705,000	805,603
7.55%	04/01/39	600,000	803,424
State of Illinois
5.10%	06/01/33	800,000	742,368
State of Texas
5.52%	04/01/39	200,000	226,580
University of Texas System
4.79%	08/15/46	125,000	128,498
			7,539,319

Federal Agencies—0.1%
Federal Home Loan Mortgage Corp.
1.38%	05/01/20	1,500,000	1,421,334
Federal National Mortgage Assoc.
1.60%	05/21/18	900,000	869,816	(d)
			2,291,150

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	620,251	—	(c,j,k)

Total Bonds and Notes
(Cost $939,223,118)			919,057,835

		Number of Shares	Fair Value

Mutual Funds—0.0%*

Asset Management & Custody Banks—0.0%*
Firsthand Technology Value Fund Inc.		380	$7,547

Total Mutual Funds
(Cost $6,735)			7,547

Total Investments in Securities
(Cost $2,619,055,019)			2,722,409,685

Short-Term Investments—5.7%
GE Institutional Money Market Fund - Investment Class 0.00%			161,654,290	(d,h)

Total Investments
(Cost $2,780,709,309)			2,884,063,975

Liabilities in Excess of Other Assets, net—(2.0)%			(55,945,703)

NET ASSETS—100.0%			$2,828,118,272

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI Eafe Mini Index Futures	September 2013	53	$4,345,205	$(110,562)
MSCI Emerging Market Mini Futures	September 2013	29	1,353,865	(13,610)
Russell 2000 Mini Index Futures	September 2013	12	1,169,640	4,510
S&P 500 Emini Index Futures	September 2013	193	15,433,245	(212,815)
S&P Midcap 400 Emini Index Futures	September 2013	17	1,968,430	(10,861)

				$(343,338)

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P Midcap 400 Emini Index Futures	September 2013	1	$(115,790)	$168

				$168

				$(343,170)

The Fund held the following short positions as of June 30, 2013:

		Principal Amount	Fair Value
Agency Mortgage Backed
Federal National Mortgage Assoc. 3.50%	TBA	$(600,000)	$(624,938	) (c)

The Fund was invested in the following Countries at June 30, 2013:

Country	Percentage (based on Fair Value)
United States	76.70%
United Kingdom	3.44%
Japan	3.36%
Canada	1.80%
Switzerland	1.59%
France	1.48%
Germany	1.45%
Australia	1.26%
China	0.85%
South Korea	0.72%
Brazil	0.72%
Taiwan	0.54%
Sweden	0.47%
Netherlands	0.45%
Spain	0.45%
Hong Kong	0.45%
Supranational	0.44%
Mexico	0.42%
Italy	0.37%
South Africa	0.33%
India	0.31%
Russian Federation	0.25%

Singapore	0.24%
Belgium	0.19%
Malaysia	0.18%
Denmark	0.16%
Turkey	0.16%
Indonesia	0.15%
Norway	0.15%
Thailand	0.13%
Finland	0.11%
Chile	0.10%
Poland	0.10%
Philippines	0.09%
Colombia	0.09%
Israel	0.07%
Peru	0.04%
Ireland	0.04%
Austria	0.04%
Portugal	0.03%
New Zealand	0.02%
Uruguay	0.02%
Czech Republic	0.01%
Hungary	0.01%
Egypt	0.01%
Panama	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2013:

Industry	Domestic	Foreign	Total
Diversified Financial Services	2.00%	3.13%	5.13%
Pharmaceuticals	2.28%	1.36%	3.64%
Integrated Oil & Gas	1.93%	1.21%	3.14%
Integrated Telecommunication Services	0.96%	0.51%	1.47%
Packaged Foods & Meats	0.65%	0.69%	1.34%
Oil & Gas Exploration & Production	1.00%	0.34%	1.34%
Computer Hardware	1.17%	0.08%	1.25%
Industrial Conglomerates	0.92%	0.29%	1.21%
Semiconductors	0.77%	0.43%	1.20%
Aerospace & Defense	1.02%	0.18%	1.20%
Systems Software	1.11%	0.01%	1.12%
Property & Casualty Insurance	0.95%	0.16%	1.11%
Electric Utilities	0.78%	0.32%	1.10%
Internet Software & Services	0.97%	0.09%	1.06%
Household Products	0.84%	0.15%	0.99%
Automobile Manufacturers	0.23%	0.72%	0.95%
Healthcare Equipment	0.88%	0.07%	0.95%
Biotechnology	0.86%	0.06%	0.92%
Tobacco	0.65%	0.27%	0.92%
Soft Drinks	0.81%	0.06%	0.87%
Communications Equipment	0.78%	0.08%	0.86%
Life & Health Insurance	0.41%	0.44%	0.85%
IT Consulting & Other Services	0.75%	0.09%	0.84%
Industrial Machinery	0.46%	0.30%	0.76%
Data Processing & Outsourced Services	0.72%	0.03%	0.75%

Wireless Telecommunication Services	0.12%	0.63%	0.75%
Oil & Gas Equipment & Services	0.65%	0.07%	0.72%
Regional Banks	0.62%	0.10%	0.72%
Multi-Utilities	0.49%	0.22%	0.71%
Movies & Entertainment	0.70%	0.00%	0.70%
Electrical Components & Equipment	0.41%	0.24%	0.65%
Restaurants	0.58%	0.07%	0.65%
Asset Management & Custody Banks	0.55%	0.06%	0.61%
Hypermarkets & Super Centers	0.45%	0.15%	0.60%
Multi-Line Insurance	0.29%	0.31%	0.60%
Cable & Satellite	0.48%	0.10%	0.58%
Railroads	0.35%	0.23%	0.58%
Diversified Metals & Mining	0.09%	0.49%	0.58%
Diversified Chemicals	0.34%	0.17%	0.51%
Specialized REITs	0.49%	0.00%	0.49%
Application Software	0.35%	0.11%	0.46%
Internet Retail	0.45%	0.01%	0.46%
Investment Banking & Brokerage	0.35%	0.10%	0.45%
Food Retail	0.13%	0.31%	0.44%
Home Improvement Retail	0.42%	0.02%	0.44%
Apparel, Accessories & Luxury Goods	0.20%	0.22%	0.42%
Managed Healthcare	0.41%	0.00%	0.41%
Consumer Finance	0.39%	0.02%	0.41%
Apparel Retail	0.28%	0.13%	0.41%
Fertilizers & Agricultural Chemicals	0.21%	0.16%	0.37%
Retail REITs	0.24%	0.13%	0.37%
Construction & Farm Machinery	0.34%	0.02%	0.36%
Oil & Gas Refining & Marketing	0.25%	0.11%	0.36%
Specialty Chemicals	0.22%	0.14%	0.36%
Air Freight & Logistics	0.29%	0.05%	0.34%
Computer Storage & Peripherals	0.29%	0.02%	0.31%
Oil & Gas Storage & Transportation	0.20%	0.11%	0.31%
Steel	0.09%	0.22%	0.31%
Healthcare Services	0.24%	0.06%	0.30%
Trading Companies & Distributors	0.11%	0.19%	0.30%
Drug Retail	0.29%	0.01%	0.30%
Auto Parts & Equipment	0.15%	0.14%	0.29%
Brewers	0.02%	0.27%	0.29%
Specialized Finance	0.22%	0.07%	0.29%
Industrial Gases	0.16%	0.10%	0.26%
Construction & Engineering	0.10%	0.15%	0.25%
Diversified REITs	0.08%	0.16%	0.24%
Life Sciences Tools & Services	0.22%	0.01%	0.23%
General Merchandise Stores	0.21%	0.02%	0.23%
Commodity Chemicals	0.08%	0.14%	0.22%
Department Stores	0.11%	0.11%	0.22%
Distillers & Vintners	0.07%	0.14%	0.21%
Gas Utilities	0.09%	0.11%	0.20%
Diversified Real Estate Activities	0.01%	0.19%	0.20%
Diversified Capital Markets	0.00%	0.20%	0.20%
Healthcare Distributors	0.18%	0.02%	0.20%
Personal Products	0.07%	0.12%	0.19%
Construction Materials	0.03%	0.16%	0.19%
Broadcasting	0.15%	0.04%	0.19%
Semiconductor Equipment	0.13%	0.05%	0.18%
Oil & Gas Drilling	0.13%	0.05%	0.18%

Gold	0.04%	0.12%	0.16%
Construction & Farm Machinery & Heavy Trucks	0.04%	0.12%	0.16%
Residential REITs	0.16%	0.00%	0.16%
Hotels, Resorts & Cruise Lines	0.12%	0.04%	0.16%
Casinos & Gaming	0.06%	0.10%	0.16%
Footwear	0.13%	0.01%	0.14%
Automotive Retail	0.13%	0.01%	0.14%
Electronic Equipment & Instruments	0.04%	0.10%	0.14%
Building Products	0.05%	0.09%	0.14%
Environmental & Facilities Services	0.12%	0.01%	0.13%
Publishing	0.04%	0.09%	0.13%
Advertising	0.07%	0.06%	0.13%
Office REITs	0.10%	0.03%	0.13%
Insurance Brokers	0.13%	0.00%	0.13%
Reinsurance	0.04%	0.09%	0.13%
Electronic Manufacturing Services	0.04%	0.08%	0.12%
Specialty Stores	0.12%	0.00%	0.12%
Research & Consulting Services	0.05%	0.06%	0.11%
Multi-Sector Holdings	0.02%	0.09%	0.11%
Thrifts & Mortgage Finance	0.08%	0.03%	0.11%
Leisure Products	0.08%	0.03%	0.11%
Independent Power Producers & Energy Traders	0.05%	0.06%	0.11%
Agricultural Products	0.07%	0.03%	0.10%
Home Building	0.08%	0.02%	0.10%
Heavy Electrical Equipment	0.00%	0.10%	0.10%
Office Electronics	0.03%	0.07%	0.10%
Paper Products	0.07%	0.03%	0.10%
Airlines	0.05%	0.05%	0.10%
Security & Alarm Services	0.07%	0.03%	0.10%
Tires & Rubber	0.01%	0.08%	0.09%
Real Estate Development	0.00%	0.09%	0.09%
Healthcare Supplies	0.05%	0.04%	0.09%
Consumer Electronics	0.02%	0.07%	0.09%
Paper Packaging	0.07%	0.02%	0.09%
Diversified Support Services	0.04%	0.04%	0.08%
Industrial REITs	0.06%	0.02%	0.08%
Healthcare Facilities	0.06%	0.02%	0.08%
Coal & Consumable Fuels	0.04%	0.04%	0.08%
Home Furnishing Retail	0.07%	0.00%	0.07%
Real Estate Operating Companies	0.00%	0.07%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Distributors	0.05%	0.02%	0.07%
Human Resource & Employment Services	0.04%	0.03%	0.07%
Healthcare Technology	0.06%	0.00%	0.06%
Marine	0.01%	0.05%	0.06%
Trucking	0.04%	0.02%	0.06%
Metal & Glass Containers	0.04%	0.01%	0.05%
Specialized Consumer Services	0.05%	0.00%	0.05%
Highways & Railtracks	0.00%	0.05%	0.05%
Home Entertainment Software	0.02%	0.03%	0.05%
Household Appliances	0.03%	0.02%	0.05%
Computer & Electronics Retail	0.04%	0.01%	0.05%
Office Services & Supplies	0.04%	0.00%	0.04%
Motorcycle Manufacturers	0.03%	0.01%	0.04%
Water Utilities	0.01%	0.03%	0.04%
Precious Metals & Minerals	0.01%	0.03%	0.04%

Aluminum	0.02%	0.01%	0.03%
Alternative Carriers	0.01%	0.02%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Housewares & Specialities	0.03%	0.00%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Education Services	0.02%	0.01%	0.03%
Commercial Printing	0.01%	0.01%	0.02%
Airport Services	0.00%	0.02%	0.02%
Leisure Facilities	0.01%	0.01%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Photographic Products	0.00%	0.01%	0.01%
Forest Products	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Homebuilding	0.00%	0.01%	0.01%
Catalog Retail	0.01%	0.00%	0.01%

			62.53%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	11.62%
Agency Mortgage Backed	10.62%
Corporate Notes	7.98%
Non-Agency Collateralized Mortgage Obligations	0.57%
Sovereign Bonds	0.42%
Municipal Bonds and Notes	0.26%
U.S. Government Sponsored Agencies	0.20%
Asset Backed	0.11%
Federal Agencies	0.08%

31.86%

Short Term Investments
Short-Term Investments	5.61%

5.61%

100.00%

Notes to Schedules of Investments June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to $5,536,398 or 0.20% of the net assets of GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	At June 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2013.

(h)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(i)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(j)	Securities in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedure approved by the Board of Directors.

*	Less than 0.05%
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of June 30, 2013.
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable only to Closed-End Management Investment Companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Applicable only to Closed-End Management Investment Companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11.	CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Arthur A. Jensen as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INVESTMENTS FUNDS, INC

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: August 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: August 14, 2013

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: August 14, 2013

EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.